UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 101.6%

COMMON STOCKS - 99.5%

Advertising - 0.1%
Harte-Hanks, Inc.	2,668	$15,741
Interpublic Group of Cos., Inc. (The)	7,663	84,447
Omnicom Group, Inc.	5,119	255,745

Total Advertising		355,933

Aerospace/Defense - 2.2%
Alliant Techsystems, Inc.	540	33,458
Boeing Co. (The)	14,331	1,079,984
Curtiss-Wright Corp.	523	17,170
Exelis, Inc.	5,641	63,574
General Dynamics Corp.	8,438	584,500
Kaman Corp.	625	23,000
L-3 Communications Holdings, Inc.	2,026	155,232
Lockheed Martin Corp.	13,100	1,208,999
Northrop Grumman Corp.	6,513	440,149
Raytheon Co.	9,297	535,135
Rockwell Collins, Inc.(a)	2,258	131,348
United Technologies Corp.	19,261	1,579,595

Total Aerospace/Defense		5,852,144

Agriculture - 3.6%
Altria Group, Inc.	90,125	2,831,728
Archer-Daniels-Midland Co.	13,796	377,872
Lorillard, Inc.	5,527	644,835
Philip Morris International, Inc.	55,338	4,628,470
Reynolds American, Inc.	25,616	1,061,271
Universal Corp.	1,077	53,753
Vector Group Ltd.(a)	6,232	92,670

Total Agriculture		9,690,599

Apparel - 0.5%
Cherokee, Inc.	1,212	16,617
Coach, Inc.	4,587	254,624
Columbia Sportswear Co.(a)	589	31,429
Jones Group, Inc. (The)	1,667	18,437
NIKE, Inc. Class B	10,018	516,929
Ralph Lauren Corp.	495	74,210
VF Corp.	2,063	311,451
Wolverine World Wide, Inc.	823	33,727

Total Apparel		1,257,424

Auto Manufacturers - 0.3%
Ford Motor Co.	47,746	618,310
PACCAR, Inc.	5,170	233,736

Total Auto Manufacturers		852,046

Auto Parts & Equipment - 0.2%
Allison Transmission Holdings, Inc.	1,759	35,919
Cooper Tire & Rubber Co.	1,233	31,269
Dana Holding Corp.	1,621	25,304
Douglas Dynamics, Inc.	1,022	14,707
Johnson Controls, Inc.	13,656	419,239
Lear Corp.	1,061	49,697
Superior Industries International, Inc.	1,446	29,498

Total Auto Parts & Equipment		605,633

Banks - 5.9%
1st Source Corp.	1,286	28,408
Arrow Financial Corp.	1,076	26,846
Associated Banc-Corp.	3,333	43,729
BancFirst Corp.	583	24,696
BancorpSouth, Inc.	1,173	17,055
Bank of America Corp.	33,697	390,885
Bank of Hawaii Corp.	1,496	65,899
Bank of New York Mellon Corp. (The)	19,916	511,841
Bank of the Ozarks, Inc.	591	19,781
BB&T Corp.	15,661	455,892
BOK Financial Corp.	1,530	83,324
Capital One Financial Corp.	1,716	99,408
Cathay General Bancorp	825	16,088
Chemical Financial Corp.	1,304	30,983
Citigroup, Inc.	2,532	100,166
City Holding Co.	803	27,985
City National Corp.	803	39,765
Comerica, Inc.	2,921	88,623
Commerce Bancshares, Inc.	1,941	68,051
Community Bank System, Inc.	1,484	40,602
Community Trust Bancorp, Inc.	982	32,190
Cullen/Frost Bankers, Inc.	1,816	98,554
CVB Financial Corp.	3,929	40,862
East West Bancorp, Inc.	1,319	28,345
Fifth Third Bancorp	19,617	297,982
First Busey Corp.	2,966	13,792
First Commonwealth Financial Corp.	2,192	14,949
First Financial Bancorp	3,468	50,702
First Financial Bankshares, Inc.	877	34,212
First Financial Corp.	627	18,961
First Republic Bank	1,249	40,942
FirstMerit Corp.(a)	4,378	62,124
FNB Corp.	6,198	65,823
Fulton Financial Corp.	4,065	39,065
Glacier Bancorp, Inc.	3,389	49,852
Goldman Sachs Group, Inc. (The)	6,016	767,401
Hancock Holding Co.	2,184	69,320
Hudson Valley Holding Corp.	869	13,530
Huntington Bancshares, Inc.	17,706	113,141
Iberiabank Corp.	765	37,577
Independent Bank Corp.	705	20,410
International Bancshares Corp.	1,808	32,634
JPMorgan Chase & Co.	85,774	3,771,483
KeyCorp	17,515	147,476
M&T Bank Corp.	3,003	295,705
MB Financial, Inc.	875	17,281
Morgan Stanley	17,219	329,227
National Penn Bancshares, Inc.	5,788	53,944
NBT Bancorp, Inc.	1,474	29,878
Northern Trust Corp.	4,802	240,868
Old National Bancorp	2,965	35,195
PacWest Bancorp	1,412	34,989
Park National Corp.(a)	1,008	65,147
Penns Woods Bancorp, Inc.	464	17,358
PNC Financial Services Group, Inc.	11,684	681,294
Prosperity Bancshares, Inc.	867	36,414
Regions Financial Corp.	7,418	52,816
Renasant Corp.	1,298	24,844
S&T Bancorp, Inc.	904	16,335
S.Y. Bancorp, Inc.	1,084	24,303
State Street Corp.	7,396	347,686
SunTrust Banks, Inc.	3,358	95,199
Susquehanna Bancshares, Inc.	4,626	48,481
Synovus Financial Corp.	14,313	35,067
TCF Financial Corp.	3,251	39,500
Tompkins Financial Corp.	461	18,274
TrustCo Bank Corp.	7,219	38,116
Trustmark Corp.	1,985	44,583

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds     1

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
U.S. Bancorp	36,507	$1,166,034
UMB Financial Corp.	850	37,264
Umpqua Holdings Corp.	2,664	31,409
United Bankshares, Inc.	2,160	52,531
Univest Corp. of Pennsylvania	1,298	22,196
Valley National Bancorp	11,585	107,741
Washington Trust Bancorp, Inc.	605	15,918
Webster Financial Corp.	371	7,624
Wells Fargo & Co.	107,353	3,669,326
WesBanco, Inc.	1,174	26,086
Westamerica Bancorp.(a)	699	29,770

Total Banks		15,829,757

Beverages - 2.7%
Beam, Inc.	1,867	114,055
Brown-Forman Corp. Class A	1,316	81,342
Brown-Forman Corp. Class B	1,714	108,410
Coca-Cola Co. (The)	101,581	3,682,311
Coca-Cola Enterprises, Inc.	4,757	150,940
Dr. Pepper Snapple Group, Inc.	5,236	231,326
Molson Coors Brewing Co. Class B	3,943	168,721
PepsiCo, Inc.	38,927	2,663,775

Total Beverages		7,200,880

Biotechnology - 0.4%
Amgen, Inc.	10,450	902,044
PDL BioPharma, Inc.(a)	11,434	80,610

Total Biotechnology		982,654

Building Materials - 0.1%
Eagle Materials, Inc.	355	20,767
Lennox International, Inc.	679	35,661
Martin Marietta Materials, Inc.(a)	643	60,622
Masco Corp.	5,763	96,012
Simpson Manufacturing Co., Inc.	690	22,625

Total Building Materials		235,687

Chemicals - 2.5%
A. Schulman, Inc.	78	2,257
Air Products & Chemicals, Inc.	5,256	441,609
Airgas, Inc.	1,081	98,684
Albemarle Corp.	1,077	66,903
Ashland, Inc.	749	60,227
Cabot Corp.	859	34,180
Celanese Corp. Series A	617	27,475
CF Industries Holdings, Inc.	416	84,515
Cytec Industries, Inc.	467	32,144
Dow Chemical Co. (The)	38,149	1,232,976
E.I. du Pont de Nemours & Co.	28,948	1,301,792
Eastman Chemical Co.	2,075	141,204
Ecolab, Inc.	2,509	180,397
FMC Corp.	851	49,801
H.B. Fuller Co.	802	27,926
Huntsman Corp.	5,390	85,701
Innophos Holdings, Inc.	673	31,294
International Flavors & Fragrances, Inc.	1,419	94,420
Kronos Worldwide, Inc.(a)	3,395	66,202
Monsanto Co.	7,188	680,344
Mosaic Co. (The)	4,097	232,013
NewMarket Corp.	123	32,251
Olin Corp.	3,180	68,656
PolyOne Corp.	1,648	33,652
PPG Industries, Inc.	2,370	320,780
Praxair, Inc.	4,861	532,036
Rockwood Holdings, Inc.	1,720	85,071
RPM International, Inc.	3,569	104,786
Sensient Technologies Corp.	372	13,228
Sherwin-Williams Co. (The)	928	142,745
Sigma-Aldrich Corp.	1,066	78,436
Valhi, Inc.	4,446	55,575
Valspar Corp.	1,016	63,398
Westlake Chemical Corp.(a)	540	42,822

Total Chemicals		6,545,500

Coal - 0.1%
Arch Coal, Inc.	4,071	29,800
Consol Energy, Inc.(a)	2,446	78,517
Peabody Energy Corp.	2,494	66,365
Walter Energy, Inc.	824	29,565

Total Coal		204,247

Commercial Services - 1.4%
ABM Industries, Inc.	1,370	27,332
Automatic Data Processing, Inc.	11,950	681,270
Booz Allen Hamilton Holding Corp.	3,016	41,983
Brink’s Co. (The)	724	20,656
Corporate Executive Board Co. (The)	577	27,384
Corrections Corp. of America	1,758	62,356
Deluxe Corp.	1,619	52,197
DeVry, Inc.	41	973
Electro Rent Corp.	1,269	19,517
Equifax, Inc.	1,344	72,737
Geo Group, Inc. (The)	1,546	43,597
H&R Block, Inc.	9,319	173,054
Healthcare Services Group, Inc.	1,977	45,926
Insperity, Inc.	727	23,671
Intersections, Inc.	1,515	14,362
Iron Mountain, Inc.	4,495	139,570
Landauer, Inc.	473	28,952
Lender Processing Services, Inc.	1,433	35,280
Manpower, Inc.	1,206	51,183
Mastercard, Inc. Class A	233	114,468
McGrath Rentcorp	1,087	31,545
Moody’s Corp.	2,328	117,145
Paychex, Inc.	11,924	371,313
Quad Graphics, Inc.(a)	1,844	37,599
R.R. Donnelley & Sons Co.(a)	16,582	149,238
Rent-A-Center, Inc.	869	29,859
Robert Half International, Inc.	2,602	82,796
Rollins, Inc.	2,184	48,135
SAIC, Inc.	10,731	121,475
SEI Investments Co.	2,245	52,398
Service Corp. International	3,152	43,529
Sotheby’s	660	22,189
Total System Services, Inc.	3,059	65,524
Towers Watson & Co. Class A	304	17,088
Visa, Inc. Class A	3,858	584,796
Weight Watchers International, Inc.(a)	781	40,893
Western Union Co. (The)	17,030	231,778

Total Commercial Services		3,723,768

Computers - 4.9%
Apple, Inc.	15,305	8,158,024
Computer Sciences Corp.	2,638	105,652
Dell, Inc.	39,561	400,753
Diebold, Inc.	2,213	67,740
DST Systems, Inc.	464	28,118
Hewlett-Packard Co.	56,360	803,130

See Notes to Schedule of Investments.

2    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
International Business Machines Corp.	15,962	$3,057,521
j2 Global, Inc.	1,353	41,375
Jack Henry & Associates, Inc.	907	35,609
Lexmark International, Inc. Class A	2,876	66,694
MTS Systems Corp.	465	23,683
Western Digital Corp.	4,421	187,848

Total Computers		12,976,147

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	6,913	99,271
Colgate-Palmolive Co.	9,120	953,405
Estee Lauder Cos., Inc. (The) Class A	2,016	120,678
Procter & Gamble Co. (The)	72,250	4,905,052

Total Cosmetics/Personal Care		6,078,406

Distribution/Wholesale - 0.3%
Fastenal Co.	4,463	208,378
Genuine Parts Co.	4,064	258,389
Owens & Minor, Inc.(a)	1,965	56,022
Pool Corp.	829	35,083
United Stationers, Inc.	760	23,553
W.W. Grainger, Inc.	886	179,300
Watsco, Inc.	917	68,683

Total Distribution/Wholesale		829,408

Diversified Financial Services - 1.8%
American Express Co.	13,025	748,677
Ameriprise Financial, Inc.	4,707	294,800
Arlington Asset Investment Corp. Class A	1,220	25,340
Artio Global Investors, Inc.	3,216	6,110
BGC Partners, Inc. Class A	15,748	54,488
BlackRock, Inc.	4,000	826,840
California First National Bancorp	1,538	22,993
CBOE Holdings, Inc.	1,358	40,007
Charles Schwab Corp. (The)	17,658	253,569
CME Group, Inc.	9,023	457,556
Cohen & Steers, Inc.(a)	1,195	36,412
Discover Financial Services	4,162	160,445
Eaton Vance Corp.	2,498	79,561
Evercore Partners, Inc. Class A	863	26,054
Federated Investors, Inc. Class B(a)	4,480	90,630
Franklin Resources, Inc.	1,486	186,790
GFI Group, Inc.	6,015	19,489
Greenhill & Co., Inc.	968	50,326
Horizon Technology Finance Corp.	1,016	15,128
Interactive Brokers Group, Inc. Class A	1,356	18,550
Janus Capital Group, Inc.	5,738	48,888
Jefferies Group, Inc.	2,902	53,890
Legg Mason, Inc.	1,558	40,072
LPL Financial Holdings, Inc.	1,475	41,536
MarketAxess Holdings, Inc.	573	20,227
Medley Capital Corp.	1,213	17,661
NASDAQ OMX Group, Inc. (The)	2,640	66,026
Nelnet, Inc. Class A	698	20,794
NYSE Euronext	10,016	315,905
Raymond James Financial, Inc.	1,638	63,112
SLM Corp.	11,347	194,374
T. Rowe Price Group, Inc.	4,330	282,013
TD Ameritrade Holding Corp.	9,246	155,425
Waddell & Reed Financial, Inc. Class A	2,189	76,221

Total Diversified Financial Services		4,809,909

Electric - 5.9%
AES Corp. (The)	8,157	87,280
ALLETE, Inc.	1,573	64,461
Alliant Energy Corp.	3,789	166,375
Ameren Corp.	10,136	311,378
American Electric Power Co., Inc.	17,242	735,889
Avista Corp.	2,193	52,873
Black Hills Corp.	1,065	38,702
CH Energy Group, Inc.	621	40,502
Cleco Corp.	1,559	62,376
CMS Energy Corp.	8,568	208,888
Consolidated Edison, Inc.	10,068	559,177
Dominion Resources, Inc.	18,980	983,164
DTE Energy Co.	5,756	345,648
Duke Energy Corp.	27,073	1,727,257
Edison International	7,688	347,421
El Paso Electric Co.	1,123	35,835
Empire District Electric Co. (The)	1,901	38,742
Entergy Corp.	7,427	473,471
Exelon Corp.	46,993	1,397,572
FirstEnergy Corp.	17,955	749,801
Great Plains Energy, Inc.	4,744	96,351
Hawaiian Electric Industries, Inc.	3,972	99,856
IDACORP, Inc.	1,295	56,138
Integrys Energy Group, Inc.	3,296	172,117
ITC Holdings Corp.	884	67,988
MDU Resources Group, Inc.	4,955	105,244
MGE Energy, Inc.	826	42,085
National Fuel Gas Co.	1,867	94,638
NextEra Energy, Inc.	11,874	821,562
Northeast Utilities	8,775	342,927
NorthWestern Corp.	1,515	52,616
NRG Energy, Inc.	2,692	61,889
NV Energy, Inc.	6,904	125,239
OGE Energy Corp.	2,357	132,723
Otter Tail Corp.	1,482	37,050
Pepco Holdings, Inc.(a)	10,542	206,729
PG&E Corp.	15,375	617,767
Pinnacle West Capital Corp.	3,786	193,010
PNM Resources, Inc.	2,185	44,814
Portland General Electric Co.	3,030	82,901
PPL Corp.	23,214	664,617
Public Service Enterprise Group, Inc.	18,392	562,795
SCANA Corp.	4,723	215,558
Southern Co. (The)	32,014	1,370,519
TECO Energy, Inc.	8,528	142,929
UIL Holdings Corp.	2,349	84,118
Unitil Corp.	730	18,922
UNS Energy Corp.	1,302	55,231
Westar Energy, Inc.	4,719	135,058
Wisconsin Energy Corp.	5,823	214,577
Xcel Energy, Inc.	15,695	419,213

Total Electric		15,763,993

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	330	22,351
AMETEK, Inc.	1,515	56,918
Emerson Electric Co.	18,301	969,221
Energizer Holdings, Inc.	921	73,661
Hubbell, Inc. Class B	901	76,252
Littelfuse, Inc.	428	26,412
Molex, Inc.(a)	2,170	59,306
Molex, Inc. Class A	3,068	68,478

Total Electrical Components & Equipment		1,352,599

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    3

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
Electronics - 0.6%
Agilent Technologies, Inc.	2,549	$104,356
American Science & Engineering, Inc.	287	18,715
Amphenol Corp. Class A	880	56,936
AVX Corp.	4,428	47,734
Brady Corp. Class A	1,203	40,180
FLIR Systems, Inc.	1,107	24,697
Gentex Corp.	3,292	61,956
Honeywell International, Inc.	16,574	1,051,952
Jabil Circuit, Inc.	2,956	57,021
National Instruments Corp.	2,056	53,065
PerkinElmer, Inc.	976	30,978
Thermo Fisher Scientific, Inc.	2,496	159,195
Woodward, Inc.	426	16,244

Total Electronics		1,723,029

Energy-Alternate Sources - 0.0%
FutureFuel Corp.	1,474	17,452

Engineering & Construction - 0.1%
Fluor Corp.	1,467	86,172
Granite Construction, Inc.	612	20,575
KBR, Inc.	826	24,714
URS Corp.	1,214	47,662

Total Engineering & Construction		179,123

Entertainment - 0.2%
Cinemark Holdings, Inc.	3,274	85,058
International Game Technology	3,734	52,911
National CineMedia, Inc.	3,743	52,889
Regal Entertainment Group Class A(a)	7,396	103,174
Six Flags Entertainment Corp.	2,427	148,532
Speedway Motorsports, Inc.	1,419	25,315
Vail Resorts, Inc.	520	28,127

Total Entertainment		496,006

Environmental Control - 0.4%
Covanta Holding Corp.	2,743	50,526
Mine Safety Appliances Co.	1,195	51,038
Republic Services, Inc.	9,366	274,705
U.S. Ecology, Inc.	801	18,856
Waste Connections, Inc.	851	28,755
Waste Management, Inc.	16,132	544,294

Total Environmental Control		968,174

Food - 2.0%
B&G Foods, Inc.	1,968	55,714
Campbell Soup Co.(a)	8,386	292,588
ConAgra Foods, Inc.	11,240	331,580
Flowers Foods, Inc.	3,202	74,511
General Mills, Inc.	16,331	659,936
H.J. Heinz Co.	9,182	529,618
Harris Teeter Supermarkets, Inc.	868	33,470
Hershey Co. (The)	3,033	219,043
Hillshire Brands Co.	1,907	53,663
Hormel Foods Corp.	4,588	143,192
Ingredion, Inc.	998	64,301
J.M. Smucker Co. (The)	2,171	187,227
Kellogg Co.	9,260	517,171
Kroger Co. (The)	9,851	256,323
Lancaster Colony Corp.	591	40,891
McCormick & Co., Inc.	2,099	133,349
Mondelez International, Inc. Class A	29,980	763,591
Safeway, Inc.(a)	8,237	149,007
Sanderson Farms, Inc.	339	16,119
Snyders-Lance, Inc.	1,901	45,833
Sysco Corp.	16,840	533,154
Tyson Foods, Inc. Class A	2,065	40,061
Weis Markets, Inc.	916	35,880
Whole Foods Market, Inc.	1,196	109,231

Total Food		5,285,453

Forest Products & Paper - 0.2%
International Paper Co.	11,334	451,547
MeadWestvaco Corp.	4,555	145,168
PH Glatfelter Co.	1,182	20,661

Total Forest Products & Paper		617,376

Gas - 0.7%
AGL Resources, Inc.	4,274	170,832
Atmos Energy Corp.	2,824	99,179
CenterPoint Energy, Inc.	14,329	275,833
Chesapeake Utilities Corp.	176	7,990
Laclede Group, Inc. (The)	977	37,722
New Jersey Resources Corp.	853	33,796
NiSource, Inc.	9,246	230,133
Northwest Natural Gas Co.	504	22,277
Piedmont Natural Gas Co., Inc.	2,275	71,230
Questar Corp.	4,930	97,417
Sempra Energy	6,608	468,772
South Jersey Industries, Inc.	593	29,846
Southwest Gas Corp.	624	26,464
UGI Corp.	3,133	102,480
Vectren Corp.	3,433	100,930
WGL Holdings, Inc.	1,685	66,035

Total Gas		1,840,936

Hand/Machine Tools - 0.2%
Kennametal, Inc.	1,110	44,400
Lincoln Electric Holdings, Inc.	1,055	51,357
Regal-Beloit Corp.	419	29,527
Snap-On, Inc.	951	75,120
Stanley Black & Decker, Inc.	3,627	268,289

Total Hand/Machine Tools		468,693

Healthcare-Products - 1.1%
Baxter International, Inc.	12,184	812,185
Becton Dickinson and Co.	4,071	318,311
C.R. Bard, Inc.	557	54,441
CONMED Corp.	731	20,431
DENTSPLY International, Inc.	808	32,005
Hill-Rom Holdings, Inc.	863	24,596
Medtronic, Inc.	20,629	846,202
Meridian Bioscience, Inc.	1,859	37,645
Patterson Cos., Inc.	1,308	44,773
ResMed, Inc.(a)	1,727	71,791
St. Jude Medical, Inc.	6,566	237,295
STERIS Corp.	793	27,541
Stryker Corp.	4,778	261,930
Techne Corp.	578	39,501
Teleflex, Inc.	700	49,917
West Pharmaceutical Services, Inc.	496	27,156
Zimmer Holdings, Inc.	1,369	91,258

Total Healthcare-Products		2,996,978

Healthcare-Services - 0.6%
Aetna, Inc.	4,178	193,442
Coventry Health Care, Inc.	1,132	50,748
Humana, Inc.	1,933	132,662

See Notes to Schedule of Investments.

4    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
National Healthcare Corp.	454	$21,347
Quest Diagnostics, Inc.	2,475	144,218
UnitedHealth Group, Inc.	12,872	698,177
WellPoint, Inc.	4,697	286,141

Total Healthcare-Services		1,526,735

Holding Companies-Diversified - 0.0%
Leucadia National Corp.	2,068	49,198

Home Builders - 0.1%
D.R. Horton, Inc.	2,175	43,021
KB Home	1,095	17,301
Lennar Corp. Class A(a)	631	24,401
MDC Holdings, Inc.	1,430	52,567
Ryland Group, Inc. (The)	384	14,016
Thor Industries, Inc.(a)	1,085	40,612

Total Home Builders		191,918

Home Furnishings - 0.1%
Harman International Industries, Inc.	505	22,543
Whirlpool Corp.	1,362	138,584

Total Home Furnishings		161,127

Household Products/Wares - 0.6%
American Greetings Corp. Class A(a)	580	9,796
Avery Dennison Corp.	2,649	92,503
Church & Dwight Co., Inc.	1,677	89,837
Clorox Co. (The)	3,633	266,008
Ennis, Inc.	1,373	21,241
Kimberly-Clark Corp.	11,347	958,027
Scotts Miracle-Gro Co. (The) Class A	1,384	60,965
Spectrum Brands Holdings, Inc.*	946	42,504
Tupperware Brands Corp.	1,105	70,831
WD-40 Co.	520	24,497

Total Household Products/Wares		1,636,209

Housewares - 0.1%
Newell Rubbermaid, Inc.	6,367	141,793
Toro Co. (The)	603	25,917

Total Housewares		167,710

Insurance - 2.4%
Aflac, Inc.	10,019	532,209
Allstate Corp. (The)	8,864	356,067
American Financial Group, Inc.	1,688	66,710
American National Insurance Co.	1,107	75,597
AmTrust Financial Services, Inc.	1,118	32,075
Arthur J. Gallagher & Co.	3,872	134,165
Assurant, Inc.	1,484	51,495
Baldwin & Lyons, Inc. Class B	808	19,279
Brown & Brown, Inc.	1,985	50,538
Chubb Corp. (The)	4,699	353,929
Cincinnati Financial Corp.	5,563	217,847
CNA Financial Corp.	4,532	126,941
Donegal Group, Inc. Class A	1,103	15,486
Erie Indemnity Co. Class A	1,119	77,457
Fidelity National Financial, Inc. Class A	5,175	121,871
First American Financial Corp.	2,144	51,649
Hanover Insurance Group, Inc. (The)	1,441	55,824
Hartford Financial Services Group, Inc.	6,495	145,748
HCC Insurance Holdings, Inc.	1,606	59,759
Horace Mann Educators Corp.	1,469	29,321
Kemper Corp.	1,863	54,959
Lincoln National Corp.	4,052	104,947
Loews Corp.	2,211	90,098
Marsh & McLennan Cos., Inc.	11,808	407,022
Mercury General Corp.	2,490	98,828
MetLife, Inc.	19,914	655,967
Old Republic International Corp.	14,355	152,881
Principal Financial Group, Inc.	7,242	206,542
ProAssurance Corp.	626	26,411
Progressive Corp. (The)	9,462	199,648
Protective Life Corp.	1,745	49,872
Prudential Financial, Inc.	11,379	606,842
Reinsurance Group of America, Inc.	892	47,740
RLI Corp.	524	33,882
Safety Insurance Group, Inc.	801	36,982
Selective Insurance Group, Inc.	1,690	32,566
StanCorp Financial Group, Inc.	1,196	43,857
State Auto Financial Corp.	2,051	30,642
Symetra Financial Corp.	3,168	41,121
Torchmark Corp.	983	50,792
Tower Group, Inc.	1,464	26,015
Travelers Cos., Inc. (The)	7,987	573,626
United Fire Group, Inc.	906	19,787
Universal Insurance Holdings, Inc.	3,220	14,104
Unum Group	4,842	100,811
W.R. Berkley Corp.	1,124	42,420

Total Insurance		6,322,329

Internet - 0.1%
Earthlink, Inc.	4,223	27,281
Expedia, Inc.	876	53,830
IAC/InterActiveCorp	1,365	64,564
Nutrisystem, Inc.(a)	1,768	14,480
United Online, Inc.	4,762	26,620

Total Internet		186,775

Investment Companies - 0.5%
Apollo Investment Corp.	17,710	148,056
Ares Capital Corp.	17,633	308,578
BlackRock Kelso Capital Corp.	8,105	81,536
Fifth Street Finance Corp.	8,393	87,455
Gladstone Capital Corp.	2,870	23,419
Golub Capital BDC, Inc.	1,286	20,550
Kcap Financial, Inc.(a)	2,795	25,686
Main Street Capital Corp.	2,071	63,186
MCG Capital Corp.	8,444	38,842
MVC Capital, Inc.	799	9,708
New Mountain Finance Corp.	1,914	28,519
NGP Capital Resources Co.	1,642	11,855
PennantPark Investment Corp.	4,468	49,126
Prospect Capital Corp.	18,678	203,030
Solar Capital Ltd.	2,479	59,273
TCP Capital Corp.	2,004	29,539
THL Credit, Inc.	2,014	29,787
TICC Capital Corp.(a)	3,859	39,053
Triangle Capital Corp.(a)	2,166	55,211

Total Investment Companies		1,312,409

Iron/Steel - 0.4%
Allegheny Technologies, Inc.	1,712	51,976
Carpenter Technology Corp.	301	15,541
Cliffs Natural Resources, Inc.(a)	7,617	293,712
Commercial Metals Co.	3,143	46,705
Nucor Corp.	8,800	379,984
Reliance Steel & Aluminum Co.	962	59,740
Steel Dynamics, Inc.	5,791	79,510

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds     5

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
United States Steel Corp.(a)	1,170	$27,928

Total Iron/Steel		955,096

Leisure Time - 0.1%
Callaway Golf Co.	2,660	17,290
Harley-Davidson, Inc.	2,379	116,190
Polaris Industries, Inc.	927	78,007

Total Leisure Time		211,487

Lodging - 0.5%
Ameristar Casinos, Inc.	962	25,243
Choice Hotels International, Inc.(a)	1,358	45,656
Las Vegas Sands Corp.	13,109	605,111
Marriott International, Inc. Class A	3,633	135,402
Starwood Hotels & Resorts Worldwide, Inc.	3,402	195,139
Wyndham Worldwide Corp.	2,040	108,548
Wynn Resorts Ltd.	1,486	167,160

Total Lodging		1,282,259

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	12,105	1,084,366
Joy Global, Inc.	878	55,999

Total Machinery-Construction & Mining		1,140,365

Machinery-Diversified - 0.6%
Albany International Corp. Class A	727	16,488
Applied Industrial Technologies, Inc.	925	38,859
Babcock & Wilcox Co. (The)	1,197	31,362
Briggs & Stratton Corp.	192	4,047
Cognex Corp.	702	25,848
Cummins, Inc.	2,898	313,998
Deere & Co.	6,869	593,619
Flowserve Corp.	422	61,950
Graco, Inc.	920	47,371
IDEX Corp.	1,378	64,118
NACCO Industries, Inc. Class A	208	12,624
Nordson Corp.	566	35,726
Rockwell Automation, Inc.	2,668	224,085
Roper Industries, Inc.	432	48,159
Sauer-Danfoss, Inc.	1,029	54,918
Xylem, Inc.	2,040	55,284

Total Machinery-Diversified		1,628,456

Media - 2.2%
Belo Corp. Class A	3,614	27,719
Cablevision Systems Corp. Class A(a)	7,676	114,679
CBS Corp. Class A	725	27,536
CBS Corp. Class B	6,480	246,564
Comcast Corp. Class A	29,823	1,114,784
Comcast Corp. Special Class A	7,845	282,028
Courier Corp.	1,416	15,576
Factset Research Systems, Inc.(a)	506	44,558
Gannett Co., Inc.	7,876	141,847
John Wiley & Sons, Inc. Class A	1,225	47,689
McGraw-Hill Cos., Inc. (The)	4,375	239,181
Meredith Corp.(a)	1,636	56,360
News Corp. Class A	9,117	232,848
News Corp. Class B	4,519	118,579
Scripps Networks Interactive, Inc. Class A	898	52,012
Sinclair Broadcast Group, Inc. Class A	2,387	30,124
Time Warner Cable, Inc.	5,962	579,447
Time Warner, Inc.	17,359	830,281
Viacom, Inc. Class A	896	48,626
Viacom, Inc. Class B	7,752	408,841
Walt Disney Co. (The)	21,967	1,093,737
Washington Post Co. (The) Class B	144	52,590
World Wrestling Entertainment, Inc. Class A	3,080	24,301

Total Media		5,829,907

Metal Fabricate/Hardware - 0.0%
Kaydon Corp.	186	4,451
Mueller Industries, Inc.	480	24,014
Timken Co. (The)	1,506	72,032
Worthington Industries, Inc.	1,589	41,298

Total Metal Fabricate/Hardware		141,795

Mining - 1.1%
Alcoa, Inc.	12,212	106,000
AMCOL International Corp.	794	24,360
Compass Minerals International, Inc.	607	45,349
Freeport-McMoRan Copper & Gold, Inc.	27,822	951,512
Globe Specialty Metals, Inc.	1,323	18,191
Gold Resource Corp.	1,380	21,266
Hecla Mining Co.	3,972	23,157
Kaiser Aluminum Corp.	197	12,153
Newmont Mining Corp.	12,500	580,500
Royal Gold, Inc.	509	41,387
Southern Copper Corp.	30,520	1,155,487
Vulcan Materials Co.	284	14,782

Total Mining		2,994,144

Miscellaneous Manufacturing - 3.4%
3M Co.	14,494	1,345,768
A.O. Smith Corp.	315	19,867
Aptargroup, Inc.	881	42,041
Barnes Group, Inc.	1,274	28,614
Carlisle Cos., Inc.	784	46,068
CLARCOR, Inc.	690	32,968
Crane Co.	1,194	55,258
Danaher Corp.	1,070	59,813
Donaldson Co., Inc.	1,150	37,766
Dover Corp.	3,162	207,775
General Electric Co.	277,080	5,815,909
Harsco Corp.	2,972	69,842
Hillenbrand, Inc.	2,294	51,867
Illinois Tool Works, Inc.	9,626	585,357
ITT Corp.	1,589	37,278
Koppers Holdings, Inc.	698	26,629
Leggett & Platt, Inc.	5,078	138,223
NL Industries, Inc.	2,932	33,572
Pall Corp.	1,203	72,493
Parker Hannifin Corp.	2,318	197,169
SPX Corp.	805	56,471
Sturm Ruger & Co., Inc.(a)	671	30,463
Textron, Inc.	820	20,328
Trinity Industries, Inc.	907	32,489

Total Miscellaneous Manufacturing		9,044,028

Office Furnishings - 0.0%
HNI Corp.	1,270	38,176
Knoll, Inc.	1,476	22,671
Steelcase, Inc. Class A	3,244	41,329

Total Office Furnishings		102,176

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	21,842	232,399
Xerox Corp.	32,970	224,855

Total Office/Business Equipment		457,254

See Notes to Schedule of Investments.

6    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
Oil & Gas - 8.1%
Anadarko Petroleum Corp.	1,984	$147,431
Apache Corp.	2,680	210,380
Berry Petroleum Co. Class A	515	17,278
Chesapeake Energy Corp.	10,775	179,081
Chevron Corp.	52,228	5,647,936
Cimarex Energy Co.	376	21,707
ConocoPhillips	43,855	2,543,151
Delek US Holdings, Inc.	954	24,155
Devon Energy Corp.	4,801	249,844
Diamond Offshore Drilling, Inc.(a)	5,293	359,712
Energen Corp.	394	17,765
EOG Resources, Inc.	1,258	151,954
EQT Corp.	2,075	122,384
EXCO Resources, Inc.(a)	1,150	7,786
Exxon Mobil Corp.	95,435	8,259,899
Helmerich & Payne, Inc.	378	21,172
Hess Corp.	2,115	112,010
HollyFrontier Corp.	2,894	134,716
Marathon Oil Corp.	12,541	384,507
Marathon Petroleum Corp.	6,442	405,846
Murphy Oil Corp.	3,340	198,897
Noble Energy, Inc.	1,434	145,895
Occidental Petroleum Corp.	17,848	1,367,335
Patterson-UTI Energy, Inc.(a)	1,953	36,384
Phillips 66	8,912	473,227
Pioneer Natural Resources Co.	2	213
Range Resources Corp.	376	23,624
Tesoro Corp.	1,433	63,124
Valero Energy Corp.	9,646	329,122
W&T Offshore, Inc.	1,421	22,779
Western Refining, Inc.	822	23,172

Total Oil & Gas		21,702,486

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	5,169	211,102
CARBO Ceramics, Inc.(a)	139	10,889
Halliburton Co.	7,946	275,647
Lufkin Industries, Inc.	349	20,287
National Oilwell Varco, Inc.	2,648	180,991
Oceaneering International, Inc.	1,105	59,438
RPC, Inc.(a)	4,321	52,889
Targa Resources Corp.	1,186	62,668

Total Oil & Gas Services		873,911

Packaging & Containers - 0.2%
Ball Corp.	1,271	56,877
Bemis Co., Inc.	2,473	82,747
Greif, Inc. Class A	912	40,584
Greif, Inc. Class B	1,061	51,448
Packaging Corp. of America	2,246	86,404
Rock-Tenn Co. Class A	796	55,648
Sealed Air Corp.	4,808	84,188
Silgan Holdings, Inc.	770	32,024
Sonoco Products Co.	3,078	91,509

Total Packaging & Containers		581,429

Pharmaceuticals - 8.3%
Abbott Laboratories	40,514	2,653,667
Allergan, Inc.	621	56,964
AmerisourceBergen Corp.	3,638	157,089
Bristol-Myers Squibb Co.	55,926	1,822,628
Cardinal Health, Inc.	7,144	294,190
Eli Lilly & Co.	38,329	1,890,386
Johnson & Johnson	78,178	5,480,278
McKesson Corp.	1,633	158,336
Mead Johnson Nutrition Co.	2,968	195,561
Merck & Co., Inc.	97,938	4,009,582
Omnicare, Inc.	1,348	48,663
Perrigo Co.	284	29,545
Pfizer, Inc.	208,754	5,235,550
Questcor Pharmaceuticals, Inc.	1,435	38,343

Total Pharmaceuticals		22,070,782

Pipelines - 1.0%
Crosstex Energy, Inc.	1,624	23,288
Kinder Morgan, Inc.	33,637	1,188,395
ONEOK, Inc.	4,764	203,661
Spectra Energy Corp.	23,216	635,654
Williams Cos., Inc. (The)	20,019	655,422

Total Pipelines		2,706,420

Private Equity - 0.0%
Gladstone Investment Corp.	2,646	18,416
Hercules Technology Growth Capital, Inc.	3,715	41,348

Total Private Equity		59,764

Real Estate - 0.1%
Sovran Self Storage, Inc.	879	54,586
WP Carey, Inc.	2,764	144,142

Total Real Estate		198,728

Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust	1,535	38,498
Agree Realty Corp.	829	22,209
Alexander’s, Inc.	161	53,259
Alexandria Real Estate Equities, Inc.	1,458	101,069
American Assets Trust, Inc.	1,544	43,124
American Campus Communities, Inc.	2,084	96,135
American Realty Capital Trust, Inc.	7,891	91,141
American Tower Corp.	3,572	276,008
Apartment Investment & Management Co. Class A	3,589	97,118
Ashford Hospitality Trust, Inc.	3,397	35,702
Associated Estates Realty Corp.	481	7,754
AvalonBay Communities, Inc.	2,617	354,839
BioMed Realty Trust, Inc.	5,793	111,979
Boston Properties, Inc.	3,001	317,536
Brandywine Realty Trust	6,726	81,990
BRE Properties, Inc.	1,972	100,237
Camden Property Trust	2,053	140,035
Campus Crest Communities, Inc.	2,083	25,538
CapLease, Inc.	2,355	13,117
CBL & Associates Properties, Inc.	5,677	120,409
Cedar Realty Trust, Inc.	4,009	21,168
Chesapeake Lodging Trust	2,061	43,034
Colonial Properties Trust	2,813	60,114
CommonWealth REIT	5,075	80,388
Corporate Office Properties Trust	3,373	84,258
Cousins Properties, Inc.	2,598	21,693
CubeSmart	3,210	46,770
DCT Industrial Trust, Inc.	12,426	80,645
DDR Corp.	7,627	119,439
DiamondRock Hospitality Co.	3,896	35,064
Digital Realty Trust, Inc.	4,267	289,687
Douglas Emmett, Inc.	2,976	69,341
Duke Realty Corp.	11,386	157,924
DuPont Fabros Technology, Inc.	1,983	47,909

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    7

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
EastGroup Properties, Inc.	926	$49,828
Education Realty Trust, Inc.	1,748	18,599
EPR Properties	2,666	122,929
Equity Lifestyle Properties, Inc.	705	47,439
Equity One, Inc.	4,535	95,280
Equity Residential	6,070	343,987
Essex Property Trust, Inc.	890	130,519
Excel Trust, Inc.	1,741	22,058
Extra Space Storage, Inc.	2,431	88,464
Federal Realty Investment Trust	1,486	154,574
First Potomac Realty Trust	2,557	31,605
Franklin Street Properties Corp.	5,081	62,547
General Growth Properties, Inc.	17,511	347,593
Getty Realty Corp.	1,128	20,372
Gladstone Commercial Corp.(a)	1,224	21,971
Glimcher Realty Trust	5,200	57,668
Government Properties Income Trust	3,179	76,201
HCP, Inc.	16,534	747,006
Health Care REIT, Inc.	10,780	660,706
Healthcare Realty Trust, Inc.	4,014	96,376
Healthcare Trust of America, Inc. Class A	2,581	25,552
Hersha Hospitality Trust	3,819	19,095
Highwoods Properties, Inc.	3,298	110,318
Home Properties, Inc.	1,868	114,527
Hospitality Properties Trust	8,050	188,531
Host Hotels & Resorts, Inc.	13,034	204,243
Hudson Pacific Properties, Inc.	1,402	29,526
Inland Real Estate Corp.	6,114	51,235
Investors Real Estate Trust	5,198	45,379
Kilroy Realty Corp.	1,975	93,556
Kimco Realty Corp.	14,584	281,763
Kite Realty Group Trust	4,155	23,226
LaSalle Hotel Properties	2,233	56,696
Lexington Realty Trust(a)	8,273	86,453
Liberty Property Trust	5,311	189,974
LTC Properties, Inc.	1,291	45,430
Macerich Co. (The)	4,507	262,758
Mack-Cali Realty Corp.	5,112	133,474
Medical Properties Trust, Inc.	5,589	66,844
Mid-America Apartment Communities, Inc.	1,267	82,038
Monmouth Real Estate Investment Corp. Class A	2,898	30,023
National Health Investors, Inc.	1,245	70,380
National Retail Properties, Inc.	4,861	151,663
Omega Healthcare Investors, Inc.	7,342	175,107
One Liberty Properties, Inc.	794	16,110
Parkway Properties, Inc.	1,391	19,460
Pebblebrook Hotel Trust	1,341	30,977
Pennsylvania Real Estate Investment Trust	2,178	38,420
Piedmont Office Realty Trust, Inc. Class A	6,662	120,249
Plum Creek Timber Co., Inc.	5,141	228,106
Post Properties, Inc.	996	49,750
Potlatch Corp.	1,335	52,319
Prologis, Inc.	12,113	442,003
PS Business Parks, Inc.	501	32,555
Public Storage	4,261	617,675
Ramco-Gershenson Properties Trust	508	6,762
Rayonier, Inc.	3,523	182,597
Realty Income Corp.	4,911	197,471
Regency Centers Corp.	3,058	144,093
Retail Opportunity Investments Corp.(a)	1,860	23,920
Retail Properties of America, Inc. Class A	6,084	72,826
RLJ Lodging Trust	3,295	63,824
Sabra Health Care REIT, Inc.	2,345	50,933
Saul Centers, Inc.	765	32,734
Select Income REIT	1,912	47,360
Senior Housing Properties Trust	9,401	222,240
Simon Property Group, Inc.	7,092	1,121,174
SL Green Realty Corp.	1,199	91,903
STAG Industrial, Inc.	1,643	29,525
Sun Communities, Inc.	1,699	67,773
Tanger Factory Outlet Centers, Inc.	2,170	74,214
Taubman Centers, Inc.	1,217	95,802
UDR, Inc.	7,614	181,061
Universal Health Realty Income Trust	169	8,553
Urstadt Biddle Properties, Inc. Class A	33	649
Ventas, Inc.	9,276	600,343
Vornado Realty Trust	5,311	425,305
Washington Real Estate Investment Trust	2,807	73,403
Weingarten Realty Investors	4,412	118,109
Weyerhaeuser Co.	11,258	313,198
Winthrop Realty Trust	2,429	26,840

Total Real Estate Investment Trusts (REITs)		14,938,880

Retail - 6.0%
Abercrombie & Fitch Co. Class A	1,248	59,867
Advance Auto Parts, Inc.	233	16,858
American Eagle Outfitters, Inc.	3,586	73,549
Best Buy Co., Inc.	15,225	180,416
Bob Evans Farms, Inc.	888	35,698
Brinker International, Inc.	1,921	59,532
Buckle, Inc. (The)	1,149	51,291
Burger King Worldwide, Inc.(a)	2,457	40,393
Casey’s General Stores, Inc.	57	3,027
Cato Corp. (The) Class A	1,296	35,549
CEC Entertainment, Inc.	567	18,819
Cheesecake Factory, Inc. (The)	792	25,914
Chico’s FAS, Inc.	1,753	32,360
Costco Wholesale Corp.	3,952	390,339
Cracker Barrel Old Country Store, Inc.	356	22,877
CVS Caremark Corp.	13,625	658,769
Darden Restaurants, Inc.	4,230	190,646
Dick’s Sporting Goods, Inc.	1,074	48,856
DSW, Inc. Class A	464	30,480
Dunkin’ Brands Group, Inc.(a)	1,510	50,102
Family Dollar Stores, Inc.	1,252	79,389
Foot Locker, Inc.	2,758	88,587
GameStop Corp. Class A	3,370	84,553
Gap, Inc. (The)	6,465	200,674
GNC Holdings, Inc. Class A	1,018	33,879
Guess?, Inc.	2,184	53,595
Home Depot, Inc. (The)	23,251	1,438,074
Hot Topic, Inc.	2,062	19,898
HSN, Inc.	687	37,840
Kohl’s Corp.	5,367	230,674
Lowe's Cos., Inc.	17,250	612,720
Ltd. Brands, Inc.	4,871	229,229
Macy’s, Inc.	6,575	256,556
McDonald’s Corp.	27,728	2,445,887
Men’s Wearhouse, Inc. (The)	889	27,701
MSC Industrial Direct Co. Class A	689	51,937
Nordstrom, Inc.	3,429	183,452
Nu Skin Enterprises, Inc. Class A(a)	904	33,493
Penske Automotive Group, Inc.	1,563	47,031
PetSmart, Inc.	837	57,201

See Notes to Schedule of Investments.

8    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
Pier 1 Imports, Inc.	972	$19,440
Regis Corp.	1,012	17,123
Ross Stores, Inc.	1,946	105,376
Staples, Inc.	19,553	222,904
Starbucks Corp.	9,450	506,709
Target Corp.	12,405	734,004
Texas Roadhouse, Inc.	1,608	27,014
Tiffany & Co.	2,200	126,148
TJX Cos., Inc. (The)	6,440	273,378
Tractor Supply Co.	365	32,251
Walgreen Co.	22,426	829,986
Wal-Mart Stores, Inc.	63,778	4,351,573
Wendy’s Co. (The)	11,716	55,065
Williams-Sonoma, Inc.	1,580	69,157
Yum! Brands, Inc.	7,350	488,040

Total Retail		16,095,880

Savings & Loans - 0.4%
Astoria Financial Corp.	2,337	21,874
BankUnited, Inc.	2,732	66,770
Berkshire Hills Bancorp, Inc.	812	19,374
Brookline Bancorp, Inc.	2,677	22,755
Capitol Federal Financial, Inc.	4,448	51,997
Dime Community Bancshares, Inc.	1,869	25,961
First Niagara Financial Group, Inc.	12,405	98,372
Flushing Financial Corp.	1,462	22,427
Hudson City Bancorp, Inc.	17,678	143,722
New York Community Bancorp, Inc.(a)	27,293	357,538
Northwest Bancshares, Inc.	3,842	46,642
OceanFirst Financial Corp.	1,183	16,266
Oritani Financial Corp.	2,671	40,920
People’s United Financial, Inc.	15,035	181,773
Provident Financial Services, Inc.	2,361	35,226
Washington Federal, Inc.	1,757	29,641

Total Savings & Loans		1,181,258

Semiconductors - 2.9%
Altera Corp.	2,955	101,770
Analog Devices, Inc.	6,916	290,887
Applied Materials, Inc.	32,029	366,412
Brooks Automation, Inc.	4,367	35,154
Intel Corp.	170,829	3,524,202
Intersil Corp. Class A	6,766	56,090
KLA-Tencor Corp.	4,483	214,108
Linear Technology Corp.	5,545	190,194
Maxim Integrated Products, Inc.	7,649	224,881
Microchip Technology, Inc.(a)	6,801	221,645
MKS Instruments, Inc.	1,144	29,492
NVIDIA Corp.	11,079	136,161
QUALCOMM, Inc.	22,246	1,379,697
Texas Instruments, Inc.	24,361	753,729
Xilinx, Inc.	5,258	188,762

Total Semiconductors		7,713,184

Software - 3.1%
Activision Blizzard, Inc.	13,646	144,920
American Software, Inc. Class A	2,878	22,333
Blackbaud, Inc.	1,278	29,177
Broadridge Financial Solutions, Inc.	3,086	70,608
CA, Inc.	15,572	342,273
Computer Programs & Systems, Inc.	577	29,046
Dun & Bradstreet Corp. (The)(a)	677	53,246
Fidelity National Information Services, Inc.	5,182	180,385
Intuit, Inc.	2,702	160,769
ManTech International Corp. Class A	666	17,276
Microsoft Corp.	229,385	6,131,461
Oracle Corp.	28,111	936,658
Quality Systems, Inc.	2,182	37,880
Solera Holdings, Inc.	516	27,591

Total Software		8,183,623

Telecommunications - 7.0%
ADTRAN, Inc.(a)	891	17,410
AT&T, Inc.	245,804	8,286,053
Atlantic Tele-Network, Inc.	429	15,749
CenturyLink, Inc.	37,498	1,466,922
Cisco Systems, Inc.	116,825	2,295,611
Comtech Telecommunications Corp.	696	17,664
Consolidated Communications Holdings, Inc.	2,063	32,843
Corning, Inc.	33,568	423,628
Frontier Communications Corp.(a)	77,502	331,709
Harris Corp.	2,755	134,885
InterDigital, Inc.	493	20,262
Motorola Solutions, Inc.	4,448	247,665
NTELOS Holdings Corp.	1,573	20,622
Plantronics, Inc.	550	20,278
Telephone & Data Systems, Inc.	1,932	42,774
Tellabs, Inc.	7,606	17,342
USA Mobility, Inc.	1,635	19,097
Verizon Communications, Inc.	110,753	4,792,282
Virgin Media, Inc.(a)	1,063	39,065
Windstream Corp.(a)	52,353	433,483

Total Telecommunications		18,675,344

Textiles - 0.0%
Cintas Corp.	1,582	64,704

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.(a)	3,651	131,071
Mattel, Inc.	9,305	340,749

Total Toys/Games/Hobbies		471,820

Transportation - 1.5%
Bristow Group, Inc.	505	27,098
C.H. Robinson Worldwide, Inc.	2,383	150,653
Con-way, Inc.	715	19,891
CSX Corp.	23,211	457,953
Expeditors International of Washington, Inc.	2,103	83,174
FedEx Corp.	1,546	141,799
International Shipholding Corp.	1,109	18,276
JB Hunt Transport Services, Inc.	947	56,545
Kansas City Southern	785	65,532
Knight Transportation, Inc.	611	8,939
Matson, Inc.	1,559	38,539
Norfolk Southern Corp.	8,150	503,996
Ryder System, Inc.	1,265	63,162
Tidewater, Inc.	605	27,031
Union Pacific Corp.	8,510	1,069,877
United Parcel Service, Inc. Class B	17,657	1,301,851
Werner Enterprises, Inc.	752	16,296

Total Transportation		4,050,612

Trucking & Leasing - 0.1%
GATX Corp.	1,396	60,447
TAL International Group, Inc.	2,340	85,129

Total Trucking & Leasing		145,576

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    9

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2012

Investments	Shares	Value
Water - 0.1%
American States Water Co.	716	$34,354
American Water Works Co., Inc.	3,906	145,030
Aqua America, Inc.	3,272	83,174
California Water Service Group	375	6,881
Connecticut Water Service, Inc.	536	15,962
Middlesex Water Co.	1,500	29,340
SJW Corp.	794	21,120

Total Water		335,861

TOTAL COMMON STOCKS (Cost: $228,197,902)		265,131,593

EXCHANGE-TRADED FUND - 0.3%
WisdomTree Total Earnings Fund(b) (Cost: $730,678)	14,940	752,827

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

MONEY MARKET FUND - 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $4,760,348)(d)	4,760,348	4,760,348

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $233,688,928)(e)		270,644,768
Liabilities in Excess of Other Assets - (1.6)%		(4,312,649)

NET ASSETS - 100.0%		$266,332,119

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $4,623,260 and the total market value of the collateral held by the Fund was $4,760,348.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

10    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 101.8%

COMMON STOCKS - 99.6%

Advertising - 0.0%
Harte-Hanks, Inc.	12,850	$75,815

Aerospace/Defense - 1.8%
Exelis, Inc.	22,268	250,960
Lockheed Martin Corp.	56,565	5,220,384
Northrop Grumman Corp.	28,018	1,893,456
Raytheon Co.	39,894	2,296,299

Total Aerospace/Defense		9,661,099

Agriculture - 7.5%
Altria Group, Inc.	387,197	12,165,730
Lorillard, Inc.	23,978	2,797,513
Philip Morris International, Inc.	238,049	19,910,418
Reynolds American, Inc.	110,711	4,586,757
Universal Corp.	3,321	165,751
Vector Group Ltd.	32,071	476,896

Total Agriculture		40,103,065

Auto Parts & Equipment - 0.0%
Douglas Dynamics, Inc.	4,414	63,517
Superior Industries International, Inc.	4,029	82,192

Total Auto Parts & Equipment		145,709

Banks - 0.9%
Arrow Financial Corp.	1,836	45,808
Bank of Hawaii Corp.	6,355	279,938
Chemical Financial Corp.	3,512	83,445
City Holding Co.	2,098	73,115
Community Bank System, Inc.	5,350	146,376
Community Trust Bancorp, Inc.	2,354	77,164
Cullen/Frost Bankers, Inc.	7,533	408,816
CVB Financial Corp.	12,317	128,097
Financial Institutions, Inc.	1,574	29,324
First Busey Corp.	9,431	43,854
First Financial Bancorp	16,015	234,139
First Financial Corp.	1,349	40,794
First Interstate BancSystem, Inc.	1,933	29,826
FirstMerit Corp.(a)	17,801	252,596
FNB Corp.	20,620	218,984
Fulton Financial Corp.	21,629	207,855
Glacier Bancorp, Inc.	9,642	141,834
Hudson Valley Holding Corp.	2,594	40,388
National Bankshares, Inc.	880	28,503
National Penn Bancshares, Inc.	21,125	196,885
NBT Bancorp, Inc.	5,115	103,681
PacWest Bancorp	5,115	126,750
Park National Corp.(a)	3,171	204,942
Renasant Corp.	3,256	62,320
Republic Bancorp, Inc. Class A	1,972	41,668
S&T Bancorp, Inc.	3,173	57,336
S.Y. Bancorp, Inc.	1,699	38,092
Simmons First National Corp. Class A	1,755	44,507
Southside Bancshares, Inc.(a)	1,680	35,381
Sterling Bancorp	4,862	44,293
Tompkins Financial Corp.	1,881	74,563
TrustCo Bank Corp.	16,961	89,554
Trustmark Corp.	9,706	217,997
United Bankshares, Inc.	8,205	199,546
Univest Corp. of Pennsylvania	3,072	52,531
Valley National Bancorp	47,067	437,723
Washington Banking Co.	2,229	30,359
Washington Trust Bancorp, Inc.	2,314	60,881
WesBanco, Inc.	3,129	69,526
Westamerica Bancorp.	3,158	134,499

Total Banks		4,833,890

Biotechnology - 0.1%
PDL BioPharma, Inc.(a)	40,812	287,725

Chemicals - 2.2%
Dow Chemical Co. (The)	166,522	5,381,991
E.I. du Pont de Nemours & Co.	125,764	5,655,607
Kronos Worldwide, Inc.(a)	13,804	269,178
Olin Corp.	10,742	231,920

Total Chemicals		11,538,696

Commercial Services - 1.0%
Deluxe Corp.	5,807	187,218
Electro Rent Corp.	3,991	61,382
H&R Block, Inc.	40,261	747,647
Heidrick & Struggles International, Inc.	2,062	31,466
Landauer, Inc.	1,477	90,407
McGrath Rentcorp	2,845	82,562
Paychex, Inc.	51,468	1,602,713
Quad Graphics, Inc.	5,684	115,897
R.R. Donnelley & Sons Co.(a)	69,103	621,927
SAIC, Inc.	47,093	533,093
Universal Technical Institute, Inc.	3,298	33,112
Western Union Co. (The)	74,476	1,013,618

Total Commercial Services		5,121,042

Computers - 1.1%
Dell, Inc.	183,216	1,855,978
Diebold, Inc.	8,305	254,216
Hewlett-Packard Co.	251,601	3,585,314
Lexmark International, Inc. Class A	10,787	250,151

Total Computers		5,945,659

Cosmetics/Personal Care - 4.0%
Procter & Gamble Co. (The)	311,654	21,158,190

Distribution/Wholesale - 0.1%
Watsco, Inc.	3,495	261,776

Diversified Financial Services - 0.9%
BGC Partners, Inc. Class A	58,661	202,967
CME Group, Inc.	39,521	2,004,110
Federated Investors, Inc. Class B(a)	17,550	355,036
GFI Group, Inc.	28,574	92,580
Greenhill & Co., Inc.	3,520	183,005
Medley Capital Corp.	9,411	137,024
NYSE Euronext	42,650	1,345,181
Waddell & Reed Financial, Inc. Class A	9,066	315,678
Westwood Holdings Group, Inc.	962	39,346

Total Diversified Financial Services		4,674,927

Electric - 11.8%
ALLETE, Inc.	6,308	258,502
Alliant Energy Corp.	15,741	691,187
Ameren Corp.	45,327	1,392,445
American Electric Power Co., Inc.	74,260	3,169,417
Avista Corp.	9,846	237,387
Black Hills Corp.	6,774	246,167
CH Energy Group, Inc.	1,850	120,657
Cleco Corp.	7,087	283,551
CMS Energy Corp.	36,527	890,528
Consolidated Edison, Inc.	44,107	2,449,703

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    11

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2012

Investments	Shares	Value
Dominion Resources, Inc.	82,381	$4,267,336
DTE Energy Co.	24,853	1,492,423
Duke Energy Corp.	117,137	7,473,341
Empire District Electric Co. (The)	6,861	139,827
Entergy Corp.	32,160	2,050,200
Exelon Corp.	208,232	6,192,820
FirstEnergy Corp.	77,788	3,248,427
Great Plains Energy, Inc.	22,634	459,697
Hawaiian Electric Industries, Inc.	17,041	428,411
IDACORP, Inc.	5,746	249,089
Integrys Energy Group, Inc.	14,043	733,325
MDU Resources Group, Inc.	20,012	425,055
NextEra Energy, Inc.	50,940	3,524,539
Northeast Utilities	37,652	1,471,440
NorthWestern Corp.	5,558	193,029
NV Energy, Inc.	29,621	537,325
Otter Tail Corp.	6,115	152,875
Pepco Holdings, Inc.	44,261	867,958
PG&E Corp.	66,433	2,669,278
Pinnacle West Capital Corp.	16,334	832,707
Portland General Electric Co.	10,538	288,320
PPL Corp.	101,137	2,895,552
Public Service Enterprise Group, Inc.	82,429	2,522,327
SCANA Corp.	19,891	907,825
Southern Co. (The)	138,700	5,937,747
TECO Energy, Inc.	39,513	662,238
UIL Holdings Corp.	8,585	307,429
Unitil Corp.	2,605	67,522
UNS Energy Corp.	6,162	261,392
Westar Energy, Inc.	20,020	572,972
Xcel Energy, Inc.	67,795	1,810,804

Total Electric		63,382,774

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	77,901	4,125,637
Molex, Inc. Class A	11,281	251,792

Total Electrical Components & Equipment		4,377,429

Energy-Alternate Sources - 0.0%
FutureFuel Corp.	5,053	59,828

Entertainment - 0.2%
National CineMedia, Inc.	12,220	172,668
Regal Entertainment Group Class A(a)	28,186	393,195
Six Flags Entertainment Corp.	10,758	658,390
Speedway Motorsports, Inc.	4,583	81,761

Total Entertainment		1,306,014

Environmental Control - 0.7%
Republic Services, Inc.	39,275	1,151,936
U.S. Ecology, Inc.	2,128	50,093
Waste Management, Inc.	68,714	2,318,410

Total Environmental Control		3,520,439

Food - 1.8%
B&G Foods, Inc.	7,248	205,191
ConAgra Foods, Inc.	48,386	1,427,387
General Mills, Inc.	71,806	2,901,680
H.J. Heinz Co.	39,559	2,281,763
Ingles Markets, Inc. Class A	1,649	28,462
Nash Finch Co.	1,349	28,707
Safeway, Inc.	31,000	560,790
Sysco Corp.	72,782	2,304,278

Total Food		9,738,258

Forest Products & Paper - 0.1%
MeadWestvaco Corp.	19,908	634,468

Gas - 1.5%
AGL Resources, Inc.	18,659	745,800
Atmos Energy Corp.	12,418	436,120
CenterPoint Energy, Inc.	61,921	1,191,979
Laclede Group, Inc. (The)	3,521	135,946
New Jersey Resources Corp.	5,519	218,663
NiSource, Inc.	42,393	1,055,162
Northwest Natural Gas Co.	3,960	175,032
Piedmont Natural Gas Co., Inc.	9,863	308,810
Questar Corp.	21,257	420,038
Sempra Energy	28,470	2,019,662
South Jersey Industries, Inc.	3,626	182,497
UGI Corp.	13,163	430,562
Vectren Corp.	13,728	403,603
WGL Holdings, Inc.	7,270	284,911

Total Gas		8,008,785

Healthcare-Products - 0.0%
Female Health Co. (The)	3,202	22,990
Meridian Bioscience, Inc.	6,114	123,809

Total Healthcare-Products		146,799

Household Products/Wares - 1.0%
American Greetings Corp. Class A(a)	3,611	60,990
Clorox Co. (The)	15,671	1,147,430
Ennis, Inc.	4,187	64,773
Kimberly-Clark Corp.	48,612	4,104,311

Total Household Products/Wares		5,377,504

Insurance - 0.8%
American National Insurance Co.	4,256	290,642
Arthur J. Gallagher & Co.	16,859	584,164
Baldwin & Lyons, Inc. Class B	1,879	44,833
Cincinnati Financial Corp.	23,886	935,376
Donegal Group, Inc. Class A	2,363	33,177
EMC Insurance Group, Inc.	1,850	44,178
Erie Indemnity Co. Class A	5,405	374,134
Hanover Insurance Group, Inc. (The)	4,958	192,073
Homeowners Choice, Inc.(a)	1,400	29,106
Kemper Corp.	6,737	198,741
Mercury General Corp.	11,371	451,315
Old Republic International Corp.	60,884	648,415
Safety Insurance Group, Inc.	2,606	120,319
Tower Group, Inc.	5,304	94,252

Total Insurance		4,040,725

Internet - 0.0%
Nutrisystem, Inc.(a)	8,447	69,181
United Online, Inc.	25,160	140,644

Total Internet		209,825

Investment Companies - 1.0%
Apollo Investment Corp.	70,894	592,674
Ares Capital Corp.	75,940	1,328,950
Arlington Asset Investment Corp. Class A	6,986	145,099
BlackRock Kelso Capital Corp.	27,264	274,276
Fifth Street Finance Corp.	35,183	366,607
Golub Capital BDC, Inc.(a)	7,959	127,185
KCAP Financial, Inc.	8,962	82,361
Main Street Capital Corp.	6,793	207,254
MCG Capital Corp.	28,768	132,333
Medallion Financial Corp.	5,253	61,670

See Notes to Schedule of Investments.

12    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2012

Investments	Shares	Value
MVC Capital, Inc.	4,187	$50,872
New Mountain Finance Corp.	6,304	93,929
PennantPark Investment Corp.	23,637	259,889
Prospect Capital Corp.	80,490	874,926
Solar Capital Ltd.	13,848	331,106
TCP Capital Corp.	6,713	98,950
THL Credit, Inc.	8,284	122,520
TICC Capital Corp.(a)	16,557	167,557
Triangle Capital Corp.(a)	8,421	214,651

Total Investment Companies		5,532,809

Iron/Steel - 0.6%
Cliffs Natural Resources, Inc.(a)	34,137	1,316,323
Commercial Metals Co.	14,183	210,759
Nucor Corp.	37,863	1,634,924

Total Iron/Steel		3,162,006

Media - 0.3%
Belo Corp. Class A	13,827	106,053
Cablevision Systems Corp. Class A	29,917	446,960
Gannett Co., Inc.	33,108	596,275
Meredith Corp.(a)	5,632	194,023
Sinclair Broadcast Group, Inc. Class A	8,560	108,027
World Wrestling Entertainment, Inc. Class A	5,615	44,302

Total Media		1,495,640

Metal Fabricate/Hardware - 0.0%
Kaydon Corp.	3,605	86,268

Mining - 0.9%
Gold Resource Corp.	8,178	126,023
Southern Copper Corp.	129,552	4,904,839

Total Mining		5,030,862

Miscellaneous Manufacturing - 0.2%
Harsco Corp.	10,279	241,557
Hillenbrand, Inc.	7,517	169,959
Leggett & Platt, Inc.	21,422	583,107

Total Miscellaneous Manufacturing		994,623

Office Furnishings - 0.0%
Knoll, Inc.	5,092	78,213

Office/Business Equipment - 0.4%
Pitney Bowes, Inc.(a)	94,661	1,007,193
Xerox Corp.	141,736	966,640

Total Office/Business Equipment		1,973,833

Oil & Gas - 6.9%
Chevron Corp.	224,837	24,313,873
ConocoPhillips	189,962	11,015,896
Diamond Offshore Drilling, Inc.(a)	24,163	1,642,118

Total Oil & Gas		36,971,887

Oil & Gas Services - 0.1%
Targa Resources Corp.	4,882	257,965

Packaging & Containers - 0.1%
Greif, Inc. Class B	4,111	199,342
Sonoco Products Co.	14,182	421,631

Total Packaging & Containers		620,973

Pharmaceuticals - 14.8%
Bristol-Myers Squibb Co.	242,118	7,890,625
Eli Lilly & Co.	163,799	8,078,567
Johnson & Johnson	336,537	23,591,244
Merck & Co., Inc.	421,163	17,242,413
Pfizer, Inc.	898,487	22,534,054

Total Pharmaceuticals		79,336,903

Pipelines - 2.0%
Crosstex Energy, Inc.	5,391	77,307
Kinder Morgan, Inc.	147,975	5,227,957
Spectra Energy Corp.	100,946	2,763,901
Williams Cos., Inc. (The)	87,194	2,854,732

Total Pipelines		10,923,897

Private Equity - 0.0%
Fidus Investment Corp.	3,690	60,701
Hercules Technology Growth Capital, Inc.	14,896	165,792

Total Private Equity		226,493

Real Estate - 0.1%
WP Carey, Inc.	12,198	636,126

Real Estate Investment Trusts (REITs) - 7.5%
Agree Realty Corp.	2,607	69,842
Alexander’s, Inc.	558	184,586
Alexandria Real Estate Equities, Inc.	6,822	472,901
American Realty Capital Trust, Inc.	32,302	373,088
Ashford Hospitality Trust, Inc.(a)	10,481	110,155
Associated Estates Realty Corp.	7,942	128,025
BioMed Realty Trust, Inc.	24,200	467,786
Brandywine Realty Trust	26,070	317,793
Camden Property Trust	9,904	675,552
Campus Crest Communities, Inc.	6,998	85,795
CapLease, Inc.	14,993	83,511
CBL & Associates Properties, Inc.	23,958	508,149
Cedar Realty Trust, Inc.	10,137	53,523
Chesapeake Lodging Trust	6,095	127,264
Colonial Properties Trust	10,291	219,919
CommonWealth REIT	19,532	309,387
Coresite Realty Corp.	2,804	77,559
Corporate Office Properties Trust	13,114	327,588
DCT Industrial Trust, Inc.	42,126	273,398
DiamondRock Hospitality Co.	24,172	217,548
Digital Realty Trust, Inc.	18,573	1,260,921
Duke Realty Corp.	47,914	664,567
DuPont Fabros Technology, Inc.	7,099	171,512
EastGroup Properties, Inc.	4,195	225,733
Education Realty Trust, Inc.	14,475	154,014
EPR Properties	10,713	493,976
Equity One, Inc.	17,897	376,016
Excel Trust, Inc.	7,964	100,904
First Potomac Realty Trust	12,120	149,803
Franklin Street Properties Corp.	18,286	225,101
Glimcher Realty Trust	18,217	202,027
Government Properties Income Trust	14,176	339,799
HCP, Inc.	71,539	3,232,132
Health Care REIT, Inc.	46,784	2,867,391
Healthcare Realty Trust, Inc.(a)	15,816	379,742
Healthcare Trust of America, Inc. Class A	8,185	81,031
Hersha Hospitality Trust	32,481	162,405
Highwoods Properties, Inc.	14,268	477,265
Home Properties, Inc.	7,970	488,641
Hospitality Properties Trust	35,610	833,986
Inland Real Estate Corp.	21,763	182,374
Investors Real Estate Trust	19,444	169,746
Kimco Realty Corp.	62,818	1,213,644
Kite Realty Group Trust	14,874	83,146
LaSalle Hotel Properties	9,179	233,055

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    13

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2012

Investments	Shares	Value
Lexington Realty Trust(a)	36,908	$385,689
Liberty Property Trust	22,620	809,117
LTC Properties, Inc.	5,887	207,164
Macerich Co. (The)	19,465	1,134,809
Mack-Cali Realty Corp.	21,408	558,963
Medical Properties Trust, Inc.	32,509	388,808
Mid-America Apartment Communities, Inc.	6,136	397,306
Monmouth Real Estate Investment Corp. Class A	8,873	91,924
National Health Investors, Inc.	4,721	266,878
National Retail Properties, Inc.	19,921	621,535
Omega Healthcare Investors, Inc.	30,431	725,779
One Liberty Properties, Inc.	4,000	81,160
Parkway Properties, Inc.	4,521	63,249
Pennsylvania Real Estate Investment Trust	7,489	132,106
Piedmont Office Realty Trust, Inc. Class A	27,812	502,007
Plum Creek Timber Co., Inc.	21,994	975,874
Prologis, Inc.	51,614	1,883,395
Ramco-Gershenson Properties Trust	8,544	113,721
Rayonier, Inc.	15,194	787,505
Realty Income Corp.	21,242	854,141
Regency Centers Corp.	12,943	609,874
Retail Opportunity Investments Corp.(a)	7,973	102,533
Retail Properties of America, Inc. Class A	24,356	291,541
RLJ Lodging Trust(a)	13,090	253,553
Sabra Health Care REIT, Inc.	8,390	182,231
Saul Centers, Inc.	2,433	104,108
Select Income REIT	7,160	177,353
Senior Housing Properties Trust	41,881	990,067
STAG Industrial, Inc.	6,953	124,945
Summit Hotel Properties, Inc.	7,891	74,964
Sun Communities, Inc.	6,645	265,069
UDR, Inc.	33,060	786,167
Universal Health Realty Income Trust	2,291	115,948
Urstadt Biddle Properties, Inc. Class A	4,716	92,811
Ventas, Inc.	40,217	2,602,844
Vornado Realty Trust	22,927	1,835,994
Washington Real Estate Investment Trust	10,932	285,872
Weingarten Realty Investors	18,556	496,744
Whitestone REIT Class B	4,629	65,037
Winthrop Realty Trust	8,246	91,118

Total Real Estate Investment Trusts (REITs)		40,382,203

Retail - 3.3%
Best Buy Co., Inc.	65,275	773,509
Cato Corp. (The) Class A	3,736	102,478
Cracker Barrel Old Country Store, Inc.	2,444	157,051
Darden Restaurants, Inc.	19,251	867,643
GameStop Corp. Class A	14,599	366,289
McDonald’s Corp.	120,725	10,649,152
PetMed Express, Inc.	3,515	39,017
Roundy’s, Inc.	15,746	70,070
Staples, Inc.	83,737	954,602
Walgreen Co.	97,185	3,596,817
Wendy’s Co. (The)	43,239	203,223

Total Retail		17,779,851

Savings & Loans - 0.8%
BankUnited, Inc.	11,008	269,036
Brookline Bancorp, Inc.	9,321	79,229
Dime Community Bancshares, Inc.	6,126	85,090
First Niagara Financial Group, Inc.	51,933	411,829
Flushing Financial Corp.	4,221	64,750
Hudson City Bancorp, Inc.	74,208	603,311
New York Community Bancorp, Inc.(a)	118,052	1,546,481
Northwest Bancshares, Inc.	14,186	172,218
OceanFirst Financial Corp.	2,096	28,820
Oritani Financial Corp.	6,595	101,035
People’s United Financial, Inc.	63,624	769,214
Provident Financial Services, Inc.	8,253	123,135

Total Savings & Loans		4,254,148

Semiconductors - 3.7%
Applied Materials, Inc.	135,551	1,550,703
Brooks Automation, Inc.	9,442	76,008
Intel Corp.	743,945	15,347,585
Intersil Corp. Class A	25,717	213,194
KLA-Tencor Corp.	18,958	905,434
Maxim Integrated Products, Inc.	33,017	970,700
Microchip Technology, Inc.(a)	29,586	964,208

Total Semiconductors		20,027,832

Software - 5.3%
CA, Inc.	70,660	1,553,107
Computer Programs & Systems, Inc.	1,307	65,794
ManTech International Corp. Class A	2,539	65,862
Microsoft Corp.	994,514	26,583,359
Quality Systems, Inc.	7,630	132,457

Total Software		28,400,579

Telecommunications - 12.4%
AT&T, Inc.	1,059,416	35,712,913
CenturyLink, Inc.	160,589	6,282,242
Comtech Telecommunications Corp.	3,060	77,663
Consolidated Communications Holdings, Inc.	13,572	216,066
Frontier Communications Corp.(a)	319,031	1,365,453
Lumos Networks Corp.	4,096	41,042
NTELOS Holdings Corp.	9,430	123,627
USA Mobility, Inc.	3,303	38,579
Verizon Communications, Inc.	476,481	20,617,333
Windstream Corp.(a)	228,984	1,895,987

Total Telecommunications		66,370,905

Toys/Games/Hobbies - 0.4%
Hasbro, Inc.(a)	17,902	642,682
Mattel, Inc.	39,244	1,437,115

Total Toys/Games/Hobbies		2,079,797

Transportation - 0.4%
Norfolk Southern Corp.	35,275	2,181,406

Trucking & Leasing - 0.1%
TAL International Group, Inc.	8,196	298,170

Water - 0.0%
California Water Service Group	5,208	95,567
Middlesex Water Co.	2,329	45,555

Total Water		141,122

TOTAL COMMON STOCKS (Cost: $503,712,664)		533,854,952

EXCHANGE-TRADED FUND - 0.1%
WisdomTree Total Dividend Fund(b)
(Cost: $536,307)	10,911	586,793

See Notes to Schedule of Investments.

14    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

December 31, 2012

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

MONEY MARKET FUND - 2.1%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $11,340,629)(d)	11,340,629	$11,340,629

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $515,589,600)(e)		545,782,374
Liabilities in Excess of Other Assets - (1.8)%		(9,873,137)

NET ASSETS - 100.0%		$535,909,237

REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $10,952,070 and the total market value of the collateral held by the Fund was $11,340,629.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    15

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 100.2%

COMMON STOCKS - 99.6%

Advertising - 0.1%
Omnicom Group, Inc.	27,833	$1,390,537

Aerospace/Defense - 2.4%
Boeing Co. (The)	78,082	5,884,260
General Dynamics Corp.	46,037	3,188,983
Lockheed Martin Corp.	71,228	6,573,632
Northrop Grumman Corp.	35,055	2,369,017
Raytheon Co.	50,061	2,881,511
Rockwell Collins, Inc.(a)	12,161	707,405
United Technologies Corp.	104,924	8,604,817

Total Aerospace/Defense		30,209,625

Agriculture - 4.2%
Altria Group, Inc.	489,339	15,375,031
Archer-Daniels-Midland Co.	73,470	2,012,343
Lorillard, Inc.	30,295	3,534,518
Philip Morris International, Inc.	301,018	25,177,146
Reynolds American, Inc.	139,421	5,776,212

Total Agriculture		51,875,250

Apparel - 0.5%
Coach, Inc.	25,365	1,408,011
NIKE, Inc. Class B	54,894	2,832,530
Ralph Lauren Corp.	2,779	416,628
VF Corp.	11,246	1,697,809

Total Apparel		6,354,978

Auto Manufacturers - 0.4%
Ford Motor Co.	274,729	3,557,740
PACCAR, Inc.	27,979	1,264,931

Total Auto Manufacturers		4,822,671

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	77,170	2,369,119

Banks - 5.8%
Bank of America Corp.	174,645	2,025,882
Bank of New York Mellon Corp. (The)	105,229	2,704,385
BB&T Corp.	84,272	2,453,158
Capital One Financial Corp.	9,267	536,837
Citigroup, Inc.	13,326	527,177
Fifth Third Bancorp	106,756	1,621,624
Goldman Sachs Group, Inc. (The)	32,799	4,183,840
JPMorgan Chase & Co.	466,801	20,525,240
M&T Bank Corp.	15,938	1,569,415
Morgan Stanley	92,316	1,765,082
Northern Trust Corp.	25,925	1,300,398
PNC Financial Services Group, Inc.	63,997	3,731,665
Regions Financial Corp.	34,522	245,797
State Street Corp.	42,559	2,000,699
SunTrust Banks, Inc.	16,987	481,581
U.S. Bancorp	201,144	6,424,539
Wells Fargo & Co.	590,438	20,181,171

Total Banks		72,278,490

Beverages - 3.0%
Beam, Inc.	9,492	579,866
Brown-Forman Corp. Class B	9,253	585,252
Coca-Cola Co. (The)	552,766	20,037,768
Coca-Cola Enterprises, Inc.	25,747	816,952
Dr. Pepper Snapple Group, Inc.(a)	28,329	1,251,575
PepsiCo, Inc.	211,594	14,479,378

Total Beverages		37,750,791

Biotechnology - 0.4%
Amgen, Inc.	55,861	4,821,922

Chemicals - 2.4%
Air Products & Chemicals, Inc.	28,837	2,422,885
CF Industries Holdings, Inc.	2,199	446,749
Dow Chemical Co. (The)	209,235	6,762,475
E.I. du Pont de Nemours & Co.	158,727	7,137,953
Eastman Chemical Co.	10,449	711,055
Ecolab, Inc.	14,455	1,039,315
FMC Corp.	3,670	214,768
Monsanto Co.	38,903	3,682,169
Mosaic Co. (The)	23,230	1,315,515
PPG Industries, Inc.	12,392	1,677,257
Praxair, Inc.	26,756	2,928,444
Sherwin-Williams Co. (The)	4,831	743,104
Sigma-Aldrich Corp.	5,995	441,112

Total Chemicals		29,522,801

Commercial Services - 0.8%
Automatic Data Processing, Inc.	64,602	3,682,960
Mastercard, Inc. Class A	1,288	632,769
Moody’s Corp.	12,391	623,515
Paychex, Inc.	64,569	2,010,679
Visa, Inc. Class A	21,049	3,190,607

Total Commercial Services		10,140,530

Computers - 5.6%
Apple, Inc.	83,870	44,705,226
Dell, Inc.	227,859	2,308,212
Hewlett-Packard Co.	315,795	4,500,079
International Business Machines Corp.	87,333	16,728,636
Western Digital Corp.	25,461	1,081,838

Total Computers		69,323,991

Cosmetics/Personal Care - 2.6%
Colgate-Palmolive Co.	49,214	5,144,832
Estee Lauder Cos., Inc. (The) Class A	12,529	749,986
Procter & Gamble Co. (The)	393,732	26,730,465

Total Cosmetics/Personal Care		32,625,283

Distribution/Wholesale - 0.3%
Fastenal Co.	24,637	1,150,302
Genuine Parts Co.	21,873	1,390,685
W.W. Grainger, Inc.	4,976	1,006,993

Total Distribution/Wholesale		3,547,980

Diversified Financial Services - 1.6%
American Express Co.	70,196	4,034,866
Ameriprise Financial, Inc.	25,975	1,626,814
BlackRock, Inc.	21,901	4,527,156
Charles Schwab Corp. (The)	94,542	1,357,623
CME Group, Inc.	50,166	2,543,918
Discover Financial Services	22,575	870,266
Franklin Resources, Inc.	7,948	999,063
SLM Corp.	58,984	1,010,396
T. Rowe Price Group, Inc.	23,367	1,521,893
TD Ameritrade Holding Corp.	51,212	860,874

Total Diversified Financial Services		19,352,869

Electric - 5.5%
AES Corp. (The)	46,982	502,708
American Electric Power Co., Inc.	93,346	3,984,007

See Notes to Schedule of Investments.

16    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2012

Investments	Shares	Value
Consolidated Edison, Inc.	55,721	$3,094,744
Dominion Resources, Inc.	103,833	5,378,549
DTE Energy Co.	31,175	1,872,059
Duke Energy Corp.	147,776	9,428,109
Edison International	41,423	1,871,905
Entergy Corp.	40,652	2,591,565
Exelon Corp.	261,492	7,776,772
FirstEnergy Corp.	98,298	4,104,925
NextEra Energy, Inc.	64,086	4,434,110
Northeast Utilities	47,016	1,837,385
PG&E Corp.	83,752	3,365,155
PPL Corp.	128,008	3,664,869
Public Service Enterprise Group, Inc.	103,628	3,171,017
Southern Co. (The)	175,297	7,504,465
Wisconsin Energy Corp.	32,633	1,202,526
Xcel Energy, Inc.	85,452	2,282,423

Total Electric		68,067,293

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	6,843	257,091
Emerson Electric Co.	99,326	5,260,305

Total Electrical Components & Equipment		5,517,396

Electronics - 0.6%
Agilent Technologies, Inc.	14,683	601,122
Amphenol Corp. Class A	4,664	301,761
Honeywell International, Inc.	89,664	5,690,974
Thermo Fisher Scientific, Inc.	14,373	916,710

Total Electronics		7,510,567

Engineering & Construction - 0.0%
Fluor Corp.	8,336	489,657

Environmental Control - 0.4%
Republic Services, Inc.	50,863	1,491,812
Waste Management, Inc.	86,585	2,921,378

Total Environmental Control		4,413,190

Food - 2.1%
Campbell Soup Co.(a)	45,350	1,582,261
ConAgra Foods, Inc.	60,592	1,787,464
General Mills, Inc.	91,563	3,700,061
H.J. Heinz Co.	49,719	2,867,792
Hershey Co. (The)	16,476	1,189,897
Hormel Foods Corp.	25,780	804,594
J.M. Smucker Co. (The)	11,778	1,015,735
Kellogg Co.	50,032	2,794,287
Kroger Co. (The)	52,168	1,357,411
McCormick & Co., Inc.	10,896	692,223
Mondelez International, Inc. Class A	160,110	4,078,002
Sysco Corp.	91,527	2,897,745
Whole Foods Market, Inc.	7,202	657,758

Total Food		25,425,230

Forest Products & Paper - 0.2%
International Paper Co.	60,467	2,409,005

Gas - 0.3%
CenterPoint Energy, Inc.	77,992	1,501,346
Sempra Energy	35,753	2,536,318

Total Gas		4,037,664

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.	19,519	1,443,820

Healthcare-Products - 1.1%
Baxter International, Inc.	66,204	4,413,159
Becton Dickinson and Co.	22,085	1,726,826
C.R. Bard, Inc.	3,000	293,220
Medtronic, Inc.	111,375	4,568,603
St. Jude Medical, Inc.	34,852	1,259,551
Stryker Corp.	26,210	1,436,832
Zimmer Holdings, Inc.	7,883	525,481

Total Healthcare-Products		14,223,672

Healthcare-Services - 0.7%
Aetna, Inc.	22,657	1,049,019
Cigna Corp.	1,395	74,577
Humana, Inc.	10,702	734,478
Quest Diagnostics, Inc.	13,904	810,186
UnitedHealth Group, Inc.	70,564	3,827,391
WellPoint, Inc.	25,826	1,573,320

Total Healthcare-Services		8,068,971

Home Furnishings - 0.1%
Whirlpool Corp.	6,564	667,887

Household Products/Wares - 0.6%
Church & Dwight Co., Inc.	10,848	581,128
Clorox Co. (The)	19,678	1,440,823
Kimberly-Clark Corp.	61,249	5,171,253

Total Household Products/Wares		7,193,204

Insurance - 1.8%
Aflac, Inc.	53,861	2,861,096
Allstate Corp. (The)	46,665	1,874,533
Chubb Corp. (The)	25,338	1,908,458
CNA Financial Corp.	25,225	706,552
Hartford Financial Services Group, Inc.	34,681	778,242
Loews Corp.	10,636	433,417
Marsh & McLennan Cos., Inc.	64,062	2,208,217
MetLife, Inc.	108,055	3,559,332
Principal Financial Group, Inc.	40,248	1,147,873
Progressive Corp. (The)	51,311	1,082,662
Prudential Financial, Inc.	61,688	3,289,821
Travelers Cos., Inc. (The)	42,680	3,065,278

Total Insurance		22,915,481

Iron/Steel - 0.2%
Nucor Corp.	47,517	2,051,784

Leisure Time - 0.0%
Harley-Davidson, Inc.	12,810	625,640

Lodging - 0.5%
Las Vegas Sands Corp.	74,839	3,454,568
Marriott International, Inc. Class A	19,598	730,417
Starwood Hotels & Resorts Worldwide, Inc.	18,994	1,089,496
Wynn Resorts Ltd.	7,916	890,471

Total Lodging		6,164,952

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	66,367	5,945,156

Machinery-Diversified - 0.5%
Cummins, Inc.	15,644	1,695,027
Deere & Co.	37,252	3,219,318
Rockwell Automation, Inc.	14,108	1,184,931
Roper Industries, Inc.	2,202	245,479

Total Machinery-Diversified		6,344,755

Media - 2.2%
CBS Corp. Class B	34,813	1,324,635

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    17

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2012

Investments	Shares	Value
Comcast Corp. Class A	161,304	$6,029,544
Comcast Corp. Special Class A	41,890	1,505,945
McGraw-Hill Cos., Inc. (The)	23,228	1,269,875
News Corp. Class A	47,025	1,201,019
News Corp. Class B	23,575	618,608
Time Warner Cable, Inc.	31,643	3,075,383
Time Warner, Inc.	92,447	4,421,740
Viacom, Inc. Class B	41,481	2,187,708
Walt Disney Co. (The)	118,550	5,902,604

Total Media		27,537,061

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	555	105,128

Mining - 1.2%
Alcoa, Inc.	63,271	549,192
Freeport-McMoRan Copper & Gold, Inc.	153,948	5,265,022
Newmont Mining Corp.	69,248	3,215,877
Southern Copper Corp.	166,162	6,290,893

Total Mining		15,320,984

Miscellaneous Manufacturing - 3.6%
3M Co.	78,143	7,255,578
Danaher Corp.	5,545	309,965
Dover Corp.	17,172	1,128,372
General Electric Co.	1,510,935	31,714,526
Illinois Tool Works, Inc.	51,295	3,119,249
Parker Hannifin Corp.	12,607	1,072,351

Total Miscellaneous Manufacturing		44,600,041

Office/Business Equipment - 0.1%
Xerox Corp.	182,544	1,244,950

Oil & Gas - 9.5%
Anadarko Petroleum Corp.	10,911	810,796
Apache Corp.	14,693	1,153,400
Cabot Oil & Gas Corp.	1,504	74,809
Chesapeake Energy Corp.	59,602	990,585
Chevron Corp.	284,682	30,785,511
ConocoPhillips	240,042	13,920,036
Devon Energy Corp.	26,515	1,379,841
Diamond Offshore Drilling, Inc.(a)	30,274	2,057,421
EOG Resources, Inc.	6,714	810,984
EQT Corp.	10,686	630,260
Exxon Mobil Corp.	521,507	45,136,431
Hess Corp.	11,181	592,146
HollyFrontier Corp.	15,109	703,324
Marathon Oil Corp.	68,323	2,094,783
Marathon Petroleum Corp.	34,192	2,154,096
Murphy Oil Corp.	18,370	1,093,934
Noble Energy, Inc.	7,792	792,758
Occidental Petroleum Corp.	98,599	7,553,669
Phillips 66	51,330	2,725,623
Pioneer Natural Resources Co.	567	60,437
Range Resources Corp.	1,920	120,634
Valero Energy Corp.	51,037	1,741,382

Total Oil & Gas		117,382,860

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	28,385	1,159,243
Halliburton Co.	42,945	1,489,762
National Oilwell Varco, Inc.	14,330	979,456

Total Oil & Gas Services		3,628,461

Pharmaceuticals - 9.7%
Abbott Laboratories	219,678	14,388,909
Allergan, Inc.	3,295	302,250
AmerisourceBergen Corp.	20,038	865,241
Bristol-Myers Squibb Co.	305,805	9,966,185
Cardinal Health, Inc.	39,293	1,618,086
Eli Lilly & Co.	207,379	10,227,932
Johnson & Johnson	425,393	29,820,049
McKesson Corp.	8,615	835,310
Mead Johnson Nutrition Co.	16,385	1,079,608
Merck & Co., Inc.	534,026	21,863,025
Perrigo Co.	1,366	142,105
Pfizer, Inc.	1,138,511	28,553,856

Total Pharmaceuticals		119,662,556

Pipelines - 1.2%
Kinder Morgan, Inc.	186,420	6,586,219
ONEOK, Inc.	27,553	1,177,891
Spectra Energy Corp.	127,716	3,496,864
Williams Cos., Inc. (The)	110,579	3,620,356

Total Pipelines		14,881,330

Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	20,574	1,589,753
AvalonBay Communities, Inc.	14,416	1,954,665
Boston Properties, Inc.	16,481	1,743,855
Digital Realty Trust, Inc.	23,522	1,596,909
Equity Residential	34,740	1,968,716
General Growth Properties, Inc.	93,649	1,858,933
HCP, Inc.	90,208	4,075,597
Health Care REIT, Inc.	59,312	3,635,233
Host Hotels & Resorts, Inc.(a)	73,287	1,148,407
Kimco Realty Corp.	76,160	1,471,411
Macerich Co. (The)	24,436	1,424,619
Prologis, Inc.	64,738	2,362,290
Public Storage	23,288	3,375,828
Simon Property Group, Inc.	38,658	6,111,443
Ventas, Inc.	50,918	3,295,413
Vornado Realty Trust	28,801	2,306,384
Weyerhaeuser Co.	59,299	1,649,698

Total Real Estate Investment Trusts (REITs)		41,569,154

Retail - 6.3%
Costco Wholesale Corp.	21,421	2,115,752
CVS Caremark Corp.	73,909	3,573,500
Family Dollar Stores, Inc.	6,587	417,682
Gap, Inc. (The)	33,648	1,044,434
Home Depot, Inc. (The)	126,268	7,809,676
Kohl’s Corp.	29,637	1,273,798
Lowe’s Cos., Inc.	91,670	3,256,119
Ltd. Brands, Inc.	27,180	1,279,091
Macy’s, Inc.	36,501	1,424,269
McDonald’s Corp.	152,396	13,442,851
Nordstrom, Inc.	18,518	990,713
PetSmart, Inc.	4,297	293,657
PVH Corp.	405	44,959
Ross Stores, Inc.	9,781	529,641
Staples, Inc.	108,048	1,231,747
Starbucks Corp.	51,510	2,761,966
Target Corp.	67,660	4,003,442
TJX Cos., Inc. (The)	34,578	1,467,836
Walgreen Co.	123,311	4,563,740
Wal-Mart Stores, Inc.	347,222	23,690,957
Yum! Brands, Inc.	40,037	2,658,457

Total Retail		77,874,287

See Notes to Schedule of Investments.

18    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2012

Investments	Shares	Value
Semiconductors - 3.2%
Altera Corp.	16,384	$564,265
Analog Devices, Inc.	37,668	1,584,316
Applied Materials, Inc.	174,651	1,998,007
Intel Corp.	938,800	19,367,444
KLA-Tencor Corp.	24,639	1,176,759
Linear Technology Corp.	30,165	1,034,660
Maxim Integrated Products, Inc.	41,428	1,217,983
QUALCOMM, Inc.	120,974	7,502,807
Texas Instruments, Inc.	133,495	4,130,335
Xilinx, Inc.	28,302	1,016,042

Total Semiconductors		39,592,618

Software - 3.5%
Activision Blizzard, Inc.	81,643	867,049
CA, Inc.	88,788	1,951,560
Fidelity National Information Services, Inc.	29,135	1,014,189
Intuit, Inc.	14,386	855,967
Microsoft Corp.	1,256,481	33,585,737
Oracle Corp.	151,261	5,040,017

Total Software		43,314,519

Telecommunications - 7.7%
AT&T, Inc.	1,342,156	45,244,079
CenturyLink, Inc.	202,700	7,929,624
Cisco Systems, Inc.	645,015	12,674,545
Corning, Inc.	184,308	2,325,967
Motorola Solutions, Inc.	23,937	1,332,812
Verizon Communications, Inc.	602,969	26,090,469
Virgin Media, Inc.(a)	5,106	187,645

Total Telecommunications		95,785,141

Toys/Games/Hobbies - 0.1%
Mattel, Inc.	50,121	1,835,431

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	14,783	934,581
CSX Corp.	127,724	2,519,995
Expeditors International of Washington, Inc.	13,073	517,037
FedEx Corp.	8,399	770,356
Kansas City Southern	4,517	377,079
Norfolk Southern Corp.	44,902	2,776,740
Union Pacific Corp.	45,971	5,779,474
United Parcel Service, Inc. Class B	96,848	7,140,603

Total Transportation		20,815,865

TOTAL COMMON STOCKS (Cost: $1,139,580,920)		1,235,052,547

EXCHANGE-TRADED FUND - 0.2%
WisdomTree Total Dividend Fund(b) (Cost: $2,696,642)	50,288	2,704,489

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

MONEY MARKET FUND - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $4,716,970)(d)	4,716,970	4,716,970

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $1,146,994,532)(e)		1,242,474,006
Liabilities in Excess of Other Assets - (0.2)%		(2,846,389)

NET ASSETS - 100.0%		$1,239,627,617

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund's securities on loan was $4,615,653 and the total market value of the collateral held by the Fund was $4,716,970.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    19

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 101.7%

Common Stocks - 99.7%

Advertising - 0.8%
Omnicom Group, Inc.	165,092	$8,247,996

Aerospace/Defense - 3.7%
Lockheed Martin Corp.	183,085	16,896,915
Northrop Grumman Corp.	165,601	11,191,315
Raytheon Co.	206,241	11,871,232

Total Aerospace/Defense		39,959,462

Agriculture - 6.1%
Altria Group, Inc.	556,852	17,496,290
Lorillard, Inc.	150,219	17,526,051
Philip Morris International, Inc.	153,111	12,806,204
Reynolds American, Inc.	442,741	18,342,759

Total Agriculture		66,171,304

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	316,038	9,702,367

Chemicals - 4.3%
Air Products & Chemicals, Inc.	127,066	10,676,085
Dow Chemical Co. (The)	451,135	14,580,683
E.I. du Pont de Nemours & Co.	301,755	13,569,923
International Flavors & Fragrances, Inc.	107,205	7,133,421

Total Chemicals		45,960,112

Commercial Services - 3.5%
Iron Mountain, Inc.	347,262	10,782,485
Paychex, Inc.	423,823	13,197,848
Western Union Co. (The)	986,863	13,431,206

Total Commercial Services		37,411,539

Computers - 1.3%
Hewlett-Packard Co.	975,277	13,897,697

Distribution/Wholesale - 1.0%
Genuine Parts Co.	164,782	10,476,840

Electric - 16.0%
Ameren Corp.	616,425	18,936,576
American Electric Power Co., Inc.	352,167	15,030,488
Duke Energy Corp.	260,636	16,628,577
Entergy Corp.	278,806	17,773,883
Exelon Corp.	797,863	23,728,446
FirstEnergy Corp.	427,741	17,862,464
PG&E Corp.	371,097	14,910,677
PPL Corp.	583,032	16,692,206
Public Service Enterprise Group, Inc.	529,690	16,208,514
Southern Co. (The)	358,198	15,334,456

Total Electric		173,106,287

Electrical Components & Equipment - 1.0%
Emerson Electric Co.	208,914	11,064,085

Environmental Control - 2.4%
Republic Services, Inc.	380,955	11,173,410
Waste Management, Inc.	442,318	14,923,810

Total Environmental Control		26,097,220

Food - 3.3%
ConAgra Foods, Inc.	388,325	11,455,588
H.J. Heinz Co.	204,634	11,803,289
Sysco Corp.	381,891	12,090,669

Total Food		35,349,546

Forest Products & Paper - 2.1%
International Paper Co.	284,882	11,349,699
MeadWestvaco Corp.	359,083	11,443,975

Total Forest Products & Paper		22,793,674

Healthcare-Products - 2.5%
Baxter International, Inc.	141,737	9,448,188
Becton Dickinson and Co.	112,293	8,780,190
St. Jude Medical, Inc.	258,654	9,347,756

Total Healthcare-Products		27,576,134

Household Products/Wares - 2.1%
Clorox Co. (The)	155,120	11,357,886
Kimberly-Clark Corp.	140,002	11,820,369

Total Household Products/Wares		23,178,255

Housewares - 0.9%
Newell Rubbermaid, Inc.	435,922	9,707,983

Iron/Steel - 1.1%
Nucor Corp.	281,207	12,142,518

Media - 0.8%
Time Warner Cable, Inc.	85,863	8,345,025

Mining - 3.5%
Freeport-McMoRan Copper & Gold, Inc.	321,207	10,985,279
Newmont Mining Corp.	232,940	10,817,734
Southern Copper Corp.	411,233	15,569,281

Total Mining		37,372,294

Miscellaneous Manufacturing - 1.0%
General Electric Co.	527,703	11,076,486

Office/Business Equipment - 1.0%
Xerox Corp.	1,643,290	11,207,238

Oil & Gas - 7.2%
Chevron Corp.	106,031	11,466,192
ConocoPhillips(a)	268,203	15,553,092
Diamond Offshore Drilling, Inc.(a)	253,063	17,198,162
Exxon Mobil Corp.	100,224	8,674,387
Marathon Oil Corp.	243,361	7,461,448
Marathon Petroleum Corp.	130,670	8,232,210
Occidental Petroleum Corp.	123,985	9,498,491

Total Oil & Gas		78,083,982

Pharmaceuticals - 7.8%
Abbott Laboratories	165,268	10,825,054
Bristol-Myers Squibb Co.	436,076	14,211,717
Cardinal Health, Inc.	222,492	9,162,221
Eli Lilly & Co.	283,992	14,006,485
Johnson & Johnson	171,128	11,996,073
Merck & Co., Inc.	303,378	12,420,295
Pfizer, Inc.	480,993	12,063,304

Total Pharmaceuticals		84,685,149

Pipelines - 4.0%
Kinder Morgan, Inc.	409,768	14,477,103
Spectra Energy Corp.	546,876	14,973,465
Williams Cos., Inc. (The)	420,259	13,759,280

Total Pipelines		43,209,848

Retail - 5.3%
Darden Restaurants, Inc.	272,985	12,303,434
Kohl’s Corp.	217,614	9,353,050

See Notes to Schedule of Investments.

20    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2012

Investments	Shares	Value
McDonald’s Corp.	135,982	$11,994,972
Staples, Inc.(a)	1,058,341	12,065,087
Walgreen Co.	299,742	11,093,452

Total Retail		56,809,995

Semiconductors - 5.1%
Applied Materials, Inc.	1,012,480	11,582,771
Intel Corp.	748,426	15,440,028
KLA-Tencor Corp.	250,910	11,983,462
Microchip Technology, Inc.(a)	492,742	16,058,462

Total Semiconductors		55,064,723

Software - 2.5%
CA, Inc.	690,431	15,175,673
Microsoft Corp.	428,208	11,446,000

Total Software		26,621,673

Telecommunications - 5.5%
AT&T, Inc.	537,959	18,134,598
CenturyLink, Inc.	646,880	25,305,945
Verizon Communications, Inc.	370,996	16,052,997

Total Telecommunications		59,493,540

Toys/Games/Hobbies - 1.0%
Mattel, Inc.	308,792	11,307,963

Transportation - 2.0%
Norfolk Southern Corp.	182,201	11,267,310
United Parcel Service, Inc. Class B	140,412	10,352,577

Total Transportation		21,619,887

TOTAL COMMON STOCKS (Cost: $1,041,541,412)		1,077,740,822

EXCHANGE-TRADED FUNDS - 0.1%
WisdomTree LargeCap Dividend Fund(b)	8,026	430,514
WisdomTree MidCap Dividend Fund(b)	7,518	431,759

TOTAL EXCHANGE-TRADED FUNDS (Cost: $840,607)		862,273

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

MONEY MARKET FUND - 1.9%
Dreyfus Institutional Preferred Money Market Fund 0.13%(c) (Cost: $21,016,261)(d)	21,016,261	21,016,261

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $1,063,398,280)(e)		1,099,619,356
Liabilities in Excess of Other Assets - (1.7)%		(18,773,082)

NET ASSETS - 100.0%		$1,080,846,274

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31,2012.
(d)	At December 31, 2012, the total market value of the Fund's securities on loan was $20,522,553 and the total market value of the collateral held by the Fund was $21,016,261.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    21

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 110.6%

COMMON STOCKS - 99.4%

Advertising - 0.4%
Interpublic Group of Cos., Inc. (The)	124,130	$1,367,913

Aerospace/Defense - 1.0%
Alliant Techsystems, Inc.	7,168	444,129
Exelis, Inc.	89,025	1,003,312
L-3 Communications Holdings, Inc.	32,872	2,518,653
Triumph Group, Inc.	1,591	103,892

Total Aerospace/Defense		4,069,986

Airlines - 0.1%
Southwest Airlines Co.	36,881	377,661

Apparel - 0.2%
Columbia Sportswear Co.(a)	7,355	392,463
Wolverine World Wide, Inc.(a)	7,731	316,816

Total Apparel		709,279

Auto Parts & Equipment - 0.4%
Allison Transmission Holdings, Inc.	29,014	592,466
Dana Holding Corp.	25,745	401,879
Lear Corp.	15,857	742,742

Total Auto Parts & Equipment		1,737,087

Banks - 3.0%
Associated Banc-Corp.	30,766	403,650
Bank of Hawaii Corp.	13,843	609,784
BOK Financial Corp.	14,407	784,605
City National Corp.	8,241	408,094
Comerica, Inc.	29,130	883,804
Commerce Bancshares, Inc.	17,283	605,942
Cullen/Frost Bankers, Inc.	16,425	891,385
East West Bancorp, Inc.	19,747	424,363
First Horizon National Corp.(a)	7,967	78,953
First Republic Bank	11,830	387,788
Fulton Financial Corp.	49,600	476,656
Hancock Holding Co.	19,515	619,406
Huntington Bancshares, Inc.	164,208	1,049,289
KeyCorp	167,784	1,412,741
Prosperity Bancshares, Inc.	8,746	367,332
Susquehanna Bancshares, Inc.	37,335	391,271
Synovus Financial Corp.	94,249	230,910
TCF Financial Corp.	20,904	253,984
Valley National Bancorp	103,958	966,809
Webster Financial Corp.	12,569	258,293
Zions Bancorp.	2,773	59,342

Total Banks		11,564,401

Beverages - 1.0%
Brown-Forman Corp. Class A	18,865	1,166,046
Molson Coors Brewing Co. Class B	61,480	2,630,729

Total Beverages		3,796,775

Building Materials - 0.8%
Eagle Materials, Inc.	4,470	261,495
Lennox International, Inc.	10,140	532,553
Martin Marietta Materials, Inc.(a)	10,414	981,832
Masco Corp.	88,065	1,467,163

Total Building Materials		3,243,043

Chemicals - 3.9%
Airgas, Inc.	18,336	1,673,893
Albemarle Corp.	15,344	953,169
Ashland, Inc.	12,135	975,775
Cabot Corp.	17,004	676,589
Celanese Corp. Series A	14,077	626,849
Cytec Industries, Inc.	4,514	310,699
Huntsman Corp.	78,773	1,252,491
International Flavors & Fragrances, Inc.	22,227	1,478,985
Kronos Worldwide, Inc.(a)	55,155	1,075,522
NewMarket Corp.	2,095	549,309
Rockwood Holdings, Inc.	29,749	1,471,386
RPM International, Inc.	54,477	1,599,445
Valhi, Inc.(a)	72,693	908,662
Valspar Corp.	15,977	996,965
Westlake Chemical Corp.(a)	8,434	668,816

Total Chemicals		15,218,555

Coal - 0.8%
Consol Energy, Inc.(a)	44,580	1,431,018
Peabody Energy Corp.	44,866	1,193,884
Walter Energy, Inc.	11,625	417,105

Total Coal		3,042,007

Commercial Services - 5.5%
Aaron’s, Inc.	2,408	68,098
Booz Allen Hamilton Holding Corp.(a)	44,291	616,531
Corrections Corp. of America	30,061	1,066,264
Equifax, Inc.	21,347	1,155,300
Global Payments, Inc.	1,635	74,065
H&R Block, Inc.	151,977	2,822,213
Iron Mountain, Inc.	73,555	2,283,883
Lender Processing Services, Inc.	17,964	442,274
Manpower, Inc.	21,304	904,142
MAXIMUS, Inc.	2,535	160,263
Morningstar, Inc.	3,840	241,267
Rent-A-Center, Inc.	13,890	477,260
Robert Half International, Inc.(a)	36,378	1,157,548
Rollins, Inc.	27,546	607,114
SAIC, Inc.	187,638	2,124,062
SEI Investments Co.	17,697	413,048
Service Corp. International	47,546	656,610
Sotheby’s	8,619	289,771
Total System Services, Inc.	45,734	979,622
Towers Watson & Co. Class A	6,398	359,631
Weight Watchers International, Inc.	9,749	510,458
Western Union Co. (The)	290,627	3,955,433

Total Commercial Services		21,364,857

Computers - 0.9%
Computer Sciences Corp.	41,645	1,667,882
Diebold, Inc.	31,351	959,654
DST Systems, Inc.	7,902	478,861
Jack Henry & Associates, Inc.	13,319	522,904

Total Computers		3,629,301

Cosmetics/Personal Care - 0.3%
Avon Products, Inc.	94,020	1,350,127

Distribution/Wholesale - 0.4%
Pool Corp.	9,576	405,256
Watsco, Inc.	13,144	984,486

Total Distribution/Wholesale		1,389,742

Diversified Financial Services - 2.1%
CBOE Holdings, Inc.	13,794	406,371
Eaton Vance Corp.	22,226	707,898
Federated Investors, Inc. Class B(a)	37,550	759,637
Jefferies Group, Inc.	25,355	470,843

See Notes to Schedule of Investments.

22    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2012

Investments	Shares	Value
Legg Mason, Inc.	17,025	$437,883
LPL Financial Holdings, Inc.	13,958	393,057
NASDAQ OMX Group, Inc. (The)	25,712	643,057
NYSE Euronext	92,178	2,907,294
Raymond James Financial, Inc.	15,257	587,852
Waddell & Reed Financial, Inc. Class A	20,993	730,976

Total Diversified Financial Services		8,044,868

Electric - 11.5%
Alliant Energy Corp.	59,592	2,616,685
Ameren Corp.	173,084	5,317,140
Cleco Corp.	26,743	1,069,987
CMS Energy Corp.	139,017	3,389,234
Great Plains Energy, Inc.	86,216	1,751,047
Hawaiian Electric Industries, Inc.	63,843	1,605,013
IDACORP, Inc.	22,969	995,706
Integrys Energy Group, Inc.	52,963	2,765,728
ITC Holdings Corp.	13,263	1,020,057
MDU Resources Group, Inc.	80,162	1,702,641
National Fuel Gas Co.	30,734	1,557,906
NRG Energy, Inc.	47,902	1,101,267
NV Energy, Inc.	114,940	2,085,012
OGE Energy Corp.	38,760	2,182,576
Pepco Holdings, Inc.(a)	168,551	3,305,285
Pinnacle West Capital Corp.	61,852	3,153,215
Portland General Electric Co.	39,441	1,079,106
SCANA Corp.	75,545	3,447,874
TECO Energy, Inc.	150,517	2,522,665
Westar Energy, Inc.	77,077	2,205,944

Total Electric		44,874,088

Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.	4,444	300,992
Energizer Holdings, Inc.	16,401	1,311,752
Hubbell, Inc. Class B	13,763	1,164,763
Molex, Inc.(a)	41,335	1,129,686
Molex, Inc. Class A	1,773	39,573

Total Electrical Components & Equipment		3,946,766

Electronics - 1.1%
FEI Co.	2,890	160,279
FLIR Systems, Inc.	25,805	575,709
Gentex Corp.	53,067	998,721
Jabil Circuit, Inc.	47,069	907,961
National Instruments Corp.	35,528	916,978
PerkinElmer, Inc.	13,762	436,806
Woodward, Inc.	7,723	294,478

Total Electronics		4,290,932

Engineering & Construction - 0.4%
EMCOR Group, Inc.	5,235	181,183
KBR, Inc.	12,826	383,754
URS Corp.	20,486	804,281

Total Engineering & Construction		1,369,218

Entertainment - 1.7%
Cinemark Holdings, Inc.	49,992	1,298,792
International Game Technology	69,837	989,590
Regal Entertainment Group Class A(a)	106,361	1,483,736
Six Flags Entertainment Corp.	42,574	2,605,529
Vail Resorts, Inc.	6,642	359,266

Total Entertainment		6,736,913

Environmental Control - 0.4%
Covanta Holding Corp.	57,352	1,056,424
Waste Connections, Inc.	19,554	660,729

Total Environmental Control		1,717,153

Food - 1.8%
Flowers Foods, Inc.	49,370	1,148,840
Harris Teeter Supermarkets, Inc.	10,076	388,531
Hillshire Brands Co.	28,770	809,588
Ingredion, Inc.	16,184	1,042,735
Lancaster Colony Corp.	8,013	554,420
Safeway, Inc.	123,292	2,230,352
Tyson Foods, Inc. Class A	39,121	758,947

Total Food		6,933,413

Forest Products & Paper - 0.6%
MeadWestvaco Corp.	74,932	2,388,083

Gas - 4.1%
AGL Resources, Inc.	72,390	2,893,428
Atmos Energy Corp.	46,750	1,641,860
NiSource, Inc.	161,449	4,018,466
Piedmont Natural Gas Co., Inc.	35,921	1,124,687
Questar Corp.	80,433	1,589,356
Southwest Gas Corp.	16,946	718,680
UGI Corp.	49,517	1,619,701
Vectren Corp.	51,686	1,519,568
WGL Holdings, Inc.	27,632	1,082,898

Total Gas		16,208,644

Hand/Machine Tools - 0.8%
Kennametal, Inc.	16,627	665,080
Lincoln Electric Holdings, Inc.	15,746	766,515
Regal-Beloit Corp.	6,067	427,542
Snap-On, Inc.	15,110	1,193,539

Total Hand/Machine Tools		3,052,676

Healthcare-Products - 1.2%
Cooper Cos., Inc. (The)	510	47,165
DENTSPLY International, Inc.	10,355	410,162
Patterson Cos., Inc.	24,279	831,070
ResMed, Inc.(a)	30,751	1,278,319
STERIS Corp.	17,386	603,816
Techne Corp.	8,397	573,851
Teleflex, Inc.	10,629	757,954
West Pharmaceutical Services, Inc.	6,295	344,651

Total Healthcare-Products		4,846,988

Healthcare-Services - 0.3%
Coventry Health Care, Inc.	20,111	901,576
Universal Health Services, Inc. Class B	4,901	236,963

Total Healthcare-Services		1,138,539

Holding Companies-Diversified - 0.1%
Leucadia National Corp.	19,776	470,471

Home Builders - 0.4%
D.R. Horton, Inc.	32,654	645,896
Lennar Corp. Class A(a)	8,888	343,699
Thor Industries, Inc.(a)	13,631	510,208

Total Home Builders		1,499,803

Home Furnishings - 0.1%
Harman International Industries, Inc.	12,383	552,777

Household Products/Wares - 1.1%
Avery Dennison Corp.	41,616	1,453,231
Scotts Miracle-Gro Co. (The) Class A	24,294	1,070,151
Spectrum Brands Holdings, Inc.*	15,773	708,681

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    23

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2012

Investments	Shares	Value
Tupperware Brands Corp.	16,552	$1,060,983

Total Household Products/Wares		4,293,046

Housewares - 0.7%
Newell Rubbermaid, Inc.	106,489	2,371,510
Toro Co. (The)	8,142	349,943

Total Housewares		2,721,453

Insurance - 3.9%
American Financial Group, Inc.	13,783	544,704
American National Insurance Co.	9,348	638,375
AmTrust Financial Services, Inc.	7,450	213,741
Arthur J. Gallagher & Co.	36,687	1,271,205
Assurant, Inc.	14,439	501,033
Brown & Brown, Inc.	15,501	394,655
Cincinnati Financial Corp.	50,822	1,990,190
CNO Financial Group, Inc.	14,183	132,327
Erie Indemnity Co. Class A	12,492	864,696
Fidelity National Financial, Inc. Class A	48,057	1,131,742
First American Financial Corp.	16,180	389,776
HCC Insurance Holdings, Inc.	13,871	516,140
Lincoln National Corp.	39,097	1,012,612
Mercury General Corp.	24,907	988,559
Old Republic International Corp.	131,547	1,400,976
ProAssurance Corp.	5,682	239,724
Protective Life Corp.	15,269	436,388
Reinsurance Group of America, Inc.	10,183	544,994
Torchmark Corp.	8,527	440,590
Unum Group	52,356	1,090,052
W.R. Berkley Corp.	9,756	368,191

Total Insurance		15,110,670

Internet - 0.5%
Expedia, Inc.	13,875	852,619
IAC/InterActiveCorp	22,326	1,056,020

Total Internet		1,908,639

Investment Companies - 1.2%
Ares Capital Corp.	165,466	2,895,655
Prospect Capital Corp.(a)	177,525	1,929,697

Total Investment Companies		4,825,352

Iron/Steel - 2.4%
Allegheny Technologies, Inc.	34,693	1,053,279
Carpenter Technology Corp.	9,723	501,999
Cliffs Natural Resources, Inc.(a)	133,123	5,133,223
Reliance Steel & Aluminum Co.	16,534	1,026,761
Steel Dynamics, Inc.	84,646	1,162,190
United States Steel Corp.(a)	15,661	373,828

Total Iron/Steel		9,251,280

Leisure Time - 0.4%
Brunswick Corp.	2,212	64,347
Polaris Industries, Inc.	16,264	1,368,616

Total Leisure Time		1,432,963

Lodging - 0.6%
Choice Hotels International, Inc.(a)	17,032	572,616
Wyndham Worldwide Corp.	32,828	1,746,778

Total Lodging		2,319,394

Machinery-Construction & Mining - 0.3%
Joy Global, Inc.	15,750	1,004,535

Machinery-Diversified - 1.5%
Babcock & Wilcox Co. (The)	19,500	510,900
Flowserve Corp.	6,703	984,000
Gardner Denver, Inc.	1,717	117,615
Graco, Inc.	13,970	719,315
IDEX Corp.	19,006	884,349
Manitowoc Co., Inc. (The)	8,699	136,400
Nordson Corp.	8,311	524,590
Robbins & Myers, Inc.	1,914	113,787
Sauer-Danfoss, Inc.	17,426	930,026
Wabtec Corp.	1,425	124,745
Xylem, Inc.	36,275	983,053

Total Machinery-Diversified		6,028,780

Media - 2.0%
Cablevision Systems Corp. Class A	112,243	1,676,910
Factset Research Systems, Inc.(a)	8,036	707,650
Gannett Co., Inc.	131,254	2,363,885
John Wiley & Sons, Inc. Class A	17,244	671,309
Scripps Networks Interactive, Inc. Class
A	12,666	733,615
Viacom, Inc. Class A	13,862	752,291
Washington Post Co. (The) Class B(a)	2,188	799,079

Total Media		7,704,739

Metal Fabricate/Hardware - 0.4%
Timken Co. (The)	24,846	1,188,384
Valmont Industries, Inc.	2,390	326,355

Total Metal Fabricate/Hardware		1,514,739

Mining - 0.4%
Compass Minerals International, Inc.	11,474	857,222
Royal Gold, Inc.	8,719	708,942
Vulcan Materials Co.	1,341	69,799

Total Mining		1,635,963

Miscellaneous Manufacturing - 2.4%
A.O. Smith Corp.	6,570	414,370
Actuant Corp. Class A	1,354	37,790
Aptargroup, Inc.	16,145	770,439
Carlisle Cos., Inc.	11,551	678,737
CLARCOR, Inc.	7,651	365,565
Crane Co.	18,954	877,191
Donaldson Co., Inc.	21,299	699,459
ITT Corp.	19,598	459,769
Leggett & Platt, Inc.	80,491	2,190,965
Pall Corp.	24,935	1,502,583
SPX Corp.	10,579	742,117
Textron, Inc.	12,395	307,272
Trinity Industries, Inc.	12,912	462,508

Total Miscellaneous Manufacturing		9,508,765

Office/Business Equipment - 1.0%
Pitney Bowes, Inc.(a)	367,079	3,905,721

Oil & Gas - 0.9%
Cimarex Energy Co.	9,447	545,375
Energen Corp.	11,650	525,299
Helmerich & Payne, Inc.	7,001	392,126
Patterson-UTI Energy, Inc.(a)	21,624	402,855
QEP Resources, Inc.	6,012	181,983
SM Energy Co.	1,699	88,705
Tesoro Corp.	25,508	1,123,627
Western Refining, Inc.	12,999	366,442

Total Oil & Gas		3,626,412

Oil & Gas Services - 0.8%
Lufkin Industries, Inc.(a)	3,865	224,672

See Notes to Schedule of Investments.

24    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2012

Investments	Shares	Value
Oceaneering International, Inc.	19,416	$1,044,387
RPC, Inc.(a)	75,032	918,392
Targa Resources Corp.	18,961	1,001,899

Total Oil & Gas Services		3,189,350

Packaging & Containers - 2.0%
Ball Corp.	18,340	820,715
Bemis Co., Inc.	41,373	1,384,341
Packaging Corp. of America	35,298	1,357,914
Rock-Tenn Co. Class A	12,162	850,245
Sealed Air Corp.	78,164	1,368,652
Silgan Holdings, Inc.	10,356	430,706
Sonoco Products Co.	54,029	1,606,282

Total Packaging & Containers		7,818,855

Pharmaceuticals - 0.2%
Omnicare, Inc.	22,745	821,095

Real Estate - 0.5%
Jones Lang LaSalle, Inc.	1,657	139,089
Sovran Self Storage, Inc.	6,636	412,096
WP Carey, Inc.(a)	27,557	1,437,097

Total Real Estate		1,988,282

Real Estate Investment Trusts (REITs) - 12.3%
Alexander’s, Inc.	1,303	431,032
Alexandria Real Estate Equities, Inc.	15,737	1,090,889
American Campus Communities, Inc.	23,857	1,100,523
American Realty Capital Trust, Inc.	73,552	849,526
Apartment Investment & Management Co. Class A	33,820	915,169
BioMed Realty Trust, Inc.(a)	52,802	1,020,663
BRE Properties, Inc.	18,509	940,812
Camden Property Trust	21,729	1,482,135
CBL & Associates Properties, Inc.	51,261	1,087,246
Corporate Office Properties Trust	27,135	677,832
DDR Corp.	73,275	1,147,486
Douglas Emmett, Inc.	28,177	656,524
Duke Realty Corp.	103,454	1,434,907
EPR Properties	23,368	1,077,498
Equity Lifestyle Properties, Inc.	8,396	564,967
Equity One, Inc.	38,517	809,242
Essex Property Trust, Inc.	8,592	1,260,017
Extra Space Storage, Inc.	23,097	840,500
Federal Realty Investment Trust	13,899	1,445,774
Healthcare Realty Trust, Inc.	33,611	807,000
Highwoods Properties, Inc.	31,028	1,037,887
Home Properties, Inc.	17,339	1,063,054
Hospitality Properties Trust	77,310	1,810,600
Kilroy Realty Corp.	17,345	821,633
LaSalle Hotel Properties	20,942	531,717
Liberty Property Trust	48,680	1,741,284
Mack-Cali Realty Corp.	46,604	1,216,830
Mid-America Apartment Communities, Inc.	13,466	871,924
National Retail Properties, Inc.	43,043	1,342,942
Omega Healthcare Investors, Inc.	65,986	1,573,766
Piedmont Office Realty Trust, Inc. Class A	57,659	1,040,745
Plum Creek Timber Co., Inc.	46,965	2,083,837
Post Properties, Inc.	8,698	434,465
Rayonier, Inc.	32,730	1,696,396
Realty Income Corp.	45,713	1,838,120
Regency Centers Corp.	27,634	1,302,114
RLJ Lodging Trust(a)	28,638	554,718
Senior Housing Properties Trust	91,095	2,153,486
SL Green Realty Corp.	11,773	902,400
Tanger Factory Outlet Centers, Inc.	18,124	619,841
Taubman Centers, Inc.	11,297	889,300
UDR, Inc.	72,820	1,731,660
Weingarten Realty Investors	39,902	1,068,177

Total Real Estate Investment Trusts (REITs)		47,966,638

Retail - 6.6%
Abercrombie & Fitch Co. Class A	16,112	772,893
Advance Auto Parts, Inc.	3,254	235,427
American Eagle Outfitters, Inc.	55,977	1,148,088
Best Buy Co., Inc.(a)	256,692	3,041,800
Brinker International, Inc.	25,025	775,525
Buckle, Inc. (The)	11,824	527,823
Burger King Worldwide, Inc.(a)	43,640	717,441
Casey’s General Stores, Inc.	6,447	342,336
Cheesecake Factory, Inc. (The)	10,087	330,047
Chico’s FAS, Inc.	25,083	463,032
Darden Restaurants, Inc.	73,331	3,305,028
Dick’s Sporting Goods, Inc.	14,327	651,735
Dillard’s, Inc. Class A	1,440	120,629
DSW, Inc. Class A	5,027	330,224
Dunkin’ Brands Group, Inc.(a)	25,497	845,990
Foot Locker, Inc.	44,073	1,415,625
GameStop Corp. Class A(a)	58,467	1,466,937
GNC Holdings, Inc. Class A	16,774	558,239
Guess?, Inc.	35,366	867,882
HSN, Inc.	9,550	526,014
MSC Industrial Direct Co. Class A	10,147	764,881
Nu Skin Enterprises, Inc. Class A(a)	14,985	555,194
Penske Automotive Group, Inc.	21,097	634,809
Pier 1 Imports, Inc.	10,745	214,900
PriceSmart, Inc.	3,314	255,344
Tiffany & Co.	36,679	2,103,174
Tractor Supply Co.	8,421	744,079
Wendy’s Co. (The)	172,659	811,497
Williams-Sonoma, Inc.	25,836	1,130,842
World Fuel Services Corp.	3,497	143,971

Total Retail		25,801,406

Savings & Loans - 2.1%
BankUnited, Inc.	25,421	621,289
Capitol Federal Financial, Inc.	30,778	359,795
First Niagara Financial Group, Inc.	109,272	866,527
Hudson City Bancorp, Inc.	157,628	1,281,516
Investors Bancorp, Inc.	9,271	164,838
New York Community Bancorp, Inc.(a)	254,483	3,333,727
People’s United Financial, Inc.	138,235	1,671,261

Total Savings & Loans		8,298,953

Semiconductors - 1.6%
Microchip Technology, Inc.	112,662	3,671,654
NVIDIA Corp.	197,651	2,429,131

Total Semiconductors		6,100,785

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	6,150	266,541

Software - 0.6%
Broadridge Financial Solutions, Inc.	50,369	1,152,443
Dun & Bradstreet Corp. (The)(a)	10,988	864,206
Solera Holdings, Inc.	8,511	455,083

Total Software		2,471,732

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    25

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2012

Investments	Shares	Value
Telecommunications - 3.9%
Frontier Communications Corp.(a)	1,193,188	$5,106,845
Harris Corp.	44,676	2,187,337
Telephone & Data Systems, Inc.	28,646	634,222
Windstream Corp.(a)	882,615	7,308,052

Total Telecommunications		15,236,456

Textiles - 0.3%
Cintas Corp.	25,310	1,035,179

Toys/Games/Hobbies - 0.6%
Hasbro, Inc.(a)	68,238	2,449,744

Transportation - 0.7%
Bristow Group, Inc.	7,081	379,967
JB Hunt Transport Services, Inc.	15,248	910,458
Landstar System, Inc.	2,945	154,495
Ryder System, Inc.	16,565	827,090
Tidewater, Inc.	14,143	631,909

Total Transportation		2,903,919

Trucking & Leasing - 0.2%
GATX Corp.	17,347	751,125

Water - 0.9%
American Water Works Co., Inc.	63,313	2,350,812
Aqua America, Inc.	52,921	1,345,252

Total Water		3,696,064

TOTAL COMMON STOCKS (Cost: $354,991,824)		388,520,641

EXCHANGE-TRADED FUND - 0.4%
WisdomTree LargeCap Dividend Fund (b) (Cost: $1,577,499)	32,119	1,722,863

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.8%

MONEY MARKET FUND - 10.8%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $42,083,163)(d)	42,083,163	42,083,163

TOTAL INVESTMENTS IN SECURITIES - 110.6% (Cost: $398,652,486)(e)		432,326,667
Liabilities in Excess of Other Assets - (10.6)%		(41,427,850)

NET ASSETS - 100.0%		$390,898,817

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $40,693,658 and the total market value of the collateral held by the Fund was $42,083,163.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

26    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 108.6%

COMMON STOCKS - 99.2%

Advertising - 0.3%
Harte-Hanks, Inc.	162,319	$957,682
Marchex, Inc. Class B	40,497	166,443

Total Advertising		1,124,125

Aerospace/Defense - 0.7%
AAR Corp.	27,646	516,427
Cubic Corp.	5,876	281,872
Curtiss-Wright Corp.	22,445	736,869
HEICO Corp.	2,558	114,496
HEICO Corp. Class A	5,238	167,511
Kaman Corp.	20,398	750,647
National Presto Industries, Inc.(a)	4,268	294,919

Total Aerospace/Defense		2,862,741

Agriculture - 2.2%
Alico, Inc.	2,807	102,820
Andersons, Inc. (The)	10,930	468,897
Griffin Land & Nurseries, Inc.	1,694	45,738
Limoneira Co.(a)	3,695	71,646
Universal Corp.	40,794	2,036,029
Vector Group Ltd.(a)	405,410	6,028,447

Total Agriculture		8,753,577

Airlines - 0.1%
SkyWest, Inc.	27,994	348,805

Apparel - 0.7%
Cherokee, Inc.	10,283	140,980
Jones Group, Inc. (The)	60,802	672,470
Oxford Industries, Inc.	9,167	424,982
R.G. Barry Corp.	12,985	183,998
True Religion Apparel, Inc.	35,333	898,165
Weyco Group, Inc.	13,645	318,747

Total Apparel		2,639,342

Auto Parts & Equipment - 0.9%
Cooper Tire & Rubber Co.	46,581	1,181,294
Douglas Dynamics, Inc.	57,494	827,339
Miller Industries, Inc.	16,688	254,492
Spartan Motors, Inc.	28,945	142,699
Standard Motor Products, Inc.	17,203	382,251
Superior Industries International, Inc.	40,100	818,040
Titan International, Inc.(a)	1,923	41,767

Total Auto Parts & Equipment		3,647,882

Banks - 6.4%
1st Source Corp.	11,096	245,111
Access National Corp.	3,600	46,800
Alliance Financial Corp.	2,176	94,678
American National Bankshares, Inc.	5,441	109,854
Ames National Corp.	3,955	86,614
Arrow Financial Corp.(a)	7,314	182,484
BancFirst Corp.	6,358	269,325
BancorpSouth, Inc.	3,986	57,956
Bank of Kentucky Financial Corp.	2,928	72,409
Bank of the Ozarks, Inc.	8,888	297,481
Banner Corp.	408	12,538
Bar Harbor Bankshares	2,009	67,603
BBCN Bancorp, Inc.	19,606	226,841
Boston Private Financial Holdings, Inc.	5,295	47,708
Bridge Bancorp, Inc.	5,995	121,938
Bryn Mawr Bank Corp.	5,733	127,674
C&F Financial Corp.	1,525	59,383
Camden National Corp.	3,413	115,940
CapitalSource Inc.	16,298	123,539
Cardinal Financial Corp.	4,396	71,523
Cass Information Systems, Inc.	8,129	343,044
Cathay General Bancorp	2,595	50,602
Center Bancorp, Inc.	4,638	53,708
Centerstate Banks, Inc.	2,196	18,732
Century Bancorp, Inc. Class A	812	26,755
Chemical Financial Corp.	14,934	354,832
City Holding Co.(a)	8,942	311,629
CNB Financial Corp.	7,253	118,804
CoBiz Financial, Inc.	6,394	47,763
Columbia Banking System, Inc.	12,162	218,186
Community Bank System, Inc.	23,552	644,383
Community Trust Bancorp, Inc.	9,262	303,608
CVB Financial Corp.	52,695	548,028
Enterprise Bancorp, Inc.(a)	3,854	63,668
Enterprise Financial Services Corp.	4,267	55,770
Financial Institutions, Inc.	7,189	133,931
First Bancorp	6,269	80,369
First Bancorp, Inc.	7,148	117,728
First Busey Corp.	42,832	199,169
First Citizens BancShares, Inc. Class A	952	155,652
First Commonwealth Financial Corp.	45,530	310,515
First Community Bancshares, Inc.	8,563	136,751
First Connecticut Bancorp, Inc.	2,384	32,780
First Financial Bancorp	69,053	1,009,555
First Financial Bankshares, Inc.(a)	11,769	459,109
First Financial Corp.	6,127	185,280
First Interstate Bancsystem, Inc.	8,845	136,478
First Merchants Corp.	3,504	51,999
First Midwest Bancorp, Inc.	3,581	44,834
FirstMerit Corp.	71,155	1,009,689
FNB Corp.	93,154	989,295
German American Bancorp, Inc.	4,920	106,862
Glacier Bancorp, Inc.	41,276	607,170
Great Southern Bancorp, Inc.	5,883	149,722
Heartland Financial USA, Inc.	3,821	99,919
Heritage Financial Corp.	5,037	73,994
Home Bancshares, Inc.	6,581	217,305
Horizon Bancorp	2,600	51,090
Hudson Valley Holding Corp.	13,761	214,259
Iberiabank Corp.	12,303	604,323
Independent Bank Corp.	9,419	272,680
International Bancshares Corp.	21,738	392,371
Lakeland Bancorp, Inc.	12,227	124,471
Lakeland Financial Corp.	6,441	166,435
MainSource Financial Group, Inc.	3,122	39,556
MB Financial, Inc.	16,109	318,153
Mercantile Bank Corp.	2,915	48,098
Merchants Bancshares, Inc.	3,793	101,539
Midsouth Bancorp, Inc.	2,759	45,110
MidWestOne Financial Group, Inc.	2,269	46,537
National Bankshares, Inc.(a)	3,993	129,333
National Penn Bancshares, Inc.	93,933	875,456
NBT Bancorp, Inc.	20,070	406,819
Northrim BanCorp, Inc.	2,543	57,599
Old National Bancorp	45,235	536,939
Pacific Continental Corp.	7,817	76,059
PacWest Bancorp	21,611	535,521
Park National Corp.(a)	13,609	879,550
Peapack-Gladstone Financial Corp.	1,717	24,175

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    27

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
Penns Woods Bancorp, Inc.	2,867	$107,254
Peoples Bancorp, Inc.	3,664	74,856
PrivateBancorp, Inc.	2,941	45,056
Renasant Corp.	13,791	263,960
Republic Bancorp, Inc. Class A	8,922	188,522
S&T Bancorp, Inc.	14,819	267,779
S.Y. Bancorp, Inc.(a)	7,587	170,101
Sandy Spring Bancorp, Inc.	10,831	210,338
SCBT Financial Corp.	4,103	164,859
Sierra Bancorp	4,618	52,784
Simmons First National Corp. Class A	7,957	201,790
Southside Bancshares, Inc.(a)	9,842	207,273
StellarOne Corp.	7,843	110,900
Sterling Bancorp	18,830	171,541
Tompkins Financial Corp.	8,122	321,956
TowneBank	10,951	169,631
Trico Bancshares	5,308	88,909
TrustCo Bank Corp.	70,637	372,963
Trustmark Corp.	39,533	887,911
UMB Financial Corp.	12,060	528,710
Umpqua Holdings Corp.	49,759	586,659
Union First Market Bankshares Corp.	12,130	191,290
United Bankshares, Inc.	37,069	901,518
Univest Corp. of Pennsylvania	12,111	207,098
Washington Banking Co.	9,866	134,375
Washington Trust Bancorp, Inc.	9,049	238,079
WesBanco, Inc.	13,268	294,815
West Bancorp., Inc.	10,192	109,870
West Coast Bancorp	2,540	56,261
Westamerica Bancorp.(a)	14,406	613,552
Wintrust Financial Corp.	2,703	99,200

Total Banks		25,890,900

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	4,665	310,222

Biotechnology - 0.9%
PDL BioPharma, Inc.(a)	499,954	3,524,676

Building Materials - 0.8%
AAON, Inc.	12,655	264,110
Apogee Enterprises, Inc.	18,617	446,249
Comfort Systems USA, Inc.	27,735	337,258
Griffon Corp.	24,530	281,114
LSI Industries, Inc.	36,802	257,982
Quanex Building Products Corp.	11,976	244,430
Simpson Manufacturing Co., Inc.	31,933	1,047,083
Universal Forest Products, Inc.	9,017	343,007

Total Building Materials		3,221,233

Chemicals - 2.9%
A. Schulman, Inc.	35,421	1,024,730
Aceto Corp.	26,763	268,700
American Vanguard Corp.	5,828	181,076
Balchem Corp.	6,567	239,039
Georgia Gulf Corp.	10,715	442,315
H.B. Fuller Co.	21,818	759,703
Hawkins, Inc.	7,911	305,681
Innophos Holdings, Inc.	28,687	1,333,945
KMG Chemicals, Inc.	3,203	56,277
Minerals Technologies, Inc.	4,046	161,516
Oil-Dri Corp. of America	5,786	159,694
Olin Corp.	132,753	2,866,137
PolyOne Corp.	39,278	802,057
Quaker Chemical Corp.	10,781	580,665
Sensient Technologies Corp.	53,525	1,903,349
Stepan Co.	10,813	600,554
Zep, Inc.	11,439	165,179

Total Chemicals		11,850,617

Coal - 0.3%
Arch Coal, Inc.	148,899	1,089,941

Commercial Services - 8.0%
ABM Industries, Inc.	67,655	1,349,717
Arbitron, Inc.	9,905	462,365
Barrett Business Services, Inc.	4,211	160,397
Brink’s Co. (The)	28,896	824,403
Carriage Services, Inc. Class A	6,766	80,312
CDI Corp.	25,299	433,372
Chemed Corp.	8,873	608,599
Convergys Corp.	58,546	960,740
Corporate Executive Board Co. (The)	21,248	1,008,430
Deluxe Corp.(a)	70,404	2,269,825
DeVry, Inc.	38,732	919,110
Electro Rent Corp.	57,602	885,919
Forrester Research, Inc.	19,820	531,176
Geo Group, Inc. (The)	75,866	2,139,421
Great Lakes Dredge & Dock Corp.	24,897	222,330
Healthcare Services Group, Inc.	84,174	1,955,362
Heartland Payment Systems, Inc.	13,792	406,864
Heidrick & Struggles International, Inc.	26,926	410,891
Insperity, Inc.	23,175	754,578
Intersections, Inc.	63,957	606,312
Kelly Services, Inc. Class A	19,172	301,767
Landauer, Inc.	15,688	960,263
Mac-Gray Corp.	12,421	155,884
Matthews International Corp. Class A	15,090	484,389
McGrath Rentcorp	35,366	1,026,321
Monro Muffler Brake, Inc.(a)	15,918	556,652
Multi-Color Corp.	5,879	141,037
National Research Corp.	5,774	312,951
Quad Graphics, Inc.(a)	70,102	1,429,380
R.R. Donnelley & Sons Co.(a)	879,329	7,913,961
Resources Connection, Inc.	35,424	422,963
Stewart Enterprises, Inc. Class A	74,605	569,982
Universal Technical Institute, Inc.	42,514	426,841
Viad Corp.	13,203	358,594

Total Commercial Services		32,051,108

Computers - 1.6%
Acorn Energy, Inc.(a)	13,973	109,129
Digimarc Corp.	6,577	136,144
j2 Global, Inc.(a)	67,411	2,061,428
Lexmark International, Inc. Class A	142,782	3,311,115
MTS Systems Corp.	16,383	834,386

Total Computers		6,452,202

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	21,475	417,903

Distribution/Wholesale - 1.0%
Core-Mark Holding Co., Inc.	8,151	385,950
Houston Wire & Cable Co.	24,260	297,670
Owens & Minor, Inc.(a)	86,138	2,455,795
United Stationers, Inc.	31,375	972,311

Total Distribution/Wholesale		4,111,726

Diversified Financial Services - 1.8%
Artio Global Investors, Inc.	35,566	67,575

See Notes to Schedule of Investments.

28    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
Asta Funding, Inc.	4,833	$45,962
BGC Partners, Inc. Class A	253,496	877,096
Calamos Asset Management, Inc. Class A	13,232	139,862
California First National Bancorp	20,749	310,198
Cohen & Steers, Inc.(a)	15,588	474,966
Duff & Phelps Corp. Class A	17,003	265,587
Epoch Holding Corp.	5,172	144,299
Evercore Partners, Inc. Class A	12,990	392,168
Federal Agricultural Mortgage Corp. Class C	1,713	55,672
FXCM, Inc. Class A	12,421	125,079
Gain Capital Holdings, Inc.	25,520	104,377
GAMCO Investors, Inc. Class A	404	21,440
GFI Group, Inc.	123,624	400,542
Greenhill & Co., Inc.(a)	14,938	776,627
Horizon Technology Finance Corp.	13,176	196,191
Interactive Brokers Group, Inc. Class A	20,370	278,662
Janus Capital Group, Inc.	80,125	682,665
JMP Group, Inc.	7,702	46,751
KBW, Inc.	6,847	104,759
Manning & Napier, Inc.	9,636	121,414
MarketAxess Holdings, Inc.	7,242	255,643
Marlin Business Services Corp.	3,413	68,465
Medley Capital Corp.	42,185	614,214
MicroFinancial, Inc.	6,414	46,694
Nelnet, Inc. Class A	7,526	224,199
Oppenheimer Holdings, Inc. Class A	5,442	93,983
Solar Senior Capital Ltd.	10,753	200,651
Westwood Holdings Group, Inc.	4,850	198,365

Total Diversified Financial Services		7,334,106

Electric - 7.5%
ALLETE, Inc.	76,904	3,151,526
Avista Corp.	126,616	3,052,712
Black Hills Corp.	79,593	2,892,410
CH Energy Group, Inc.	22,422	1,462,363
El Paso Electric Co.	54,876	1,751,093
Empire District Electric Co. (The)	90,811	1,850,728
MGE Energy, Inc.	30,651	1,561,668
NorthWestern Corp.	69,271	2,405,782
Ormat Technologies, Inc.	15,300	294,984
Otter Tail Corp.	75,314	1,882,850
PNM Resources, Inc.	97,243	1,994,454
UIL Holdings Corp.	106,466	3,812,547
Unisource Energy Corp.	73,044	3,098,527
Unitil Corp.	31,326	811,970

Total Electric		30,023,614

Electrical Components & Equipment - 1.1%
Belden, Inc.	8,838	397,621
Coleman Cable, Inc.	6,555	60,765
Encore Wire Corp.	2,177	65,985
Graham Corp.	1,692	32,994
Insteel Industries, Inc.	7,621	95,110
Littelfuse, Inc.	13,462	830,740
Molex, Inc. Class A	140,700	3,140,424

Total Electrical Components & Equipment		4,623,639

Electronics - 2.1%
American Science & Engineering, Inc.	11,131	725,853
Analogic Corp.	2,945	218,814
AVX Corp.	208,346	2,245,970
Badger Meter, Inc.	8,947	424,177
Bel Fuse, Inc. Class B	6,397	125,061
Brady Corp. Class A	47,806	1,596,720
CTS Corp.	20,327	216,076
Daktronics, Inc.	40,776	451,390
Electro Scientific Industries, Inc.	40,334	401,323
ESCO Technologies, Inc.	10,291	384,986
Mesa Laboratories, Inc.	1,655	82,932
Methode Electronics, Inc.	47,657	478,000
Park Electrochemical Corp.	15,067	387,674
Watts Water Technologies, Inc. Class A	12,958	557,065

Total Electronics		8,296,041

Energy-Alternate Sources - 0.2%
FutureFuel Corp.	66,242	784,305

Engineering & Construction - 0.3%
Granite Construction, Inc.	25,804	867,530
Michael Baker Corp.	10,601	264,283
VSE Corp.	3,180	77,942

Total Engineering & Construction		1,209,755

Entertainment - 1.0%
Churchill Downs, Inc.	8,561	568,878
International Speedway Corp. Class A	8,287	228,887
National CineMedia, Inc.	150,773	2,130,423
Speedway Motorsports, Inc.	60,152	1,073,112

Total Entertainment		4,001,300

Environmental Control - 0.7%
Ceco Environmental Corp.	11,902	118,425
Met-Pro Corp.	19,744	191,319
Mine Safety Appliances Co.	43,386	1,853,016
U.S. Ecology, Inc.	25,663	604,107

Total Environmental Control		2,766,867

Food - 2.5%
Arden Group, Inc. Class A	1,406	126,498
B&G Foods, Inc.	90,780	2,569,982
Calavo Growers, Inc.	17,365	437,772
Cal-Maine Foods, Inc.	10,623	427,257
Ingles Markets, Inc. Class A	21,742	375,267
J&J Snack Foods Corp.	8,287	529,871
Lifeway Foods, Inc.	5,776	50,482
Nash Finch Co.	17,632	375,209
Sanderson Farms, Inc.	13,498	641,830
Snyders-Lance, Inc.	80,357	1,937,407
Spartan Stores, Inc.	19,174	294,513
Tootsie Roll Industries, Inc.(a)	19,534	506,321
Village Super Market, Inc. Class A	11,167	366,947
Weis Markets, Inc.	36,982	1,448,585

Total Food		10,087,941

Forest Products & Paper - 0.8%
Buckeye Technologies, Inc.	21,246	609,973
Deltic Timber Corp.	2,391	168,852
Neenah Paper, Inc.	14,493	412,616
Orchids Paper Products Co.	16,218	327,928
PH Glatfelter Co.	39,300	686,964
Schweitzer-Mauduit International, Inc.	21,072	822,440
Wausau Paper Corp.	29,436	254,916

Total Forest Products & Paper		3,283,689

Gas - 2.5%
Chesapeake Utilities Corp.	13,257	601,868
Delta Natural Gas Co., Inc.	9,914	193,819
Laclede Group, Inc. (The)	43,405	1,675,867

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    29

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
New Jersey Resources Corp.	73,051	$2,894,280
Northwest Natural Gas Co.	48,066	2,124,517
South Jersey Industries, Inc.	48,003	2,415,991

Total Gas		9,906,342

Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	9,742	605,660
Hardinge, Inc.	4,092	40,675

Total Hand/Machine Tools		646,335

Healthcare-Products - 1.1%
Atrion Corp.	1,000	196,000
Cantel Medical Corp.	4,430	131,704
CONMED Corp.	26,621	744,057
CryoLife, Inc.	18,706	116,538
Female Health Co. (The)	42,290	303,642
Hill-Rom Holdings, Inc.	46,812	1,334,142
Invacare Corp.	4,328	70,546
Meridian Bioscience, Inc.	67,704	1,371,006
Utah Medical Products, Inc.	4,357	157,070
Young Innovations, Inc.	1,411	55,608

Total Healthcare-Products		4,480,313

Healthcare-Services - 0.3%
Ensign Group, Inc. (The)	8,181	222,441
National Healthcare Corp.	15,177	713,623
U.S. Physical Therapy, Inc.	6,856	188,814

Total Healthcare-Services		1,124,878

Holding Companies-Diversified - 0.1%
Primoris Services Corp.	18,046	271,412
Resource America, Inc. Class A	5,025	33,517

Total Holding Companies-Diversified		304,929

Home Builders - 0.7%
KB Home(a)	21,685	342,623
Lennar Corp. Class B	7,172	219,033
MDC Holdings, Inc.	59,186	2,175,677
Ryland Group, Inc. (The)	6,551	239,112

Total Home Builders		2,976,445

Home Furnishings - 0.4%
Bassett Furniture Industries, Inc.	7,844	97,815
Ethan Allen Interiors, Inc.	18,062	464,374
Flexsteel Industries	8,487	182,046
Hooker Furniture Corp.	12,969	188,439
Kimball International, Inc. Class B	23,023	267,297
La-Z-Boy, Inc.	25,553	361,575

Total Home Furnishings		1,561,546

Household Products/Wares - 0.7%
American Greetings Corp. Class A(a)	44,161	745,879
Blyth, Inc.(a)	8,984	139,701
CSS Industries, Inc.	12,073	264,278
Ennis, Inc.	52,096	805,925
WD-40 Co.	17,178	809,256

Total Household Products/Wares		2,765,039

Housewares - 0.0%
Lifetime Brands, Inc.	5,212	55,299

Insurance - 1.9%
American Equity Investment Life Holding Co.	11,665	142,430
Baldwin & Lyons, Inc. Class B	8,029	191,572
Crawford & Co. Class A	14,309	80,703
Crawford & Co. Class B	6,436	51,359
Donegal Group, Inc. Class A	10,433	146,479
Eastern Insurance Holdings, Inc.	1,878	32,076
EMC Insurance Group, Inc.	7,018	167,590
Employers Holdings, Inc.	5,507	113,334
FBL Financial Group, Inc. Class A	4,434	151,687
Hanover Insurance Group, Inc.	20,180	781,773
Homeowners Choice, Inc.(a)	6,100	126,819
Horace Mann Educators Corp.	16,010	319,560
Infinity Property & Casualty Corp.	2,738	159,461
Investors Title Co.	161	9,660
Kansas City Life Insurance Co.	4,737	180,764
Kemper Corp.	28,183	831,398
Meadowbrook Insurance Group, Inc.	10,391	60,060
National Interstate Corp.	4,268	123,004
National Western Life Insurance Co. Class A	119	18,771
Primerica, Inc.	10,013	300,490
Radian Group, Inc.	4,053	24,764
RLI Corp.	6,326	409,039
Safety Insurance Group, Inc.	12,164	561,612
SeaBright Holdings, Inc.	6,266	69,365
Selective Insurance Group, Inc.	22,584	435,194
StanCorp Financial Group, Inc.	17,074	626,103
State Auto Financial Corp.	17,123	255,818
Stewart Information Services Corp.	565	14,690
Symetra Financial Corp.	39,208	508,920
Tower Group, Inc.	23,369	415,267
United Fire Group, Inc.	10,648	232,552
Universal Insurance Holdings, Inc.	48,005	210,262

Total Insurance		7,752,576

Internet - 1.1%
Cogent Communications Group, Inc.	40,088	907,592
Earthlink, Inc.	136,318	880,614
Keynote Systems, Inc.	12,975	182,818
Nutrisystem, Inc.(a)	106,402	871,432
PC-Tel, Inc.	16,834	121,205
United Online, Inc.	280,549	1,568,269

Total Internet		4,531,930

Investment Companies - 3.6%
Apollo Investment Corp.	290,230	2,426,323
Arlington Asset Investment Corp. Class A	31,171	647,422
BlackRock Kelso Capital Corp.(a)	116,804	1,175,048
Capital Southwest Corp.	427	42,542
Fifth Street Finance Corp.	149,218	1,554,851
Gladstone Capital Corp.	31,914	260,418
Golub Capital BDC, Inc.(a)	34,331	548,609
Kcap Financial, Inc.(a)	40,615	373,252
Main Street Capital Corp.(a)	29,062	886,682
MCG Capital Corp.	122,148	561,881
Medallion Financial Corp.	22,716	266,686
MVC Capital, Inc.	16,516	200,669
New Mountain Finance Corp.	28,074	418,302
NGP Capital Resources Co.	29,085	209,994
PennantPark Investment Corp.	102,049	1,122,029
Solar Capital Ltd.	59,491	1,422,430
TCP Capital Corp.	29,074	428,551
THL Credit, Inc.	35,752	528,772
TICC Capital Corp.(a)	71,432	722,892
Triangle Capital Corp.(a)	35,005	892,277

Total Investment Companies		14,689,630

See Notes to Schedule of Investments.

30    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
Iron/Steel - 0.9%
Commercial Metals Co.	164,944	$2,451,068
Metals USA Holdings Corp.	22,741	397,740
Schnitzer Steel Industries, Inc. Class A	26,620	807,385

Total Iron/Steel		3,656,193

Leisure Time - 0.3%
Callaway Golf Co.	19,196	124,774
Interval Leisure Group, Inc.	50,333	975,957
Marine Products Corp.	22,617	129,369

Total Leisure Time		1,230,100

Lodging - 0.3%
Ameristar Casinos, Inc.	32,742	859,150
Marcus Corp.	25,160	313,745

Total Lodging		1,172,895

Machinery-Diversified - 1.7%
Alamo Group, Inc.	3,838	125,272
Albany International Corp. Class A	30,630	694,688
Altra Holdings, Inc.	13,021	287,113
Applied Industrial Technologies, Inc.	37,547	1,577,350
Briggs & Stratton Corp.	47,262	996,283
Cascade Corp.	7,397	475,627
Cognex Corp.	22,887	842,699
Global Power Equipment Group, Inc.	14,763	253,186
Gorman-Rupp Co. (The)	12,431	370,817
Lindsay Corp.(a)	3,316	265,678
NACCO Industries, Inc. Class A	5,097	309,337
Tennant Co.	13,783	605,763
Twin Disc, Inc.	10,061	175,363

Total Machinery-Diversified		6,979,176

Media - 2.1%
Belo Corp. Class A	172,910	1,326,220
CBS Corp. Class A	25,030	950,639
Courier Corp.	36,914	406,054
Fisher Communications, Inc.	8,617	232,573
Meredith Corp.(a)	69,219	2,384,595
Nexstar Broadcasting Group, Inc. Class A	30,393	321,862
Scholastic Corp.	22,335	660,223
Sinclair Broadcast Group, Inc. Class A	110,589	1,395,633
World Wrestling Entertainment, Inc. Class A(a)	75,077	592,357

Total Media		8,270,156

Metal Fabricate/Hardware - 1.3%
Ampco-Pittsburgh Corp.	17,278	345,215
CIRCOR International, Inc.	2,978	117,899
Dynamic Materials Corp.	6,637	92,254
Haynes International, Inc.	9,079	470,928
Kaydon Corp.	47,207	1,129,664
L.B. Foster Co. Class A	1,080	46,915
Mueller Industries, Inc.	12,314	616,069
Mueller Water Products, Inc. Class A	88,461	496,266
Olympic Steel, Inc.	1,788	39,586
Sun Hydraulics Corp.	15,653	408,230
Worthington Industries, Inc.	64,519	1,676,849

Total Metal Fabricate/Hardware		5,439,875

Mining - 1.6%
AMCOL International Corp.	35,691	1,095,000
Globe Specialty Metals, Inc.	54,326	746,982
Gold Resource Corp.(a)	108,553	1,672,802
Hecla Mining Co.	201,685	1,175,824
Kaiser Aluminum Corp.	13,771	849,533
Materion Corp.	11,048	284,817
Noranda Aluminum Holding Corp.	75,101	458,867

Total Mining		6,283,825

Miscellaneous Manufacturing - 3.1%
AZZ, Inc.	17,471	671,410
Barnes Group, Inc.	42,612	957,065
Chase Corp.	8,488	157,877
FreightCar America, Inc.	5,424	121,606
Harsco Corp.	127,452	2,995,122
Hillenbrand, Inc.	92,950	2,101,599
John Bean Technologies Corp.	20,578	365,671
Koppers Holdings, Inc.	22,591	861,847
Movado Group, Inc.	5,167	158,524
Myers Industries, Inc.	32,357	490,209
NL Industries, Inc.	90,452	1,035,675
Raven Industries, Inc.	25,047	660,239
Standex International Corp.	3,572	183,208
Sturm Ruger & Co., Inc.(a)	29,642	1,345,747
Tredegar Corp.	17,619	359,780

Total Miscellaneous Manufacturing		12,465,579

Office Furnishings - 1.4%
Herman Miller, Inc.	42,396	908,122
HNI Corp.	64,291	1,932,588
Interface, Inc. Class A	18,179	292,318
Knoll, Inc.	66,794	1,025,956
Steelcase, Inc. Class A	115,739	1,474,515

Total Office Furnishings		5,633,499

Oil & Gas - 1.2%
Adams Resources & Energy, Inc.	3,404	119,378
Alon USA Energy, Inc.	30,607	553,681
Berry Petroleum Co. Class A	20,925	702,034
Delek US Holdings, Inc.	39,357	996,519
EXCO Resources, Inc.(a)	200,850	1,359,754
Panhandle Oil and Gas, Inc. Class A	3,660	103,322
W&T Offshore, Inc.(a)	58,132	931,856

Total Oil & Gas		4,766,544

Oil & Gas Services - 0.3%
Bolt Technology Corp.	7,183	102,502
CARBO Ceramics, Inc.(a)	13,498	1,057,433
Gulf Island Fabrication, Inc.	10,061	241,766

Total Oil & Gas Services		1,401,701

Packaging & Containers - 1.1%
Greif, Inc. Class A	41,421	1,843,234
Greif, Inc. Class B(a)	50,867	2,466,541

Total Packaging & Containers		4,309,775

Pharmaceuticals - 0.5%
Questcor Pharmaceuticals, Inc.	69,776	1,864,415

Pipelines - 0.2%
Crosstex Energy, Inc.	71,344	1,023,073

Private Equity - 0.3%
Fidus Investment Corp.	16,671	274,238
Gladstone Investment Corp.	32,581	226,764
Hercules Technology Growth Capital, Inc.	68,936	767,257

Total Private Equity		1,268,259

Real Estate - 0.1%
Consolidated-Tomoka Land Co.	141	4,372

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    31

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
Kennedy-Wilson Holdings, Inc.	14,218	$198,768
Thomas Properties Group, Inc.	9,880	53,451

Total Real Estate		256,591

Real Estate Investment Trusts (REITs) - 9.9%
Acadia Realty Trust	21,964	550,857
Agree Realty Corp.	10,649	285,287
American Assets Trust, Inc.	19,057	532,262
Ashford Hospitality Trust, Inc.(a)	44,884	471,731
Associated Estates Realty Corp.	34,272	552,465
Brandywine Realty Trust	110,478	1,346,727
Campus Crest Communities, Inc.	31,012	380,207
CapLease, Inc.	52,664	293,338
Cedar Realty Trust, Inc.	42,508	224,442
Chatham Lodging Trust	11,420	175,640
Chesapeake Lodging Trust	26,323	549,624
Colonial Properties Trust	44,567	952,397
CommonWealth REIT	79,706	1,262,543
Coresite Realty Corp. Class A	12,641	349,650
Cousins Properties, Inc.	34,815	290,705
Cubesmart Class A	43,931	640,075
DCT Industrial Trust, Inc.	180,122	1,168,992
DiamondRock Hospitality Co.	104,268	938,412
DuPont Fabros Technology, Inc.	31,753	767,152
EastGroup Properties, Inc.	17,995	968,311
Education Realty Trust, Inc.	64,824	689,727
Excel Trust, Inc.	34,430	436,228
First Potomac Realty Trust	50,761	627,406
Franklin Street Properties Corp.	78,290	963,750
Getty Realty Corp.	13,670	246,880
Gladstone Commercial Corp.(a)	14,002	251,336
Glimcher Realty Trust	79,298	879,415
Government Properties Income Trust(a)	61,066	1,463,752
Healthcare Trust of America, Inc. Class A	35,450	350,955
Hersha Hospitality Trust	148,916	744,580
Hudson Pacific Properties, Inc.	17,826	375,416
Inland Real Estate Corp.	93,315	781,980
Investors Real Estate Trust(a)	83,364	727,768
Kite Realty Group Trust	52,816	295,241
Lexington Realty Trust(a)	158,654	1,657,934
LTC Properties, Inc.	25,321	891,046
Medical Properties Trust, Inc.	139,619	1,669,843
Monmouth Real Estate Investment Corp. Class A	36,568	378,844
National Health Investors, Inc.	20,096	1,136,027
One Liberty Properties, Inc.(a)	14,975	303,843
Parkway Properties, Inc.	20,160	282,038
Pebblebrook Hotel Trust	19,549	451,582
Pennsylvania Real Estate Investment Trust	31,679	558,818
Potlatch Corp.	20,275	794,577
PS Business Parks, Inc.	10,103	656,493
Ramco-Gershenson Properties Trust	36,466	485,362
Retail Opportunity Investments Corp.(a)	34,446	442,976
Retail Properties of America, Inc. Class A	108,328	1,296,686
Rouse Properties, Inc.	12,317	208,404
Sabra Health Care REIT, Inc.	35,151	763,480
Saul Centers, Inc.	10,423	446,000
Select Income REIT	31,010	768,118
STAG Industrial, Inc.	31,258	561,706
Summit Hotel Properties, Inc.	34,134	324,273
Sun Communities, Inc.	28,628	1,141,971
Terreno Realty Corp.	6,258	96,623
UMH Properties, Inc.	17,989	185,826
Universal Health Realty Income Trust	9,774	494,662
Urstadt Biddle Properties, Inc. Class A	18,443	362,958
Washington Real Estate Investment Trust	44,777	1,170,919
Whitestone REIT Class B	20,758	291,650
Winthrop Realty Trust	30,012	331,633

Total Real Estate Investment Trusts (REITs)		39,689,543

Retail - 4.0%
bebe Stores, Inc.	91,743	366,054
Big 5 Sporting Goods Corp.	22,370	293,047
Bob Evans Farms, Inc.	32,923	1,323,505
Bon-Ton Stores, Inc. (The)	12,561	152,239
Brown Shoe Co., Inc.	28,249	518,934
Cash America International, Inc.	1,570	62,282
Cato Corp. (The) Class A	43,553	1,194,659
CEC Entertainment, Inc.	22,559	748,733
Cracker Barrel Old Country Store, Inc.	32,340	2,078,168
Destination Maternity Corp.	18,809	405,522
Einstein Noah Restaurant Group, Inc.	23,079	281,794
Finish Line, Inc. (The) Class A	28,901	547,096
Fred’s, Inc. Class A	28,458	378,776
Group 1 Automotive, Inc.	9,630	596,964
Haverty Furniture Co., Inc.	8,312	135,569
Hot Topic, Inc.	59,360	572,824
Lithia Motors, Inc. Class A	10,904	408,028
Men’s Wearhouse, Inc. (The)	52,626	1,639,826
OfficeMax, Inc.	29,996	292,761
PetMed Express, Inc.	46,162	512,398
Regis Corp.(a)	34,867	589,950
Roundy’s, Inc.(a)	208,768	929,018
Shoe Carnival, Inc.	8,812	180,558
Sonic Automotive, Inc. Class A	9,403	196,429
Stage Stores, Inc.	21,962	544,218
Texas Roadhouse, Inc.	65,200	1,095,360
Winmark Corp.	613	34,941

Total Retail		16,079,653

Savings & Loans - 1.4%
Astoria Financial Corp.	27,236	254,929
Bank Mutual Corp.	13,372	57,500
BankFinancial Corp.	2,347	17,415
Berkshire Hills Bancorp, Inc.	11,373	271,360
Brookline Bancorp, Inc.	43,118	366,503
Clifton Savings Bancorp, Inc.	8,623	97,181
Dime Community Bancshares, Inc.	21,732	301,857
ESB Financial Corp.	6,469	89,725
ESSA Bancorp, Inc.	3,818	41,578
EverBank Financial Corp.	9,154	136,486
First Defiance Financial Corp.	1,687	32,374
First Financial Holdings, Inc.	3,788	49,547
First PacTrust Bancorp, Inc.	6,311	77,436
Flushing Financial Corp.	16,022	245,777
Fox Chase Bancorp, Inc.	1,844	30,703
Heritage Financial Group, Inc.	1,399	19,292
Hingham Institution for savings	514	32,176
Home Federal Bancorp, Inc.	4,501	55,947
Northwest Bancshares, Inc.	58,525	710,494
OceanFirst Financial Corp.	9,625	132,344
Oritani Financial Corp.	27,194	416,612
Provident Financial Holdings, Inc.	1,998	34,965
Provident Financial Services, Inc.	32,334	482,423
Provident New York Bancorp	17,500	162,925
Pulaski Financial Corp.	6,710	60,055

See Notes to Schedule of Investments.

32    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2012

Investments	Shares	Value
Rockville Financial, Inc.	13,142	$169,532
SI Financial Group, Inc.	1,557	17,906
Simplicity Bancorp, Inc.	2,900	43,355
Territorial Bancorp, Inc.	3,451	78,855
United Financial Bancorp, Inc.	5,992	94,194
ViewPoint Financial Group	11,412	238,967
Washington Federal, Inc.	30,982	522,666
Westfield Financial, Inc.	12,134	87,729
WSFS Financial Corp.	1,528	64,558

Total Savings & Loans		5,495,366

Semiconductors - 1.8%
Brooks Automation, Inc.	118,322	952,492
Cohu, Inc.	23,509	254,838
Intersil Corp. Class A	326,086	2,703,253
IXYS Corp.	17,159	156,833
Micrel, Inc.	45,089	428,346
MKS Instruments, Inc.	57,803	1,490,161
Power Integrations, Inc.	7,458	250,663
Richardson Electronics Ltd.	11,520	130,406
Tessera Technologies, Inc.	56,838	933,280

Total Semiconductors		7,300,272

Software - 1.7%
American Software, Inc. Class A	53,652	416,339
Blackbaud, Inc.	41,043	937,012
Computer Programs & Systems, Inc.	17,116	861,619
Ebix, Inc.(a)	28,811	462,993
EPIQ Systems, Inc.	43,838	560,250
Fair Isaac Corp.	2,918	122,644
ManTech International Corp. Class A(a)	33,270	863,024
Monotype Imaging Holdings, Inc.	15,950	254,881
Pegasystems, Inc.(a)	8,493	192,621
Quality Systems, Inc.	100,993	1,753,238
Schawk, Inc.	27,065	356,175

Total Software		6,780,796

Telecommunications - 2.9%
ADTRAN, Inc.	49,508	967,386
Atlantic Tele-Network, Inc.	18,831	691,286
Black Box Corp.	9,080	221,007
Comtech Telecommunications Corp.	32,721	830,459
Consolidated Communications Holdings, Inc.	173,312	2,759,127
HickoryTech Corp.	33,698	327,881
InterDigital, Inc.(a)	16,456	676,342
Lumos Networks Corp.	52,803	529,086
NTELOS Holdings Corp.	120,789	1,583,544
Plantronics, Inc.	20,202	744,848
Preformed Line Products Co.	3,002	178,379
Shenandoah Telecommunications Co.	22,134	338,872
Tellabs, Inc.	383,642	874,704
Telular Corp.	34,957	331,043
TESSCO Technologies, Inc.	11,845	262,248
USA Mobility, Inc.	39,786	464,700

Total Telecommunications		11,780,912

Textiles - 0.2%
Culp, Inc.	4,353	65,339
G&K Services, Inc. Class A	18,828	642,976
UniFirst Corp.	1,344	98,542

Total Textiles		806,857

Toys/Games/Hobbies - 0.1%
JAKKS Pacific, Inc.	29,948	374,949

Transportation - 1.2%
Arkansas Best Corp.	14,464	138,131
Celadon Group, Inc.	4,752	85,869
Con-way, Inc.	34,477	959,150
Forward Air Corp.	14,982	524,520
Heartland Express, Inc.	22,852	298,676
International Shipholding Corp.	18,758	309,132
Knight Transportation, Inc.	58,119	850,281
Marten Transport Ltd.	5,238	96,327
Matson, Inc.	45,398	1,122,238
Werner Enterprises, Inc.	29,357	636,166

Total Transportation		5,020,490

Trucking & Leasing - 0.9%
TAL International Group, Inc.(a)	101,776	3,702,611

Water - 1.1%
American States Water Co.	25,219	1,210,008
Artesian Resources Corp. Class A	12,429	278,783
California Water Service Group	63,555	1,166,234
Connecticut Water Service, Inc.	12,418	369,808
Middlesex Water Co.	27,005	528,218
SJW Corp.	22,717	604,272
York Water Co.	17,688	310,778

Total Water		4,468,101

TOTAL COMMON STOCKS (Cost: $368,194,360)		399,024,725

EXCHANGE-TRADED FUND - 0.6%
WisdomTree MidCap Dividend Fund(b) (Cost: $2,251,908)	41,438	2,379,784

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.8%

MONEY MARKET FUND - 8.8%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $35,305,023)(d)	35,305,023	35,305,023

TOTAL INVESTMENTS IN SECURITIES - 108.6% (Cost: $405,751,291)(e)		436,709,532
Liabilities in Excess of Other Assets - (8.6)%		(34,651,078)

NET ASSETS - 100.0%		$402,058,454

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund's securities on loan was $34,215,298 and the total market value of the collateral held by the Fund was $35,305,023.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    33

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 12.8%
Adelaide Brighton Ltd.	59,488	$192,692
AGL Energy Ltd.	22,729	362,925
Amcor Ltd.	43,177	361,749
AMP Ltd.	181,397	905,849
APN News & Media Ltd.	123,333	32,011
Arrium Ltd.	135,484	128,000
Aurizon Holdings Ltd.	50,068	194,407
Australia & New Zealand Banking Group Ltd.	184,126	4,788,546
Bank of Queensland Ltd.	30,211	230,533
Bendigo and Adelaide Bank Ltd.	37,836	333,891
BHP Billiton Ltd.	110,748	4,265,703
Boral Ltd.(a)	35,683	161,891
Bradken Ltd.	16,718	95,114
Brambles Ltd.	63,493	495,047
Coca-Cola Amatil Ltd.	39,617	553,203
Cochlear Ltd.(a)	2,575	211,463
Commonwealth Bank of Australia	102,848	6,639,378
Computershare Ltd.	25,337	236,481
Crown Ltd.	41,450	459,166
CSL Ltd.	6,938	388,243
CSR Ltd.(a)	100,873	205,264
David Jones Ltd.(a)	57,982	142,065
Envestra Ltd.	307,140	299,740
Flight Centre Ltd.(a)	6,935	194,398
Fortescue Metals Group Ltd.(a)	81,890	395,334
GUD Holdings Ltd.(a)	16,684	149,829
GWA Group Ltd.(a)	60,876	145,363
Harvey Norman Holdings Ltd.(a)	82,397	162,535
Iluka Resources Ltd.(a)	27,152	254,267
Incitec Pivot Ltd.	54,946	184,255
Insurance Australia Group Ltd.	97,314	473,837
IOOF Holdings Ltd.	32,818	245,656
Iress Market Technology Ltd.(a)	17,645	150,949
JB Hi-Fi Ltd.(a)	21,549	231,552
Leighton Holdings Ltd.	7,218	133,988
Macquarie Group Ltd.	14,326	527,852
Metcash Ltd.(a)	68,790	237,107
Monadelphous Group Ltd.(a)	8,760	222,091
Myer Holdings Ltd.(a)	70,052	157,092
National Australia Bank Ltd.	184,446	4,787,294
Navitas Ltd.(a)	31,200	152,242
New Hope Corp., Ltd.(a)	33,258	145,365
Newcrest Mining Ltd.	7,764	178,784
Orica Ltd.	15,614	406,396
Origin Energy Ltd.	35,066	423,032
OZ Minerals Ltd.	21,536	149,803
Perpetual Ltd.	6,536	235,734
Platinum Asset Management Ltd.(a)	61,880	255,048
QBE Insurance Group Ltd.	51,196	579,353
Ramsay Health Care Ltd.	8,763	248,186
Rio Tinto Ltd.	13,908	953,137
Santos Ltd.	26,905	310,054
Seven West Media Ltd.	140,524	239,263
Sonic Healthcare Ltd.	11,373	157,393
Suncorp Group Ltd.	62,025	654,890
Sydney Airport	124,535	437,008
TABCORP Holdings Ltd.	80,065	253,526
Tatts Group Ltd.	89,166	278,642
Telstra Corp., Ltd.	970,601	4,403,551
Toll Holdings Ltd.	48,169	228,041
Transfield Services Ltd.	125,575	254,225
UGL Ltd.(a)	13,459	152,028
Wesfarmers Ltd.	66,125	2,529,787
Westpac Banking Corp.	240,636	6,505,526
Woodside Petroleum Ltd.	27,542	968,768
Woolworths Ltd.	55,225	1,681,623
WorleyParsons Ltd.	8,570	207,843
Wotif.com Holdings Ltd.(a)	23,102	126,398

Total Australia		53,452,406

Austria - 0.6%
Andritz AG	4,141	265,004
Oesterreichische Post AG	5,582	229,611
OMV AG	10,115	364,796
Raiffeisen Bank International AG	10,673	442,612
Strabag SE	6,108	164,478
Telekom Austria AG	34,661	262,301
Verbund AG	13,149	325,217
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,854	258,380
Voestalpine AG(a)	11,304	412,223

Total Austria		2,724,622

Belgium - 1.3%
Ageas	16,157	473,210
Anheuser-Busch InBev N.V.	24,907	2,158,730
Belgacom S.A.	26,364	771,808
Colruyt S.A.	4,579	226,386
Delhaize Group S.A.(a)	7,264	289,700
Elia System Operator S.A./N.V.	2,997	135,133
EVS Broadcast Equipment S.A.	2,093	122,518
Mobistar S.A.	7,371	188,431
NV Bekaert S.A.(a)	7,087	204,389
Solvay S.A.	1,960	282,567
Tessenderlo Chemie NV	3,636	119,075
UCB S.A.	6,093	347,187
Umicore S.A.	6,140	337,480

Total Belgium		5,656,614

Denmark - 0.8%
Carlsberg A/S Class B	1,375	134,606
Chr Hansen Holding A/S	6,689	217,132
Coloplast A/S Class B	4,955	242,098
D/S Norden	4,399	126,783
FLSmidth & Co. A/S(a)	1,847	106,790
H. Lundbeck A/S	7,767	113,779
Novo Nordisk A/S Class B	8,015	1,298,042
Novozymes A/S Class B	5,065	142,487
Pandora A/S(a)	16,755	368,609
TDC A/S	86,569	612,504

Total Denmark		3,362,830

Finland - 1.4%
Alma Media Oyj	752	4,511
Elisa Oyj	10,741	236,912
Fortum Oyj	48,767	909,766
Kone Oyj Class B	5,557	408,810
Konecranes Oyj	5,657	190,557
Metso Oyj	6,172	260,715
Neste Oil Oyj	16,152	208,050
Nokia Oyj(a)	289,184	1,115,568
Nokian Renkaat Oyj	3,316	131,592
Orion Oyj Class B	10,128	296,164

See Notes to Schedule of Investments.

34    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
Pohjola Bank PLC Class A	17,077	$253,736
Sampo Class A	22,843	733,029
Sanoma Oyj(a)	16,336	160,130
Stora Enso Oyj Class R	18,944	130,998
UPM-Kymmene Oyj	20,140	233,796
Wartsila Oyj Abp	8,161	352,050
YIT Oyj	6,795	132,407

Total Finland		5,758,791

France - 10.4%
Accor S.A.	7,547	265,614
Aeroports de Paris	2,753	211,857
Affine S.A.	8,196	136,259
Air Liquide S.A.	6,596	826,571
Alstom S.A.	7,772	308,781
Arkema S.A.	1,658	173,146
AXA S.A.	112,823	1,985,757
BNP Paribas S.A.	39,883	2,239,194
Bourbon S.A.	3,405	93,397
Bouygues S.A.	16,429	485,184
Bureau Veritas S.A.	2,017	225,102
Cap Gemini S.A.	4,570	197,984
Carrefour S.A.	37,179	948,230
Casino Guichard Perrachon S.A.	3,852	366,158
Christian Dior S.A.	3,312	560,009
Cie de Saint-Gobain	17,159	728,895
Cie Generale des Etablissements Michelin Class B	4,556	430,015
Cie Generale d’Optique Essilor International S.A.	3,296	330,341
CNP Assurances	51,081	781,541
Danone	13,991	920,535
Edenred	6,692	205,570
Eiffage S.A.	2,696	119,321
EDF S.A.	96,794	1,784,033
Euler Hermes S.A.	2,430	208,241
Eutelsat Communications S.A.	5,899	195,209
France Telecom S.A.	264,001	2,902,464
GDF Suez	143,089	2,938,202
Hermes International	482	143,807
Imerys S.A.	2,677	170,080
Klepierre	9,128	361,271
Lafarge S.A.	10,941	695,699
Lagardere SCA	6,660	222,016
Legrand S.A.	8,662	364,012
L’Oreal S.A.	9,000	1,244,702
LVMH Moet Hennessy Louis Vuitton S.A.	8,254	1,510,432
Metropole Television S.A.	11,423	177,935
Natixis	102,498	344,590
Neopost S.A.(a)	2,631	138,748
Nexity S.A.	4,093	137,792
Pernod-Ricard S.A.	4,542	523,606
PPR	3,389	629,326
Rallye S.A.	2,943	98,612
Renault S.A.	8,065	432,599
Rexel S.A.	8,327	169,505
Safran S.A.(a)	6,943	298,363
Sanofi	43,857	4,127,847
Schneider Electric S.A.	15,825	1,143,956
SCOR SE	11,247	302,640
Societe BIC S.A.	2,722	324,130
Societe Television Francaise 1	26,115	304,706
Sodexo	3,605	302,850
Suez Environnement Co.	18,699	224,562
Technip S.A.	2,314	264,930
Total S.A.	106,029	5,453,156
Vallourec S.A.	5,495	286,090
Veolia Environnement S.A.	25,261	304,899
Vinci S.A.	22,490	1,066,244
Vivendi S.A.	63,158	1,411,385

Total France		43,748,100

Germany - 8.1%
Adidas AG	3,312	293,999
Aixtron SE N.A.	11,781	137,909
Allianz SE	19,573	2,704,369
Axel Springer AG	5,128	218,271
BASF SE	28,860	2,707,189
Bayer AG	18,471	1,750,678
Bayerische Motoren Werke AG	18,502	1,778,985
Beiersdorf AG	3,853	314,338
Brenntag AG	1,279	167,662
Celesio AG	6,881	118,343
Continental AG	3,984	460,067
Daimler AG	49,561	2,699,900
Deutsche Bank AG	19,379	841,849
Deutsche Boerse AG	10,855	661,322
Deutsche Lufthansa AG	15,723	295,184
Deutsche Post AG	44,766	979,724
Deutsche Telekom AG	277,228	3,141,451
E.ON Se	96,042	1,784,101
Fielmann AG	1,733	166,789
Fraport AG Frankfurt Airport Services Worldwide	2,773	160,623
Fresenius Medical Care AG & Co. KGaA	3,803	262,276
Fresenius SE & Co. KGaA	2,042	234,488
GEA Group AG	5,249	169,339
Infineon Technologies AG	16,749	135,340
K+S AG	7,067	326,100
Linde AG	2,950	513,385
MAN SE	2,755	293,300
Merck KGaA	3,252	428,015
Metro AG	14,745	408,236
MLP AG	23,955	157,911
Muenchener Rueckversicherungs AG	8,788	1,575,710
Rheinmetall AG	3,446	165,373
RWE AG	28,947	1,192,235
SAP AG	22,498	1,800,148
Siemens AG	30,342	3,288,238
SMA Solar Technology AG	4,809	120,527
Symrise AG	4,733	169,228
United Internet AG Registered Shares	6,766	145,490
Volkswagen AG	4,963	1,064,909
Wacker Chemie AG(a)	1,172	76,710
Wincor Nixdorf AG	1,860	86,931

Total Germany		33,996,642

Hong Kong - 5.8%
AIA Group Ltd.	113,123	441,496
Bank of East Asia Ltd.(a)	61,400	234,879
BOC Hong Kong Holdings Ltd.	424,000	1,318,359
Cheung Kong Holdings Ltd.	62,000	951,896
China Merchants Holdings International Co., Ltd.(a)	114,000	365,495
China Mobile Ltd.	599,200	6,977,015
China Overseas Land & Investment Ltd.	146,000	435,126
China Resources Enterprise Ltd.	38,000	137,030

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    35

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
China Resources Power Holdings Co., Ltd.	92,000	$234,782
China Unicom Hong Kong Ltd.	242,900	389,224
Citic Pacific Ltd.	78,000	116,333
CLP Holdings Ltd.	75,000	627,512
CNOOC Ltd.	1,155,700	2,502,003
Fosun International Ltd.	217,500	138,904
Hang Lung Group Ltd.	24,000	136,398
Hang Lung Properties Ltd.	137,000	544,405
Hang Seng Bank Ltd.(a)	67,800	1,038,320
Henderson Land Development Co., Ltd.	45,000	317,578
Hong Kong & China Gas Co., Ltd.	144,686	394,809
Hong Kong Exchanges and Clearing Ltd.	35,400	602,419
Hutchison Whampoa Ltd.	115,000	1,200,320
Lenovo Group Ltd.	180,000	163,027
MTR Corp., Ltd.	116,000	456,466
New World Development Co., Ltd.	127,000	196,951
PCCW Ltd.	389,000	170,639
Power Assets Holdings Ltd.	68,000	580,788
Shanghai Industrial Holdings Ltd.	46,000	161,724
Shenzhen Investment Ltd.	426,000	172,580
Shougang Fushan Resources Group Ltd.	624,000	229,446
Sino Land Co., Ltd.	178,400	320,855
Sino-Ocean Land Holdings Ltd.	241,500	180,404
Sinotruk Hong Kong Ltd.(a)	128,000	97,765
SJM Holdings Ltd.	179,000	415,696
Sun Art Retail Group Ltd.	147,500	226,459
Sun Hung Kai Properties Ltd.	71,000	1,064,425
Television Broadcasts Ltd.	24,000	179,284
Wharf Holdings Ltd.	48,000	375,288

Total Hong Kong		24,096,100

Ireland - 0.3%
CRH PLC	28,558	576,058
DCC PLC	6,206	202,914
Dragon Oil PLC	16,718	150,011
Kerry Group PLC Class A	3,534	186,625

Total Ireland		1,115,608

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	397,707	455,150
Clal Industries Ltd.	102,531	329,486
Delek Automotive Systems Ltd.	19,475	151,526
Gazit-Globe Ltd.	17,018	221,214
Israel Chemicals Ltd.	78,693	941,507
Teva Pharmaceutical Industries Ltd.	17,511	651,893

Total Israel		2,750,776

Italy - 3.9%
A2A SpA(a)	189,769	109,409
ACEA SpA	19,806	118,915
Assicurazioni Generali SpA	40,225	728,668
Atlantia SpA	40,421	728,489
Banca Carige SpA(a)	275,210	279,566
Banca Generali SpA	15,183	258,423
Banca Piccolo Credito Valtellinese Scarl	58,219	89,497
Enel Green Power SpA	70,039	129,737
Enel SpA	737,171	3,049,780
ENI SpA	184,624	4,464,109
ERG SpA	33,857	340,358
Fiat Industrial SpA	27,152	295,506
Hera SpA	92,816	149,779
Intesa Sanpaolo SpA	654,716	1,122,131
Iren SpA	122,839	74,692
Luxottica Group SpA	9,518	389,883
MARR SpA(a)	13,090	136,337
Mediaset SpA	112,375	230,529
Mediobanca SpA	24,085	148,036
Mediolanum SpA(a)	45,998	232,508
Parmalat SpA	77,320	179,412
Pirelli & C SpA	18,290	208,703
Saipem SpA	7,375	284,890
Snam SpA	199,861	925,928
Telecom Italia SpA	682,894	614,924
Telecom Italia SpA RSP	318,662	251,024
Terna Rete Elettrica Nazionale SpA	104,860	418,060
Tod’s SpA(a)	1,476	186,131
Unione di Banche Italiane SCPA	26,185	121,035

Total Italy		16,266,459

Japan - 13.8%
Aeon Co., Ltd.	20,300	231,725
Aisin Seiki Co., Ltd.	6,800	209,509
Ajinomoto Co., Inc.	18,000	237,946
Aozora Bank Ltd.	113,000	345,018
Asahi Glass Co., Ltd.(a)	49,000	354,756
Asahi Group Holdings Ltd.	8,700	184,837
Asahi Kasei Corp.	38,000	222,818
Astellas Pharma, Inc.	16,900	757,387
Azbil Corp.	4,900	98,606
Bridgestone Corp.	9,500	244,353
Brother Industries Ltd.	10,800	114,914
Canon, Inc.	35,900	1,386,758
Chubu Electric Power Co., Inc.	26,900	357,775
Chugai Pharmaceutical Co., Ltd.	16,700	318,877
Chugoku Electric Power Co., Inc. (The)	16,500	258,191
Coca-Cola West Co., Ltd.	15,300	235,875
Cosmo Oil Co., Ltd.	51,000	113,248
Dai Nippon Printing Co., Ltd.	47,000	365,824
Daihatsu Motor Co., Ltd.	13,000	257,249
Dai-ichi Life Insurance Co., Ltd. (The)	203	281,498
Daiichi Sankyo Co., Ltd.	32,000	489,262
Daikin Industries Ltd.	4,900	166,724
Dainippon Sumitomo Pharma Co., Ltd.	16,900	202,296
Daito Trust Construction Co., Ltd.	3,800	358,180
Daiwa House Industry Co., Ltd.	15,000	256,578
Daiwa Securities Group, Inc.	45,000	247,210
Denso Corp.	16,700	574,210
East Japan Railway Co.	8,600	554,999
Eisai Co., Ltd.	13,100	545,423
Electric Power Development Co., Ltd.	7,300	172,907
FANUC Corp.	3,300	607,598
Fast Retailing Co., Ltd.	1,200	303,105
Fuji Heavy Industries Ltd.	20,000	248,887
FUJIFILM Holdings Corp.	7,600	151,446
FUJITA KANCO, Inc.	43,000	146,707
Fujitsu Ltd.	46,000	191,523
Hirose Electric Co., Ltd.	400	47,603
Hitachi Chemical Co., Ltd.	7,800	116,551
Hitachi Ltd.	75,000	437,171
Hokkaido Electric Power Co., Inc.	12,700	153,637
Hokuriku Electric Power Co.	10,900	128,836
Honda Motor Co., Ltd.	33,500	1,218,499
Hoya Corp.	6,900	134,944
Ibiden Co., Ltd.	4,100	64,773
Idemitsu Kosan Co., Ltd.	2,800	242,225

See Notes to Schedule of Investments.

36    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
Isuzu Motors Ltd.	29,000	$171,387
ITOCHU Corp.	73,900	775,196
Japan Tobacco, Inc.	30,800	869,161
JFE Holdings, Inc.	12,000	222,333
JGC Corp.	6,000	185,694
JS Group Corp.	8,300	184,018
JSR Corp.	8,000	151,645
JX Holdings, Inc.	91,779	512,684
Kajima Corp.	49,000	160,944
Kansai Electric Power Co., Inc. (The)	47,100	494,069
Kao Corp.	14,700	382,355
Kawasaki Heavy Industries Ltd.	50,000	134,158
KDDI Corp.	8,912	627,700
Keikyu Corp.	19,000	168,322
Kikkoman Corp.	12,000	170,705
Kintetsu Corp.(a)	73,000	298,872
Kirin Holdings Co., Ltd.	24,000	280,900
Kokuyo Co., Ltd.	53,800	384,530
Komatsu Ltd.	19,100	482,443
Komori Corp.(a)	20,700	171,173
Konami Corp.	5,600	125,128
Konica Minolta Holdings, Inc.	17,500	124,675
Kubota Corp.	31,000	353,507
Kuraray Co., Ltd.	11,800	153,530
Kyocera Corp.	3,200	287,561
Kyowa Hakko Kirin Co., Ltd.	22,000	216,018
Kyushu Electric Power Co., Inc.	19,700	223,965
Lawson, Inc.	4,800	325,866
Makita Corp.	4,000	183,658
Marubeni Corp.	42,000	298,248
Marui Group Co., Ltd.	16,700	132,688
Medipal Holdings Corp.	14,500	160,152
Mitsubishi Chemical Holdings Corp.	24,400	120,215
Mitsubishi Corp.	56,800	1,081,936
Mitsubishi Electric Corp.	29,000	245,174
Mitsubishi Estate Co., Ltd.	14,000	331,764
Mitsubishi Heavy Industries Ltd.	106,000	508,761
Mitsubishi Tanabe Pharma Corp.	13,700	178,410
Mitsubishi UFJ Financial Group, Inc.	380,800	2,030,287
Mitsui & Co., Ltd.	72,900	1,081,717
Mitsui Chemicals, Inc.	40,000	103,163
Mitsui Fudosan Co., Ltd.	17,000	410,918
Mitsui O.S.K. Lines Ltd.	39,000	114,567
Mizuho Financial Group, Inc.	939,800	1,706,455
MS&AD Insurance Group Holdings	26,130	515,256
Murata Manufacturing Co., Ltd.	6,400	373,793
NEC Fielding Ltd.	23,700	283,145
Nidec Corp.	2,000	116,116
Nikon Corp.	6,000	175,285
Nintendo Co., Ltd.	1,300	137,871
Nippon Electric Glass Co., Ltd.	10,000	56,323
Nippon Express Co., Ltd.	39,000	160,123
Nippon Steel & Sumitomo Metal Corp.	103,000	250,159
Nippon Telegraph & Telephone Corp.	38,000	1,595,328
Nippon Yusen K.K.	49,000	113,907
Nissan Chemical Industries Ltd.	12,800	150,405
Nissan Motor Co., Ltd.	99,700	935,138
Nisshin Seifun Group, Inc.	31,500	392,725
Nissin Foods Holdings Co., Ltd.	4,900	185,595
Nitto Denko Corp.	3,700	180,582
Nomura Holdings, Inc.	71,200	414,198
Nomura Research Institute Ltd.	10,200	211,397
NSK Ltd.	14,000	98,606
NTT DoCoMo, Inc.	1,422	2,039,299
Odakyu Electric Railway Co., Ltd.(a)	28,000	290,800
OJI Paper Co., Ltd.	44,000	150,627
Oracle Corp.	2,800	116,255
Oriental Land Co., Ltd.	1,900	230,070
Osaka Gas Co., Ltd.	49,000	177,945
Otsuka Holdings Co., Ltd.	9,748	274,407
Park24 Co., Ltd.	18,200	287,319
Resona Holdings, Inc.	77,800	352,716
Ricoh Co., Ltd.(a)	29,000	304,204
Rohm Co., Ltd.	4,000	129,486
Royal Holdings Co., Ltd.(a)	11,700	135,044
Ryosan Co., Ltd.	4,900	86,479
Saibu Gas Co., Ltd.	49,000	124,675
Sankyo Co., Ltd.	4,400	174,290
Secom Co., Ltd.	7,400	371,006
Sega Sammy Holdings, Inc.	8,800	148,083
Sekisui House Ltd.	23,000	250,575
Seven & I Holdings Co., Ltd.	20,500	577,789
Shikoku Electric Power Co., Inc.	10,200	162,204
Shin-Etsu Chemical Co., Ltd.	9,600	580,674
Shionogi & Co., Ltd.	20,300	337,375
Shiseido Co., Ltd.	23,200	326,541
Shochiku Co., Ltd.	15,000	154,224
Showa Shell Sekiyu K.K.(a)	36,400	205,438
SMC Corp.	1,000	179,957
Softbank Corp.	16,700	606,465
Sony Corp.	15,600	172,842
Sony Financial Holdings, Inc.	9,738	173,440
Sumitomo Bakelite Co., Ltd.	48,000	199,295
Sumitomo Chemical Co., Ltd.	45,000	139,999
Sumitomo Corp.	35,600	452,900
Sumitomo Electric Industries Ltd.	16,500	188,539
Sumitomo Metal Mining Co., Ltd.	17,000	237,507
Sumitomo Mitsui Financial Group, Inc.	50,300	1,812,115
Sumitomo Mitsui Trust Holdings, Inc.	73,070	254,370
Sumitomo Realty & Development Co., Ltd.	8,000	263,413
T&D Holdings, Inc.	19,900	239,587
Taisei Corp.	73,000	241,462
Takeda Pharmaceutical Co., Ltd.	31,700	1,413,329
TDK Corp.(a)	3,200	115,099
Tokio Marine Holdings, Inc.	18,600	512,621
Tokyo Electron Ltd.	4,700	213,896
Tokyo Gas Co., Ltd.	49,000	223,848
TOKYU Corp.	62,000	348,488
TonenGeneral Sekiyu K.K.(a)	26,000	224,322
Toppan Printing Co., Ltd.	36,000	221,500
TORAY INDUSTRIES, Inc.	33,000	201,133
Toshiba Corp.	109,000	424,831
Toyota Motor Corp.	21,900	1,014,393
Toyota Tsusho Corp.	11,100	271,386
Trend Micro, Inc.(a)	7,300	218,920
USS Co., Ltd.	2,150	223,541
West Japan Railway Co.	10,820	425,467
Yahoo! Japan Corp.	806	259,702
YAKULT HONSHA CO., Ltd.	4,000	174,637

Total Japan		57,647,591

Netherlands - 1.7%
Akzo Nobel N.V.	5,960	390,880
ASML Holding NV	5,195	328,756

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    37

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
European Aeronautic Defence and Space Co. N.V.	12,168	$473,248
Fugro NV CVA	2,730	160,238
Heineken Holding N.V.	5,910	322,851
Heineken NV	8,838	588,078
Koninklijke Ahold NV	27,897	372,759
Koninklijke Boskalis Westminster N.V.	4,672	209,425
Koninklijke DSM N.V.	4,945	298,527
Koninklijke Philips Electronics N.V.	34,526	905,602
Postnl NV*	36,633	140,931
Randstad Holding NV	6,382	233,952
Reed Elsevier NV	29,468	434,544
STMicroelectronics N.V.	56,077	395,166
Unilever NV	43,707	1,661,569
Wolters Kluwer NV	13,264	270,615

Total Netherlands		7,187,141

New Zealand - 0.4%
Auckland International Airport Ltd.	149,094	328,417
DNZ Property Fund Ltd.	187,302	244,921
Fisher & Paykel Healthcare Corp., Ltd.	82,374	167,858
Fletcher Building Ltd.	69,643	482,051
Telecom Corp. of New Zealand Ltd.	153,130	287,406

Total New Zealand		1,510,653

Norway - 1.7%
Aker ASA Class A	7,770	295,987
Aker Solutions ASA	15,803	320,589
DNB ASA	54,504	689,472
Fred Olsen Energy ASA	3,423	148,723
Gjensidige Forsikring ASA	32,832	468,418
Norsk Hydro ASA	71,071	356,041
Orkla ASA	49,232	429,047
SpareBank 1 SMN	39,640	247,872
Statoil ASA	106,583	2,662,061
Telenor ASA	60,458	1,218,883
Yara International ASA	8,029	395,012

Total Norway		7,232,105

Portugal - 0.7%
EDP-Energias de Portugal S.A.	294,773	889,960
Galp Energia, SGPS, S.A. Class B	29,907	463,690
Jeronimo Martins, SGPS, S.A.	11,510	221,552
Mota-Engil, SGPS, S.A.(a)	62,501	129,123
Portugal Telecom, SGPS, S.A.	154,170	762,013
Sonae	193,083	174,883
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	73,744	288,756

Total Portugal		2,929,977

Singapore - 3.0%
Cityspring Infrastructure Trust	418,000	150,569
DBS Group Holdings Ltd.	83,000	1,008,367
Fraser and Neave Ltd.	49,000	389,112
Hutchison Port Holdings Trust Class U	525,296	414,984
Jardine Cycle & Carriage Ltd.	11,000	433,606
Keppel Corp., Ltd.	71,100	640,278
Keppel Land Ltd.	90,000	296,930
K-Green Trust	497,000	419,083
Mapletree Commercial Trust	254,775	253,419
Oversea-Chinese Banking Corp., Ltd.	103,000	820,458
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust Class REIT	292,159	272,666
SATS Ltd.	88,000	208,203
SembCorp Industries Ltd.	49,000	210,602
SembCorp Marine Ltd.(a)	103,000	387,884
Singapore Airlines Ltd.	119,000	1,047,278
Singapore Exchange Ltd.	48,000	275,464
Singapore Press Holdings Ltd.	126,000	415,702
Singapore Technologies Engineering Ltd.	161,000	503,496
Singapore Telecommunications Ltd.	953,000	2,574,621
StarHub Ltd.	66,000	204,781
STX OSV Holdings Ltd.	123,950	131,916
United Overseas Bank Ltd.	48,000	778,453
Venture Corp., Ltd.	28,000	184,756
Wilmar International Ltd.	110,000	300,778
Yangzijiang Shipbuilding Holdings Ltd.	145,000	113,958

Total Singapore		12,437,364

Spain - 3.4%
Abertis Infraestructuras, S.A.	39,766	651,150
Acciona S.A.	4,874	361,199
Acerinox S.A.	14,730	162,119
ACS Actividades de Construccion y Servicios, S.A.	34,658	869,997
Amadeus It Holding S.A. Class A	10,231	256,957
Antena 3 de Television S.A.	52,213	268,467
Banco Bilbao Vizcaya Argentaria S.A.	145,641	1,336,411
Banco de Sabadell S.A.*	72,659	189,192
Banco Espanol de Credito S.A.(a)	45,724	214,304
Banco Santander S.A.	191,169	1,537,427
Bolsas y Mercados Espanoles S.A.	9,410	228,893
CaixaBank(a)	132,371	460,204
Duro Felguera S.A.	19,850	125,879
Enagas S.A.	19,565	416,323
Endesa S.A.(a)	24,437	543,513
Ferrovial S.A.	34,472	509,016
Fomento de Construcciones y Contratas S.A.	5,989	73,985
Gas Natural SDG S.A.	22,489	402,640
Iberdrola S.A.	43,218	239,025
Inditex S.A.	12,012	1,670,764
Indra Sistemas S.A.(a)	11,747	155,182
Mapfre S.A.(a)	165,647	505,571
Mediaset Espana Comunicacion S.A.	26,686	179,081
Obrascon Huarte Lain S.A.	8,949	258,974
Red Electrica Corp. S.A.(a)	8,057	396,214
Repsol S.A.	80,769	1,632,961
Tecnicas Reunidas S.A.	2,913	134,744
Zardoya Otis S.A.(a)	22,757	324,031

Total Spain		14,104,223

Sweden - 3.3%
Alfa Laval AB	12,799	266,193
Assa Abloy AB Class B	10,010	373,753
Atlas Copco AB Class A	29,150	798,937
Axis Communications AB(a)	4,576	124,855
BillerudKorsnas AB(a)	22,912	215,424
Electrolux AB Series B	12,278	321,792
Fabege AB	19,360	195,670
Hennes & Mauritz AB Class B	51,654	1,782,555
Husqvarna AB Class B(a)	24,992	150,556

See Notes to Schedule of Investments.

38    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
NCC AB Class B	8,399	$175,844
Nordea Bank AB	128,164	1,223,433
Peab AB(a)	30,803	146,973
Ratos AB Class B	15,013	144,235
Sandvik AB	31,384	499,311
Scania AB Class B	10,481	216,372
Securitas AB Class B	23,032	200,742
Skandinaviska Enskilda Banken AB Class A	61,146	519,306
Skanska AB Class B	22,900	373,837
SKF AB Class B	12,119	304,025
SSAB AB Class B	12,246	90,752
Svenska Cellulosa AB Class B	15,650	339,200
Svenska Handelsbanken AB Class A	24,699	882,344
Swedbank AB Class A	39,039	762,123
Swedish Match AB	7,064	236,934
Tele2 AB Class B	34,583	622,504
Telefonaktiebolaget LM Ericsson Class B	94,166	942,319
TeliaSonera AB	183,254	1,241,139
Volvo AB Class B	60,103	820,412

Total Sweden		13,971,540

Switzerland - 4.8%
Baloise Holding AG	2,916	250,075
Cie Financiere Richemont S.A. Class A	3,841	299,609
Kuehne + Nagel International AG	2,746	329,994
Nestle S.A.	81,302	5,293,712
Novartis AG	85,140	5,343,631
Partners Group Holding AG	1,435	331,100
Roche Holding AG	22,402	4,503,161
Schindler Holding AG Participating Shares	2,386	344,078
SGS S.A.	311	688,355
Sulzer AG	1,186	186,707
Swatch Group AG (The)	688	346,650
Swisscom AG	2,819	1,212,784
Syngenta AG	1,997	799,804

Total Switzerland		19,929,660

United Kingdom - 20.7%
Aberdeen Asset Management PLC	85,547	510,477
Admiral Group PLC	20,788	391,975
Aegis Group PLC	88,398	337,387
AMEC PLC	18,009	293,615
Anglo American PLC	24,920	767,212
Antofagasta PLC	19,879	427,828
Ashmore Group PLC	38,110	222,641
Associated British Foods PLC	19,183	487,686
AstraZeneca PLC	67,579	3,196,078
Aviva PLC	207,863	1,260,298
Babcock International Group PLC	26,338	413,354
BAE Systems PLC	178,880	979,603
Barclays PLC	325,479	1,388,270
Berendsen PLC	24,702	239,513
BG Group PLC	32,573	536,093
BHP Billiton PLC	68,772	2,380,546
BP PLC	676,436	4,670,877
British American Tobacco PLC	62,523	3,171,909
British Land Co. PLC	26,362	240,825
British Sky Broadcasting Group PLC	61,146	762,343
BT Group PLC	214,428	805,506
Burberry Group PLC	12,487	248,849
Cable & Wireless Communications PLC	380,876	218,857
Capita PLC	19,719	242,002
Carillion PLC	32,787	168,946
Carnival PLC	4,317	165,468
Centrica PLC	174,548	946,516
Compass Group PLC	51,915	611,812
Croda International PLC	7,422	286,652
Daily Mail & General Trust PLC Class A	22,114	198,064
Darty PLC	190,591	176,589
Diageo PLC	54,153	1,573,020
Electrocomponents PLC	34,633	133,984
Eurasian Natural Resources Corp. PLC	54,599	252,052
Evraz PLC	51,840	218,165
Fidessa Group PLC	10,397	255,533
Firstgroup PLC	40,135	136,546
Fresnillo PLC	27,973	839,833
G4S PLC	50,829	211,927
GKN PLC	53,807	200,116
GlaxoSmithKline PLC	196,967	4,274,270
Halfords Group PLC	67,716	365,881
Hammerson PLC	31,206	247,692
Hays PLC	224,179	299,904
HSBC Holdings PLC	685,231	7,205,454
ICAP PLC	31,699	158,187
IG Group Holdings PLC	25,117	183,725
IMI PLC	20,601	367,352
Imperial Tobacco Group PLC	31,938	1,231,949
Inchcape PLC	28,234	197,759
Inmarsat PLC	36,449	346,304
Intercontinental Hotels Group PLC	15,051	417,625
Intertek Group PLC	4,034	203,210
Investec PLC	24,786	170,707
J. Sainsbury PLC	83,898	470,635
John Wood Group PLC	22,221	262,414
Johnson Matthey PLC	5,879	227,058
Kazakhmys PLC	20,727	262,122
Kingfisher PLC	66,968	309,261
Ladbrokes PLC	65,771	212,004
Legal & General Group PLC	302,193	715,209
Man Group PLC	262,812	353,509
Marks & Spencer Group PLC	67,672	420,533
Marston’s PLC	159,915	318,429
Meggitt PLC	30,465	189,318
Melrose Industries PLC	87,050	316,252
Mondi PLC	16,824	183,091
Moneysupermarket.com Group PLC	79,381	202,583
N. Brown Group PLC	28,055	168,641
National Grid PLC	159,142	1,818,559
New World Resources PLC Class A	30,595	167,747
Next PLC	6,704	404,183
Old Mutual PLC	155,234	449,657
Pearson PLC	27,208	525,412
Premier Farnell PLC	29,342	92,768
Prudential PLC	77,663	1,092,618
Reckitt Benckiser Group PLC	22,858	1,441,270
Reed Elsevier PLC	47,383	494,476
Rexam PLC	30,509	216,223
Rio Tinto PLC	38,034	2,170,960
Royal Dutch Shell PLC Class A	112,905	3,894,447
Royal Dutch Shell PLC Class B	121,234	4,286,185
RSA Insurance Group PLC	229,549	469,027
SABMiller PLC	25,324	1,162,888
Sage Group PLC (The)	52,636	251,803
Segro PLC	47,782	191,533
Severn Trent PLC	11,981	306,538

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    39

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

December 31, 2012

Investments	Shares	Value
Smith & Nephew PLC	16,180	$178,713
Smiths Group PLC	14,468	280,096
SSE PLC	43,028	991,778
Standard Chartered PLC	74,717	1,911,056
Standard Life PLC	114,106	615,977
Tate & Lyle PLC	30,677	379,975
Tesco PLC	299,891	1,637,910
TUI Travel PLC(a)	66,094	303,506
Tullow Oil PLC	7,477	153,260
Unilever PLC	38,366	1,475,531
United Utilities Group PLC	35,719	391,043
Vedanta Resources PLC	12,758	239,940
Vodafone Group PLC	2,076,803	5,213,993
Weir Group PLC (The)	8,546	261,022
WH Smith PLC	19,114	208,168
Whitbread PLC	6,431	255,799
William Hill PLC	38,647	218,679
WM Morrison Supermarkets PLC	81,051	346,498
Xstrata PLC	64,393	1,108,465

Total United Kingdom		86,457,748

TOTAL COMMON STOCKS (Cost: $393,641,805)		416,336,950

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International Dividend ex-Financials Fund(b) (Cost: $391,353)	9,895	414,205

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A. Bonus Shares, expiring 01/10/13* (Cost: $0)	80,769	49,197

TOTAL LONG-TERM INVESTMENTS (Cost: $394,033,158)		416,800,352

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

MONEY MARKET FUND - 3.3%

United States - 3.3%
Dreyfus Institutional Preferred Money Market Fund 0.13%(c) (Cost: $13,918,107)(d)	13,918,107	13,918,107

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $407,951,265)(e)		430,718,459
Liabilities in Excess of Cash and Other Assets - (3.0)%		(12,500,776)

NET ASSETS - 100.0%		$418,217,683

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund's securities on loan was $13,191,781 and the total market value of the collateral held by the Fund was $13,918,107.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

40    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 19.4%
Adelaide Brighton Ltd.	29,939	$96,978
AGL Energy Ltd.	13,152	210,005
Amcor Ltd.	34,109	285,774
AMP Ltd.	136,747	682,879
APN News & Media Ltd.	52,400	13,600
Australia & New Zealand Banking Group Ltd.	133,507	3,472,103
BHP Billiton Ltd.	81,042	3,121,511
Boral Ltd.	20,173	91,523
Bradken Ltd.	6,926	39,404
Brickworks Ltd.	5,500	65,894
Cabcharge Australia Ltd.(a)	16,952	77,086
Coca-Cola Amatil Ltd.	27,572	385,009
Cochlear Ltd.(a)	1,356	111,357
Commonwealth Bank of Australia	75,179	4,853,199
Computershare Ltd.	16,366	152,751
Crown Ltd.	29,210	323,576
David Jones Ltd.(a)	60,624	148,538
DuluxGroup Ltd.(a)	19,344	75,913
Envestra Ltd.(b)	104,100	101,592
Fairfax Media Ltd.(a)	185,857	98,408
Flight Centre Ltd.(a)	3,641	102,062
GUD Holdings Ltd.(a)	6,250	56,128
GWA Group Ltd.(a)	50,079	119,582
Harvey Norman Holdings Ltd.(a)	50,053	98,733
Iluka Resources Ltd.(a)	20,166	188,846
Insurance Australia Group Ltd.	60,197	293,109
IOOF Holdings Ltd.	14,632	109,527
Iress Ltd.(a)	16,417	140,443
JB Hi-Fi Ltd.(a)	11,774	126,516
Macquarie Group Ltd.	12,089	445,428
Metcash Ltd.(a)	42,759	147,383
Myer Holdings Ltd.(a)	78,467	175,963
National Australia Bank Ltd.	135,078	3,505,948
Orica Ltd.	11,778	306,554
Origin Energy Ltd.	33,253	401,160
OZ Minerals Ltd.	14,139	98,350
Perpetual Ltd.	3,193	115,162
Primary Health Care Ltd.(a)	17,001	70,602
QBE Insurance Group Ltd.	40,601	459,456
SAI Global Ltd.	17,505	76,875
Seven West Media Ltd.(a)	118,771	202,225
Sonic Healthcare Ltd.	11,130	154,030
Suncorp Group Ltd.	56,191	593,292
Super Retail Group Ltd.	7,792	80,330
Sydney Airport	116,917	410,275
TABCORP Holdings Ltd.	62,113	196,681
Tatts Group Ltd.	95,978	299,929
Telstra Corp., Ltd.	695,451	3,155,214
Toll Holdings Ltd.	29,071	137,628
Transfield Services Ltd.	53,584	108,480
UGL Ltd.(a)	7,204	81,374
Wesfarmers Ltd.	45,716	1,748,987
Westpac Banking Corp.	179,339	4,848,379
Woodside Petroleum Ltd.	21,542	757,723
Woolworths Ltd.	39,970	1,217,102
Wotif.com Holdings Ltd.(a)	11,478	62,800

Total Australia		35,499,376

Austria - 0.5%
OMV AG	10,544	380,268
Raiffeisen Bank International AG	6,880	285,316
Telekom Austria AG	22,634	171,285

Total Austria		836,869

Belgium - 0.6%
Ageas	7,464	218,607
Belgacom S.A.	16,800	491,821
Cofinimmo(a)	1,428	168,688
EVS Broadcast Equipment S.A.	2,307	135,045
Mobistar S.A.	4,927	125,953
Tessenderlo Chemie N.V.	1,302	42,639

Total Belgium		1,182,753

Denmark - 0.2%
TDC A/S	59,677	422,235

Finland - 1.9%
Elisa Oyj	9,059	199,813
Fortum Oyj	34,347	640,756
Kemira Oyj	3,948	61,471
Kesko Oyj Class B	3,984	130,105
Metso Oyj	6,387	269,797
Nokia Oyj(a)	183,271	706,993
Pohjola Bank PLC Class A	18,504	274,939
Rautaruukki Oyj	15,129	118,779
Sampo Class A	17,352	556,823
Stora Enso Oyj Class R	33,631	232,559
Tikkurila Oyj	2,391	46,402
UPM-Kymmene Oyj	23,980	278,372
Uponor Oyj	3,612	45,716

Total Finland		3,562,525

France - 12.5%
AXA S.A.	89,625	1,577,458
BNP Paribas S.A.	27,625	1,550,980
Bouygues S.A.	13,968	412,505
Carrefour S.A.	28,480	726,367
Casino Guichard Perrachon S.A.	2,679	254,657
Cie de Saint-Gobain	13,251	562,887
Cie Generale des Etablissements	4,267	402,738
CNP Assurances	25,310	387,244
Eiffage S.A.	4,117	182,213
EDF S.A.	71,026	1,309,097
France Telecom S.A.	196,603	2,161,481
GDF Suez(a)	105,647	2,169,364
Klepierre	8,311	328,936
Lagardere SCA	4,099	136,643
Metropole Television S.A.	10,234	159,414
Natixis	89,854	302,082
Nexity S.A.	4,659	156,847
Rallye S.A.	3,666	122,837
Rexel S.A.	7,878	160,365
Sanofi	32,774	3,084,708
Societe d’edition de Canal +	8,105	52,894
Societe Television Francaise 1	16,949	197,758
Suez Environnement Co.	23,320	280,057
Total S.A.	80,455	4,137,865
Veolia Environnement S.A.	18,013	217,416
Vinci S.A.	17,387	824,312
Vivendi S.A.	46,370	1,036,225

Total France		22,895,350

Germany - 9.0%
Allianz SE	14,709	2,032,318
Axel Springer AG	3,029	128,928

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    41

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2012

Investments	Shares	Value
BASF SE	21,595	$2,025,701
Comdirect Bank AG	12,673	131,827
Daimler AG	36,061	1,964,470
Deutsche Boerse AG	9,819	598,206
Deutsche Post AG	37,368	817,815
Deutsche Telekom AG	199,465	2,260,268
E.ON AG	73,215	1,360,061
Hannover Rueckversicherung AG	3,988	309,999
Metro AG	10,600	293,476
Muenchener Rueckversicherungs AG	6,045	1,083,883
RWE AG	22,226	915,418
Siemens AG	22,446	2,432,529
SMA Solar Technology AG	2,841	71,203

Total Germany		16,426,102

Hong Kong - 1.9%
BOC Hong Kong Holdings Ltd.	322,000	1,001,207
China Merchants Holdings International Co., Ltd.	82,000	262,900
Hang Seng Bank Ltd.	52,018	796,627
Hopewell Holdings Ltd.	55,000	235,942
New World Development Co., Ltd.	231,000	358,234
PCCW Ltd.	212,000	92,996
Power Assets Holdings Ltd.	54,018	461,368
Shanghai Industrial Holdings Ltd.	34,000	119,535
Shenzhen Investment Ltd.	198,000	80,213
Television Broadcasts Ltd.	18,000	134,463

Total Hong Kong		3,543,485

Ireland - 0.2%
CRH PLC	19,745	398,287

Israel - 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	279,556	319,934
Clal Industries Ltd.	47,564	152,848
Israel Chemicals Ltd.	55,086	659,065

Total Israel		1,131,847

Italy - 5.2%
ACEA SpA	7,726	46,387
Atlantia SpA	28,978	522,257
Banca Carige SpA(a)	150,584	152,967
Banca Generali SpA	5,023	85,494
Enel SpA	533,880	2,208,736
ENI SpA	139,131	3,364,113
ERG SpA	14,049	141,232
Geox SpA(a)	10,040	28,777
Gruppo Editoriale L’Espresso SpA	70,294	81,555
Hera SpA	90,130	145,445
Intesa Sanpaolo SpA	422,885	724,791
MARR SpA	5,530	57,597
Mediobanca SpA	36,766	225,978
Parmalat SpA	93,536	217,039
Recordati SpA	15,103	137,590
Snam SpA	136,659	633,122
Telecom Italia SpA	449,828	405,055
Terna Rete Elettrica Nazionale SpA	72,191	287,814

Total Italy		9,465,949

Japan - 5.9%
Asahi Glass Co., Ltd.(a)	30,000	217,198
Chubu Electric Power Co., Inc.	23,500	312,554
Dai Nippon Printing Co., Ltd.	19,000	147,886
Daiichi Sankyo Co., Ltd.	22,400	342,483
Daito Trust Construction Co., Ltd.	1,600	150,813
Eisai Co., Ltd.	6,300	262,303
Hokkaido Electric Power Co., Inc.	12,200	147,588
ITOCHU Corp.	52,900	554,910
Kansai Electric Power Co., Inc. (The)	31,800	333,575
Kyushu Electric Power Co., Inc.	16,200	184,174
Mitsui & Co., Ltd.	53,300	790,885
Mizuho Financial Group, Inc.	640,000	1,162,089
MS&AD Insurance Group Holdings	12,100	238,599
Nippon Telegraph & Telephone Corp.	30,600	1,284,659
NKSJ Holdings, Inc.	10,598	224,916
NTT DoCoMo, Inc.	1,037	1,487,168
Ricoh Co., Ltd.(a)	22,000	230,776
Sumitomo Corp.	41,900	533,048
Sumitomo Mitsui Financial Group, Inc.	34,300	1,235,697
Taiyo Holdings Co., Ltd.(a)	4,300	121,095
Takeda Pharmaceutical Co., Ltd.	20,700	922,899

Total Japan		10,885,315

Netherlands - 1.3%
CSM	1,806	38,680
Delta Lloyd NV	15,859	257,906
Koninklijke Ahold NV	24,279	324,416
Koninklijke Philips Electronics N.V.	27,705	726,690
Postnl NV*	37,893	145,778
Randstad Holding NV	5,678	208,145
Reed Elsevier NV	19,364	285,548
STMicroelectronics N.V.	41,779	294,410
Wolters Kluwer NV	7,514	153,302

Total Netherlands		2,434,875

New Zealand - 0.5%
Auckland International Airport Ltd.	48,804	107,503
Fisher & Paykel Healthcare Corp., Ltd.	64,150	130,722
Fletcher Building Ltd.	31,827	220,299
Sky Network Television Ltd.	13,653	55,192
SKYCITY Entertainment Group Ltd.	26,649	83,105
Telecom Corp. of New Zealand Ltd.	103,593	194,431
Vector Ltd.	47,866	107,411

Total New Zealand		898,663

Norway - 2.2%
Aker ASA Class A	3,967	151,117
Aker Solutions ASA	13,087	265,491
Austevoll Seafood ASA	9,053	46,361
Gjensidige Forsikring ASA	20,499	292,461
Orkla ASA	33,931	295,702
SpareBank 1 SMN	7,323	45,791
Statoil ASA	80,955	2,021,966
Telenor ASA	48,031	968,344

Total Norway		4,087,233

Portugal - 0.9%
EDP-Energias de Portugal S.A.	231,352	698,483
Portugal Telecom, SGPS, S.A.	112,516	556,131
Sonae	222,652	201,665
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	43,609	170,758

Total Portugal		1,627,037

Singapore - 3.1%
Hutchison Port Holdings Trust Class U	400,331	316,261
Keppel Corp., Ltd.	61,000	549,325
Keppel Land Ltd.	60,000	197,953

See Notes to Schedule of Investments.

42    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2012

Investments	Shares	Value
M1 Ltd.	83,000	$184,142
SembCorp Marine Ltd.	73,000	274,908
Singapore Airlines Ltd.	76,000	668,850
Singapore Exchange Ltd.	45,000	258,248
Singapore Post Ltd.	150,000	141,220
Singapore Press Holdings Ltd.(a)	79,000	260,639
Singapore Technologies Engineering Ltd.	123,000	384,658
Singapore Telecommunications Ltd.	681,000	1,839,787
SMRT Corp., Ltd.	107,000	147,601
StarHub Ltd.	78,000	242,014
Venture Corp., Ltd.	20,000	131,969

Total Singapore		5,597,575

Spain - 3.0%
Abertis Infraestructuras, S.A.	32,591	533,662
Acciona S.A.	2,766	204,981
Acerinox S.A.	8,557	94,178
ACS Actividades de Construccion y Servicios, S.A.	28,886	725,106
Almirall S.A.	6,054	59,463
Antena 3 de Television S.A.	26,347	135,470
Banco Espanol de Credito S.A.(a)	23,778	111,446
Bolsas y Mercados Espanoles S.A.	8,234	200,288
CaixaBank(a)	105,731	367,586
Caja de Ahorros del Mediterraneo*(a)	6,353	11,224
Duro Felguera S.A.	19,077	120,977
Enagas S.A.	10,830	230,451
Ferrovial S.A.	21,972	324,440
Fomento de Construcciones y Contratas S.A.(a)	7,062	87,240
Indra Sistemas S.A.(a)	12,605	166,517
Mapfre S.A.(a)	134,270	409,805
Obrascon Huarte Lain S.A.	7,366	213,164
Red Electrica Corp. S.A.(a)	4,788	235,456
Repsol YPF S.A.	61,134	1,235,987

Total Spain		5,467,441

Sweden - 3.8%
Axfood AB	1,795	67,601
Bilia AB Class A	3,244	46,625
BillerudKorsnas AB(a)	8,899	83,673
Boliden AB	9,760	183,184
Castellum AB	9,720	137,908
Electrolux AB Series B	7,802	204,481
Fabege AB	6,404	64,725
Hakon Invest AB	6,653	120,983
Hennes & Mauritz AB Class B	35,485	1,224,571
Hoganas AB Class B	1,561	59,628
Intrum Justitia AB	4,150	61,879
Loomis AB Class B	4,123	66,230
Nordea Bank AB	81,857	781,394
Peab AB(a)	11,624	55,463
Ratos AB Class B(a)	14,044	134,925
Scania AB Class B	8,960	184,972
Securitas AB Class B	10,965	95,569
Skandinaviska Enskilda Banken AB Class A	61,403	521,488
Skanska AB Class B	12,492	203,929
Svenska Handelsbanken AB Class A	19,004	678,897
Swedbank AB Class A	29,704	579,884
Tele2 AB Class B	27,189	489,410
TeliaSonera AB	136,045	921,403

Total Sweden		6,968,822

Switzerland - 4.5%
Baloise Holding AG	2,960	253,848
Mobilezone Holding AG	12,017	126,820
Novartis AG	62,432	3,918,412
Roche Holding AG - Genusschein	15,850	3,186,104
Swisscom AG	1,621	697,383

Total Switzerland		8,182,567

United Kingdom - 22.3%
Aberdeen Asset Management PLC	29,830	178,002
Admiral Group PLC	10,722	202,172
AstraZeneca PLC	49,322	2,332,632
Aviva PLC	173,532	1,052,145
BAE Systems PLC	128,426	703,301
BBA Aviation PLC	17,535	63,562
Berendsen PLC	14,143	137,132
BHP Billiton PLC	52,037	1,801,263
BP PLC	513,564	3,546,225
British American Tobacco PLC	46,523	2,360,199
British Land Co. PLC	15,841	144,713
Britvic PLC	9,005	59,561
Cable & Wireless Communications PLC	361,860	207,930
Carillion PLC	12,190	62,813
Centrica PLC	149,138	808,726
Daily Mail & General Trust PLC Class A	20,734	185,704
Darty PLC	113,350	105,023
Electrocomponents PLC	27,768	107,426
Eurasian Natural Resources Corp. PLC	33,484	154,576
Fidessa Group PLC	4,688	115,220
Firstgroup PLC	46,806	159,242
Fresnillo PLC	20,716	621,957
GlaxoSmithKline PLC	143,550	3,115,098
Greene King PLC	23,898	242,983
Halfords Group PLC	9,342	50,476
Hays PLC	57,349	76,721
HSBC Holdings PLC	490,763	5,160,552
ICAP PLC	31,154	155,467
IG Group Holdings PLC	12,252	89,620
Imperial Tobacco Group PLC	24,587	948,398
Inmarsat PLC	19,247	182,867
Interserve PLC	18,623	117,696
Investec PLC	25,299	174,240
J. Sainsbury PLC	56,875	319,046
Kier Group PLC	2,814	60,653
Ladbrokes PLC	31,232	100,672
Laird PLC	17,638	59,291
Legal & General Group PLC	192,357	455,257
Man Group PLC	163,845	220,388
Marks & Spencer Group PLC	45,861	284,994
Marston’s PLC	33,161	66,032
Micro Focus International PLC	3,599	34,048
Moneysupermarket.com Group PLC	47,195	120,443
N. Brown Group PLC	22,543	135,508
National Grid PLC	108,338	1,238,008
Old Mutual PLC	107,973	312,759
Premier Farnell PLC	39,109	123,647
Reed Elsevier PLC	30,633	319,677
Royal Dutch Shell PLC Class B	78,230	2,765,794
RSA Insurance Group PLC	187,647	383,411
Sage Group PLC (The)	38,845	185,829
Segro PLC	44,114	176,830

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    43

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2012

Investments	Shares	Value
Severn Trent PLC	7,269	$185,980
SSE PLC	27,823	641,309
Standard Life PLC	89,534	483,330
Tesco PLC	217,838	1,189,762
TUI Travel PLC(a)	62,715	287,990
Tullett Prebon PLC	10,036	41,077
Unilever PLC	28,161	1,083,054
United Utilities Group PLC	17,579	192,451
Vodafone Group PLC	1,516,716	3,807,846
WM Morrison Supermarkets PLC	44,931	192,083
WS Atkins PLC	7,690	95,376

Total United Kingdom		40,986,187

TOTAL COMMON STOCKS (Cost: $175,164,690)		182,500,493

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund, expiring *(c) (Cost: $389,045)	9,148	411,020

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/10/13* (Cost: $0)	61,134	37,237

TOTAL LONG-TERM INVESTMENTS (Cost: $175,553,735)		182,948,750

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

MONEY MARKET FUND - 2.8%

United States - 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(d) (Cost: $5,101,749)(e)	5,101,749	5,101,749

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $180,655,484)(f)		188,050,499
Liabilities in Excess of Cash and Other Assets - (2.5)%		(4,584,786)

NET ASSETS - 100.0%		$183,465,713

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(e)	At December 31, 2012, the total market value of the Fund’s securities on loan was $4,829,201 and the total market value of the collateral held by the Fund was $5,101,749.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

44    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 10.6%
AGL Energy Ltd.	5,510	$87,981
Amcor Ltd.	10,831	90,745
AMP Ltd.	47,569	237,547
Australia & New Zealand Banking Group Ltd.	39,842	1,036,167
BHP Billiton Ltd.	26,703	1,028,525
Boral Ltd.(a)	17,859	81,025
Brambles Ltd.	13,371	104,252
Coca-Cola Amatil Ltd.	8,876	123,943
Cochlear Ltd.(a)	1,093	89,759
Commonwealth Bank of Australia	23,049	1,487,934
Crown Ltd.	9,417	104,318
Harvey Norman Holdings Ltd.(a)	17,916	35,341
Incitec Pivot Ltd.	24,527	82,248
Macquarie Group Ltd.	4,168	153,573
Metcash Ltd.(a)	32,443	111,825
National Australia Bank Ltd.	41,876	1,086,891
Orica Ltd.	4,790	124,672
Origin Energy Ltd.	12,678	152,946
QBE Insurance Group Ltd.	14,221	160,930
Sonic Healthcare Ltd.	5,258	72,767
Suncorp Group Ltd.	15,750	166,296
Tatts Group Ltd.	33,686	105,268
Telstra Corp., Ltd.	223,457	1,013,809
Toll Holdings Ltd.	10,690	50,608
Wesfarmers Ltd.	14,708	562,694
Westpac Banking Corp.	53,356	1,442,464
Woodside Petroleum Ltd.	7,083	249,139
Woolworths Ltd.	12,573	382,853

Total Australia		10,426,520

Austria - 0.3%
Oesterreichische Post AG	2,957	121,634
OMV AG	4,804	173,255

Total Austria		294,889

Belgium - 0.3%
Belgacom S.A.	6,442	188,590
Elia System Operator S.A.	1,749	78,861

Total Belgium		267,451

Brazil - 2.6%
Banco do Brasil S.A.	42,300	528,879
Banco Santander Brasil S.A.	30,700	224,459
BM&F Bovespa S.A.	22,800	155,897
Centrais Eletricas Brasileiras S.A.	17,100	52,866
Cia Energetica de Minas Gerais	5,450	58,293
Cia Siderurgica Nacional S.A.	17,600	101,947
CPFL Energia S.A.	10,700	111,834
EDP - Energias do Brasil S.A.	9,200	56,121
Natura Cosmeticos S.A.	3,700	105,967
Petroleo Brasileiro S.A.	53,700	512,740
Tractebel Energia S.A.	5,100	83,070
Vale S.A.	28,000	578,188

Total Brazil		2,570,261

Canada - 5.4%
Bank of Montreal	4,567	279,148
Bank of Nova Scotia(a)	7,268	419,423
BCE, Inc.(a)	6,214	266,047
Bell Aliant, Inc.	3,868	102,245
Bonavista Energy Corp.(a)	4,113	61,218
Canadian Imperial Bank of Commerce(a)	3,642	292,508
Canadian Oil Sands Ltd.	6,452	130,699
CI Financial Corp.	3,500	87,632
Crescent Point Energy Corp.	3,500	132,239
Emera, Inc.	1,800	62,802
Encana Corp.(a)	5,700	112,546
Enerplus Corp.(a)	5,600	72,552
First Capital Realty, Inc.	3,400	64,264
Great-West Lifeco, Inc.	10,832	264,898
Husky Energy, Inc.(a)	7,970	235,330
IGM Financial, Inc.	3,700	154,585
Manulife Financial Corp.(a)	16,700	226,591
Pembina Pipeline Corp.(a)	3,165	90,465
Penn West Petroleum Ltd.(a)	9,087	98,563
PetroBakken Energy Ltd. Class A(a)	2,239	23,049
Power Corp. of Canada	5,200	132,546
Power Financial Corp.	8,416	230,242
RioCan Real Estate Investment Trust Class Trust Unit(a)	4,500	124,556
Rogers Communications, Inc. Class B(a)	4,300	195,027
Royal Bank of Canada(a)	10,288	618,706
Shaw Communications, Inc. Class B	4,200	96,342
Sun Life Financial, Inc.(a)	7,504	198,735
Thomson Reuters Corp.	7,800	225,453
TransAlta Corp.(a)	3,500	53,149
TransCanada Corp.(a)	5,062	239,043
Veresen, Inc. Class Common Subscription Recei(a)	5,356	63,635

Total Canada		5,354,238

Chile - 0.3%
Banco de Chile	924,193	149,380
ENTEL Chile S.A.	5,223	107,987

Total Chile		257,367

China - 3.2%
Bank of China Ltd. Class H	937,000	418,279
China CITIC Bank Corp., Ltd. Class H	213,000	126,412
China Construction Bank Corp. Class H	1,951,000	1,565,663
China Petroleum & Chemical Corp. Class H	156,000	176,714
Guangzhou R&F Properties Co., Ltd. Class H	40,000	66,573
Industrial & Commercial Bank of China, Ltd. Class H	792,000	562,003
PetroChina Co., Ltd. Class H	150,000	212,493
Zhejiang Expressway Co., Ltd. Class H	68,000	53,517

Total China		3,181,654

Czech Republic - 0.3%
CEZ AS	5,993	214,094
Telefonica Czech Republic AS	6,384	108,530

Total Czech Republic		322,624

Denmark - 0.1%
TDC A/S	17,764	125,686

Finland - 0.9%
Elisa Oyj	2,969	65,487
Fortum Oyj	10,091	188,251
Metso Oyj	2,261	95,508
Nokia Oyj(a)	54,817	211,464
Sampo Class A	6,378	204,669
Stora Enso Oyj Class R	11,045	76,377
UPM-Kymmene Oyj	7,883	91,510

Total Finland		933,266

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    45

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2012

Investments	Shares	Value
France - 7.8%
AXA S.A.	28,718	$505,455
BNP Paribas S.A.	8,989	504,679
Bouygues S.A.	6,112	180,501
Carrefour S.A.	10,957	279,452
Casino Guichard Perrachon S.A.	1,452	138,022
CIE de St-Gobain	5,011	212,862
Cie Generale des Etablissements Michelin Class B	1,770	167,060
CNP Assurances	10,809	165,378
EDF S.A.	23,806	438,774
Euler Hermes S.A.	815	69,842
France Telecom S.A.	61,693	678,261
GDF Suez	34,129	700,808
Klepierre	3,598	142,403
Natixis	33,710	113,330
Sanofi	10,389	977,819
Schneider Electric S.A.	3,990	288,429
Suez Environnement Co.	7,740	92,952
Total S.A.	24,978	1,284,638
Veolia Environnement S.A.	9,673	116,753
Vinci S.A.	5,870	278,295
Vivendi S.A.	14,987	334,913

Total France		7,670,626

Germany - 5.5%
Allianz SE	4,569	631,291
Axel Springer AG	1,523	64,826
BASF SE	6,623	621,265
Bayerische Motoren Werke AG	4,083	392,584
Bilfinger Se	819	78,823
Daimler AG	11,370	619,396
Deutsche Boerse AG	3,445	209,881
Deutsche Post AG	12,201	267,024
Deutsche Telekom AG	60,750	688,398
E.ON AG	24,188	449,323
Metro AG	3,570	98,840
Muenchener Rueckversicherungs AG	1,852	332,068
RWE AG	6,425	264,625
Siemens AG	6,952	753,406

Total Germany		5,471,750

Hong Kong - 3.9%
BOC Hong Kong Holdings Ltd.	100,000	310,933
China Merchants Holdings International Co., Ltd.	28,000	89,771
China Mobile Ltd.	139,500	1,624,322
CLP Holdings Ltd.	20,000	167,336
CNOOC Ltd.	277,000	599,684
Hang Seng Bank Ltd.	16,800	257,283
Hong Kong Exchanges and Clearing Ltd.	8,700	148,052
Hopewell Holdings Ltd.	21,000	90,087
Power Assets Holdings Ltd.	17,000	145,197
Shanghai Industrial Holdings Ltd.	28,000	98,441
Sun Hung Kai Properties Ltd.	19,000	284,846

Total Hong Kong		3,815,952

Indonesia - 0.4%
Astra Agro Lestari Tbk PT	15,000	30,661
Indo Tambangraya Megah Tbk PT	34,000	146,584
Perusahaan Gas Negara Persero Tbk PT	179,000	85,437
Telekomunikasi Indonesia Persero Tbk PT	142,000	133,344

Total Indonesia		396,026

Ireland - 0.2%
CRH PLC	7,917	159,698

Israel - 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd	92,692	106,080
Israel Chemicals Ltd.	18,026	215,668

Total Israel		321,748

Italy - 2.7%
Atlantia SpA	9,510	171,394
Enel SpA	171,449	709,309
ENI SpA	42,429	1,025,910
Intesa Sanpaolo SpA	137,144	235,054
Mediolanum SpA(a)	8,548	43,208
Snam SpA	44,351	205,472
Telecom Italia SpA	177,668	159,984
Terna Rete Elettrica Nazionale SpA	34,585	137,885

Total Italy		2,688,216

Japan - 4.6%
Astellas Pharma, Inc.	3,700	165,819
Canon, Inc.(a)	8,800	339,929
Chubu Electric Power Co., Inc.	7,600	101,081
Dai Nippon Printing Co., Ltd.	12,000	93,402
Daiichi Sankyo Co., Ltd.	7,600	116,200
Eisai Co., Ltd.	3,200	133,233
Hokkaido Electric Power Co., Inc.	2,800	33,873
ITOCHU Corp.	17,400	182,522
JX Holdings, Inc.	23,000	128,480
Kansai Electric Power Co., Inc. (The)	11,500	120,633
Kyushu Electric Power Co., Inc.	4,900	55,707
Mitsubishi Corp.	14,000	266,674
Mitsui & Co., Ltd.	14,600	216,640
Mizuho Financial Group, Inc.	191,500	347,719
Nippon Telegraph & Telephone Corp.	9,900	415,625
NKSJ Holdings, Inc.	5,572	118,252
NTT DoCoMo, Inc.	325	466,084
Resona Holdings, Inc.	17,400	78,885
Ricoh Co., Ltd.(a)	10,000	104,898
Sankyo Co., Ltd.	1,500	59,417
Sumitomo Corp.	13,100	166,657
Sumitomo Mitsui Financial Group, Inc.	10,700	385,480
Takeda Pharmaceutical Co., Ltd.	7,400	329,925
Toppan Printing Co., Ltd.	11,000	67,681

Total Japan		4,494,816

Malaysia - 0.9%
British American Tobacco Malaysia Bhd	6,200	125,703
DiGi.Com Bhd	86,000	148,770
Malayan Banking Bhd	119,200	358,614
Maxis Bhd	100,200	217,897

Total Malaysia		850,984

Mexico - 0.5%
Grupo Mexico S.A.B de CV Series B	73,900	266,042
Grupo Modelo S.A.B de CV Series C	25,400	226,930

Total Mexico		492,972

Netherlands - 0.7%
Delta Lloyd NV	6,885	111,967
Koninklijke Boskalis Westminster N.V.	698	31,288
Koninklijke Philips Electronics N.V.	9,247	242,545
Randstad Holding NV	2,373	86,990
Reed Elsevier NV	9,078	133,867

See Notes to Schedule of Investments.

46    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2012

Investments	Shares	Value
STMicroelectronics N.V.	15,453	$108,895

Total Netherlands		715,552

New Zealand - 0.2%
Auckland International Airport Ltd.	17,826	39,266
Fletcher Building Ltd.	11,216	77,635
Telecom Corp. of New Zealand Ltd.	40,064	75,195

Total New Zealand		192,096

Norway - 1.2%
Gjensidige Forsikring ASA	5,581	79,625
Orkla ASA	13,000	113,292
Statoil ASA	28,599	714,301
Telenor ASA	13,232	266,768

Total Norway		1,173,986

Philippines - 0.1%
Philippine Long Distance Telephone Co.	2,300	141,711

Poland - 0.8%
Bank Handlowy w Warszawie S.A.	2,463	78,230
Bank Pekao S.A.	1,878	101,640
KGHM Polska Miedz S.A.	3,998	245,442
Powszechna Kasa Oszczednosci Bank Polski S.A.	10,193	121,530
Powszechny Zaklad Ubezpieczen S.A.	959	135,411
Telekomunikacja Polska S.A.	22,503	88,924

Total Poland		771,177

Portugal - 0.4%
EDP-Energias de Portugal S.A.	63,620	192,077
Portugal Telecom, SGPS, S.A.	35,942	177,650

Total Portugal		369,727

Russia - 2.3%
Gazprom Neft JSC ADR	8,797	203,914
Gazprom OAO ADR	110,817	1,048,329
Lukoil OAO ADR	5,814	384,596
MMC Norilsk Nickel OJSC ADR(a)	12,349	227,592
Mobile Telesystems OJSC ADR	12,000	223,800
Novolipetsk Steel OJSC GDR	5,314	107,609
Tatneft ADR	2,535	110,450

Total Russia		2,306,290

Singapore - 1.9%
DBS Group Holdings Ltd.	14,000	170,086
Hutchison Port Holdings Trust Class U	120,215	94,970
Jardine Cycle & Carriage Ltd.	3,000	118,256
Keppel Corp., Ltd.	15,800	142,284
Keppel Land Ltd.	29,000	95,677
SembCorp Marine Ltd.(a)	31,000	116,742
SIA Engineering Co., Ltd.	19,000	68,285
Singapore Airlines Ltd.	27,000	237,618
Singapore Press Holdings Ltd.	35,000	115,473
Singapore Technologies Engineering Ltd.	39,000	121,965
Singapore Telecommunications Ltd.	206,000	556,529
StarHub Ltd.	26,000	80,671

Total Singapore		1,918,556

South Africa - 1.6%
ABSA Group Ltd.	4,693	90,714
African Bank Investments Ltd.(a)	12,825	48,673
Kumba Iron Ore Ltd.(a)	4,362	292,473
MMI Holdings Ltd.	30,849	80,609
MTN Group Ltd.	17,484	365,984
Sanlam Ltd.	22,169	116,980
Sasol	5,248	224,409
Standard Bank Group Ltd.	8,937	125,222
Vodacom Group Ltd.(a)	13,390	195,696

Total South Africa		1,540,760

South Korea - 0.5%
KT Corp.	4,430	146,898
SK Telecom Co., Ltd.	1,249	177,916
S-Oil Corp.	1,300	126,287

Total South Korea		451,101

Spain - 2.0%
Abertis Infraestructuras, S.A.	8,666	141,902
Acciona S.A.	1,309	97,006
Acerinox S.A.	5,656	62,250
ACS Actividades de Construccion y Servicios, S.A.	9,348	234,657
Banco Bilbao Vizcaya Argentaria S.A.	36,926	338,835
CaixaBank(a)	44,882	156,038
Endesa S.A.(a)	7,861	174,840
Gas Natural SDG S.A.	7,206	129,015
Mapfre S.A.(a)	46,723	142,603
Repsol YPF S.A.	18,634	376,736
Zardoya Otis S.A.	5,059	72,034

Total Spain		1,925,916

Sweden - 2.3%
Boliden AB	2,567	48,180
Electrolux AB Series B	4,420	115,843
Hakon Invest AB	2,206	40,115
Hennes & Mauritz AB Class B	12,238	422,328
Nordea Bank AB	28,589	272,906
Ratos AB Class B	7,105	68,260
Securitas AB Class B	4,043	35,238
Skandinaviska Enskilda Banken AB Class A	17,625	149,687
Skanska AB Class B	7,322	119,530
Svenska Handelsbanken AB Class A	4,708	168,188
Swedbank AB Class A	8,734	170,506
Tele2 AB Class B	8,432	151,778
Telefonaktiebolaget LM Ericsson Class B	21,903	219,183
TeliaSonera AB	45,531	308,372

Total Sweden		2,290,114

Switzerland - 2.8%
Kuehne + Nagel International AG	932	112,001
Novartis AG	20,767	1,303,397
Roche Holding AG - Genusschein	4,858	976,536
SGS S.A.	68	150,508
Swisscom AG	553	237,910

Total Switzerland		2,780,352

Taiwan - 2.6%
China Steel Corp.	200,850	189,168
Chunghwa Telecom Co., Ltd.	85,800	279,214
Compal Electronics, Inc.	91,335	61,490
Delta Electronics, Inc.	30,000	110,024
Formosa Chemicals & Fibre Corp.	102,000	263,439
Formosa Petrochemical Corp.	87,000	257,654
Formosa Plastics Corp.	100,000	270,670
HTC Corp.	15,000	155,222
MediaTek, Inc.	15,000	167,103
Mega Financial Holding Co., Ltd.	121,750	94,754
Nan Ya Plastics Corp.	132,000	254,554

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    47

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2012

Investments	Shares	Value
Quanta Computer, Inc.	32,000	$75,264
Taiwan Cement Corp.	58,000	77,696
Taiwan Mobile Co., Ltd.	28,800	106,119
United Microelectronics Corp.	263,000	105,964
Wistron Corp.	55,338	57,360

Total Taiwan		2,525,695

Thailand - 0.7%
Advanced Info Service PCL	26,500	181,056
PTT Global Chemical PCL	51,100	116,934
PTT PCL	25,000	271,330
Shin Corp. PCL	59,900	135,113

Total Thailand		704,433

Turkey - 0.5%
Arcelik A.S.	5,340	35,007
Ford Otomotiv Sanayi A.S.	7,519	90,159
Tupras Turkiye Petrol Rafinerileri A.S.	5,258	151,727
Turk Telekomunikasyon A.S.	52,596	203,936

Total Turkey		480,829

United Kingdom - 15.1%
Admiral Group PLC	2,867	54,060
AstraZeneca PLC	14,620	691,437
Aviva PLC	56,732	343,973
BAE Systems PLC	38,290	209,688
Balfour Beatty PLC	7,409	32,963
Barclays PLC	79,811	340,419
BHP Billiton PLC	17,774	615,248
BP PLC	161,812	1,117,333
British American Tobacco PLC	14,209	720,849
British Land Co. PLC	11,078	101,201
British Sky Broadcasting Group PLC	12,198	152,080
BT Group PLC	62,006	232,928
Centrica PLC	47,770	259,041
Drax Group PLC	3,994	35,350
Eurasian Natural Resources Corp. PLC	16,942	78,211
Fresnillo PLC	7,446	223,551
GlaxoSmithKline PLC	43,908	952,823
HSBC Holdings PLC	161,075	1,693,762
IG Group Holdings PLC	9,788	71,597
Imperial Tobacco Group PLC	7,019	270,745
Inmarsat PLC	7,860	74,678
J. Sainsbury PLC	18,173	101,943
Legal & General Group PLC	77,386	183,152
Man Group PLC	74,509	100,222
Marks & Spencer Group PLC	13,695	85,105
National Grid PLC	35,450	405,097
Old Mutual PLC	39,895	115,562
Pearson PLC	6,750	130,349
Prudential PLC	18,220	256,332
Reckitt Benckiser Group PLC	4,617	291,117
Reed Elsevier PLC	11,079	115,617
Rexam PLC	14,183	100,518
Rio Tinto PLC	9,857	562,632
Royal Dutch Shell PLC Class B	24,989	883,477
RSA Insurance Group PLC	73,776	150,743
Segro PLC	18,546	74,341
Severn Trent PLC	3,121	79,852
SSE PLC	8,356	192,602
Standard Chartered PLC	16,671	426,398
Standard Life PLC	33,661	181,712
Tesco PLC	70,999	387,774
TUI Travel PLC(a)	23,955	110,002
Unilever PLC	9,288	357,210
United Utilities Group PLC	9,736	106,587
Vodafone Group PLC	460,287	1,155,590
WM Morrison Supermarkets PLC	20,877	89,251

Total United Kingdom		14,915,122

United States - 13.0%
Altria Group, Inc.	16,544	519,812
Ameren Corp.	2,564	78,766
American Electric Power Co., Inc.	3,646	155,611
Ares Capital Corp.	6,126	107,205
AT&T, Inc.	48,482	1,634,328
Bristol-Myers Squibb Co.	10,201	332,451
CenturyLink, Inc.	8,070	315,698
Cincinnati Financial Corp.	2,074	81,218
ConocoPhillips	11,342	657,723
Consolidated Edison, Inc.	1,925	106,914
Diamond Offshore Drilling, Inc.(a)	2,097	142,512
Dominion Resources, Inc.	3,640	188,552
DTE Energy Co.	1,516	91,036
Duke Energy Corp.	5,234	333,929
Eli Lilly & Co.	8,138	401,366
Entergy Corp.	1,540	98,175
Exelon Corp.	6,343	188,641
FirstEnergy Corp.	3,480	145,325
Frontier Communications Corp.(a)	37,598	160,919
HCP, Inc.	3,158	142,678
Health Care REIT, Inc.	1,678	102,845
Hospitality Properties Trust	3,466	81,174
Hudson City Bancorp, Inc.	5,382	43,756
Integrys Energy Group, Inc.	1,596	83,343
Kimco Realty Corp.	5,152	99,537
Leggett & Platt, Inc.	3,078	83,783
Liberty Property Trust	2,498	89,353
Lockheed Martin Corp.	2,628	242,538
Lorillard, Inc.	1,104	128,804
Macerich Co. (The)	1,778	103,657
Mack-Cali Realty Corp.	2,614	68,252
Merck & Co., Inc.	23,255	952,060
New York Community Bancorp, Inc.(a)	8,971	117,520
Nucor Corp.	2,881	124,402
NYSE Euronext	2,302	72,605
Old Republic International Corp.	6,356	67,691
Paychex, Inc.	4,655	144,957
Pfizer, Inc.	47,386	1,188,441
PG&E Corp.	2,959	118,893
Pinnacle West Capital Corp.	1,325	67,548
Pitney Bowes, Inc.(a)	6,428	68,394
Plum Creek Timber Co., Inc.	2,498	110,836
PPL Corp.	5,091	145,755
Public Service Enterprise Group, Inc.	3,846	117,688
Reynolds American, Inc.	6,096	252,557
SCANA Corp.	2,130	97,213
Senior Housing Properties Trust	4,365	103,189
Southern Co. (The)	5,755	246,372
Southern Copper Corp.	9,628	364,516
Spectra Energy Corp.	5,369	147,003
Sysco Corp.	4,230	133,922
Verizon Communications, Inc.	21,503	930,435
Waste Management, Inc.	3,458	116,673

See Notes to Schedule of Investments.

48    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2012

Investments	Shares	Value
Windstream Corp.	11,480	$95,054

Total United States		12,793,625

TOTAL COMMON STOCKS (Cost: $90,748,239)		98,093,786

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree DEFA Equity Income Fund(b)	3,725	150,788
WisdomTree Equity Income Fund(a)(b)	1,091	50,088

TOTAL EXCHANGE-TRADED FUNDS (Cost: $192,315)		200,876

RIGHTS - 0.0%

Chile - 0.0%
Banco de Chile, expiring 1/03/13*	898	11

Spain - 0.0%
Repsol S.A., expiring 1/10/13*	18,634	11,350

TOTAL RIGHTS (Cost: $0)		11,361

TOTAL LONG-TERM INVESTMENTS (Cost: $90,940,554)		98,306,023

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%

MONEY MARKET FUND - 5.5%

United States - 5.5%
Dreyfus Institutional Preferred Money Market Fund 0.13%(c) (Cost: $5,391,540)(d)	5,391,540	5,391,540

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $96,332,094)(e)		103,697,563
Liabilities in Excess of Cash and Other Assets - (5.2)%		(5,115,597)

NET ASSETS - 100.0%		$98,581,966

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

MTN - Medium Term Note

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund's securities on loan was $5,129,648 and the total market value of the collateral held by the Fund was $5,391,540.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    49

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 1.8%
Austriamicrosystems AG	435	$46,572
CAT Oil AG	12,449	110,622
POLYTEC Holding AG	5,086	39,361
RHI AG	6,799	223,199
Wienerberger AG	9,383	85,715
Zumtobel AG	8,607	113,702

Total Austria		619,171

Belgium - 2.9%
Arseus NV	4,614	94,288
Barco N.V.	1,165	83,708
EVS Broadcast Equipment S.A.	2,456	143,767
Exmar N.V.	32,045	324,888
Melexis N.V.	5,170	87,792
Recticel S.A.	5,991	41,625
Tessenderlo Chemie N.V.	6,904	226,100

Total Belgium		1,002,168

Denmark - 0.5%
D/S Norden	3,733	107,588
East Asiatic Co., Ltd. A/S	1,986	33,339
NKT Holding A/S	1,133	40,743

Total Denmark		181,670

Finland - 5.1%
Alma Media Oyj	17,065	102,368
Citycon Oyj	19,245	65,208
F-Secure Oyj	23,870	48,779
HKScan Oyj Class A	9,176	43,914
Lassila & Tikanoja Oyj*	7,987	122,570
Oriola-KD Oyj Class B	10,896	32,035
PKC Group Oyj	3,445	70,354
Poyry Oyj	7,175	27,716
Raisio PLC Class V	21,998	89,327
Ramirent Oyj	16,434	135,416
Rautaruukki Oyj	45,527	357,436
Stockmann Oyj Abp Class B(a)	4,881	87,518
Tieto Oyj	13,654	268,041
Tikkurila Oyj	8,107	157,331
Uponor Oyj	10,772	136,337

Total Finland		1,744,350

France - 7.2%
Affine S.A.	5,418	90,074
Akka Technologies	1,445	45,722
Alten Ltd.	5,267	181,586
April	6,619	131,334
Assystem	2,466	48,410
Beneteau S.A.	5,161	56,067
Derichebourg S.A.	32,744	135,984
Faiveley Transport	1,606	103,750
GL Events S.A.	3,481	77,560
Groupe Steria SCA	2,109	39,483
LaCie S.A.*	9,911	57,363
Medica S.A.	3,530	70,275
Mersen	2,525	70,208
Nexans S.A.	3,316	146,478
Nexity S.A.	17,585	592,005
Plastic Omnium S.A.	6,204	186,367
Saft Groupe S.A.	3,282	76,588
Sechilienne-Sidec	6,373	120,823
Societe d’edition de Canal +	28,051	183,063
Trigano S.A.*	2,186	29,800

Total France		2,442,940

Germany - 10.2%
Asian Bamboo AG	2,511	17,380
Balda AG	53,659	238,337
Bauer AG	1,594	40,602
BayWa AG	2,549	109,556
Bechtle AG	2,013	81,343
Bertrandt AG	928	92,678
Comdirect Bank AG	35,209	366,250
CompuGroup Medical AG	3,762	72,637
Delticom AG	1,917	81,634
Drillisch AG	14,916	219,169
Duerr AG	1,561	138,917
Elmos Semiconductor AG	2,375	22,388
Euromicron AG	1,475	35,276
Gildemeister AG	3,807	76,542
Grammer AG	1,142	24,120
H&R AG	4,248	66,227
Hamborner REIT AG	5,961	58,817
Indus Holding AG	2,736	73,081
Kontron AG	7,903	42,865
LPKF Laser & Electronics AG	1,406	29,195
MLP AG	36,453	240,298
NORMA Group	3,383	93,663
Pfeiffer Vacuum Technology AG	1,233	148,855
Prime Office REIT-AG	13,886	59,316
QSC AG	18,714	51,960
Sixt AG	4,834	99,931
SMA Solar Technology AG	6,143	153,961
Solarworld AG(a)	22,899	31,971
Takkt AG	16,350	226,336
Vossloh AG	1,613	158,366
Wincor Nixdorf AG	6,582	307,625

Total Germany		3,459,296

Ireland - 1.9%
FBD Holdings PLC	7,735	106,057
Grafton Group PLC	19,795	102,303
Greencore Group PLC	51,478	85,142
IFG Group PLC	15,949	27,399
Irish Continental Group PLC	5,037	128,499
United Drug PLC	40,219	180,046

Total Ireland		629,446

Italy - 14.9%
ACEA SpA	48,920	293,715
Amplifon SpA	7,129	35,283
Ansaldo STS SpA	16,616	154,441
Astaldi SpA	12,367	82,502
Autostrada Torino-Milano SpA	26,469	272,543
Banca Generali SpA	24,796	422,041
Banca Piccolo Credito Valtellinese Scarl	134,553	206,842
Beni Stabili SpA	422,509	248,494
Brembo SpA	7,868	101,190
Cairo Communications SpA	30,450	99,159
CIR-Compagnie Industriali Riunite SpA(a)	80,257	84,067
Cofide SpA	56,221	29,841
Credito Emiliano SpA	43,407	236,465
Danieli & C Officine Meccaniche SpA	2,601	74,584
Danieli & C Officine Meccaniche SpA RSP	4,824	81,026
ERG SpA	46,799	470,461
Esprinet SpA	7,218	32,070

See Notes to Schedule of Investments.

50    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2012

Investments	Shares	Value
Falck Renewables SpA	31,989	$41,057
Geox SpA(a)	75,398	216,106
Gruppo Editoriale L’Espresso SpA	143,924	166,979
Immobiliare Grande Distribuzione	133,177	143,976
IMMSI SpA	72,224	42,640
Indesit Co. SpA	25,250	192,414
Industria Macchine Automatiche SpA	8,804	167,144
Interpump Group SpA	5,980	45,688
Intesa Sanpaolo SpA RSP	195,705	275,305
Iren SpA	177,425	107,883
Italcementi SpA	16,804	93,935
Italcementi SpA RSP	34,678	97,382
Landi Renzo SpA*	12,926	25,222
MARR SpA	12,744	132,733
Piaggio & C. SpA	45,983	123,067
Sogefi SpA	24,019	61,275
Trevi Finanziaria Industriale SpA(a)	7,406	39,447
Vittoria Assicurazioni SpA	10,811	69,527
Zignago Vetro SpA	16,120	96,062

Total Italy		5,062,566

Netherlands - 5.4%
Accell Group N.V.	3,501	61,435
BE Semiconductor Industries N.V.	4,891	37,336
Beter Bed Holding N.V.	4,908	85,413
BinckBank N.V.	18,857	154,512
Brunel International N.V.	1,847	89,124
CSM	11,468	245,615
Heijmans N.V. CVA	2,947	27,384
Koninklijke BAM Groep N.V.	58,856	250,401
Koninklijke Ten Cate N.V.	3,594	94,151
Koninklijke Wessanen N.V.	6,883	19,919
Mediq N.V.	9,273	156,792
Nieuwe Steen Investments N.V.	28,580	229,094
Sligro Food Group N.V.	6,353	182,174
TKH Group N.V.	5,043	129,649
Unit 4 N.V.	852	25,498
USG People N.V.	7,036	56,056

Total Netherlands		1,844,553

Norway - 5.5%
Atea ASA	30,075	324,244
Austevoll Seafood ASA	31,461	161,114
Cermaq ASA	19,250	289,688
Copeinca ASA	20,226	149,008
Kvaerner ASA	77,422	225,369
SpareBank 1 SMN	29,449	184,147
SpareBank 1 SR Bank ASA	32,561	217,649
Tomra Systems ASA	11,302	102,048
Veidekke ASA	26,679	210,930

Total Norway		1,864,197

Portugal - 4.1%
Altri SGPS S.A.	22,366	46,826
Mota-Engil, SGPS, S.A.	82,254	169,931
REN - Redes Energeticas Nacionais S.A.	78,983	213,990
Sonae	558,152	505,541
Sonaecom, SGPS, S.A.	70,191	137,051
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	85,742	335,736

Total Portugal		1,409,075

Spain - 5.1%
Abengoa S.A.(a)	53,803	169,461
Almirall S.A.	25,099	246,525
Antena 3 de Television S.A.	102,403	526,532
Caja de Ahorros del Mediterraneo*(a)	7,768	13,723
Cie Automotive S.A.	13,526	92,730
Duro Felguera S.A.	51,050	323,734
Faes Farma S.A.	14,838	32,278
Grupo Empresarial Ence S.A.	42,994	120,736
Melia Hotels International S.A.	8,370	63,727
Papeles y Cartones de Europa S.A.(a)	24,865	66,711
Pescanova S.A.	2,209	40,802
Tubos Reunidos S.A.	20,635	48,833

Total Spain		1,745,792

Sweden - 9.6%
AarhusKarlshamn AB	2,777	117,817
Acando AB	19,925	47,167
AF AB Class B	3,818	91,262
B&B Tools AB Class B	4,358	44,046
Bilia AB Class A	8,012	115,153
BillerudKorsnas AB(a)	26,583	249,928
BioGaia AB Class B	1,796	48,313
Byggmax Group AB	8,979	40,027
Clas Ohlson AB Class B	6,169	82,026
Concentric AB	4,991	42,963
Duni AB	6,952	63,050
Fabege AB	30,854	311,839
Gunnebo AB	7,639	28,769
Haldex AB	8,653	44,559
Hexpol AB	1,921	101,432
Hoganas AB Class B	5,307	202,721
Husqvarna AB Class A	15,013	90,556
Industrial & Financial Systems Class B	2,153	34,171
Intrum Justitia AB	11,043	164,657
KNOW IT AB	3,332	23,868
Kungsleden AB	35,522	193,296
Lagercrantz Group AB Class B	2,896	31,384
Lindab International AB(a)	6,819	45,073
Loomis AB Class B	9,465	152,041
Mekonomen AB(a)	4,029	127,891
New Wave Group AB Class B	8,105	31,147
Nolato AB Class B	5,033	60,732
Nordnet AB Class B	24,450	63,141
Proffice AB Class B	11,180	38,496
Skandinaviska Enskilda Banken AB Class C	6,352	52,140
SSAB AB Class B	13,486	99,941
Svenska Handelsbanken AB Class B	2,666	90,855
Sweco AB Class B	10,548	118,363
TradeDoubler AB	12,769	24,535
Transmode Holding AB	1,768	19,636
Wihlborgs Fastigheter AB	11,252	175,557

Total Sweden		3,268,552

Switzerland - 0.4%
Highlight Communications AG	5,741	30,124
Mobilezone Holding AG	8,401	88,659

Total Switzerland		118,783

United Kingdom - 25.0%
A.G.BARR PLC	5,358	43,138
Abcam PLC	4,755	29,777
APR Energy PLC	3,211	42,330

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    51

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2012

Investments	Shares	Value
Avocet Mining PLC	21,247	$24,176
Berendsen PLC	17,537	170,041
Betfair Group PLC	3,364	37,539
Bodycote PLC	13,550	99,754
Brammer PLC	6,582	33,381
Brewin Dolphin Holdings PLC	39,707	133,283
Britvic PLC	32,201	212,983
Cable & Wireless Communications PLC	1,092,417	627,719
Carphone Warehouse Group PLC	51,947	174,368
Chemring Group PLC	21,138	78,890
Chesnara PLC	30,022	94,185
Chime Communications PLC	7,115	26,687
Cineworld Group PLC	16,880	71,683
Clarkson PLC	851	16,600
Computacenter PLC	15,004	102,922
Consort Medical PLC	2,275	28,549
Costain Group PLC	8,743	36,098
Cranswick PLC	3,452	47,639
CSR PLC	9,931	53,885
Dairy Crest Group PLC	17,673	110,371
Darty PLC	143,509	132,966
Dechra Pharmaceuticals PLC	3,539	34,602
Development Securities PLC	13,438	31,236
Devro PLC	10,436	52,401
Dignity PLC	1,405	24,894
Diploma PLC	7,758	69,926
Domino Printing Sciences PLC	8,645	81,926
Domino’s Pizza Group PLC	8,610	69,614
E2V Technologies PLC	12,144	24,231
F&C Asset Management PLC	69,467	115,403
Fenner PLC	10,547	67,942
Fiberweb PLC	19,152	21,481
Fidessa Group PLC	4,932	121,217
Fortune Oil PLC	392,932	67,065
Galliford Try PLC	6,210	75,102
Genus PLC	1,953	44,349
Go-Ahead Group PLC	5,912	122,911
Greggs PLC	6,252	46,138
Halfords Group PLC	42,397	229,078
Hargreaves Services PLC	5,679	60,003
Headlam Group PLC	9,329	50,042
Helical Bar PLC	13,612	50,946
Hill & Smith Holdings PLC	9,900	64,048
Hogg Robinson Group PLC	19,121	16,007
Homeserve PLC	55,957	213,752
Huntsworth PLC	49,798	32,581
Interserve PLC	19,855	125,482
ITE Group PLC	19,217	76,937
James Fisher & Sons PLC	8,753	115,247
James Halstead PLC	6,756	65,891
JD Sports Fashion PLC	4,282	47,679
JD Wetherspoon PLC	9,706	84,092
John Menzies PLC	5,440	56,726
Kcom Group PLC	60,914	72,331
Keller Group PLC	8,844	99,697
Kier Group PLC	4,860	104,753
Laird PLC	26,137	87,860
Lookers PLC	32,175	39,487
Low & Bonar PLC	20,568	17,636
LSL Property Services PLC	11,360	47,826
Marshalls PLC	20,975	33,242
Marston’s PLC	78,891	157,091
May Gurney Integrated Services PLC	6,205	18,420
Mears Group PLC	6,578	35,071
Mecom Group PLC	83,982	101,702
Micro Focus International PLC	14,292	135,208
Moneysupermarket.com Group PLC	87,206	222,553
Morgan Crucible Co., PLC	21,124	92,264
Morgan Sindall Group PLC	6,548	54,869
N. Brown Group PLC	36,508	219,453
NCC Group PLC	11,406	28,321
New World Resources PLC Class A	38,745	212,432
Novae Group PLC	9,373	60,467
Oxford Instruments PLC	1,131	26,161
Pace PLC	16,527	50,613
Petropavlovsk PLC	13,698	80,381
Premier Farnell PLC	56,161	177,559
Rank Group PLC	15,752	37,101
Restaurant Group PLC	14,769	92,883
RPC Group PLC	10,860	70,082
RPS Group PLC	13,752	47,368
RWS Holdings PLC	2,967	29,323
Savills PLC	12,360	94,027
SDL PLC	1,141	9,505
Senior PLC	18,952	61,490
Shanks Group PLC	41,051	58,221
SIG PLC	34,110	67,089
Smiths News PLC	36,238	94,248
Sportingbet PLC(a)	87,021	75,677
ST Modwen Properties PLC	10,277	38,372
Sthree PLC	25,007	134,548
Synergy Health PLC	2,032	36,036
Telecom Plus PLC	5,092	76,521
TT electronics PLC	10,577	24,758
Tullett Prebon PLC	34,963	143,104
Vitec Group PLC (The)	2,875	29,687
WH Smith PLC	15,849	172,609
WS Atkins PLC	9,901	122,798
Yule Catto & Co. PLC	12,045	36,926

Total United Kingdom		8,515,683

TOTAL COMMON STOCKS (Cost: $30,631,889)		33,908,242

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/04/13* (Cost: $0)	14,838	665

TOTAL LONG-TERM INVESTMENTS (Cost: $30,631,889)		33,908,907

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

MONEY MARKET FUND - 3.5%

United States - 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(b) (Cost: $1,196,791)(c)	1,196,791	1,196,791

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $31,828,680)(d)		35,105,698
Liabilities in Excess of Other Assets - (3.1)%		(1,051,286)

NET ASSETS - 100.0%		$34,054,412

REIT	-	Real Estate Investment Trust
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $1,131,967 and the total market value of the collateral held by the Fund was $1,196,791.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

52    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 98.0%

Japan - 98.0%

Agriculture - 2.9%
Japan Tobacco, Inc.	1,274,600	$35,968,588

Apparel - 0.1%
Asics Corp.	59,792	905,887
Descente Ltd.	78,252	480,562

Total Apparel		1,386,449

Auto Manufacturers - 11.9%
Daihatsu Motor Co., Ltd.	569,000	11,259,573
Fuji Heavy Industries Ltd.	496,000	6,172,393
Hino Motors Ltd.	461,000	4,121,356
Honda Motor Co., Ltd.	1,346,377	48,971,904
Isuzu Motors Ltd.	752,191	4,445,378
Nissan Motor Co., Ltd.	3,703,700	34,738,920
Suzuki Motor Corp.	145,836	3,781,464
Toyota Motor Corp.	695,717	32,225,138

Total Auto Manufacturers		145,716,126

Auto Parts & Equipment - 5.5%
Aisin Seiki Co., Ltd.	187,508	5,777,150
Akebono Brake Industry Co., Ltd.	116,800	543,036
Bridgestone Corp.	283,968	7,304,052
Denso Corp.	516,114	17,745,989
Exedy Corp.	53,700	1,173,183
FCC Co., Ltd.	47,500	981,148
JTEKT Corp.	191,778	1,805,439
Keihin Corp.	56,000	792,737
Koito Manufacturing Co., Ltd.	71,501	1,032,016
KYB Co., Ltd.	121,000	485,595
Musashi Seimitsu Industry Co., Ltd.	26,900	563,729
NGK Insulators Ltd.	415,012	4,876,565
NGK Spark Plug Co., Ltd.	114,000	1,503,036
NHK Spring Co., Ltd.	31,000	253,120
Nifco, Inc.	70,000	1,541,433
Nippon Seiki Co., Ltd.	11,000	118,441
Nissin Kogyo Co., Ltd.	50,700	778,106
NOK Corp.	52,800	817,052
Riken Corp.	99,000	364,101
Sanden Corp.	144,000	606,211
Stanley Electric Co., Ltd.	177,926	2,510,492
Sumitomo Electric Industries Ltd.	526,800	6,019,527
Sumitomo Rubber Industries Ltd.	252,396	3,021,221
Takata Corp.	7,800	158,138
Tokai Rika Co., Ltd.	62,614	863,192
Toyo Tire & Rubber Co., Ltd.	58,000	171,723
Toyoda Gosei Co., Ltd.	122,240	2,458,513
Toyota Boshoku Corp.	96,800	1,110,572
TS Tech Co., Ltd.	51,800	924,390
Unipres Corp.	5,600	122,278
Yokohama Rubber Co., Ltd. (The)	133,917	960,256

Total Auto Parts & Equipment		67,382,441

Banks - 5.4%
Mitsubishi UFJ Financial Group, Inc.	12,305,813	65,610,129

Beverages - 1.0%
Kirin Holdings Co., Ltd.	1,073,274	12,561,768

Building Materials - 1.8%
Asahi Glass Co., Ltd.(a)	1,883,194	13,634,181
Central Glass Co., Ltd.	166,000	556,757
Daikin Industries Ltd.	160,620	5,465,148
Fujitec Co., Ltd.	38,000	273,359
Rinnai Corp.	12,800	866,015
Sanwa Holdings Corp.	190,831	836,465

Total Building Materials		21,631,925

Chemicals - 8.5%
ADEKA Corp.	63,800	547,500
Asahi Kasei Corp.	1,422,288	8,339,791
Chugoku Marine Paints Ltd.	83,000	496,282
Daicel Corp.	474,000	3,108,287
Denki Kagaku Kogyo K.K.	715,000	2,422,888
DIC Corp.	685,715	1,260,957
Hitachi Chemical Co., Ltd.	209,615	3,132,164
JSR Corp.	208,817	3,958,261
Kaneka Corp.	609,925	3,068,494
Kansai Paint Co., Ltd.	81,000	868,409
Kuraray Co., Ltd.	414,336	5,390,944
Kureha Corp.	176,000	637,113
Lintec Corp.	55,300	1,024,583
Mitsubishi Chemical Holdings Corp.	1,371,163	6,755,513
Mitsubishi Gas Chemical Co., Inc.	497,109	3,018,357
Mitsui Chemicals, Inc.	1,184,000	3,053,629
Nihon Nohyaku Co., Ltd.	30,000	158,908
Nihon Parkerizing Co., Ltd.	13,000	185,532
Nippon Carbon Co., Ltd.	46,000	94,697
Nippon Paint Co., Ltd.	106,000	907,188
Nippon Shokubai Co., Ltd.	113,000	1,152,675
Nippon Soda Co., Ltd.	44,000	200,497
Nippon Synthetic Chemical Industry Co., Ltd. (The)	37,000	268,305
Nissan Chemical Industries Ltd.	212,265	2,494,203
Nitto Denko Corp.	184,667	9,012,835
Sakata INX Corp.	61,000	313,942
Sanyo Chemical Industries Ltd.	76,000	449,153
Shin-Etsu Chemical Co., Ltd.	331,060	20,024,794
Showa Denko K.K.(a)	614,181	930,523
Sumitomo Bakelite Co., Ltd.	225,000	934,193
Sumitomo Chemical Co., Ltd.	1,950,010	6,066,648
Taiyo Holdings Co., Ltd.	50,700	1,427,797
Taiyo Nippon Sanso Corp.	530,022	3,028,172
Takasago International Corp.	28,000	149,610
Tosoh Corp.	949,370	2,261,843
Toyo Ink SC Holdings Co., Ltd.	604,000	2,577,644
Ube Industries Ltd.	1,270,241	3,026,307
Zeon Corp.	106,000	910,866

Total Chemicals		103,659,504

Computers - 0.9%
Fujitsu Ltd.	1,935,000	8,056,439
TDK Corp.(a)	81,764	2,940,913

Total Computers		10,997,352

Cosmetics/Personal Care - 2.1%
Kao Corp.	517,662	13,464,660
Mandom Corp.	13,900	381,963
Pigeon Corp.	16,400	783,346
Shiseido Co., Ltd.	551,863	7,767,504
Unicharm Corp.	62,000	3,223,154

Total Cosmetics/Personal Care		25,620,627

Distribution/Wholesale - 9.6%
Ai Holdings Corp.	68,411	485,796
Hakuto Co., Ltd.	56,300	516,347
Hitachi High-Technologies Corp.	48,400	993,581

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    53

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2012

Investments	Shares	Value
Inabata & Co., Ltd.	113,400	$759,366
ITOCHU Corp.	2,540,443	26,648,723
Japan Pulp & Paper Co., Ltd.	57,000	187,220
Marubeni Corp.	2,020,278	14,346,275
Mitsui & Co., Ltd.	2,882,418	42,770,396
Nagase & Co., Ltd.	102,300	1,125,164
Sojitz Corp.	1,500,200	2,203,498
Sumitomo Corp.	1,648,814	20,976,064
Toyota Tsusho Corp.	276,910	6,770,228

Total Distribution/Wholesale		117,782,658

Diversified Financial Services - 1.5%
Hitachi Capital Corp.	138,300	2,832,699
Nomura Holdings, Inc.	2,649,900	15,415,482

Total Diversified Financial Services		18,248,181

Electrical Components & Equipment - 3.3%
Brother Industries Ltd.	267,309	2,844,206
Casio Computer Co., Ltd.(a)	365,300	3,181,298
Fujikura Ltd.	241,000	744,197
GS Yuasa Corp.(a)	533,000	2,132,863
Hitachi Ltd.	2,507,000	14,613,173
Mitsubishi Electric Corp.	1,286,000	10,872,214
Nidec Corp.	74,040	4,298,627
Tatsuta Electric Wire and Cable Co., Ltd.	15,051	130,553
Ushio, Inc.	145,700	1,587,341

Total Electrical Components & Equipment		40,404,472

Electronics - 5.0%
Advantest Corp.	69,800	1,088,191
Alps Electric Co., Ltd.	184,800	1,102,837
Anritsu Corp.	72,000	849,361
Cosel Co., Ltd.	50,700	622,719
Dainippon Screen Manufacturing Co., Ltd.	15,000	90,730
enplas Corp.	8,392	374,639
Fujitsu General Ltd.	19,000	178,650
Hamamatsu Photonics K.K.	65,600	2,367,108
Hirose Electric Co., Ltd.	18,920	2,251,626
Horiba Ltd.	9,200	264,833
Hoya Corp.	272,357	5,326,498
Ibiden Co., Ltd.	75,301	1,189,628
IDEC Corp.	65,500	606,026
Japan Aviation Electronics Industry Ltd.	19,000	139,976
Keyence Corp.	4,310	1,189,842
Koa Corp.	54,800	439,845
Kuroda Electric Co., Ltd.	54,600	642,204
Kyocera Corp.	122,025	10,965,527
Minebea Co., Ltd.(a)	251,000	882,484
Murata Manufacturing Co., Ltd.	157,200	9,181,287
Nichicon Corp.	49,700	421,902
Nidec Copal Corp.	55,800	433,028
Nihon Dempa Kogyo Co., Ltd.	3,300	42,822
Nippon Electric Glass Co., Ltd.	605,018	3,407,665
Ryosan Co., Ltd.	38,200	674,183
Sanshin Electronics Co., Ltd.	59,600	400,481
Sanyo Denki Co., Ltd.	32,000	174,313
SMK Corp.	33,000	88,926
Sodick Co., Ltd.	67,700	313,973
Star Micronics Co., Ltd.	76,000	759,429
Taiyo Yuden Co., Ltd.	10,000	87,203
Tokyo Seimitsu Co., Ltd.	9,600	156,216
Toshiba Corp.	3,509,000	13,676,436
Yaskawa Electric Corp.	110,000	1,047,013

Total Electronics		61,437,601

Engineering & Construction - 0.4%
Chiyoda Corp.	76,000	1,079,373
JGC Corp.	120,018	3,714,430
Penta-Ocean Construction Co., Ltd.(a)	46,500	124,767
Toyo Engineering Corp.	34,000	159,649

Total Engineering & Construction		5,078,219

Environmental Control - 0.0%
Hitachi Zosen Corp.	350,500	490,493

Food - 0.9%
Ajinomoto Co., Inc.	466,433	6,165,881
Fuji Oil Co., Ltd.	54,300	784,372
Kikkoman Corp.	88,000	1,251,836
Nisshin Oillio Group Ltd. (The)	100,000	370,092
Yakult Honsha Co., Ltd.	45,700	1,995,229

Total Food		10,567,410

Hand/Machine Tools - 1.2%
Asahi Diamond Industrial Co., Ltd.	29,500	289,660
Disco Corp.	2,700	139,739
Fuji Electric Co., Ltd.	497,000	1,212,826
Hitachi Koki Co., Ltd.	246,796	2,006,564
Makita Corp.	127,265	5,843,313
OSG Corp.	53,100	731,418
SMC Corp.	15,520	2,792,936
THK Co., Ltd.	48,400	859,798
Union Tool Co.	10,700	165,577

Total Hand/Machine Tools		14,041,831

Healthcare-Products - 0.7%
ASAHI INTECC Co., Ltd.	11,401	437,765
Nipro Corp.(a)	286,000	2,017,695
Shimadzu Corp.	111,000	753,565
Sysmex Corp.	44,200	2,026,866
Terumo Corp.	76,228	3,001,866

Total Healthcare-Products		8,237,757

Home Furnishings - 0.5%
Alpine Electronics, Inc.	53,500	490,667
Foster Electric Co., Ltd.	7,600	122,704
Hoshizaki Electric Co., Ltd.	48,800	1,293,018
Sony Corp.	429,721	4,761,148

Total Home Furnishings		6,667,537

Housewares - 0.0%
Noritake Co., Ltd.	163,000	393,998

Internet - 0.5%
Trend Micro, Inc.(a)	196,818	5,902,378

Iron/Steel - 1.6%
Daido Metal Co., Ltd.	10,000	86,509
Hitachi Metals Ltd.	100,018	845,581
Japan Steel Works Ltd. (The)	446,018	2,878,368
JFE Holdings, Inc.	283,116	5,245,496
Nippon Steel Corp.	3,148,010	7,645,661
Topy Industries Ltd.	51,000	120,326
Yamato Kogyo Co., Ltd.	58,840	1,706,710
Yodogawa Steel Works Ltd.	127,000	433,297

Total Iron/Steel		18,961,948

Leisure Time - 0.1%
DUNLOP Sports Co., Ltd.	40,961	480,361

See Notes to Schedule of Investments.

54    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2012

Investments	Shares	Value
Mizuno Corp.	42,000	$187,984
Yamaha Corp.	58,700	616,430

Total Leisure Time		1,284,775

Machinery-Construction & Mining - 1.7%
Hitachi Construction Machinery Co., Ltd.(a)	148,700	3,081,830
Komatsu Ltd.	694,806	17,549,948

Total Machinery-Construction & Mining		20,631,778

Machinery-Diversified - 5.0%
Amada Co., Ltd.	508,014	3,260,831
Daifuku Co., Ltd.	114,500	732,302
Daihen Corp.	73,000	213,601
Ebara Corp.	161,000	670,329
FANUC Corp.	123,127	22,670,235
Hisaka Works Ltd.	12,000	98,814
IHI Corp.	1,343,690	3,449,941
Kawasaki Heavy Industries Ltd.	1,323,355	3,550,782
Komori Corp.	62,400	516,001
Kubota Corp.	846,954	9,658,204
Makino Milling Machine Co., Ltd.	70,000	428,266
Max Co., Ltd.	48,000	584,005
Mitsubishi Heavy Industries Ltd.	1,990,016	9,551,340
Nabtesco Corp.	56,200	1,241,450
Nippon Thompson Co., Ltd.	51,000	226,496
OKUMA Corp.	36,000	244,816
Sumitomo Heavy Industries Ltd.	660,000	3,106,691
Torishima Pump Manufacturing Co., Ltd.	45,000	359,105
TOYO KANETSU K.K.	111,000	228,509
Tsubakimoto Chain Co.	90,000	503,788
Tsugami Corp.	19,000	123,715

Total Machinery-Diversified		61,419,221

Metal Fabricate/Hardware - 0.5%
Hanwa Co., Ltd.	238,000	924,860
MISUMI Group, Inc.	26,100	707,551
Nippon Steel Trading Co., Ltd.	54,000	143,642
NSK Ltd.	553,000	3,894,952
Oiles Corp.	12,000	240,791
Ryobi Ltd.	112,000	301,810

Total Metal Fabricate/Hardware		6,213,606

Mining - 0.9%
Mitsubishi Materials Corp.	611,000	2,063,401
Mitsui Mining & Smelting Co., Ltd.	256,000	624,715
OSAKA Titanium Technologies Co.(a)	15,500	342,752
Sumitomo Metal Mining Co., Ltd.	601,000	8,396,554

Total Mining		11,427,422

Miscellaneous Manufacturing - 1.6%
Amano Corp.	72,233	626,551
FUJIFILM Holdings Corp.	395,702	7,885,209
Konica Minolta Holdings, Inc.	563,032	4,011,192
Nikkiso Co., Ltd.	14,000	148,476
Nikon Corp.	185,900	5,430,907
Shin-Etsu Polymer Co., Ltd.	75,900	287,922
Tokai Rubber Industries Ltd.	56,200	562,228
Toyo Tanso Co., Ltd.	2,400	48,908

Total Miscellaneous Manufacturing		19,001,393

Office/Business Equipment - 6.2%
Canon, Inc.(a)	1,583,956	61,185,602
Ricoh Co., Ltd.	958,008	10,049,306
RISO KAGAKU Corp.	20,430	381,829
Sato Holdings Corp.	52,800	848,806
Seiko Epson Corp.(a)	194,900	1,571,102
Toshiba TEC Corp.	417,000	2,107,546

Total Office/Business Equipment		76,144,191

Packaging & Containers - 0.0%
Fuji Seal International, Inc.	20,200	406,032

Pharmaceuticals - 11.8%
Astellas Pharma, Inc.	581,470	26,059,056
Daiichi Sankyo Co., Ltd.	1,145,829	17,519,065
Dainippon Sumitomo Pharma Co., Ltd.	346,308	4,145,363
Eisai Co., Ltd.	414,913	17,275,045
Kyowa Hakko Kirin Co., Ltd.	596,022	5,852,341
Otsuka Holdings Co., Ltd.	300,519	8,459,645
Seikagaku Corp.	48,400	514,983
Shionogi & Co., Ltd.	523,547	8,701,059
Takeda Pharmaceutical Co., Ltd.	1,241,058	55,331,968

Total Pharmaceuticals		143,858,525

Retail - 1.9%
Citizen Holdings Co., Ltd.	129,200	675,399
Seven & I Holdings Co., Ltd.	735,436	20,728,127
Shimamura Co., Ltd.	13,100	1,269,624

Total Retail		22,673,150

Semiconductors - 0.8%
Rohm Co., Ltd.	103,500	3,350,448
Shinko Electric Industries Co., Ltd.	117,400	926,003
Tokyo Electron Ltd.	128,900	5,866,206

Total Semiconductors		10,142,657

Shipbuilding - 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.	1,343,000	2,050,263
Sasebo Heavy Industries Co., Ltd.	496,000	585,115

Total Shipbuilding		2,635,378

Software - 0.2%
Capcom Co., Ltd.	78,000	1,187,162
Square Enix Holdings Co., Ltd.	69,800	883,953

Total Software		2,071,115

Telecommunications - 0.0%
Hitachi Kokusai Electric, Inc.	32,000	233,898

Textiles - 0.9%
Kurabo Industries Ltd.	267,000	453,929
Nisshinbo Holdings, Inc.	114,000	954,560
Seiren Co., Ltd.	63,900	396,858
Teijin Ltd.	635,000	1,564,274
Toray Industries, Inc.	1,151,853	7,020,488
Toyobo Co., Ltd.	700,000	995,779

Total Textiles		11,385,888

Toys/Games/Hobbies - 0.7%
Nintendo Co., Ltd.	56,100	5,949,656
Sanrio Co., Ltd.(a)	53,177	1,686,977
Tomy Co., Ltd.(a)	59,500	328,243

Total Toys/Games/Hobbies		7,964,876

Transportation - 0.2%
Nippon Yusen K.K.	975,014	2,266,557

TOTAL COMMON STOCKS (Cost: $1,186,398,450)		1,198,509,854

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    55

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2012

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

MONEY MARKET FUND - 3.8%

United States - 3.8%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $46,405,573)(c)	46,405,573	$46,405,573

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $1,232,804,023)(d)		1,244,915,427
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%		(22,190,976)

NET ASSETS - 100.0%		$1,222,724,451

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31,2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $44,150,006 and the total market value of the collateral held by the Fund was $46,405,573.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

56    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 0.8%
ALS Ltd.	7,499	$84,083
Fortescue Metals Group Ltd.(a)	38,713	186,892
Iluka Resources Ltd.(a)	19,299	180,726
Ramsay Health Care Ltd.	4,200	118,953

Total Australia		570,654

Austria - 0.2%
Andritz AG	1,851	118,455

Belgium - 2.4%
Anheuser-Busch InBev NV	17,305	1,499,853
Umicore S.A.	1,863	102,398

Total Belgium		1,602,251

Brazil - 8.8%
Banco Bradesco S.A.	31,897	528,735
BR Malls Participacoes S.A.	2,300	30,352
CCR S.A.	33,316	316,482
Cia de Bebidas das Americas	27,600	1,128,264
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	199,408
Cia Energetica de Minas Gerais	15,600	166,857
Cielo S.A.	12,000	334,007
EcoRodovias Infraestrutura e Logistica S.A.	14,900	125,895
Itau Unibanco Holding S.A.	24,598	374,586
Multiplus S.A.	3,099	72,227
Souza Cruz S.A.	30,800	463,467
Tractebel Energia S.A.	17,500	285,043
Ultrapar Participacoes S.A.	6,200	140,170
Vale S.A.	80,500	1,662,290
WEG S.A.	9,400	123,956

Total Brazil		5,951,739

Canada - 3.1%
Barrick Gold Corp.	8,099	283,225
Brookfield Asset Management, Inc. Class A(a)	7,097	259,732
Brookfield Office Properties, Inc.	8,200	139,673
Enbridge, Inc.(a)	10,300	445,020
First Capital Realty, Inc.	4,900	92,616
Intact Financial Corp.	1,499	97,509
Pacific Rubiales Energy Corp.	2,600	60,345
RioCan Real Estate Investment Trust(a)	10,000	276,790
Shaw Communications, Inc. Class B	10,800	247,737
TMX Group Ltd.	1,517	77,275
Yamana Gold, Inc.	5,500	94,511

Total Canada		2,074,433

Chile - 1.5%
Antarchile S.A.	7,600	117,460
Banco de Chile	1,769,831	286,064
Banco de Credito e Inversiones	1,749	120,348
Cia Cervecerias Unidas S.A.	7,728	121,663
Empresas Copec S.A.	13,199	187,195
Latam Airlines Group S.A.	3,400	79,894
Sociedad Matriz Banco de Chile Class B	197,894	78,116

Total Chile		990,740

China - 2.3%
China BlueChemical Ltd. Class H	110,000	73,798
China CITIC Bank Corp., Ltd. Class H	494,000	293,181
China Merchants Bank Co., Ltd. Class H(a)	75,000	165,466
China National Building Material Co., Ltd. Class H(a)	86,000	125,823
China Petroleum & Chemical Corp. Class H	440,000	498,423
Chongqing Rural Commercial Bank Co., Ltd. Class H	266,000	145,512
PICC Property & Casualty Co., Ltd. Class H	174,000	243,798
Zhuzhou CSR Times Electric Co., Ltd. Class H	10,000	37,028

Total China		1,583,029

Denmark - 1.3%
Novo Nordisk A/S Class B	5,483	887,980

Finland - 0.6%
Kone Oyj Class B	4,019	295,665
Nokian Renkaat Oyj	3,099	122,980

Total Finland		418,645

France - 3.1%
Bureau Veritas S.A.	1,274	142,182
Christian Dior S.A.	2,597	439,113
Cie Generale d’Optique Essilor International S.A.	1,551	155,449
Dassault Systemes S.A.	824	91,504
Hermes International	576	171,852
LVMH Moet Hennessy Louis Vuitton S.A.	6,076	1,111,871

Total France		2,111,971

Germany - 5.6%
Adidas AG	1,799	159,693
Bayerische Motoren Werke AG	11,931	1,147,177
Brenntag AG	867	113,654
Continental AG	2,250	259,827
GEA Group AG	2,900	93,558
SAP AG	15,203	1,216,448
Volkswagen AG	3,724	799,057

Total Germany		3,789,414

Hong Kong - 13.5%
Beijing Enterprises Holdings Ltd.	11,500	74,927
China Merchants Holdings International Co., Ltd.	72,000	230,839
China Mobile Ltd.	428,000	4,983,583
China Overseas Land & Investment Ltd.	76,000	226,504
CLP Holdings Ltd.	49,500	414,158
CNOOC Ltd.	818,000	1,770,908
Guangdong Investment Ltd.	114,000	89,572
Henderson Land Development Co., Ltd.	34,000	239,948
Lenovo Group Ltd.	78,000	70,645
SJM Holdings Ltd.	108,000	250,811
Sun Hung Kai Properties Ltd.	51,000	764,587

Total Hong Kong		9,116,482

Indonesia - 3.5%
Astra International Tbk PT	679,631	535,948
Bank Central Asia Tbk PT	208,000	196,399
Bank Mandiri Persero Tbk PT	397,001	333,666
Bank Rakyat Indonesia Persero Tbk PT	251,489	181,359
Bukit Asam Persero Tbk	58,500	91,658
Gudang Garam Tbk PT	17,000	99,310
Indo Tambangraya Megah Tbk PT	64,500	278,078
Indofood Sukses Makmur Tbk PT	196,500	119,276
Semen Gresik Persero Tbk PT	84,000	138,148
Unilever Indonesia Tbk PT	110,500	239,058

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    57

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

December 31, 2012

Investments	Shares	Value
United Tractors Tbk PT	69,900	$142,883

Total Indonesia		2,355,783

Italy - 0.5%
Fiat Industrial SpA	14,098	153,434
Luxottica Group SpA	4,200	172,043

Total Italy		325,477

Japan - 3.3%
Electric Power Development Co., Ltd.	3,000	71,058
FANUC Corp.	2,400	441,890
Fast Retailing Co., Ltd.	900	227,329
Hitachi Ltd.	42,000	244,816
JGC Corp.	4,000	123,796
Lawson, Inc.	2,100	142,566
Resona Holdings, Inc.	48,000	217,614
Softbank Corp.	9,300	337,732
Sumitomo Mitsui Trust Holdings, Inc.	78,000	271,532
TonenGeneral Sekiyu K.K.(a)	15,000	129,416

Total Japan		2,207,749

Malaysia - 4.3%
AMMB Holdings Bhd	48,000	106,736
DiGi.Com Bhd	210,900	364,834
Genting Bhd	80,000	92,871
Hong Leong Bank Bhd	19,000	91,831
Hong Leong Financial Group Bhd	17,000	73,381
IOI Corp. Bhd	109,000	181,786
Kuala Lumpur Kepong Bhd	22,000	172,662
Malayan Banking Bhd	283,900	854,114
Petronas Dagangan Bhd	27,500	211,331
Petronas Gas Bhd	24,000	153,198
Public Bank Bhd	54,000	287,482
Sime Darby Bhd	98,000	305,088
YTL Corp. Bhd	72,426	45,000

Total Malaysia		2,940,314

Mexico - 3.5%
Alfa S.A.B de C.V. Class A	50,000	105,421
Coca-Cola Femsa S.A.B de C.V. Series L	17,200	253,430
Fomento Economico Mexicano S.A.B de C.V.	27,200	270,848
Grupo Financiero Inbursa S.A.B de C.V. Class O	37,700	113,832
Grupo Mexico S.A.B de C.V. Series B	204,374	735,753
Grupo Modelo S.A.B de C.V. Series C	73,100	653,093
Industrias Penoles S.A.B. de C.V.	4,685	234,838

Total Mexico		2,367,215

Netherlands - 0.2%
ASML Holding N.V.	2,155	136,375

Norway - 2.8%
Statoil ASA	76,724	1,916,291

Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	130,100	167,764
Bank of The Philippine Islands	64,600	149,455
Globe Telecom, Inc.	4,250	113,023
Philippine Long Distance Telephone Co.	6,375	392,785
SM Investments Corp.	7,600	163,244
SM Prime Holdings, Inc.	235,700	94,710

Total Philippines		1,080,981

Poland - 0.9%
KGHM Polska Miedz S.A.	10,212	626,928

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	6,499	125,097

Russia - 1.3%
Gazprom Neft JSC ADR	26,191	607,107
Uralkali OJSC Reg S GDR	6,623	253,065

Total Russia		860,172

Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	7,390	291,305

South Africa - 5.2%
AngloGold Ashanti Ltd.	2,900	89,669
Bidvest Group Ltd.	4,799	121,887
Exxaro Resources Ltd.(a)	7,200	143,416
FirstRand Ltd.	89,391	326,614
Foschini Group Ltd. (The)	4,600	76,311
Imperial Holdings Ltd.	3,700	86,687
Kumba Iron Ore Ltd.(a)	14,195	951,776
Naspers Ltd. Class N	1,400	89,633
Sasol Ltd.	13,499	577,228
Shoprite Holdings Ltd.	5,000	120,515
Tiger Brands Ltd.(a)	3,200	122,672
Truworths International Ltd.	7,399	94,768
Vodacom Group Ltd.(a)	41,869	611,918
Woolworths Holdings Ltd.	14,699	123,006

Total South Africa		3,536,100

South Korea - 2.0%
Hyundai Mobis	398	107,068
KB Financial Group, Inc.	4,000	141,606
Kia Motors Corp.	2,033	107,292
KT&G Corp.	3,099	233,892
OCI Co., Ltd.	133	20,561
Samsung Engineering Co., Ltd.	389	60,136
Samsung Fire & Marine Insurance Co., Ltd.	600	122,177
Samsung Life Insurance Co., Ltd.	2,323	204,618
SK Holdings Co., Ltd.	364	60,861
SK Innovation Co., Ltd.	1,024	166,430
Woori Finance Holdings Co., Ltd.	9,500	104,710

Total South Korea		1,329,351

Spain - 2.3%
Amadeus IT Holding S.A. Class A	6,699	168,249
CaixaBank(a)	109,740	381,525
Inditex S.A.	7,370	1,025,102

Total Spain		1,574,876

Sweden - 0.3%
Assa Abloy AB Class B	4,700	175,488

Switzerland - 5.6%
Nestle SA	57,854	3,766,973

Taiwan - 1.2%
Catcher Technology Co., Ltd.	11,000	54,547
Cheng Shin Rubber Industry Co., Ltd.	43,776	113,665
Far EasTone Telecommunications Co., Ltd.	76,000	193,932
HTC Corp.	45,550	471,359

Total Taiwan		833,503

Thailand - 3.6%
Advanced Info Service PCL	74,393	508,275
Bangkok Bank PCL NVDR	32,900	210,263
Banpu PCL	4,100	55,221

See Notes to Schedule of Investments.

58    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

December 31, 2012

Investments	Shares	Value
Charoen Pokphand Foods PCL	185,920	$205,126
CP ALL PCL	136,956	205,949
Indorama Ventures PCL	95,627	78,934
Kasikornbank PCL NVDR	29,700	187,870
Shin Corp. PCL	155,600	350,977
Siam Cement PCL NVDR	24,975	359,235
Siam Commercial Bank PCL	44,700	265,219

Total Thailand		2,427,069

Turkey - 1.5%
BIM Birlesik Magazalar A.S.	2,401	117,379
KOC Holding A.S.	39,831	206,665
Tupras Turkiye Petrol Rafinerileri A.S.	13,479	388,955
Turkiye Halk Bankasi A.S.	10,899	106,871
Turkiye is Bankasi Class C	60,693	210,166

Total Turkey		1,030,036

United Kingdom - 11.2%
Aberdeen Asset Management PLC	23,598	140,814
Aggreko PLC	2,184	61,772
BHP Billiton PLC	46,409	1,606,450
British Sky Broadcasting Group PLC	32,638	406,917
Burberry Group PLC	4,142	82,545
Drax Group PLC	8,499	75,223
Fresnillo PLC	18,180	545,818
InterContinental Hotels Group PLC	3,453	95,811
Intertek Group PLC	1,799	90,623
John Wood Group PLC	3,339	39,431
London Stock Exchange Group PLC	5,675	100,365
Next PLC	3,818	230,187
Royal Dutch Shell PLC Class B	78,490	2,774,986
SABMiller PLC	21,573	990,641
Tate & Lyle PLC	10,608	131,394
United Utilities Group PLC	16,594	181,667

Total United Kingdom		7,554,644

TOTAL COMMON STOCKS (Cost: $59,698,366)		66,677,520

EXCHANGE-TRADED FUNDS & NOTES - 1.2%

United States - 1.2%
iPath MSCI India Index ETN*	13,607	809,344
WisdomTree DEFA Fund(b)	64	2,970
WisdomTree Emerging Markets Equity Income Fund(b)	35	1,999

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $728,024)		814,313

RIGHTS - 0.0%

Chile - 0.0%
Latam Airlines Group S.A., expiring 1/19/13* (Cost: $0)	53	30

TOTAL LONG-TERM INVESTMENTS (Cost: $60,426,390)		67,491,863

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

MONEY MARKET FUND - 5.3%

United States - 5.3%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $3,588,319)(d)	3,588,319	3,588,319

TOTAL INVESTMENTS IN SECURITIES - 105.1% (Cost: $64,014,709)(e)		71,080,182
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.1)%		(3,447,749)

NET ASSETS - 100.0%		$67,632,433

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depository Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $3,413,019 and the total market value of the collateral held by the Fund was $3,588,319.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    59

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Advertising - 0.5%
Asatsu-DK, Inc.	10,439	$247,740
Moshi Moshi Hotline, Inc.	53,750	683,181

Total Advertising		930,921

Agriculture - 0.4%
Hokuto Corp.	23,891	468,066
Sakata Seed Corp.	20,800	261,008

Total Agriculture		729,074

Apparel - 1.9%
Atsugi Co., Ltd.	185,189	222,745
Gunze Ltd.	183,503	479,636
Japan Wool Textile Co., Ltd. (The)	60,402	392,597
Nagaileben Co., Ltd.	24,000	318,094
Onward Holdings Co., Ltd.	128,670	970,252
Sanyo Shokai Ltd.	102,260	272,015
Wacoal Holdings Corp.	67,000	694,293

Total Apparel		3,349,632

Auto Manufacturers - 0.6%
Nissan Shatai Co., Ltd.	43,923	550,657
Shinmaywa Industries Ltd.	74,801	503,489

Total Auto Manufacturers		1,054,146

Auto Parts & Equipment - 4.2%
Akebono Brake Industry Co., Ltd.(a)	85,000	395,189
Calsonic Kansei Corp.	86,000	350,107
Exedy Corp.	29,444	643,263
FCC Co., Ltd.	25,260	521,764
Keihin Corp.	32,621	461,784
KYB Co., Ltd.	106,000	425,398
Musashi Seimitsu Industry Co., Ltd.	16,782	351,691
Nifco, Inc.(a)	24,186	532,587
Nippon Seiki Co., Ltd.	22,000	236,882
Nissin Kogyo Co., Ltd.	32,400	497,251
Pacific Industrial Co., Ltd.	34,000	185,601
Press Kogyo Co., Ltd.	71,000	319,424
Riken Corp.	84,687	311,461
Sanden Corp.(a)	81,963	345,048
Sanoh Industrial Co., Ltd.	25,697	169,401
T RAD Co., Ltd.	77,000	200,370
Tokai Rika Co., Ltd.	40,300	555,573
Toyo Tire & Rubber Co., Ltd.	125,682	372,111
TS Tech Co., Ltd.	19,724	351,982
Unipres Corp.	8,803	192,217

Total Auto Parts & Equipment		7,419,104

Banks - 9.4%
77 Bank Ltd. (The)	165,000	658,359
Akita Bank Ltd. (The)	146,892	417,920
Aomori Bank Ltd. (The)	117,102	334,519
Awa Bank Ltd. (The)	55,378	315,110
Bank of Nagoya Ltd. (The)	145,000	521,540
Bank of Saga Ltd. (The)	154,083	354,623
Bank of the Ryukyus Ltd.	30,600	353,900
Chukyo Bank Ltd. (The)	117,000	244,920
Daisan Bank Ltd. (The)	162,602	287,725
Daishi Bank Ltd. (The)	192,552	605,727
Ehime Bank Ltd. (The)	117,144	311,607
Eighteenth Bank Ltd. (The)	142,000	371,156
Fukui Bank Ltd. (The)	196,667	388,944
Higashi-Nippon Bank Ltd. (The)	202,000	443,879
Higo Bank Ltd. (The)	90,000	499,624
Hokkoku Bank Ltd. (The)	134,621	495,108
Hokuetsu Bank Ltd. (The)	238,003	481,704
Hyakugo Bank Ltd. (The)	117,000	526,375
Hyakujushi Bank Ltd. (The)(a)	147,000	540,635
Juroku Bank Ltd. (The)	185,000	624,761
Kagoshima Bank Ltd. (The)	77,000	482,669
Keiyo Bank Ltd. (The)	149,396	656,572
Kiyo Holdings, Inc.	354,593	516,726
Michinoku Bank Ltd. (The)(a)	133,000	266,108
Mie Bank Ltd. (The)	157,691	337,395
Miyazaki Bank Ltd. (The)	137,000	332,736
Musashino Bank Ltd. (The)	19,778	642,759
North Pacific Bank Ltd.*	49,475	138,472
Ogaki Kyoritsu Bank Ltd. (The)	181,423	616,878
Oita Bank Ltd. (The)	86,000	279,489
San-In Godo Bank Ltd. (The)	62,000	434,534
Senshu Ikeda Holdings, Inc.	131,880	751,944
Shiga Bank Ltd. (The)	77,923	481,245
Shikoku Bank Ltd. (The)	144,000	384,711
Tochigi Bank Ltd. (The)	96,679	333,202
Toho Bank Ltd. (The)	168,000	544,035
TOMONY Holdings, Inc.	86,690	380,989
Yamanashi Chuo Bank Ltd. (The)	83,066	344,887

Total Banks		16,703,487

Beverages - 1.7%
Coca-Cola Central Japan Co., Ltd.(a)	35,623	440,833
Ito En Ltd.	44,484	818,014
Mikuni Coca-Cola Bottling Co., Ltd.	44,454	419,527
Sapporo Holdings Ltd.	208,000	671,162
Takara Holdings, Inc.	77,000	609,125

Total Beverages		2,958,661

Building Materials - 1.9%
Asahi Organic Chemicals Industry Co., Ltd.	105,000	248,945
Central Glass Co., Ltd.	82,933	278,154
Daiken Corp.	115,901	312,322
Fujitec Co., Ltd.	44,632	321,067
Krosaki Harima Corp.	27,722	74,062
Nichias Corp.	75,827	413,052
Nichiha Corp.	9,600	110,806
Sanwa Holdings Corp.	142,807	625,963
Sumitomo Osaka Cement Co., Ltd.	138,404	501,017
Takara Standard Co., Ltd.	61,063	432,204

Total Building Materials		3,317,592

Chemicals - 9.1%
ADEKA Corp.	65,335	560,673
Aica Kogyo Co., Ltd.	37,271	600,026
Chugoku Marine Paints Ltd.	20,000	119,586
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	75,618	313,964
Denki Kagaku Kogyo K.K.	330,000	1,118,256
DIC Corp.	472,000	867,958
Earth Chemical Co., Ltd.	11,000	368,681
Fujimi, Inc.	15,200	269,492
Kureha Corp.	111,648	404,161
Lintec Corp.	41,200	763,342
Nihon Nohyaku Co., Ltd.	45,000	238,362
Nihon Parkerizing Co., Ltd.	25,000	356,792
Nippon Kayaku Co., Ltd.	94,931	1,039,723

See Notes to Schedule of Investments.

60    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2012

Investments	Shares	Value
Nippon Soda Co., Ltd.	68,091	$310,274
Nippon Synthetic Chemical Industry Co., Ltd. (The)	59,000	427,838
Nissan Chemical Industries Ltd.	109,500	1,286,671
NOF Corp.	90,000	402,822
Sakata INX Corp.	61,000	313,942
Sanyo Chemical Industries Ltd.	78,208	462,202
Sekisui Jushi Corp.	29,000	303,869
Stella Chemifa Corp.	11,700	228,411
Sumitomo Bakelite Co., Ltd.	155,010	643,597
Taiyo Holdings Co., Ltd.	21,800	613,925
Takasago International Corp.	44,000	235,101
Toagosei Co., Ltd.	159,000	619,707
Tokai Carbon Co., Ltd.	103,974	431,697
Tokuyama Corp.(a)	229,000	500,561
Tosoh Corp.	483,000	1,150,731
Toyo Ink SC Holdings Co., Ltd.	250,920	1,070,832

Total Chemicals		16,023,196

Commercial Services - 2.0%
Aeon Delight Co., Ltd.	22,300	435,091
Kanamoto Co., Ltd.	22,228	339,596
Kyodo Printing Co., Ltd.	114,000	292,697
Kyoritsu Maintenance Co., Ltd.	12,525	270,012
Meiko Network Japan Co., Ltd.	25,900	289,059
Meitec Corp.	23,800	522,436
Nichii Gakkan Co.	28,300	224,201
Sohgo Security Services Co., Ltd.	42,258	523,429
Toppan Forms Co., Ltd.	72,700	649,940

Total Commercial Services		3,546,461

Computers - 2.1%
CAC Corp.	38,200	300,864
DTS Corp.	20,963	256,022
Ines Corp.	46,600	288,875
Melco Holdings, Inc.(a)	13,162	231,380
NEC Fielding Ltd.	49,816	595,153
NEC Networks & System Integration Corp.	28,168	499,085
NET One Systems Co., Ltd.	34,039	334,623
NS Solutions Corp.	31,990	567,174
SCSK Corp.	43,151	672,729

Total Computers		3,745,905

Cosmetics/Personal Care - 1.8%
Fancl Corp.	44,507	465,325
Kose Corp.	24,904	519,883
Lion Corp.(a)	141,629	719,078
Mandom Corp.	15,060	413,839
Pigeon Corp.	10,600	506,309
Pola Orbis Holdings, Inc.	20,090	575,527

Total Cosmetics/Personal Care		3,199,961

Distribution/Wholesale - 3.6%
Ai Holdings Corp.	64,354	456,987
Daiwabo Holdings Co., Ltd.	141,392	287,804
Doshisha Co., Ltd.(a)	11,200	292,743
Hakuto Co., Ltd.	32,383	296,996
Inabata & Co., Ltd.	48,341	323,708
Itochu Enex Co., Ltd.	87,681	453,286
Iwatani Corp.	91,166	337,398
Japan Pulp & Paper Co., Ltd.	126,000	413,855
Kanematsu Electronics Ltd.	33,559	386,958
Nagase & Co., Ltd.	60,604	666,563
Paltac Corp.	33,986	385,200
Ryoden Trading Co., Ltd.	53,079	301,414
San-Ai Oil Co., Ltd.	76,506	317,651
Sankyo Seiko Co., Ltd.	85,000	287,053
Sinanen Co., Ltd.	75,771	315,475
Tomen Electronics Corp.	16,778	208,985
Yamazen Corp.	40,306	300,669
Yuasa Trading Co., Ltd.	190,000	338,403

Total Distribution/Wholesale		6,371,148

Diversified Financial Services - 1.1%
Ichiyoshi Securities Co., Ltd.	65,216	456,320
Okasan Securities Group, Inc.	90,000	450,702
Tokai Tokyo Financial Holdings, Inc.	187,106	848,269
Toyo Securities Co., Ltd.	52,000	142,532

Total Diversified Financial Services		1,897,823

Electrical Components & Equipment - 1.8%
Casio Computer Co., Ltd.(a)	183,500	1,598,051
Fujikura Ltd.	159,000	490,985
Nissin Electric Co., Ltd.	51,000	259,527
Tatsuta Electric Wire and Cable Co., Ltd.	26,060	226,045
Ushio, Inc.	60,700	661,301

Total Electrical Components & Equipment		3,235,909

Electronics - 4.3%
Alps Electric Co., Ltd.	112,300	670,176
Anritsu Corp.	45,000	530,851
Azbil Corp.	55,500	1,116,868
Cosel Co., Ltd.(a)	26,700	327,941
Eizo Nanao Corp.	15,408	245,558
Enplas Corp.	1,547	69,062
Horiba Ltd.	12,900	371,342
Idec Corp.	39,993	370,027
Inaba Denki Sangyo Co., Ltd.	18,994	543,690
Japan Aviation Electronics Industry Ltd.	35,000	257,850
Koa Corp.	30,900	248,015
Kuroda Electric Co., Ltd.	28,402	334,064
Minebea Co., Ltd.(a)	153,000	537,929
Nichicon Corp.	33,674	285,858
Nohmi Bosai Ltd.	50,956	344,755
Ryosan Co., Ltd.	18,800	331,797
Shinko Shoji Co., Ltd.	34,738	289,667
Star Micronics Co., Ltd.	36,434	364,066
Toyo Corp.	28,300	316,499

Total Electronics		7,556,015

Engineering & Construction - 4.7%
COMSYS Holdings Corp.	62,707	802,104
Hibiya Engineering Ltd.	29,500	335,720
Kandenko Co., Ltd.	117,138	525,641
Kyowa Exeo Corp.	53,566	537,116
Kyudenko Corp.	44,000	226,450
Maeda Corp.	90,609	475,759
Maeda Road Construction Co., Ltd.	35,694	543,264
Nippo Corp.	35,358	486,625
Nippon Road Co., Ltd. (The)(a)	53,596	249,183
Nishimatsu Construction Co., Ltd.	187,037	389,368
Okumura Corp.	162,096	659,895
Sanki Engineering Co., Ltd.	67,718	329,720
Shinko Plantech Co., Ltd.	44,408	350,272
Taihei Dengyo Kaisha Ltd.	13,000	79,685
Taihei Kogyo Co., Ltd.	60,047	246,535
Taikisha Ltd.	13,465	253,992

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    61

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2012

Investments	Shares	Value
Takasago Thermal Engineering Co., Ltd.	59,172	$463,987
Toda Corp.	177,072	536,551
Toshiba Plant Systems & Services Corp.	33,000	475,163
Toyo Engineering Corp.	67,223	315,648

Total Engineering & Construction		8,282,678

Entertainment - 0.9%
Avex Group Holdings, Inc.	32,567	658,383
Shochiku Co., Ltd.	28,000	287,885
Toei Co., Ltd.	53,405	277,324
Tokyotokeiba Co., Ltd.	197,475	401,962

Total Entertainment		1,625,554

Environmental Control - 0.7%
Asahi Holdings, Inc.	27,300	459,078
Daiseki Co., Ltd.	16,300	224,711
Hitachi Zosen Corp.	344,175	481,642

Total Environmental Control		1,165,431

Food - 4.3%
Ariake Japan Co., Ltd.	19,728	360,267
Ezaki Glico Co., Ltd.	44,865	461,285
Fuji Oil Co., Ltd.	37,300	538,804
House Foods Corp.	36,500	549,199
Izumiya Co., Ltd.	43,872	223,762
J-Oil Mills, Inc.(a)	116,981	326,056
Kasumi Co., Ltd.	36,279	229,091
Kato Sangyo Co., Ltd.	22,016	392,120
Marudai Food Co., Ltd.	96,000	317,539
Maruha Nichiro Holdings, Inc.	234,327	409,222
Mitsui Sugar Co., Ltd.	93,879	270,351
Morinaga & Co., Ltd.	214,439	458,812
Morinaga Milk Industry Co., Ltd.	110,411	352,437
Nichirei Corp.	151,096	786,367
Nippon Flour Mills Co., Ltd.	101,766	411,936
Nisshin Oillio Group Ltd. (The)	108,477	401,464
Prima Meat Packers Ltd.	117,000	197,560
Showa Sangyo Co., Ltd.	98,000	318,487
Yokohama Reito Co., Ltd.(a)	48,062	337,960
Yonekyu Corp.	22,000	187,012

Total Food		7,529,731

Forest Products & Paper - 0.8%
Chuetsu Pulp & Paper Co., Ltd.	153,000	261,886
Daio Paper Corp.(a)	57,597	422,993
Hokuetsu Kishu Paper Co., Ltd.(a)	119,632	690,411
Tokushu Tokai Paper Co., Ltd.*	24,000	60,233

Total Forest Products & Paper		1,435,523

Gas - 0.4%
Saibu Gas Co., Ltd.	209,362	532,697
Shizuoka Gas Co., Ltd.	28,892	195,142

Total Gas		727,839

Hand/Machine Tools - 1.4%
Asahi Diamond Industrial Co., Ltd.	35,500	348,574
Fuji Electric Co., Ltd.	282,000	688,163
Hitachi Koki Co., Ltd.	75,227	611,630
Meidensha Corp.	79,000	265,876
OSG Corp.	34,800	479,348

Total Hand/Machine Tools		2,393,591

Healthcare-Products - 1.0%
Hogy Medical Co., Ltd.	7,000	331,926
Nihon Kohden Corp.	19,179	580,705
Nipro Corp.(a)	132,896	937,565

Total Healthcare-Products		1,850,196

Healthcare-Services - 0.2%
Ain Pharmaciez, Inc.	3,510	191,403
CMIC Holdings Co., Ltd.	12,630	177,476

Total Healthcare-Services		368,879

Home Builders - 0.9%
Mitsui Home Co., Ltd.	73,910	432,527
PanaHome Corp.	103,177	689,716
Token Corp.	8,867	494,805

Total Home Builders		1,617,048

Home Furnishings - 0.7%
Alpine Electronics, Inc.	34,300	314,577
Canon Electronics, Inc.	29,000	633,227
Corona Corp.	3,700	45,745
Jvc Kenwood Corp.	22,400	82,642
TOA Corp.	34,000	240,652

Total Home Furnishings		1,316,843

Household Products/Wares - 0.3%
Kokuyo Co., Ltd.	73,003	521,782

Housewares - 0.2%
Noritake Co., Ltd.	145,099	350,728

Internet - 1.1%
GMO Internet, Inc.	93,621	604,181
Macromill, Inc.	18,129	194,572
SBI Holdings, Inc.(a)	90,190	794,828
Start Today Co., Ltd.(a)	30,462	282,548

Total Internet		1,876,129

Iron/Steel - 1.6%
Aichi Steel Corp.	138,314	644,660
Kyoei Steel Ltd.	15,214	288,215
Mitsubishi Steel Manufacturing Co., Ltd.	105,000	208,871
Nisshin Steel Co., Ltd.*	35,148	321,135
Sanyo Special Steel Co., Ltd.	105,000	372,810
Topy Industries Ltd.	99,000	233,574
Toyo Kohan Co., Ltd.	87,000	307,893
Yodogawa Steel Works Ltd.(a)	116,993	399,155

Total Iron/Steel		2,776,313

Leisure Time - 1.2%
Dunlop Sports Co., Ltd.	29,702	348,324
HIS Co., Ltd.	9,914	336,410
Mizuno Corp.	94,616	423,482
Round One Corp.(a)	91,295	521,595
Yamaha Corp.	55,400	581,775

Total Leisure Time		2,211,586

Lodging - 0.4%
Resorttrust, Inc.	34,060	668,476

Machinery-Construction & Mining - 0.4%
Aichi Corp.	60,015	307,484
Modec, Inc.	19,688	425,570

Total Machinery-Construction & Mining		733,054

Machinery-Diversified - 2.9%
Aida Engineering Ltd.	48,300	379,295
CKD Corp.	36,300	227,124
Daifuku Co., Ltd.	58,062	371,344
Ebara Corp.	136,000	566,241

See Notes to Schedule of Investments.

62    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2012

Investments	Shares	Value
Komori Corp.	53,929	$445,952
Makino Milling Machine Co., Ltd.	44,000	269,196
Max Co., Ltd.	35,680	434,110
Miura Co., Ltd.	14,824	387,980
Nippon Sharyo Ltd.	79,000	300,596
Nippon Thompson Co., Ltd.	77,000	341,965
OKUMA Corp.	53,000	360,423
Organo Corp.	44,000	248,841
Toshiba Machine Co., Ltd.	60,806	298,175
Tsubakimoto Chain Co.	61,228	342,732
Tsugami Corp.	32,000	208,362

Total Machinery-Diversified		5,182,336

Media - 0.2%
Gakken Holdings Co., Ltd.	21,000	53,918
Kadokawa Group Holdings, Inc.(a)	10,300	273,388

Total Media		327,306

Metal Fabricate/Hardware - 1.6%
Furukawa-Sky Aluminum Corp.	127,000	362,794
Hanwa Co., Ltd.	160,114	622,198
Kitz Corp.	68,576	322,001
Nachi-Fujikoshi Corp.	80,000	321,980
Nippon Steel Trading Co., Ltd.	103,000	273,984
Oiles Corp.	16,993	340,980
Ryobi Ltd.(a)	104,000	280,252
Toho Zinc Co., Ltd.	67,967	294,774

Total Metal Fabricate/Hardware		2,818,963

Mining - 0.7%
Mitsui Mining & Smelting Co., Ltd.	198,000	483,178
Nippon Coke & Engineering Co., Ltd.	223,000	286,278
Nippon Light Metal Co., Ltd.*	237,617	280,309
OSAKA Titanium Technologies Co.(a)	11,700	258,722

Total Mining		1,308,487

Miscellaneous Manufacturing - 1.8%
Amano Corp.	57,517	498,904
Bando Chemical Industries Ltd.	69,082	230,899
Mitsuboshi Belting Co., Ltd.	59,525	329,758
Morita Holdings Corp.	25,171	209,892
Nikkiso Co., Ltd.	31,000	328,769
Nippon Valqua Industries Ltd.	112,042	282,486
Okamoto Industries, Inc.	70,000	246,111
Shin-Etsu Polymer Co., Ltd.	58,574	222,197
Tamron Co., Ltd.	13,766	387,674
Tokai Rubber Industries Ltd.	40,100	401,162

Total Miscellaneous Manufacturing		3,137,852

Office Furnishings - 0.2%
Okamura Corp.	43,676	313,180

Office/Business Equipment - 0.8%
Riso Kagaku Corp.	14,280	266,888
Sato Holdings Corp.	21,964	353,090
Toshiba TEC Corp.	150,070	758,464

Total Office/Business Equipment		1,378,442

Oil & Gas - 0.2%
TOKAI Holdings Corp.	106,065	341,017

Packaging & Containers - 0.2%
Fuji Seal International, Inc.	17,900	359,801

Pharmaceuticals - 3.7%
Kaken Pharmaceutical Co., Ltd.	68,261	1,003,409
KYORIN Holdings, Inc.	44,963	871,543
Mochida Pharmaceutical Co., Ltd.(a)	58,055	711,042
Nichi-iko Pharmaceutical Co., Ltd.	15,200	293,751
Nippon Shinyaku Co., Ltd.	28,000	315,087
Sawai Pharmaceutical Co., Ltd.	4,412	443,420
Seikagaku Corp.	34,455	366,606
Ship Healthcare Holdings, Inc.	15,944	423,194
Toho Holdings Co., Ltd.	19,400	339,020
Towa Pharmaceutical Co., Ltd.	5,700	298,630
Tsumura & Co.	39,800	1,201,388
ZERIA Pharmaceutical Co., Ltd.(a)	18,000	297,901

Total Pharmaceuticals		6,564,991

Private Equity - 0.4%
Jafco Co., Ltd.	25,000	730,932

Real Estate - 2.7%
Airport Facilities Co., Ltd.	66,400	309,480
Arnest One Corp.	57,700	942,926
Daikyo, Inc.	128,000	346,406
Goldcrest Co., Ltd.	29,764	501,890
Heiwa Real Estate Co., Ltd.	31,100	421,189
Relo Holdings, Inc.	11,379	423,760
Tokyo Tatemono Co., Ltd.	161,000	817,429
Tokyu Livable, Inc.	30,161	487,655
Touei Housing Corp.	33,700	465,365

Total Real Estate		4,716,100

Retail - 8.0%
Alpen Co., Ltd.	16,821	295,313
AOKI Holdings, Inc.	22,084	503,668
Arcs Co., Ltd.	24,894	508,158
ASKUL Corp.	24,365	324,341
Belluna Co., Ltd.	34,974	246,333
Cawachi Ltd.	12,700	251,018
Chiyoda Co., Ltd.	25,691	642,683
DCM Holdings Co., Ltd.	91,545	601,371
Doutor Nichires Holdings Co., Ltd.	28,253	367,928
EDION Corp.(a)	111,177	489,891
Fuji Co., Ltd.	8,000	167,929
Gulliver International Co., Ltd.	10,680	378,583
Heiwado Co., Ltd.	29,092	402,406
Honeys Co., Ltd.	11,160	146,623
Ichibanya Co., Ltd.	8,968	279,521
Izumi Co., Ltd.	22,700	477,287
Keiyo Co., Ltd.(a)	43,620	240,638
Kojima Co., Ltd.	22,900	80,249
Komeri Co., Ltd.	17,337	437,711
K’s Holdings Corp.(a)	34,300	871,930
Matsumotokiyoshi Holdings Co., Ltd.(a)	20,200	476,352
Megane Top Co., Ltd.	7,400	87,381
Parco Co., Ltd.	37,727	406,657
Paris Miki Holdings, Inc.	14,800	78,052
Plenus Co., Ltd.	33,068	535,421
Point, Inc.(a)	19,630	716,274
Ryohin Keikaku Co., Ltd.(a)	13,882	774,656
Senshukai Co., Ltd.	36,400	223,119
Shimachu Co., Ltd.	19,764	413,955
St. Marc Holdings Co., Ltd.	7,848	278,649
Tsuruha Holdings, Inc.	9,967	785,003
United Arrows Ltd.	14,929	342,038
Valor Co., Ltd.	21,691	340,674
WATAMI Co., Ltd.(a)	11,629	230,926
Xebio Co., Ltd.	15,889	322,503

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    63

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2012

Investments	Shares	Value
Zensho Holdings Co., Ltd.(a)	35,319	$407,252

Total Retail		14,132,493

Semiconductors - 0.5%
Mimasu Semiconductor Industry Co., Ltd.	36,300	295,555
Shinko Electric Industries Co., Ltd.	83,700	660,191

Total Semiconductors		955,746

Shipbuilding - 0.6%
Mitsui Engineering & Shipbuilding Co., Ltd.	559,000	853,386
Sasebo Heavy Industries Co., Ltd.	242,063	285,554

Total Shipbuilding		1,138,940

Software - 1.5%
Capcom Co., Ltd.	31,713	482,673
IT Holdings Corp.	35,600	428,608
NEC Mobiling Ltd.	12,061	488,912
NSD Co., Ltd.	51,400	448,223
Transcosmos, Inc.	33,700	361,691
Zenrin Co., Ltd.	37,102	478,874

Total Software		2,688,981

Storage/Warehousing - 0.9%
Mitsubishi Logistics Corp.(a)	47,000	669,138
Mitsui-Soko Co., Ltd.	91,746	366,071
Sumitomo Warehouse Co., Ltd. (The)	112,417	577,264

Total Storage/Warehousing		1,612,473

Telecommunications - 1.5%
Hitachi Kokusai Electric, Inc.	44,000	321,610
Softbank Corp.	62,319	2,263,131

Total Telecommunications		2,584,741

Textiles - 1.4%
Kurabo Industries Ltd.	218,169	370,911
Nisshinbo Holdings, Inc.	66,000	552,640
Nitto Boseki Co., Ltd.	116,960	458,561
Seiren Co., Ltd.	34,711	215,576
Toyobo Co., Ltd.	577,000	820,806

Total Textiles		2,418,494

Toys/Games/Hobbies - 0.2%
Tomy Co., Ltd.	60,577	334,184

Transportation - 2.3%
Fuji Kyuko Co., Ltd.	36,651	212,365
Fukuyama Transporting Co., Ltd.	108,059	547,387
Kintetsu World Express, Inc.	8,683	288,613
Nippon Konpo Unyu Soko Co., Ltd.	35,460	412,979
Nishi-Nippon Railroad Co., Ltd.	117,000	462,777
Sankyu, Inc.	182,272	685,114
Seino Holdings Corp.	72,711	459,148
Senko Co., Ltd.(a)	89,156	389,764
Sotetsu Holdings, Inc.	180,000	626,612

Total Transportation		4,084,759

TOTAL COMMON STOCKS (Cost: $173,499,730)		176,620,634

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.0%

MONEY MARKET FUND - 7.0%

United States - 7.0%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $12,423,941)(c)	12,423,941	$12,423,941

TOTAL INVESTMENTS IN SECURITIES - 106.9% (Cost: $185,923,671)(d)		189,044,575
Liabilities in Excess of Foreign Currency and Other Assets - (6.9)%		(12,234,874)

NET ASSETS - 100.0%		$176,809,701

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $11,800,402 and the total market value of the collateral held by the Fund was $12,423,941.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

64    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 97.7%

Australia - 23.8%
AGL Energy Ltd.	12,641	$201,845
Amcor Ltd.	28,047	234,985
AMP Ltd.	72,917	364,128
Australia & New Zealand Banking Group Ltd.	61,319	1,594,717
BHP Billiton Ltd.	72,642	2,797,966
Brambles Ltd.	37,294	290,777
Coca-Cola Amatil Ltd.	19,629	274,095
Commonwealth Bank of Australia	34,154	2,204,820
Computershare Ltd.	15,865	148,075
Crown Ltd.	18,898	209,344
CSL Ltd.	5,295	296,303
Fortescue Metals Group Ltd.(a)	34,600	167,036
Iluka Resources Ltd.(a)	16,608	155,527
Insurance Australia Group Ltd.	33,574	163,477
Macquarie Group Ltd.	4,584	168,901
National Australia Bank Ltd.	60,624	1,573,495
Newcrest Mining Ltd.	4,765	109,725
Orica Ltd.	9,629	250,620
Origin Energy Ltd.	28,378	342,349
QBE Insurance Group Ltd.	20,323	229,983
Rio Tinto Ltd.	7,075	484,861
Santos Ltd.	16,487	189,996
Sonic Healthcare Ltd.	10,407	144,024
Suncorp Group Ltd.	23,265	245,643
Sydney Airport	65,602	230,205
Telstra Corp., Ltd.	633,968	2,876,270
Wesfarmers Ltd.	45,488	1,740,264
Westpac Banking Corp.	81,576	2,205,384
Woodside Petroleum Ltd.	18,530	651,778
Woolworths Ltd.	37,565	1,143,869
WorleyParsons Ltd.	4,964	120,389

Total Australia		21,810,851

China - 10.6%
Agricultural Bank of China Ltd. Class H	294,000	145,277
Bank of China Ltd. Class H	1,939,100	865,619
China Citic Bank Corp., Ltd. Class H	373,500	221,666
China Communications Construction Co., Ltd. Class H	328,300	316,828
China Construction Bank Corp. Class H	4,110,100	3,298,325
China Longyuan Power Group Corp. Class H	102,800	71,090
China National Building Material Co., Ltd. Class H(a)	111,100	162,547
China Petroleum & Chemical Corp. Class H	603,400	683,519
China Shenhua Energy Co., Ltd. Class H	97,400	426,628
China Telecom Corp., Ltd. Class H	1,367,800	760,590
Dongfeng Motor Group Co., Ltd. Class H	108,000	166,650
Guangzhou R&F Properties Co., Ltd. Class H	87,100	144,963
Industrial & Commercial Bank of China Class H	1,658,900	1,177,155
PetroChina Co., Ltd. Class H	574,000	813,139
PICC Property & Casualty Co., Ltd. Class H	126,600	177,384
Ping An Insurance Group Co. Class H	14,500	121,413
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	44,000	43,768
Sinopharm Group Co., Ltd. Class H	30,300	94,799

Total China		9,691,360

Hong Kong - 19.2%
AIA Group Ltd.	56,999	222,456
BOC Hong Kong Holdings Ltd.	204,109	634,643
Cheung Kong Holdings Ltd.	30,277	464,847
China Merchants Holdings International Co., Ltd.(a)	86,592	277,623
China Mobile Ltd.	576,530	6,713,049
China Overseas Land & Investment Ltd.	59,065	176,032
China Resources Enterprise Ltd.	34,600	124,769
China Resources Power Holdings Co., Ltd.	86,218	220,026
China Unicom Hong Kong Ltd.	189,948	304,374
Citic Pacific Ltd.	107,383	160,156
CLP Holdings Ltd.	67,366	563,639
CNOOC Ltd.	1,114,262	2,412,292
Hang Lung Properties Ltd.	72,000	286,111
Hang Seng Bank Ltd.	35,203	539,115
Henderson Land Development Co., Ltd.	26,000	183,490
Hong Kong & China Gas Co., Ltd.	130,751	356,785
Hong Kong Exchanges and Clearing Ltd.	16,973	288,838
Hutchison Whampoa Ltd.	93,027	970,975
Lenovo Group Ltd.(a)	106,000	96,005
MTR Corp., Ltd.	124,265	488,989
New World Development Co., Ltd.	95,557	148,190
Power Assets Holdings Ltd.	62,079	530,217
Sino Land Co., Ltd.	84,924	152,737
SJM Holdings Ltd.	139,432	323,807
Sun Art Retail Group Ltd.	147,500	226,459
Sun Hung Kai Properties Ltd.	35,534	532,722
Wharf Holdings Ltd.	26,350	206,017

Total Hong Kong		17,604,363

Indonesia - 3.9%
Adaro Energy Tbk PT	989,600	163,265
Astra International Tbk PT	867,127	683,805
Bank Central Asia Tbk PT	245,500	231,808
Bank Mandiri Persero Tbk PT	315,300	264,999
Bank Rakyat Indonesia Persero Tbk PT	251,500	181,367
Gudang Garam Tbk PT	22,300	130,271
Indo Tambangraya Megah Tbk PT	84,300	363,441
Perusahaan Gas Negara Persero Tbk PT	777,400	371,055
Semen Gresik Persero Tbk PT	122,800	201,959
Telekomunikasi Indonesia Persero Tbk PT	539,500	506,612
Unilever Indonesia Tbk PT	150,500	325,595
United Tractors Tbk PT	74,900	153,103

Total Indonesia		3,577,280

Malaysia - 5.6%
AMMB Holdings Bhd	57,000	126,749
Axiata Group Bhd	163,500	352,343
British American Tobacco Malaysia Bhd	11,000	223,022
CIMB Group Holdings Bhd	100,900	251,755
DiGi.Com Bhd	268,200	463,956
Genting Malaysia Bhd	140,300	162,873
IOI Corp. Bhd	164,800	274,846
Kuala Lumpur Kepong Bhd	29,600	232,309
Malayan Banking Bhd	217,500	654,349
Maxis Bhd	346,800	754,160
Petronas Chemicals Group Bhd	235,000	491,825
Petronas Dagangan Bhd	29,500	226,700
Petronas Gas Bhd	37,200	237,457
Public Bank Bhd	50,000	266,187
Sime Darby Bhd	144,300	449,227

Total Malaysia		5,167,758

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    65

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2012

Investments	Shares	Value
Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	152,800	$197,035
Aboitiz Power Corp.	236,400	212,724
Manila Electric Co.	32,240	204,609
Philippine Long Distance Telephone Co.	8,000	492,907
San Miguel Corp.	28,264	72,549
SM Investments Corp.	7,100	152,504

Total Philippines		1,332,328

Singapore - 8.2%
DBS Group Holdings Ltd.	34,017	413,272
Fraser and Neave Ltd.	27,970	222,111
Hutchison Port Holdings Trust Class U	428,999	338,909
Jardine Cycle & Carriage Ltd.	8,676	341,997
Keppel Corp., Ltd.	51,235	461,388
Oversea-Chinese Banking Corp., Ltd.	42,517	338,674
SembCorp Industries Ltd.	48,116	206,802
SembCorp Marine Ltd.(a)	81,757	307,885
Singapore Airlines Ltd.	105,557	928,971
Singapore Exchange Ltd.	29,869	171,414
Singapore Press Holdings Ltd.	75,000	247,442
Singapore Technologies Engineering Ltd.	110,625	345,958
Singapore Telecommunications Ltd.	905,577	2,446,504
StarHub Ltd.	79,000	245,117
United Overseas Bank Ltd.	18,574	301,229
Wilmar International Ltd.	78,781	215,414

Total Singapore		7,533,087

South Korea - 6.2%
Cheil Industries, Inc.	213	18,742
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,320	84,196
Doosan Heavy Industries & Construction Co., Ltd.	920	38,843
GS Holdings	1,661	111,708
Hankook Tire Co., Ltd.	189	3,495
Honam Petrochemical Corp.	212	48,615
Hyundai Engineering & Construction Co., Ltd.	648	42,370
Hyundai Glovis Co., Ltd.	219	45,311
Hyundai Heavy Industries Co., Ltd.	748	169,083
Hyundai Motor Co.	1,216	248,181
Hyundai Steel Co.	479	39,284
Industrial Bank of Korea	9,790	108,364
Kangwon Land, Inc.	5,430	148,357
KB Financial Group, Inc.	3,232	114,418
Kia Motors Corp.	2,743	144,763
Korea Zinc Co., Ltd.	181	68,472
KT Corp. ADR	23,556	394,327
KT Corp.	1,400	46,424
KT&G Corp.	3,881	292,912
LG Chem Ltd.	683	210,532
LG Corp.	2,498	152,133
LG Electronics, Inc.	285	19,593
LG Household & Health Care Ltd.	81	49,709
Lotte Shopping Co., Ltd.	126	44,371
NCSoft Corp.	33	4,639
OCI Co., Ltd.	252	38,957
POSCO	1,645	536,259
Samsung C&T Corp.*	1,463	85,546
Samsung Electronics Co., Ltd.	424	602,786
Samsung Engineering Co., Ltd.	572	88,425
Samsung Life Insurance Co., Ltd.	1,885	166,037
Samsung SDI Co., Ltd.	323	45,558
Shinhan Financial Group Co., Ltd.	3,664	132,963
SK Holdings Co., Ltd.	653	109,181
SK Innovation Co., Ltd.	1,395	226,729
SK Telecom Co., Ltd. ADR(a)	31,800	503,394
SK Telecom Co., Ltd.	800	113,957
S-Oil Corp.	4,090	397,319

Total South Korea		5,695,953

Taiwan - 14.2%
Advanced Semiconductor Engineering, Inc.	123,175	106,891
Asustek Computer, Inc.	21,740	244,434
Cheng Shin Rubber Industry Co., Ltd.	57,912	150,369
China Steel Corp.	672,742	633,613
Chunghwa Telecom Co., Ltd.	332,000	1,080,409
Compal Electronics, Inc.	304,000	204,663
Delta Electronics, Inc.	102,000	374,083
Far Eastern New Century Corp.	240,517	274,152
Far EasTone Telecommunications Co., Ltd.	91,000	232,208
Formosa Chemicals & Fibre Corp.	396,000	1,022,763
Formosa Petrochemical Corp.	317,000	938,806
Formosa Plastics Corp.	390,000	1,055,615
Foxconn Technology Co., Ltd.	13,857	43,376
Fubon Financial Holding Co., Ltd.	127,803	154,478
Hon Hai Precision Industry Co., Ltd.	93,150	285,169
HTC Corp.	60,450	625,546
MediaTek, Inc.	60,000	668,412
Mega Financial Holding Co., Ltd.	191,128	148,748
Nan Ya Plastics Corp.	478,000	921,795
President Chain Store Corp.	28,000	149,936
Quanta Computer, Inc.	119,000	279,889
Taiwan Cement Corp.	155,000	207,635
Taiwan Mobile Co., Ltd.	120,100	442,533
Taiwan Semiconductor Manufacturing Co., Ltd.	672,000	2,244,705
Uni-President Enterprises Corp.	103,749	190,427
United Microelectronics Corp.	816,000	328,772

Total Taiwan		13,009,427

Thailand - 4.6%
Advanced Info Service PCL	102,800	702,360
Bangkok Bank PCL NVDR	29,900	191,090
Charoen Pokphand Foods PCL	164,700	181,714
CP ALL PCL	135,500	203,759
Indorama Ventures PCL	122,453	101,077
PTT Exploration & Production PCL	87,413	468,641
PTT Global Chemical PCL	134,394	307,538
PTT PCL	80,700	875,855
Shin Corp. PCL	222,200	501,203
Siam Cement PCL NVDR	34,571	497,262
Siam Commercial Bank PCL	39,700	235,552

Total Thailand		4,266,051

TOTAL COMMON STOCKS (Cost: $80,289,206)		89,688,458

EXCHANGE-TRADED NOTES - 2.2%

United States - 2.2%
iPath MSCI India Index ETN*(a) (Cost: $1,769,572)	33,596	1,998,290

See Notes to Schedule of Investments.

66    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2012

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

MONEY MARKET FUND - 1.5%

United States - 1.5%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $1,360,650)(c)	1,360,650	$1,360,650

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $83,419,428)(d)		93,047,398
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.4)%		(1,267,769)

NET ASSETS - 100.0%		$91,779,629

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $1,295,991 and the total market value of the collateral held by the Fund was $1,360,650.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    67

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 99.9%

Agriculture - 1.3%
GrainCorp Ltd. Class A	71,642	$918,577

Banks - 12.2%
Australia & New Zealand Banking Group Ltd.	73,300	1,906,306
Commonwealth Bank of Australia	30,536	1,971,259
National Australia Bank Ltd.	82,244	2,134,642
Westpac Banking Corp.	88,458	2,391,437

Total Banks		8,403,644

Beverages - 2.2%
Coca-Cola Amatil Ltd.	68,022	949,844
Treasury Wine Estates Ltd.	116,304	566,302

Total Beverages		1,516,146

Biotechnology - 0.7%
CSL Ltd.	8,447	472,685

Building Materials - 1.6%
Boral Ltd.(a)	250,783	1,137,785

Chemicals - 1.1%
Incitec Pivot Ltd.	235,661	790,262

Coal - 1.1%
New Hope Corp., Ltd.(a)	147,005	642,532
Whitehaven Coal Ltd.	24,360	88,517

Total Coal		731,049

Commercial Services - 1.2%
Brambles Ltd.(a)	102,253	797,254

Computers - 1.2%
Computershare Ltd.	88,044	821,751

Diversified Financial Services - 1.8%
Macquarie Group Ltd.	33,257	1,225,377

Electric - 2.2%
AGL Energy Ltd.	47,830	763,726
Origin Energy Ltd.	63,828	770,013

Total Electric		1,533,739

Engineering & Construction - 7.1%
Leighton Holdings Ltd.	29,916	555,331
Monadelphous Group Ltd.(a)	48,665	1,233,796
Sydney Airport	366,381	1,285,673
UGL Ltd.(a)	104,789	1,183,656
WorleyParsons Ltd.	25,402	616,058

Total Engineering & Construction		4,874,514

Entertainment - 6.7%
TABCORP Holdings Ltd.	796,688	2,522,719
Tatts Group Ltd.	671,265	2,097,690

Total Entertainment		4,620,409

Food - 3.6%
Metcash Ltd.(a)	386,169	1,331,056
Woolworths Ltd.	38,094	1,159,977

Total Food		2,491,033

Gas - 1.8%
Envestra Ltd.	1,304,297	1,272,873

Healthcare-Products - 1.4%
Cochlear Ltd.(a)	11,591	951,871

Healthcare-Services - 3.9%
Primary Health Care Ltd.(a)	260,283	1,080,903
Ramsay Health Care Ltd.	24,562	695,647
Sonic Healthcare Ltd.	67,321	931,669

Total Healthcare-Services		2,708,219

Insurance - 8.2%
AMP Ltd.	365,462	1,825,022
Insurance Australia Group Ltd.	255,395	1,243,558
QBE Insurance Group Ltd.	89,426	1,011,978
Suncorp Group Ltd.	150,334	1,587,300

Total Insurance		5,667,858

Internet - 3.3%
carsales.com Ltd.(a)	144,732	1,102,913
REA Group Ltd.	31,996	597,928
Seek Ltd.	76,809	558,201

Total Internet		2,259,042

Iron/Steel - 0.5%
Fortescue Metals Group Ltd.(a)	75,710	365,500

Leisure Time - 2.2%
Flight Centre Ltd.(a)	55,371	1,552,126

Lodging - 1.8%
Crown Ltd.	95,860	1,061,898
Echo Entertainment Group Ltd.	48,601	173,574

Total Lodging		1,235,472

Media - 5.9%
Fairfax Media Ltd.(a)	1,817,615	962,394
Seven West Media Ltd.(a)	1,809,214	3,080,453

Total Media		4,042,847

Mining - 7.5%
BHP Billiton Ltd.	23,033	887,167
Iluka Resources Ltd.(a)	90,820	850,489
Mineral Resources Ltd.	90,879	916,144
Newcrest Mining Ltd.	8,356	192,416
Orica Ltd.	32,815	854,098
OZ Minerals Ltd.	126,528	880,121
Rio Tinto Ltd.	8,981	615,482

Total Mining		5,195,917

Miscellaneous Manufacturing - 1.5%
ALS Ltd.	48,453	543,282
Ansell Ltd.	28,252	449,647

Total Miscellaneous Manufacturing		992,929

Oil & Gas - 3.9%
Beach Energy Ltd.	273,013	419,494
Caltex Australia Ltd.	50,108	999,345
Santos Ltd.	42,519	489,990
Woodside Petroleum Ltd.	21,990	773,481

Total Oil & Gas		2,682,310

Packaging & Containers - 1.2%
Amcor Ltd.	97,716	818,691

Retail - 6.0%
Harvey Norman Holdings Ltd.(a)	635,018	1,252,623
Wesfarmers Ltd.	38,508	1,473,226

See Notes to Schedule of Investments.

68    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2012

Investments	Shares	Value
Wesfarmers Ltd. PPS	36,131	$1,425,800

Total Retail		4,151,649

Telecommunications - 4.5%
Telstra Corp., Ltd.	468,770	2,126,778
TPG Telecom Ltd.	352,114	946,812

Total Telecommunications		3,073,590

Transportation - 2.3%
Aurizon Holdings Ltd.	104,601	406,152
Toll Holdings Ltd.	255,290	1,208,591

Total Transportation		1,614,743

TOTAL COMMON STOCKS (Cost: $63,656,533)		68, 919,862

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.8%

MONEY MARKET FUND - 16.8%

United States - 16.8%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(b) (Cost: $11,626,897)(c)	11,626,897	11,626,897

TOTAL INVESTMENTS IN SECURITIES - 116.7% (Cost: $75,283,430)(d)		80,546,759
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (16.7)%		(11,528,829)

NET ASSETS - 100.0%		$69,017,930

PPS	-	Price Protected Shares

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $10,972,682 and the total market value of the collateral held by the Fund was $11,626,897.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    69

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 13.8%
Amcor Ltd.	44,375	$371,786
AMP Ltd.	101,280	505,766
Australia & New Zealand Banking Group Ltd.	111,842	2,908,663
BHP Billiton Ltd.	69,007	2,657,957
Brambles Ltd.	48,160	375,498
Coca-Cola Amatil Ltd.	33,971	474,364
Commonwealth Bank of Australia	61,429	3,965,564
Macquarie Group Ltd.	15,350	565,581
National Australia Bank Ltd.	112,372	2,916,614
Newcrest Mining Ltd.	2,625	60,447
Orica Ltd.	12,382	322,274
Origin Energy Ltd.	26,302	317,304
QBE Insurance Group Ltd.	58,516	662,189
Rio Tinto Ltd.	8,604	589,645
Santos Ltd.	24,312	280,172
Suncorp Group Ltd.	43,234	456,486
Telstra Corp., Ltd.	573,295	2,601,000
Wesfarmers Ltd.	43,888	1,679,052
Westpac Banking Corp.	148,963	4,027,172
Woodside Petroleum Ltd.	19,192	675,063
Woolworths Ltd.	36,827	1,121,397

Total Australia		27,533,994

Belgium - 1.1%
Anheuser-Busch InBev NV	14,496	1,256,392
Belgacom S.A.	19,390	567,644
Solvay S.A.	2,136	307,941

Total Belgium		2,131,977

Denmark - 0.3%
Novo Nordisk A/S Class B	3,714	601,488

Finland - 0.9%
Fortum Oyj	23,435	437,189
Kone Oyj Class B	8,075	594,051
Nokia Oyj(a)	191,042	736,971

Total Finland		1,768,211

France - 11.8%
Air Liquide S.A.	5,261	659,277
AXA S.A.	81,551	1,435,350
BNP Paribas S.A.	25,424	1,427,407
Carrefour S.A.	41,813	1,066,418
Casino Guichard Perrachon S.A.	4,076	387,451
Cie de Saint-Gobain	11,939	507,155
Cie Generale d’Optique Essilor International S.A.	3,823	383,159
Danone	11,031	725,782
EDF S.A.	59,312	1,093,194
France Telecom S.A.	161,534	1,775,927
GDF Suez	87,271	1,792,030
Hermes International	892	266,132
L’Oreal S.A.	5,614	776,417
LVMH Moet Hennessy Louis Vuitton S.A.	4,630	847,262
Pernod-Ricard S.A.	4,322	498,244
PPR	2,010	373,250
Safran S.A.	7,085	304,466
Sanofi	28,141	2,648,648
Schneider Electric S.A.	9,324	674,012
Sodexo	4,412	370,645
Total S.A.	72,042	3,705,177
Vinci S.A.	13,752	651,978
Vivendi S.A.	49,607	1,108,562

Total France		23,477,943

Germany - 10.2%
Adidas AG	5,003	444,106
Allianz SE	12,470	1,722,959
BASF SE	17,467	1,638,477
Bayer AG	14,071	1,333,646
Bayerische Motoren Werke AG	12,382	1,190,541
Daimler AG	30,928	1,684,843
Deutsche Bank AG	14,138	614,173
Deutsche Boerse AG	8,547	520,711
Deutsche Post AG	39,092	855,546
Deutsche Telekom AG	173,497	1,966,007
E.ON AG	76,462	1,420,378
Linde AG	3,300	574,295
Muenchener Rueckversicherungs AG	6,116	1,096,614
RWE AG	26,008	1,071,187
SAP AG	16,700	1,336,229
Siemens AG	19,675	2,132,229
Volkswagen AG	3,112	667,741

Total Germany		20,269,682

Hong Kong - 6.5%
BOC Hong Kong Holdings Ltd.	299,000	929,692
Cheung Kong Holdings Ltd.	55,000	844,424
China Mobile Ltd.	387,919	4,516,884
China Unicom Hong Kong Ltd.	166,000	265,999
CLP Holdings Ltd.	51,500	430,891
CNOOC Ltd.	796,529	1,724,425
Hang Seng Bank Ltd.(a)	49,295	754,926
Hong Kong Exchanges and Clearing Ltd.	26,300	447,560
Hutchison Whampoa Ltd.	77,000	803,693
MTR Corp., Ltd.	111,500	438,758
Power Assets Holdings Ltd.	48,500	414,238
Sun Hung Kai Properties Ltd.	57,442	861,165
Wharf Holdings Ltd.	60,000	469,110

Total Hong Kong		12,901,765

Ireland - 0.2%
CRH PLC	18,551	374,202

Israel - 0.5%
Israel Chemicals Ltd.	48,518	580,484
Teva Pharmaceutical Industries Ltd.	10,779	401,276

Total Israel		981,760

Italy - 3.7%
Assicurazioni Generali SpA	28,859	522,775
Enel SpA	448,723	1,856,430
ENI SpA	135,023	3,264,783
Intesa Sanpaolo SpA	382,321	655,268
Snam SpA	126,350	585,362
Telecom Italia SpA	438,733	395,065

Total Italy		7,279,683

Japan - 11.0%
Astellas Pharma, Inc.	11,300	506,419
Canon, Inc.	26,000	1,004,337
Chubu Electric Power Co., Inc.	18,500	246,053
Daiichi Sankyo Co., Ltd.	19,900	304,260
Denso Corp.	14,200	488,251
East Japan Railway Co.	7,600	490,464
Eisai Co., Ltd.	11,100	462,152

See Notes to Schedule of Investments.

70    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2012

Investments	Shares	Value
FANUC Corp.	2,500	$460,302
Hitachi Ltd.	66,000	384,711
Honda Motor Co., Ltd.	24,800	902,053
ITOCHU Corp.	42,900	450,012
Japan Tobacco, Inc.	18,700	527,705
Kansai Electric Power Co., Inc. (The)	28,900	303,155
Kao Corp.	18,000	468,189
KDDI Corp.	7,160	504,301
Kirin Holdings Co., Ltd.	33,000	386,237
Komatsu Ltd.	15,300	386,459
Kyocera Corp.	3,100	278,575
Mitsubishi Corp.	41,400	788,594
Mitsubishi Heavy Industries Ltd.	91,000	436,766
Mitsubishi UFJ Financial Group, Inc.	249,600	1,330,777
Mitsui & Co., Ltd.	51,000	756,757
Mizuho Financial Group, Inc.	576,198	1,046,239
MS&AD Insurance Group Holdings	21,500	423,958
Nintendo Co., Ltd.	3,000	318,163
Nippon Telegraph & Telephone Corp.	25,794	1,082,892
Nissan Motor Co., Ltd.	69,900	655,628
NTT DoCoMo, Inc.	965	1,383,913
Oriental Land Co., Ltd.	3,000	363,268
Shin-Etsu Chemical Co., Ltd.	8,400	508,090
Sumitomo Corp.	35,000	445,267
Sumitomo Mitsui Financial Group, Inc.	30,600	1,102,400
Takeda Pharmaceutical Co., Ltd.	23,900	1,065,570
Tokio Marine Holdings, Inc.	16,200	446,477
Toyota Motor Corp.	25,700	1,190,407

Total Japan		21,898,801

Netherlands - 1.7%
European Aeronautic Defence and Space Co. N.V.	11,360	441,822
Heineken NV	10,283	684,227
Koninklijke Ahold NV	36,066	481,914
Koninklijke Philips Electronics N.V.	26,135	685,510
Unilever NV	29,967	1,139,228

Total Netherlands		3,432,701

Norway - 1.7%
DNB ASA	48,488	613,369
Statoil ASA	75,648	1,889,416
Telenor ASA	47,959	966,893

Total Norway		3,469,678

Singapore - 2.1%
DBS Group Holdings Ltd.	43,000	522,407
Jardine Cycle & Carriage Ltd.	8,000	315,350
Oversea-Chinese Banking Corp., Ltd.	70,000	557,593
Singapore Airlines Ltd.	73,000	642,448
Singapore Telecommunications Ltd.	642,500	1,735,776
United Overseas Bank Ltd.	28,000	454,097

Total Singapore		4,227,671

Spain - 2.8%
Banco Bilbao Vizcaya Argentaria S.A.(a)	115,859	1,063,130
Banco Santander S.A.	86,333	694,311
CaixaBank(a)	140,664	489,035
Endesa S.A.	25,970	577,610
Gas Natural SDG S.A.	34,409	616,054
Iberdrola S.A.	96,645	534,513
Inditex S.A.	4,631	644,132
Repsol YPF S.A.	49,820	1,007,244

Total Spain		5,626,029

Sweden - 3.0%
Atlas Copco AB Class A	20,053	549,609
Hennes & Mauritz AB Class B	34,782	1,200,310
Nordea Bank AB	77,567	740,442
Sandvik AB	29,467	468,812
Svenska Handelsbanken AB Class A	14,928	533,286
Swedbank AB Class A	24,977	487,603
Telefonaktiebolaget LM Ericsson Class B	58,151	581,917
TeliaSonera AB	137,545	931,563
Volvo AB Class B	29,531	403,101

Total Sweden		5,896,643

Switzerland - 5.8%
Nestle S.A.	46,304	3,014,932
Novartis AG	57,886	3,633,092
Roche Holding AG - Genusschein	14,717	2,958,352
SGS S.A.	287	635,235
Swisscom AG	1,566	673,721
Syngenta AG	1,826	731,318

Total Switzerland		11,646,650

United Kingdom - 22.5%
Anglo American PLC	15,835	487,512
Antofagasta PLC	30,618	658,949
Associated British Foods PLC	18,627	473,551
AstraZeneca PLC	41,699	1,972,110
Aviva PLC	155,435	942,421
BAE Systems PLC	116,883	640,088
Barclays PLC	228,161	973,178
BG Group PLC	20,647	339,812
BHP Billiton PLC	45,736	1,583,154
BP PLC	439,231	3,032,946
British American Tobacco PLC	32,516	1,649,598
British Sky Broadcasting Group PLC	44,576	555,755
BT Group PLC	186,546	700,766
Centrica PLC	128,452	696,553
Compass Group PLC	56,822	669,641
Diageo PLC	28,781	836,022
Fresnillo PLC	20,977	629,793
GlaxoSmithKline PLC	134,442	2,917,450
HSBC Holdings PLC	434,331	4,567,149
Imperial Tobacco Group PLC	22,992	886,874
Legal & General Group PLC	217,428	514,593
National Grid PLC	99,088	1,132,305
Old Mutual PLC	141,828	410,825
Pearson PLC	26,755	516,665
Prudential PLC	36,836	518,235
Reckitt Benckiser Group PLC	15,364	968,749
Rio Tinto PLC	24,173	1,379,782
Royal Dutch Shell PLC Class A	97,991	3,380,016
Royal Dutch Shell PLC Class B	58,297	2,061,070
SABMiller PLC	15,666	719,389
SSE PLC	14,750	339,982
Standard Chartered PLC	49,876	1,275,691
Tesco PLC	207,615	1,133,927
Unilever PLC	27,437	1,055,209
Vodafone Group PLC	1,360,602	3,415,908
Xstrata PLC	46,521	800,815

Total United Kingdom		44,836,483

TOTAL COMMON STOCKS (Cost: $189,596,963)		198,355,361

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    71

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2012

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree International MidCap Dividend Fund(b) (Cost: $357,221)	7,495	$376,924

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/10/13* (Cost: $0)	49,820	30,345

TOTAL LONG-TERM INVESTMENTS (Cost: $189,954,184)		198,762,630

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

MONEY MARKET FUND - 0.8%

United States - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $1,631,483)(d)	1,631,483	1,631,483

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $191,585,667)(e)		200,394,113
Liabilities in Excess of Cash and Other Assets - (0.6)%		(1,152,503)

NET ASSETS - 100.0%		$199,241,610

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $1,541,496 and the total market value of the collateral held by the Fund was $1,631,483.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

72    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 11.3%
Amcor Ltd.	390,628	$3,272,787
BHP Billiton Ltd.	93,277	3,592,769
Coca-Cola Amatil Ltd.	266,575	3,722,396
Orica Ltd.	131,992	3,435,443
Origin Energy Ltd.	258,918	3,123,555
Telstra Corp., Ltd.	1,868,031	8,475,129
Wesfarmers Ltd.	157,254	6,016,169
Woodside Petroleum Ltd.	87,912	3,092,234
Woolworths Ltd.	150,271	4,575,811

Total Australia		39,306,293

Austria - 1.1%
OMV AG	106,235	3,831,348

Belgium - 1.9%
Belgacom S.A.	224,587	6,574,802

Finland - 3.5%
Fortum Oyj	232,893	4,344,704
Nokia Oyj(a)	2,014,863	7,772,614

Total Finland		12,117,318

France - 14.3%
Carrefour S.A.	270,898	6,909,105
Casino Guichard Perrachon S.A.	32,779	3,115,862
Cie Generale des Etablissements	45,948	4,336,769
EDF S.A.	229,052	4,221,711
France Telecom S.A.	673,823	7,408,104
GDF Suez	267,762	5,498,248
Sanofi	41,263	3,883,698
Total S.A.	89,106	4,582,792
Vinci S.A.	78,821	3,736,878
Vivendi S.A.	258,595	5,778,793

Total France		49,471,960

Germany - 12.0%
BASF SE	37,590	3,526,099
Bayer AG	30,218	2,864,056
Bayerische Motoren Werke AG	30,922	2,973,179
Daimler AG	81,812	4,456,815
Deutsche Post AG	191,889	4,199,576
Deutsche Telekom AG	517,668	5,866,033
E.ON AG	214,428	3,983,270
Metro AG	125,255	3,467,861
RWE AG	111,264	4,582,611
SAP AG	24,435	1,955,135
Siemens AG	33,258	3,604,252

Total Germany		41,478,887

Hong Kong - 0.8%
SJM Holdings Ltd.	1,215,000	2,821,626

Ireland - 0.9%
CRH PLC	158,791	3,203,056

Israel - 1.5%
Israel Chemicals Ltd.	445,746	5,333,039

Italy - 6.7%
Enel SpA	2,287,489	9,463,662
ENI SpA	199,528	4,824,479
Snam SpA	1,075,976	4,984,845
Telecom Italia SpA	4,429,472	3,988,595

Total Italy		23,261,581

Japan - 9.8%
Astellas Pharma, Inc.	60,700	2,720,320
Canon, Inc.	55,000	2,124,559
Daiichi Sankyo Co., Ltd.	181,900	2,781,146
Eisai Co., Ltd.	68,100	2,835,367
FUJIFILM Holdings Corp.	80,200	1,598,157
Fujitsu Ltd.	376,000	1,565,489
Hoya Corp.	51,400	1,005,232
ITOCHU Corp.	270,900	2,841,685
JX Holdings, Inc.	518,600	2,896,939
Kyocera Corp.	13,700	1,231,122
Mitsui & Co., Ltd.	211,000	3,130,897
Murata Manufacturing Co., Ltd.	27,300	1,594,460
Sumitomo Corp.	190,300	2,420,980
Takeda Pharmaceutical Co., Ltd.	78,500	3,499,884
Toshiba Corp.	418,000	1,629,168

Total Japan		33,875,405

Netherlands - 3.2%
Akzo Nobel N.V.	49,623	3,254,466
Koninklijke Ahold N.V.	235,644	3,148,672
Koninklijke Philips Electronics N.V.	175,236	4,596,365

Total Netherlands		10,999,503

Norway - 0.9%
Statoil ASA	125,358	3,130,994

Singapore - 4.7%
Jardine Cycle & Carriage Ltd.(a)	65,000	2,562,219
Singapore Airlines Ltd.	952,000	8,378,223
Singapore Telecommunications Ltd.	2,010,000	5,430,209

Total Singapore		16,370,651

Spain - 3.5%
Abertis Infraestructuras, S.A.	308,044	5,044,076
Repsol YPF S.A.	358,643	7,250,925

Total Spain		12,295,001

Sweden - 3.8%
Hennes & Mauritz AB Class B(a)	82,594	2,850,280
Svenska Cellulosa AB Class B	164,919	3,574,477
Telefonaktiebolaget LM Ericsson Class B	273,076	2,732,670
TeliaSonera AB	610,107	4,132,122

Total Sweden		13,289,549

Switzerland - 1.9%
Novartis AG	50,319	3,158,165
Roche Holding AG - Genusschein	16,433	3,303,296

Total Switzerland		6,461,461

United Kingdom - 17.9%
AstraZeneca PLC	110,345	5,218,651
BAE Systems PLC	1,080,400	5,916,608
BHP Billiton PLC	100,050	3,463,235
BP PLC	500,246	3,454,262
British American Tobacco PLC	55,185	2,799,639
British Sky Broadcasting Group PLC	209,755	2,615,140
Centrica PLC	673,907	3,654,376
Fresnillo PLC	142,053	4,264,857
GlaxoSmithKline PLC	145,512	3,157,674
Imperial Tobacco Group PLC	71,506	2,758,211
Kingfisher PLC	500,448	2,311,093
National Grid PLC	370,419	4,232,878
Pearson PLC	135,273	2,612,250
Reed Elsevier PLC	398,704	4,160,761

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    73

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2012

Investments	Shares	Value
Royal Dutch Shell PLC Class B	104,866	$3,707,500
SSE PLC	178,379	4,111,565
Tesco PLC	687,518	3,755,005

Total United Kingdom		62,193,705

TOTAL COMMON STOCKS (Cost: $318,853,992)		346,016,179

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $285,481)	6,820	306,423

RIGHTS - 0.1%

Spain - 0.1%
Repsol S.A., expiring 1/10/13* (Cost: $0)	358,643	218,450

TOTAL LONG-TERM INVESTMENTS (Cost: $319,139,473)		346,541,052

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

MONEY MARKET FUND - 2.9%

United States - 2.9%
Dreyfus Institutional Preferred Money Market Fund 0.13%(c) (Cost: $10,010,282)(d)	10,010,282	10,010,282

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $329,149,755)(e)		356,551,334
Liabilities in Excess of Cash and Other Assets - (2.8)%		(9,563,639)

NET ASSETS - 100.0%		$346,987,695

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $9,464,376 and the total market value of the collateral held by the Fund was $10,010,282.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

74    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 9.0%
Adelaide Brighton Ltd.	50,306	$162,950
AGL Energy Ltd.	25,298	403,946
ALS Ltd./Queensland	10,052	112,709
Ansell Ltd.	7,521	119,701
Atlas Iron Ltd.	27,396	50,912
Aurizon Holdings Ltd.	49,256	191,254
Bank of Queensland Ltd.	36,178	276,066
Bendigo and Adelaide Bank Ltd.	49,749	439,020
Boral Ltd.(a)	50,730	230,159
Caltex Australia Ltd.	14,386	286,912
Cochlear Ltd.(a)	2,896	237,824
Computershare Ltd.	24,373	227,483
Crown Ltd.	45,341	502,269
Flight Centre Ltd.(a)	7,804	218,757
GrainCorp Ltd. Class A	8,590	110,139
Harvey Norman Holdings Ltd.(a)	79,939	157,686
Iluka Resources Ltd.(a)	34,764	325,550
Incitec Pivot Ltd.	76,472	256,440
Insurance Australia Group Ltd.	105,986	516,062
Leighton Holdings Ltd.(a)	9,529	176,887
Lend Lease Group(b)	16,478	158,757
Metcash Ltd.(a)	78,686	271,217
Mineral Resources Ltd.	11,932	120,286
Monadelphous Group Ltd.(a)	5,250	133,102
New Hope Corp., Ltd.(a)	35,013	153,036
OZ Minerals Ltd.	21,820	151,779
Platinum Asset Management Ltd.(a)	46,972	193,602
Ramsay Health Care Ltd.	10,208	289,112
REA Group Ltd.	4,964	92,765
Seek Ltd.	14,318	104,055
Sims Metal Management Ltd.	11,813	113,444
Sonic Healthcare Ltd.	22,338	309,140
Sydney Airport	123,524	433,460
TABCORP Holdings Ltd.	101,393	321,062
Tatts Group Ltd.	152,971	478,031
Toll Holdings Ltd.	44,634	211,306
Treasury Wine Estates Ltd.	17,850	86,914
UGL Ltd.(a)	15,628	176,528
Wesfarmers Ltd. PPS	9,255	365,220
WorleyParsons Ltd.	10,888	264,059

Total Australia		9,429,601

Austria - 1.8%
Andritz AG	3,586	229,487
Lenzing AG	1,002	90,121
Oesterreichische Post AG	3,150	129,572
Raiffeisen Bank International AG	10,166	421,587
Strabag SE	4,178	112,506
Telekom Austria AG	15,108	114,332
Verbund AG	10,166	251,438
Vienna Insurance Group AG Wiener
Versicherung Gruppe	5,756	306,394
Voestalpine AG(a)	7,278	265,406

Total Austria		1,920,843

Belgium - 1.6%
Ageas	15,085	441,813
Colruyt S.A.	3,937	194,645
Delhaize Group S.A.(a)	7,932	316,341
D’ieteren S.A./N.V.	1,908	76,572
Elia System Operator S.A/N.V.	2,123	95,725
Mobistar S.A.	7,697	196,764
Telenet Group Holding N.V.	2,864	134,611
Umicore S.A.	3,914	215,130

Total Belgium		1,671,601

Denmark - 1.2%
Chr Hansen Holding A/S	2,578	83,684
Coloplast A/S Class B	3,115	152,197
FLSmidth & Co. A/S(a)	1,949	112,688
H. Lundbeck A/S	5,208	76,292
TDC A/S	94,504	668,647
Tryg A/S	1,622	122,243

Total Denmark		1,215,751

Finland - 2.8%
Cargotec Oyj Class B(a)	3,818	100,421
Elisa Oyj(a)	12,526	276,284
Kesko Oyj Class B	4,839	158,026
Metso Oyj	8,799	371,683
Neste Oil Oyj	13,985	180,138
Nokian Renkaat Oyj	4,856	192,705
Orion Oyj Class B	8,630	252,360
Pohjola Bank PLC Class A	17,863	265,415
Stora Enso Oyj Class R	42,899	296,647
UPM-Kymmene Oyj	36,790	427,077
Wartsila Oyj Abp	6,781	292,519
YIT Oyj	6,582	128,257

Total Finland		2,941,532

France - 8.6%
Accor S.A.	6,038	212,506
Aeroports de Paris	2,151	165,530
Alstom S.A.	7,494	297,737
Arkema S.A.	1,198	125,108
Bouygues S.A.	24,914	735,764
Cap Gemini S.A.	5,168	223,891
CNP Assurances	56,654	866,808
Edenred	6,625	203,512
Eiffage S.A.	4,721	208,945
Euler Hermes S.A.	3,970	340,213
Eutelsat Communications S.A.	10,028	331,845
Faurecia	4,724	72,994
Groupe Eurotunnel S.A.	7,016	54,019
Havas S.A.	11,932	65,583
Imerys S.A.	2,901	184,311
JC Decaux S.A.	6,108	144,829
Klepierre	10,537	417,037
Lagardere SCA	9,535	317,856
Legrand S.A.	8,103	340,521
Natixis	169,870	571,090
Neopost S.A.(a)	3,890	205,143
Remy Cointreau S.A.	1,230	134,158
Rexel S.A.	11,369	231,429
SCOR SE	12,183	327,827
SEB S.A.	1,467	107,748
Societe BIC S.A.	2,485	295,909
Societe Immobiliere de Location pourl’Industrie et le Commerce	1,134	124,913
Suez Environnement Co.	36,619	439,769
Thales S.A.	4,494	155,499
Valeo S.A.	3,436	170,487
Vallourec S.A.	5,632	293,222
Veolia Environnement S.A.	38,184	460,879

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    75

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2012

Investments	Shares	Value
Zodiac Aerospace	1,851	$203,599

Total France		9,030,681

Germany - 3.5%
Axel Springer AG	5,409	230,232
Bilfinger Berger SE	2,226	214,237
Brenntag AG	906	118,766
Fielmann AG	1,923	185,076
Fraport AG Frankfurt Airport Services Worldwide	3,026	175,278
Freenet AG(a)	12,504	230,794
GEA Group AG	6,076	196,019
Hannover Rueckversicherung AG	6,432	499,978
HeidelbergCement AG	3,131	189,182
Infineon Technologies AG	22,624	182,813
K+S AG	8,304	383,180
Lanxess AG	1,343	117,338
Rhoen Klinikum AG	3,583	72,346
Salzgitter AG	1,526	79,318
Software AG	2,386	100,993
Suedzucker AG	5,153	210,537
Symrise AG	5,502	196,724
United Internet AG Registered Shares	7,065	151,920
Wacker Chemie AG(a)	2,434	159,310

Total Germany		3,694,041

Hong Kong - 4.3%
Bank of East Asia Ltd.(a)	80,400	307,561
Beijing Enterprises Holdings Ltd.	18,700	121,838
China Merchants Holdings International Co., Ltd.	114,200	366,137
China Resources Enterprise Ltd.	48,600	175,254
China Resources Power Holdings Co., Ltd.	108,800	277,655
Citic Pacific Ltd.	154,500	230,429
Dah Chong Hong Holdings Ltd.	72,200	75,918
Fosun International Ltd.	287,400	183,545
Franshion Properties China Ltd.	166,100	59,789
Guangdong Investment Ltd.	208,208	163,593
Hang Lung Group Ltd.	24,000	136,398
Hopewell Holdings Ltd.	59,662	255,941
Hysan Development Co., Ltd.	36,000	173,013
New World Development Co., Ltd.	264,482	410,158
PCCW Ltd.	441,000	193,450
Shanghai Industrial Holdings Ltd.	55,500	195,124
Shougang Fushan Resources Group Ltd.	472,700	173,813
Sino Land Co., Ltd.	219,400	394,594
Sino-Ocean Land Holdings Ltd.	298,000	222,610
Television Broadcasts Ltd.	24,074	179,836
Wheelock & Co., Ltd.	22,000	110,698
Yuexiu Property Co., Ltd.	413,100	130,579

Total Hong Kong		4,537,933

Ireland - 0.5%
DCC PLC	3,273	107,015
Dragon Oil PLC	18,889	169,491
Kerry Group PLC Class A	2,225	117,499
Paddy Power PLC	874	72,018

Total Ireland		466,023

Israel - 0.8%
Bank Hapoalim Bm*	26,346	112,626
Bank Leumi Le-Israel BM*	49,734	168,886
Bezeq The Israeli Telecommunication Corp., Ltd.	487,333	557,721

Total Israel		839,233

Italy - 4.2%
Atlantia SpA	48,492	873,949
Autogrill SpA	14,965	171,354
Banca Carige SpA(a)	295,194	299,866
Davide Campari-Milano SpA	10,028	76,681
De’Longhi SpA	7,158	103,053
Enel Green Power SpA	128,488	238,005
Exor SpA	5,600	140,278
Lottomatica Group SpA	9,260	209,984
Mediobanca SpA	63,741	391,777
Mediolanum SpA(a)	50,656	256,053
Parmalat SpA	116,484	270,288
Pirelli & C SpA	18,384	209,775
Prysmian SpA	4,700	93,009
Telecom Italia SpA RSP	479,120	377,424
Terna Rete Elettrica Nazionale SpA	142,191	566,893
Tod’s SpA	980	123,583

Total Italy		4,401,972

Japan - 19.7%
ABC-Mart, Inc.	1,678	73,066
Air Water, Inc.	7,000	89,215
Alfresa Holdings Corp.	1,000	38,975
All Nippon Airways Co., Ltd.(a)	56,000	117,227
Amada Co., Ltd.	13,000	83,444
Aozora Bank Ltd.	101,000	308,379
Asahi Glass Co., Ltd.(a)	59,000	427,155
Asahi Kasei Corp.	44,000	258,000
Asics Corp.	5,000	75,753
Bank of Kyoto Ltd. (The)	13,000	109,455
Bank of Yokohama Ltd. (The)	32,000	148,037
Brother Industries Ltd.	7,300	77,673
Canon Marketing Japan, Inc.	4,800	68,560
Chiba Bank Ltd. (The)	25,000	145,724
Chugoku Bank Ltd. (The)	6,000	83,340
Chugoku Electric Power Co., Inc. (The)	12,700	198,729
Citizen Holdings Co., Ltd.	9,600	50,184
Coca-Cola West Co., Ltd.	4,800	74,000
Cosmo Oil Co., Ltd.	40,000	88,822
Dai Nippon Printing Co., Ltd.	42,000	326,907
Daihatsu Motor Co., Ltd.	17,000	336,402
Daikin Industries Ltd.	5,900	200,749
Dainippon Sumitomo Pharma Co., Ltd.	14,100	168,779
Daito Trust Construction Co., Ltd.	4,100	386,457
Daiwa House Industry Co., Ltd.	16,000	273,683
Daiwa Securities Group, Inc.	56,000	307,639
Dena Co., Ltd.(a)	3,400	111,754
DIC Corp.	40,000	73,556
Dowa Holdings Co., Ltd.	10,000	64,188
Electric Power Development Co., Ltd.	5,300	125,535
FamilyMart Co., Ltd.	3,300	135,679
Fuji Electric Co., Ltd.	28,000	68,328
Fuji Heavy Industries Ltd.	13,000	161,776
Fukuoka Financial Group, Inc.	40,000	159,140
Gunma Bank Ltd. (The)	14,000	68,166
Hachijuni Bank Ltd. (The)	11,000	54,831
Hamamatsu Photonics K.K.	1,800	64,951
Hankyu Hanshin Holdings, Inc.	22,000	113,479
Hirose Electric Co., Ltd.	600	71,405
Hiroshima Bank Ltd. (The)	30,000	125,253

See Notes to Schedule of Investments.

76    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2012

Investments	Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	2,500	$124,039
Hitachi Capital Corp.	6,600	135,183
Hitachi Chemical Co., Ltd.	6,400	95,632
Hitachi Construction Machinery Co., Ltd.(a)	5,200	107,771
Hitachi High-Technologies Corp.	2,700	55,427
Hokkaido Electric Power Co., Inc.	13,400	162,105
Hokuhoku Financial Group, Inc.	47,000	69,034
Hokuriku Electric Power Co.	6,200	73,283
Ibiden Co., Ltd.	4,600	72,672
Idemitsu Kosan Co., Ltd.	1,400	121,113
IHI Corp.	45,000	115,538
Isetan Mitsukoshi Holdings Ltd.	7,700	74,983
Itochu Techno-Solutions Corp.	1,800	74,007
Iyo Bank Ltd. (The)	12,000	94,790
J Front Retailing Co., Ltd.	13,000	71,717
JGC Corp.	4,000	123,796
Joyo Bank Ltd. (The)	35,000	165,558
JSR Corp.	7,300	138,376
Kajima Corp.	38,000	124,814
Kaneka Corp.	17,000	85,526
Kansai Paint Co., Ltd.	9,000	96,490
Kawasaki Heavy Industries Ltd.	43,000	115,376
Keikyu Corp.	13,000	115,168
Keio Corp.	16,000	118,985
Kintetsu Corp.(a)	42,000	171,954
Koito Manufacturing Co., Ltd.	4,000	57,734
Konami Corp.	4,800	107,253
Konica Minolta Holdings, Inc.	15,500	110,426
Kuraray Co., Ltd.	12,800	166,541
Kurita Water Industries Ltd.	3,700	80,962
Kyowa Hakko Kirin Co., Ltd.	13,000	127,647
Kyushu Electric Power Co., Inc.	22,700	258,071
Lawson, Inc.	4,100	278,344
LIXIL Group Corp.	7,900	175,149
Makita Corp.	4,200	192,841
Marui Group Co., Ltd.	11,400	90,578
MEIJI Holdings Co., Ltd.	1,700	73,533
Miraca Holdings, Inc.	1,000	40,190
Mitsubishi Chemical Holdings Corp.	51,000	251,269
Mitsubishi Gas Chemical Co., Inc.	16,000	97,149
Mitsubishi Tanabe Pharma Corp.	16,500	214,873
Mitsui Chemicals, Inc.	46,000	118,638
Mitsui O.S.K. Lines Ltd.	16,000	47,002
Nabtesco Corp.	2,000	44,180
Namco Bandai Holdings, Inc.	9,700	125,310
NGK Insulators Ltd.	10,000	117,504
NGK Spark Plug Co., Ltd.	5,000	65,923
Nippon Electric Glass Co., Ltd.	19,000	107,014
Nippon Express Co., Ltd.	29,000	119,066
Nippon Meat Packers, Inc.	5,000	69,103
Nippon Shokubai Co., Ltd.	7,000	71,405
Nishi-Nippon City Bank Ltd. (The)	49,000	120,708
Nisshin Seifun Group, Inc.	6,000	74,805
Nissin Foods Holdings Co., Ltd.	3,400	128,780
Nitori Holdings Co., Ltd.	500	36,604
Nitto Denko Corp.	5,200	253,791
NKSJ Holdings, Inc.	21,728	461,122
Nomura Real Estate Holdings, Inc.	5,600	106,087
Nomura Research Institute Ltd.	8,900	184,454
Obayashi Corp.	22,000	123,148
Odakyu Electric Railway Co., Ltd.(a)	13,000	135,014
OJI Paper Co., Ltd.	52,000	178,014
Oracle Corp.	2,568	106,623
Osaka Gas Co., Ltd.	50,000	181,576
Ricoh Co., Ltd.(a)	28,000	293,714
Rohm Co., Ltd.	2,600	84,166
Sankyo Co., Ltd.	4,600	182,212
Sega Sammy Holdings, Inc.	8,700	146,400
Seiko Epson Corp.(a)	10,000	80,611
Sekisui Chemical Co., Ltd.	11,000	95,287
Sekisui House Ltd.	25,000	272,365
Shikoku Electric Power Co., Inc.	6,000	95,414
Shimamura Co., Ltd.	1,100	106,610
Shimizu Corp.	23,000	85,919
Shinsei Bank Ltd.	59,000	116,683
Shionogi & Co., Ltd.	10,200	169,518
Shiseido Co., Ltd.	15,500	218,163
Shizuoka Bank Ltd. (The)	10,000	97,265
Showa Denko K.K.(a)	27,000	40,907
Showa Shell Sekiyu K.K.(a)	20,600	116,264
Sojitz Corp.	58,300	85,631
Sony Financial Holdings, Inc.	7,857	139,938
Square Enix Holdings Co., Ltd.	3,800	48,124
Sumitomo Chemical Co., Ltd.	72,000	223,998
Sumitomo Heavy Industries Ltd.	22,000	103,556
Sumitomo Metal Mining Co., Ltd.	19,000	265,448
Sumitomo Rubber Industries Ltd.	5,800	69,427
Suzuken Co., Ltd.	1,800	50,566
T&D Holdings, Inc.	21,700	261,258
Taisei Corp.	37,000	122,385
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	68,467
Takashimaya Co., Ltd.	10,000	70,896
TDK Corp.(a)	2,900	104,308
Teijin Ltd.	31,000	76,366
Terumo Corp.	2,800	110,264
Tobu Railway Co., Ltd.	21,000	110,993
Toho Co., Ltd.	3,900	68,514
Toho Gas Co., Ltd.	11,000	58,902
Tokyo Broadcasting System Holdings, Inc.	5,800	60,640
Tokyo Electron Ltd.	3,600	163,835
Tokyu Corp.	19,000	106,795
Tokyu Land Corp.	17,000	123,079
TonenGeneral Sekiyu K.K.(a)	29,104	251,103
Toppan Printing Co., Ltd.	16,000	98,444
Toyo Seikan Kaisha Ltd.	4,800	63,952
Toyo Suisan Kaisha Ltd.	4,000	106,309
Toyoda Gosei Co., Ltd.	3,600	72,404
Toyota Boshoku Corp.(a)	6,000	68,837
Toyota Tsusho Corp.	8,200	200,483
Trend Micro, Inc.(a)	6,100	182,933
Ube Industries Ltd.	44,000	104,829
USS Co., Ltd.	1,240	128,926
West Japan Railway Co.	5,728	225,238
Yamada Denki Co., Ltd.(a)	2,690	103,444
Yamaguchi Financial Group, Inc.	7,000	61,528
Yamaha Motor Co., Ltd.	9,600	105,365
Yamato Holdings Co., Ltd.	8,900	134,635
Yaskawa Electric Corp.	7,000	66,628

Total Japan		20,586,109

Netherlands - 3.1%
Aegon N.V.	60,902	385,648
Delta Lloyd N.V.	19,900	323,623
Fugro N.V.	2,944	172,799
Gemalto N.V.	704	63,114
Imtech N.V.	2,820	64,654

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    77

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2012

Investments	Shares	Value
Koninklijke Boskalis Westminster N.V.	4,771	$213,863
Koninklijke Vopak N.V.	3,057	214,858
Randstad Holding N.V.	9,041	331,426
Reed Elsevier N.V.	36,286	535,085
STMicroelectronics N.V.	73,289	516,457
Wolters Kluwer N.V.	17,764	362,425

Total Netherlands		3,183,952

New Zealand - 1.0%
Auckland International Airport Ltd.	58,681	129,260
Fletcher Building Ltd.	56,628	391,965
Telecom Corp. of New Zealand Ltd.	192,761	361,788
Vector Ltd.	83,908	188,289

Total New Zealand		1,071,302

Norway - 2.2%
Aker ASA Class A	5,440	207,229
Aker Solutions ASA	14,224	288,557
Fred Olsen Energy ASA	4,292	186,479
Gjensidige Forsikring ASA	31,256	445,933
Kongsberg Gruppen AS	3,569	79,842
Norsk Hydro ASA	78,622	393,869
Orkla ASA	53,167	463,339
Schibsted ASA	2,446	103,505
TGS Nopec Geophysical Co. ASA	4,922	160,522

Total Norway		2,329,275

Portugal - 2.0%
EDP-Energias de Portugal S.A.	391,873	1,183,118
Portugal Telecom, SGPS, S.A.	189,174	935,027

Total Portugal		2,118,145

Singapore - 4.8%
City Developments Ltd.	17,000	179,116
ComfortDelGro Corp., Ltd.	104,000	151,551
Cosco Corp. Singapore Ltd.(a)	94,000	68,874
Fraser and Neave Ltd.	46,402	368,481
Hutchison Port Holdings Trust Class U	590,894	466,806
Keppel Land Ltd.	105,000	346,418
M1 Ltd.	58,000	128,678
Olam International Ltd.	90,000	114,572
SATS Ltd.	69,000	163,250
SembCorp Industries Ltd.	69,000	296,562
SembCorp Marine Ltd.(a)	170,360	641,552
SIA Engineering Co., Ltd.	74,536	267,878
Singapore Exchange Ltd.	55,000	315,637
Singapore Press Holdings Ltd.(a)	106,148	350,206
Singapore Technologies Engineering Ltd.	151,000	472,223
StarHub Ltd.	114,594	355,556
Venture Corp., Ltd.	19,000	125,370
Yangzijiang Shipbuilding Holdings Ltd.	210,000	165,043

Total Singapore		4,977,773

Spain - 5.4%
Acciona S.A.	5,708	423,004
Acerinox S.A.	18,442	202,973
ACS Actividades de Construccion y Servicios, S.A.	49,022	1,230,567
Amadeus IT Holding S.A. Class A	14,128	354,832
Ebro Foods S.A.	9,507	188,011
Enagas S.A.	18,194	387,150
Ferrovial S.A.	42,446	626,761
Mapfre S.A.(a)	302,128	922,124
Obrascon Huarte Lain S.A.	9,100	263,344
Prosegur Cia de Seguridad S.A.	15,330	89,737
Red Electrica Corp. S.A.(a)	8,698	427,736
Tecnicas Reunidas S.A.	3,090	142,931
Viscofan S.A.	1,432	80,823
Zardoya Otis S.A.	20,021	285,073

Total Spain		5,625,066

Sweden - 5.5%
Alfa Laval AB	11,306	235,142
Atlas Copco AB Class B	17,714	430,770
Boliden AB	12,529	235,155
Castellum AB	10,104	143,357
Electrolux AB Series B	14,337	375,755
Elekta AB Class B	1,999	31,158
Getinge AB Class B	5,820	196,820
Hakon Invest AB	9,479	172,373
Hexagon AB Class B	4,603	115,403
Husqvarna AB Class B(a)	24,220	145,906
Investment AB Kinnevik Class B	12,355	257,718
Investment AB Latour Class B	8,977	171,386
Meda AB Class A	9,483	97,593
Modern Times Group AB Class B	2,533	88,230
Ratos AB Class B	25,753	247,418
Scania AB Class B	12,682	261,810
Securitas AB Class B	15,196	132,445
Skanska AB Class B	20,433	333,564
SKF AB Class B	14,414	361,599
Swedish Match AB	10,565	354,362
Tele2 AB Class B	49,666	894,003
Trelleborg AB Class B	7,170	88,778
Volvo AB Class A	26,727	367,291

Total Sweden		5,738,036

Switzerland - 1.5%
Baloise Holding AG	3,285	281,720
Panalpina Welttransport Holding AG	620	62,891
Partners Group Holding AG	1,503	346,789
Schindler Holding AG	1,525	216,250
Schindler Holding AG Participating Shares	1,534	221,214
Straumann Holding AG	334	40,867
Sulzer AG	1,255	197,570
Swatch Group AG (The)	2,104	181,013

Total Switzerland		1,548,314

United Kingdom - 16.0%
Aberdeen Asset Management PLC	66,779	398,485
Admiral Group PLC	20,161	380,152
Aegis Group PLC	29,065	110,932
African Barrick Gold PLC	10,327	73,962
AMEC PLC	11,127	181,412
Amlin PLC	31,504	194,085
Ashmore Group PLC	39,492	230,714
Babcock International Group PLC	6,569	103,095
Balfour Beatty PLC	34,468	153,348
British Land Co. PLC	43,732	399,506
Bunzl PLC	8,766	143,774
Capita PLC	22,898	281,016
Carillion PLC	26,949	138,864
Carnival PLC	7,769	297,780
Cobham PLC	45,184	162,170
Croda International PLC	2,850	110,072
Daily Mail & General Trust PLC Class A	25,163	225,373
Drax Group PLC	32,891	291,113
easyjet PLC	10,214	127,095
Eurasian Natural Resources Corp. PLC	79,501	367,010

See Notes to Schedule of Investments.

78    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2012

Investments	Shares	Value
Evraz PLC	73,160	$307,888
Ferrexpo PLC	29,528	120,570
G4S PLC	53,587	223,426
GKN PLC	55,158	205,141
Halma PLC	10,644	79,485
Hammerson PLC	18,826	149,428
Hargreaves Lansdown PLC	22,612	250,307
Hikma Pharmaceuticals PLC	2,342	28,971
ICAP PLC	47,672	237,897
IG Group Holdings PLC	25,230	184,551
IMI PLC	12,141	216,495
Inchcape PLC	19,866	139,147
Inmarsat PLC	29,637	281,583
InterContinental Hotels Group PLC	6,651	184,547
Intertek Group PLC	1,754	88,357
Investec PLC	41,763	287,632
ITV PLC	102,810	175,808
J. Sainsbury PLC	103,374	579,887
Jardine Lloyd Thompson Group PLC	9,908	127,233
Johnson Matthey PLC	5,551	214,390
Kazakhmys PLC	22,242	281,281
Ladbrokes PLC	47,634	153,542
London Stock Exchange Group PLC	11,257	199,085
Man Group PLC	306,381	412,114
Marks & Spencer Group PLC	90,265	560,933
Meggitt PLC	20,867	129,674
Melrose Industries PLC	12,920	46,938
Michael Page International PLC	11,087	71,187
Millennium & Copthorne Hotels PLC	14,113	115,851
Mondi PLC	15,404	167,638
Next PLC	5,844	352,334
Pennon Group PLC	13,749	139,681
PZ Cussons PLC	9,849	61,093
Rexam PLC	36,760	260,525
Rotork PLC	1,701	70,369
RSA Insurance Group PLC	288,665	589,816
Sage Group PLC (The)	57,097	273,143
Segro PLC	51,887	207,988
Serco Group PLC	6,525	56,744
Severn Trent PLC	11,495	294,104
Smith & Nephew PLC	22,595	249,568
Smiths Group PLC	10,184	197,159
Spectris PLC	2,539	84,565
St. James’s Place PLC	15,178	103,992
Stagecoach Group PLC	26,595	132,803
Standard Life PLC	151,278	816,642
TalkTalk Telecom Group PLC	41,716	158,403
Tate & Lyle PLC	23,343	289,134
Travis Perkins PLC	5,346	94,546
TUI Travel PLC(a)	91,995	422,445
United Utilities Group PLC	38,862	425,451
Vedanta Resources PLC	11,858	223,014
Vesuvius PLC	9,262	52,092
Weir Group PLC (The)	5,354	163,528
Whitbread PLC	5,313	211,330
William Hill PLC	38,155	215,895

Total United Kingdom		16,737,308

TOTAL COMMON STOCKS (Cost: $92,640,007)		104,064,491

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Australia Dividend Fund(a)(c)	1,865	108,487
WisdomTree Japan Hedged Equity Fund(a)(c)	2,935	108,243

TOTAL EXCHANGE-TRADED FUNDS (Cost: $186,921)		216,730

RIGHTS - 0.0%

Singapore - 0.0%
Olam International Ltd., expiring 1/21/13* (Cost: $0)	28,170	692

TOTAL LONG-TERM INVESTMENTS (Cost: $92,826,928)		104,281,913

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.7%

MONEY MARKET FUND - 8.7%

United States - 8.7%
Dreyfus Institutional Preferred Money Market Fund 0.13%(d) (Cost: $9,042,247)(e)	9,042,247	9,042,247

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $101,869,175)(f)		113,324,160
Liabilities in Excess of Foreign Currency and Other Assets - (8.4)%		(8,750,544)

NET ASSETS - 100.0%		$104,573,616

PPS	-	Price Protected Shares
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(e)	At December 31, 2012, the total market value of the Fund’s securities on loan was $8,575,669 and the total market value of the collateral held by the Fund was $9,042,247.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    79

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 14.1%
APN News & Media Ltd.	1,547,433	$401,636
ARB Corp., Ltd.	40,665	460,180
Aristocrat Leisure Ltd.	234,387	766,522
Arrium Ltd.	1,407,411	1,329,668
ASG Group Ltd.	523,395	309,731
Ausdrill Ltd.	218,984	643,398
Ausenco Ltd.	103,529	342,873
Australian Pharmaceutical Industries Ltd.	1,132,244	552,483
Automotive Holdings Group Ltd.	361,351	1,241,761
Beach Energy Ltd.	549,701	844,635
Boart Longyear Ltd.	207,908	404,719
Bradken Ltd.	207,570	1,180,935
Breville Group Ltd.	114,192	788,385
Brickworks Ltd.	92,688	1,110,478
BT Investment Management Ltd.	490,023	1,195,543
Cabcharge Australia Ltd.(a)	134,670	612,387
Cardno Ltd.(a)	91,784	664,172
carsales.com Ltd.(a)	163,149	1,243,258
Cash Converters International Ltd.	338,532	407,698
CSG Ltd.	524,763	310,541
CSR Ltd.	595,161	1,211,076
Data#3 Ltd.	372,376	496,782
David Jones Ltd.(a)	1,031,091	2,526,328
DuluxGroup Ltd.(a)	319,587	1,254,185
DWS Ltd.	329,018	519,211
Emeco Holdings Ltd.	688,281	435,890
Envestra Ltd.	1,406,303	1,372,422
Fairfax Media Ltd.(a)	2,592,249	1,372,549
Fleetwood Corp., Ltd.	67,515	686,221
Grange Resources Ltd.	1,652,596	600,504
GUD Holdings Ltd.(a)	109,292	981,489
GWA Group Ltd.(a)	511,201	1,220,676
Hills Holdings Ltd.	513,268	482,251
iiNET Ltd.	130,752	621,720
Imdex Ltd.	183,409	320,850
Independence Group NL	102,733	495,957
Invocare Ltd.	82,788	754,645
IOOF Holdings Ltd.	331,436	2,480,937
Iress Ltd.(a)	146,528	1,253,512
JB Hi-Fi Ltd.(a)	167,127	1,795,841
Kingsgate Consolidated Ltd.	31,134	142,223
M2 Telecommunications Group Ltd.	124,983	542,385
McMillan Shakespeare Ltd.	50,704	730,655
Medusa Mining Ltd.	73,873	416,453
Mermaid Marine Australia Ltd.(a)	144,198	510,498
Mount Gibson Iron Ltd.	1,471,049	1,275,247
Myer Holdings Ltd.(a)	1,219,076	2,733,791
MyState Ltd.	153,615	562,975
Navitas Ltd.(a)	360,591	1,759,517
NIB Holdings Ltd.	443,783	926,078
NRW Holdings Ltd.	210,493	410,843
OrotonGroup Ltd.(a)	64,898	464,902
Pacific Brands Ltd.	1,686,712	1,085,709
Perpetual Ltd.	51,342	1,851,755
Primary Health Care Ltd.(a)	301,709	1,252,937
Qube Holdings Ltd.	301,111	523,627
Retail Food Group Ltd.(a)	127,686	420,226
RHG Ltd.	2,350,709	1,098,227
Ridley Corp., Ltd.	356,855	407,535
SAI Global Ltd.	100,579	441,701
Salmat Ltd.	302,035	796,474
Sedgman Ltd.(a)	252,719	324,030
Seven West Media Ltd.(a)	2,568,586	4,373,396
Sigma Pharmaceuticals Ltd.	1,288,970	983,583
Skilled Group Ltd.	161,106	431,531
SMS Management & Technology Ltd.	96,250	462,661
STW Communications Group Ltd.	662,123	763,032
Super Retail Group Ltd.	131,463	1,355,294
Thorn Group Ltd.(a)	231,347	487,574
TPG Telecom Ltd.	386,855	1,040,229
Transfield Services Ltd.	542,512	1,098,310
Webjet Ltd.(a)	99,508	451,461
Western Areas NL(a)	129,904	601,504
WHK Group Ltd.	448,636	458,787
Wotif.com Holdings Ltd.(a)	227,367	1,243,996

Total Australia		68,123,195

Austria - 0.6%
RHI AG	27,906	916,103
Schoeller-Bleckmann Oilfield Equipment AG	8,108	847,577
Wienerberger AG	43,292	395,481
Zumtobel AG	34,597	457,039

Total Austria		2,616,200

Belgium - 1.5%
Arseus N.V.	20,081	410,359
Barco N.V.	6,150	441,895
Bekaert N.V.(a)	45,290	1,306,164
Cofinimmo	15,134	1,787,759
EVS Broadcast Equipment S.A.	12,266	718,014
Exmar N.V.	109,590	1,111,078
Melexis N.V.	33,752	573,143
Tessenderlo Chemie N.V.	25,773	844,042

Total Belgium		7,192,454

Denmark - 0.8%
D/S Norden	14,561	419,660
East Asiatic Co., Ltd. A/S	14,058	235,993
Pandora A/S(a)	153,539	3,377,853

Total Denmark		4,033,506

Finland - 2.8%
Alma Media Oyj(a)	94,086	564,396
Amer Sports Oyj	61,607	913,755
Huhtamaki Oyj	67,398	1,090,282
Kemira Oyj	125,290	1,950,804
Konecranes Oyj	40,041	1,348,786
Lassila & Tikanoja Oyj*	39,955	613,157
Ramirent Oyj	79,353	653,869
Rautaruukki Oyj	187,283	1,470,373
Sanoma Oyj(a)	212,393	2,081,941
Stockmann Oyj Abp Class B(a)	18,271	327,603
Tieto Oyj	53,351	1,047,332
Tikkurila Oyj	35,520	689,331
Uponor Oyj	57,896	732,769

Total Finland		13,484,398

France - 4.4%
Affine S.A.	30,694	510,288
Alten Ltd.	23,191	799,537
April	28,671	568,888
Beneteau S.A.	28,806	312,937
Bourbon S.A.(a)	52,897	1,450,929

See Notes to Schedule of Investments.

80    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
Derichebourg S.A.	164,089	$681,455
Etablissements Maurel et Prom	64,308	1,075,057
Faiveley Transport	7,738	499,887
GL Events S.A.	18,596	414,337
IPSOS	11,518	427,467
Mersen	13,568	377,259
Metropole Television S.A.	164,685	2,565,282
Nexans S.A.	14,728	650,580
Nexity S.A.	71,427	2,404,615
Plastic Omnium S.A.	27,716	832,582
Rallye S.A.	49,154	1,647,010
Rubis	14,221	971,197
Saft Groupe S.A.	15,290	356,803
Sechilienne-Sidec	35,689	676,613
Societe d’edition de Canal +	108,993	711,297
Societe Television Francaise 1	289,226	3,374,643

Total France		21,308,663

Germany - 3.8%
Aixtron SE	34,634	405,428
Balda AG(a)	234,247	1,040,453
Bechtle AG	13,591	549,198
Bertrandt AG	4,825	481,867
Comdirect Bank AG	133,007	1,383,562
CompuGroup Medical AG	10,014	193,350
CTS Eventim AG	11,002	386,487
Delticom AG	8,471	360,732
Drillisch AG	74,917	1,100,798
Duerr AG	6,920	615,825
ElringKlinger AG	23,582	792,808
Gerresheimer AG*	7,796	412,106
Gildemeister AG	21,502	432,311
H&R AG	27,353	426,436
Hamborner REIT AG	52,318	516,217
Indus Holding AG	19,009	507,745
Leoni AG	22,786	857,673
MLP AG	153,877	1,014,357
NORMA Group	16,125	446,443
Pfeiffer Vacuum Technology AG	5,190	626,567
Prime Office REIT-AG	89,768	383,455
Rheinmetall AG	27,375	1,313,720
Sixt AG	24,030	496,761
SMA Solar Technology AG	26,588	666,369
Takkt AG	72,575	1,004,670
Vossloh AG	6,619	649,862
Wincor Nixdorf AG	28,904	1,350,895

Total Germany		18,416,095

Hong Kong - 2.6%
China Everbright International Ltd.(a)	726,000	367,175
China Power International Development Ltd.(a)	2,237,000	709,989
China South City Holdings Ltd.(a)	2,922,000	441,080
China Travel International Investment Hong Kong	2,746,000	563,311
Citic Telecom International Holdings Ltd.	2,709,000	733,971
City Telecom (HK) Ltd.	2,474,914	862,134
Dah Sing Banking Group Ltd.(a)	874,400	951,017
Dah Sing Financial Holdings Ltd.	235,200	1,060,560
Emperor Watch & Jewellery Ltd.	5,595,988	685,885
Goldlion Holdings Ltd.	1,245,000	666,604
Guotai Junan International Holdings Ltd.	1,001,645	410,953
Henderson Investment Ltd.	4,579,000	354,464
Shenzhen Investment Ltd.	3,612,000	1,463,282
Singamas Container Holdings Ltd.	2,310,000	551,359
Sinotruk Hong Kong Ltd.(a)	718,500	548,781
Vitasoy International Holdings Ltd.	701,364	716,670
Welling Holding Ltd.	6,872,000	1,046,203
Winteam Pharmaceutical Group Ltd.	1,034,904	213,634
YGM Trading Ltd.	162,000	381,651

Total Hong Kong		12,728,723

Ireland - 0.8%
C&C Group PLC	159,093	955,823
Greencore Group PLC	177,187	293,058
Irish Continental Group PLC	28,338	722,932
Smurfit Kappa Group PLC	102,130	1,211,834
United Drug PLC	182,314	816,152

Total Ireland		3,999,799

Israel - 2.3%
Amot Investments Ltd.	239,488	608,236
Avgol Industries 1953 Ltd.	118,760	110,927
Clal Industries Ltd.	704,928	2,265,307
Delek Automotive Systems Ltd.	123,422	960,291
Elbit Systems Ltd.	19,887	795,245
Gazit-Globe Ltd.	88,818	1,154,531
Matrix IT Ltd.	97,027	418,679
Migdal Insurance & Financial Holding Ltd.	408,962	632,444
Ormat Industries Ltd.*	192,332	1,149,528
Osem Investments Ltd.	35,597	612,317
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	6,210	211,211
Reit 1 Ltd.	256,264	482,912
Shikun & Binui Ltd.	550,612	1,019,586
Shufersal Ltd.	249,831	700,392

Total Israel		11,121,606

Italy - 5.9%
ACEA SpA	240,821	1,445,888
Astaldi SpA	61,442	409,886
Autostrada Torino-Milano SpA(a)	121,007	1,245,974
Azimut Holding SpA	75,877	1,085,393
Banca Generali SpA	108,272	1,842,849
Banca Piccolo Credito Valtellinese Scarl	545,864	839,132
Banca Popolare di Sondrio SCRL	91,892	530,639
Beni Stabili SpA	1,819,722	1,070,248
Brembo SpA	51,754	665,608
Cairo Communications SpA	156,473	509,546
Credito Emiliano SpA	157,407	857,495
Danieli & Co. SpA(a)	22,072	632,919
DiaSorin SpA(a)	27,640	1,103,421
ERG SpA	221,158	2,223,258
Geox SpA(a)	359,746	1,031,105
Gruppo Editoriale L’Espresso SpA	217,438	252,270
Hera SpA(a)	1,344,403	2,169,493
I.M.A. Industria Macchine Automatiche SpA	34,429	653,633
Immobiliare Grande Distribuzione	192,659	208,281
Impregilo SpA	139,364	649,328
Indesit Co. SpA	134,505	1,024,976
Intesa Sanpaolo SpA RSP	787,957	1,108,445
Iren SpA	862,089	524,190
Italcementi SpA RSP	292,899	822,517
MARR SpA(a)	69,018	718,847
Piaggio & C. SpA(a)	234,835	628,501
Recordati SpA	168,306	1,533,292

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    81

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
Societa Iniziative Autostradali e Servizi SpA	216,967	$2,022,369
Sogefi SpA	156,674	399,692
Zignago Vetro SpA	81,924	488,199

Total Italy		28,697,394

Japan - 22.8%
77 Bank Ltd. (The)	117,000	466,836
Achilles Corp.	281,000	373,735
ADEKA Corp.	50,200	430,792
Aeon Delight Co., Ltd.	17,000	331,683
Ai Holdings Corp.	70,200	498,500
Aica Kogyo Co., Ltd.	33,800	544,146
Aichi Steel Corp.	122,000	568,623
Airport Facilities Co., Ltd.	83,500	389,181
Akebono Brake Industry Co., Ltd.(a)	76,400	355,205
Alps Electric Co., Ltd.	94,700	565,144
Amano Corp.	55,900	484,878
ANRITSU Corp.	31,000	365,697
Aomori Bank Ltd. (The)	145,000	414,214
Arcs Co., Ltd.	18,900	385,804
Arnest One Corp.	48,700	795,849
Asahi Diamond Industrial Co., Ltd.	34,300	336,792
Asahi Holdings, Inc.(a)	22,100	371,635
Asahi Organic Chemicals Industry Co., Ltd.	159,000	376,973
Atsugi Co., Ltd.(a)	333,000	400,532
Avex Group Holdings, Inc.	36,400	735,872
Awa Bank Ltd. (The)	50,000	284,508
Azbil Corp.	39,200	788,851
Bank of the Ryukyus Ltd.	33,000	381,657
Calsonic Kansei Corp.	61,000	248,332
Canon Electronics, Inc.	24,300	530,601
Capcom Co., Ltd.	24,500	372,891
Casio Computer Co., Ltd.(a)	134,400	1,170,453
Chiyoda Co., Ltd.	23,700	592,877
Chugoku Marine Paints Ltd.	68,000	406,592
Chukyo Bank Ltd. (The)(a)	151,000	316,093
Coca-Cola Central Japan Co., Ltd.(a)	31,600	391,048
COMSYS Holdings Corp.	52,000	665,148
Daifuku Co., Ltd.	68,500	438,102
Daishi Bank Ltd. (The)	177,000	556,803
DCM Holdings Co., Ltd.	63,100	414,512
Doutor Nichires Holdings Co., Ltd.	25,900	337,286
DTS Corp.	28,200	344,408
Ebara Corp.	117,000	487,134
EDION Corp.(a)	90,700	399,661
Ehime Bank Ltd. (The)	138,000	367,085
Eighteenth Bank Ltd. (The)	152,000	397,294
EIKEN CHEMICAL Co., Ltd.	18,400	235,998
Eizo Nanao Corp.	16,400	261,368
Ezaki Glico Co., Ltd.	37,000	380,420
F.C.C. Co., Ltd.	23,100	477,148
Fancl Corp.	35,900	375,338
Fujitec Co., Ltd.	56,000	402,845
Fukui Bank Ltd. (The)	186,000	367,848
Fukuyama Transporting Co., Ltd.(a)	98,000	496,432
Furukawa-Sky Aluminum Corp.	124,000	354,224
GMO Internet, Inc.(a)	84,000	542,092
Goldcrest Co., Ltd.	27,850	469,615
Gulliver International Co., Ltd.	4,570	161,997
Gunze Ltd.	181,000	473,093
Hakuto Co., Ltd.	40,300	369,605
Hanwa Co., Ltd.	143,000	555,693
Heiwa Real Estate Co., Ltd.	31,200	422,543
Heiwado Co., Ltd.	27,300	377,619
Hibiya Engineering Ltd.	34,200	389,207
Higashi-Nippon Bank Ltd. (The)	205,000	450,471
Hitachi Koki Co., Ltd.	68,400	556,123
Hitachi Kokusai Electric, Inc.	37,000	270,445
Hogy Medical Co., Ltd.	7,700	365,119
Hokkoku Bank Ltd. (The)	112,000	411,912
Hokuetsu Bank Ltd. (The)	232,000	469,554
Hokuetsu Kishu Paper Co., Ltd.(a)	86,000	496,316
Hokuto Corp.	20,600	403,590
HORIBA Ltd.	11,800	339,677
Hyakugo Bank Ltd. (The)	114,000	512,878
Ichiyoshi Securities Co., Ltd.	69,697	487,673
IDEC Corp.	44,300	409,877
Inaba Denki Sangyo Co., Ltd.	19,000	543,862
Inabata & Co., Ltd.	70,300	470,753
Ito En Ltd.	32,500	597,641
Itochu Enex Co., Ltd.	85,200	440,460
Iwatani Corp.	131,000	484,820
Izumi Co., Ltd.	14,200	298,567
Jafco Co., Ltd.	18,600	543,813
Japan Aviation Electronics Industry Ltd.	34,000	250,483
Japan Pulp & Paper Co., Ltd.(a)	140,000	459,839
Japan Wool Textile Co., Ltd. (The)	51,000	331,487
J-Oil Mills, Inc.(a)	122,000	340,045
Juroku Bank Ltd. (The)	126,000	425,513
Kaken Pharmaceutical Co., Ltd.	45,000	661,482
Kandenko Co., Ltd.	110,000	493,610
Kanematsu Electronics Ltd.	38,140	439,780
Kasumi Co., Ltd.	54,200	342,256
Keihin Corp.	29,100	411,940
Keiyo Bank Ltd. (The)	72,000	316,429
Kiyo Holdings, Inc.	187,800	273,669
KOA Corp.(a)	35,100	281,726
KOKUYO Co., Ltd.	68,600	490,312
Kose Corp.	19,500	407,072
K’s Holdings Corp.	23,600	599,928
Kurabo Industries Ltd.	236,000	401,226
Kureha Corp.	106,000	383,716
Kuroda Electric Co., Ltd.	35,000	411,669
KYB Co., Ltd.	99,000	397,305
Kyodo Printing Co., Ltd.	119,000	305,534
KYORIN Holdings, Inc.	25,000	484,589
Kyoritsu Maintenance Co., Ltd.(a)	20,100	433,313
Kyowa Exeo Corp.	42,100	422,144
Lintec Corp.(a)	33,700	624,384
Lion Corp.(a)	105,000	533,106
Maeda Corp.	102,000	535,569
Maeda Road Construction Co., Ltd.	32,000	487,041
Matsumotokiyoshi Holdings Co., Ltd.(a)	15,000	353,727
Max Co., Ltd.	35,000	425,837
Meitec Corp.	19,400	425,851
Michinoku Bank Ltd. (The)	158,000	316,128
Mie Bank Ltd. (The)	197,000	421,500
Mikuni Coca-Cola Bottling Co., Ltd.	42,200	398,256
Mimasu Semiconductor Industry Co., Ltd.	44,400	361,506
Minebea Co., Ltd.(a)	111,000	390,262
Mitsui Home Co., Ltd.	73,000	427,202
Miura Co., Ltd.	17,900	468,487
Miyazaki Bank Ltd. (The)	157,000	381,310
Mochida Pharmaceutical Co., Ltd.	44,000	538,900

See Notes to Schedule of Investments.

82    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
Morinaga & Co., Ltd.	196,000	$419,360
Moshi Moshi Hotline, Inc.	41,000	521,124
Musashino Bank Ltd. (The)	16,900	549,228
Nagaileben Co., Ltd.	23,800	315,443
Nagase & Co., Ltd.	42,200	464,144
NEC Fielding Ltd.	41,600	496,996
NEC Mobiling Ltd.	11,600	470,225
NEC Networks & System Integration Corp.	24,400	432,323
NET One Systems Co., Ltd.	24,992	245,686
NICHIAS Corp.	65,000	354,074
Nichirei Corp.	123,000	640,143
Nifco, Inc.(a)	20,500	451,420
Nihon Kohden Corp.	15,400	466,283
Nippo Corp.	32,000	440,409
Nippon Beet Sugar Manufacturing Co., Ltd.	179,000	333,303
Nippon Flour Mills Co., Ltd.	101,000	408,836
Nippon Kayaku Co., Ltd.	71,000	777,621
Nippon Konpo Unyu Soko Co., Ltd.	26,700	310,957
Nippon Light Metal Holdings Co., Ltd.*	436,194	514,564
Nippon Synthetic Chemical Industry Co., Ltd. (The)	56,000	406,083
Nippon Thompson Co., Ltd.	69,000	306,436
Nippon Valqua Industries Ltd.	152,000	383,230
Nipro Corp.(a)	131,800	929,833
Nishimatsu Construction Co., Ltd.	190,000	395,536
Nishi-Nippon Railroad Co., Ltd.	97,000	383,670
Nissan Chemical Industries Ltd.	73,200	860,131
Nisshinbo Holdings, Inc.	66,000	552,640
Nitto Boseki Co., Ltd.(a)	116,000	454,797
NOF Corp.	56,000	250,645
NORITAKE Co., Ltd.	161,000	389,163
NS Solutions Corp.	23,400	414,875
NSD Co., Ltd.	46,900	408,982
Ogaki Kyoritsu Bank Ltd. (The)	163,000	554,236
Oita Bank Ltd. (The)	72,000	233,991
Okasan Securities Group, Inc.	100,800	504,787
OKUMA Corp.	44,000	299,219
OKUMURA Corp.	150,000	610,652
Onward Holdings Co., Ltd.	107,000	806,847
OSAKA Titanium Technologies Co.(a)	11,800	260,933
OSG Corp.	27,400	377,417
Paltac Corp.	29,499	334,344
PanaHome Corp.	67,000	447,881
Parco Co., Ltd.(a)	34,300	369,717
Paris Miki Holdings, Inc.(a)	57,800	304,826
Pigeon Corp.	11,600	554,074
Plenus Co., Ltd.	29,500	477,650
Point, Inc.(a)	14,160	516,681
Pola Orbis Holdings, Inc.	15,274	437,561
Relo Holdings, Inc.	11,380	423,797
Resorttrust, Inc.	32,200	631,971
RIKEN Corp.	102,000	375,134
Round One Corp.(a)	72,000	411,357
Ryoden Trading Co., Ltd.	52,000	295,287
Ryohin Keikaku Co., Ltd.(a)	11,700	652,894
Ryosan Co., Ltd.	21,200	374,154
SAIBUGAS Co., Ltd.	184,078	468,365
San-In Godo Bank Ltd. (The)	46,000	322,396
Sanki Engineering Co., Ltd.	62,000	301,879
Sankyo Seiko Co., Ltd.	105,000	354,594
Sankyu, Inc.	124,000	466,085
Sanwa Holdings Corp.	101,000	442,711
Sanyo Chemical Industries Ltd.	60,000	354,594
Sanyo Shokai Ltd.	119,000	316,544
Sanyo Special Steel Co., Ltd.	112,000	397,664
Sapporo Holdings Ltd.	159,000	513,052
Sasebo Heavy Industries Co., Ltd.	342,000	403,446
SBI Holdings, Inc.(a)	76,166	671,237
SCSK Corp.	32,300	503,561
SEIKAGAKU Corp.	35,200	374,533
Seino Holdings Corp.	103,000	650,413
Senko Co., Ltd.(a)	69,000	301,648
Senshu Ikeda Holdings, Inc.	93,780	534,708
Shinko Electric Industries Co., Ltd.	73,300	578,160
Shinko Plantech Co., Ltd.	39,100	308,405
Shinko Shoji Co., Ltd.	48,400	403,590
Shinmaywa Industries Ltd.	77,000	518,291
SHIP HEALTHCARE HOLDINGS, Inc.	5,470	145,188
Sinanen Co., Ltd.	112,000	466,316
SOFTBANK Corp.	52,876	1,920,206
Sotetsu Holdings, Inc.	140,000	487,365
Star Micronics Co., Ltd.	33,500	334,748
Sumitomo Bakelite Co., Ltd.	135,000	560,516
Sumitomo Osaka Cement Co., Ltd.	72,000	260,637
Sumitomo Warehouse Co., Ltd. (The)	77,000	395,397
Taiyo Holdings Co., Ltd.	18,900	532,256
Takara Holdings, Inc.	54,000	427,179
Takara Standard Co., Ltd.	59,000	417,603
Takasago Thermal Engineering Co., Ltd.	57,200	448,524
Tamron Co., Ltd.	14,000	394,264
TOAGOSEI Co., Ltd.	143,000	557,347
Tochigi Bank Ltd. (The)	122,000	420,471
Toda Corp.	162,000	490,881
Toei Co., Ltd.	111,000	576,407
Toho Bank Ltd. (The)	139,000	450,124
Toho Holdings Co., Ltd.	13,700	239,411
Toho Zinc Co., Ltd.	110,000	477,072
TOHOKU BANK Ltd. (The)	137,904	218,503
Tokai Carbon Co., Ltd.	104,000	431,805
TOKAI Holdings Corp.	97,308	312,862
Tokai Rika Co., Ltd.	29,300	403,928
Tokai Rubber Industries Ltd.	38,100	381,154
Tokai Tokyo Financial Holdings, Inc.	156,701	710,424
Tokyo Tatemono Co., Ltd.	145,000	736,194
TOKYOTOKEIBA Co., Ltd.	286,000	582,155
TOKYU LIVABLE, Inc.(a)	35,600	575,595
TOMONY Holdings, Inc.	90,033	395,681
TOMY Co., Ltd.(a)	56,400	311,141
Toppan Forms Co., Ltd.	69,200	618,650
Toshiba Plant Systems & Services Corp.	27,000	388,770
Toshiba TEC Corp.	129,000	651,975
TOSOH Corp.	359,000	855,306
Toyo Ink SC Holdings Co., Ltd.	210,000	896,201
Toyo Kohan Co., Ltd.	117,000	414,064
Toyo Tire & Rubber Co., Ltd.	141,000	417,464
Toyobo Co., Ltd.	431,000	613,115
transcosmos, Inc.	27,500	295,148
TS Tech Co., Ltd.	20,200	360,477
Tsumura & Co.	29,300	884,439
Tsuruha Holdings, Inc.	6,000	472,561
USHIO, Inc.	49,800	542,550
Valor Co., Ltd.	16,300	256,004
Wacoal Holdings Corp.	43,000	445,591
Xebio Co., Ltd.	14,700	298,369

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    83

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
Yodogawa Steel Works Ltd.(a)	139,000	$474,238
ZENRIN Co., Ltd.	40,200	518,860

Total Japan		110,258,778

Netherlands - 2.1%
Accell Group N.V.	20,002	350,993
Arcadis N.V.	24,627	580,857
BinckBank N.V.	105,015	860,478
Brunel International N.V.	8,765	422,942
CSM	48,115	1,030,499
Koninklijke BAM Groep N.V.(a)	229,825	977,785
Koninklijke Ten Cate N.V.	18,295	479,267
Mediq N.V.	49,949	844,562
Nieuwe Steen Investments N.V.(a)	106,604	854,524
PostNL N.V.*	628,878	2,419,351
Sligro Food Group N.V.	26,679	765,026
TKH Group N.V.	26,824	689,613

Total Netherlands		10,275,897

New Zealand - 2.6%
Air New Zealand Ltd.	716,742	765,749
DNZ Property Fund Ltd.	351,476	459,599
Fisher & Paykel Healthcare Corp., Ltd.	703,826	1,434,222
Freightways Ltd.	147,028	515,517
Infratil Ltd.	475,377	890,263
Kathmandu Holdings Ltd.	357,758	587,349
Nuplex Industries Ltd.(a)	312,102	813,650
NZX Ltd.	556,124	555,151
Port of Tauranga Ltd.	74,334	807,044
Restaurant Brands New Zealand Ltd.	260,669	567,737
Ryman Healthcare Ltd.	232,246	871,794
Sky Network Television Ltd.	342,343	1,383,922
SKYCITY Entertainment Group Ltd.	581,601	1,813,723
Warehouse Group Ltd. (The)	424,028	1,045,971

Total New Zealand		12,511,691

Norway - 1.8%
Atea ASA	116,328	1,254,154
Austevoll Seafood ASA	139,264	713,180
Cermaq ASA*	86,063	1,295,140
Copeinca ASA	90,307	665,305
Kvaerner ASA	338,325	984,837
SpareBank 1 SMN	127,460	797,019
SpareBank 1 SR Bank ASA	132,931	888,555
Tomra Systems ASA	52,471	473,773
Veidekke ASA	112,393	888,602
Wilh. Wilhelmsen ASA Class B	72,788	650,027

Total Norway		8,610,592

Portugal - 2.0%
Mota-Engil, SGPS, S.A.	461,243	952,897
Portucel S.A.(a)	1,268,997	3,814,545
REN - Redes Energeticas Nacionais S.A.(a)	339,017	918,503
Sonae	2,426,509	2,197,789
Sonaecom, SGPS, S.A.	143,963	281,095
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	419,933	1,644,310

Total Portugal		9,809,139

Singapore - 4.5%
Boustead Singapore Ltd.	817,000	678,882
Cache Logistics Trust Class REIT	750,866	762,238
Chip Eng Seng Corp., Ltd.	1,472,000	723,045
Cityspring Infrastructure Trust	2,373,649	855,019
Dyna-Mac Holdings Ltd.	966,964	379,978
Far East Orchard Ltd.	287,000	516,905
Fortune REIT	979,000	807,113
Fragrance Group Ltd.	2,435,088	518,316
GuocoLand Ltd.(a)	405,000	795,743
Guthrie GTS Ltd.	1,551,508	838,310
Hi-P International Ltd.	343,000	216,218
Ho Bee Investment Ltd.	497,000	779,169
Hong Leong Asia Ltd.	377,000	518,510
K-Green Trust(a)	812,000	684,699
Low Keng Huat (Singapore) Ltd.	1,480,746	709,158
Mapletree Commercial Trust	1,013,872	1,008,477
OSIM International Ltd.	376,000	532,526
Perennial China Retail Trust	1,401,116	648,081
Petra Foods Ltd.	212,000	595,301
QAF Ltd.	784,048	491,033
Raffles Medical Group Ltd.	189,000	405,387
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	938,866	876,224
Sheng Siong Group Ltd.	1,193,210	517,725
Singapore Post Ltd.	1,315,000	1,238,027
STX OSV Holdings Ltd.	1,412,000	1,502,742
Super Group Ltd.	218,000	578,240
Technics Oil & Gas Ltd.	730,568	627,995
United Engineers Ltd.	360,000	993,205
UOB-Kay Hian Holdings Ltd.	520,000	691,772
Wing Tai Holdings Ltd.	674,000	1,029,071
Yongnam Holdings Ltd.	1,809,588	355,547

Total Singapore		21,874,656

Spain - 3.9%
Abengoa S.A.(a)	232,579	732,544
Almirall S.A.	117,329	1,152,415
Antena 3 de Television S.A.	452,125	2,324,719
Bankinter S.A.(a)	528,612	2,188,336
Bolsas y Mercados Espanoles(a)	128,670	3,129,831
Caja de Ahorros del Mediterraneo*(a)	46,484	82,121
Cie Automotive S.A.	47,752	327,373
Duro Felguera S.A.	188,597	1,195,989
Fomento de Construcciones y Contratas S.A.(a)	140,648	1,737,482
Grupo Catalana Occidente S.A.	102,733	1,865,053
Indra Sistemas, S.A.(a)	214,275	2,830,652
Melia Hotels International S.A.	63,112	480,520
Papeles y Cartones de Europa S.A.(a)	199,831	536,136

Total Spain		18,583,171

Sweden - 4.5%
AarhusKarlshamn AB	19,261	817,167
AF AB Class B	20,257	484,204
Axfood AB	35,035	1,319,444
Axis Communications AB(a)	34,961	953,904
Bilia AB Class A	39,736	571,108
BillerudKorsnas AB(a)	145,882	1,371,683
BioGaia AB Class B	6,967	187,416
Clas Ohlson AB Class B	38,475	511,585
Fabege AB	149,017	1,506,102
Hexpol AB	9,534	503,413
Hoganas AB Class B	24,586	939,154
Holmen AB Class B	33,439	988,965
Intrum Justitia AB	51,592	769,266

See Notes to Schedule of Investments.

84    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
JM AB(a)	63,513	$1,132,513
Kungsleden AB	179,191	975,084
Loomis AB Class B	51,815	832,328
Mekonomen AB(a)	18,211	578,065
NCC AB Class B	75,811	1,587,201
Nibe Industrier AB Class B(a)	31,731	457,275
Nolato AB Class B	40,906	493,605
Nordnet AB Class B	131,387	339,300
Peab AB(a)	251,136	1,198,266
SSAB AB Class B	71,967	533,327
Svenska Cellulosa AB Class A	53,356	1,157,265
SWECO AB Class B	44,479	499,115
Wihlborgs Fastigheter AB	69,275	1,080,850

Total Sweden		21,787,605

Switzerland - 0.3%
Mobilezone Holding AG	56,077	591,799
Vontobel Holding AG	26,236	808,276

Total Switzerland		1,400,075

United Kingdom - 15.2%
Avocet Mining PLC	172,229	195,971
BBA Aviation PLC	312,660	1,133,351
Bellway PLC	36,778	618,153
Berendsen PLC	112,614	1,091,918
Bodycote PLC	75,707	557,347
Brewin Dolphin Holdings PLC	247,518	830,834
Britvic PLC	195,976	1,296,217
Cable & Wireless Communications PLC	7,168,128	4,118,911
Carphone Warehouse Group PLC	358,941	1,204,843
Chemring Group PLC	138,699	517,645
Chesnara PLC	237,192	744,123
Cineworld Group PLC	160,345	680,924
Close Brothers Group PLC	128,652	1,804,740
Computacenter PLC	129,058	885,288
Cranswick PLC	26,770	369,439
CSR PLC	32,202	174,726
Dairy Crest Group PLC	131,425	820,772
Darty PLC	1,007,239	933,243
De La Rue PLC	51,747	767,547
Debenhams PLC	725,891	1,345,128
Development Securities PLC	167,910	390,301
Diploma PLC	58,932	531,178
Domino Printing Sciences PLC	66,381	629,071
Domino’s Pizza Group PLC	66,933	541,169
Dunelm Group PLC	85,331	967,472
Electrocomponents PLC	393,100	1,520,783
Elementis PLC	164,860	623,054
Euromoney Institutional Investor PLC	60,593	857,390
F&C Asset Management PLC	421,647	700,466
Fenner PLC	73,680	474,636
Fidessa Group PLC	32,233	792,209
Filtrona PLC	89,975	804,399
Firstgroup PLC	674,425	2,294,511
Galliford Try PLC	39,749	480,714
Go-Ahead Group PLC	42,896	891,814
Greene King PLC	162,933	1,656,623
Greggs PLC	64,003	472,328
Halfords Group PLC	283,906	1,533,991
Hays PLC	1,317,616	1,762,690
Headlam Group PLC	103,857	557,105
Hill & Smith Holdings PLC	72,614	469,776
Homeserve PLC	354,011	1,352,296
Huntsworth PLC	239,801	156,893
Interserve PLC	150,704	952,441
ITE Group PLC	188,087	753,027
JD Sports Fashion PLC	33,089	368,435
JD Wetherspoon PLC	73,950	640,697
John Menzies PLC	50,989	531,692
Jupiter Fund Management PLC	290,813	1,316,516
Kcom Group PLC	454,798	540,040
Keller Group PLC	69,988	788,964
Kier Group PLC	32,306	696,328
Laird PLC	197,195	662,878
LSL Property Services PLC	106,769	449,503
Marshalls PLC	452,112	716,536
Marston’s PLC	538,040	1,071,366
Mecom Group PLC	367,207	444,687
Micro Focus International PLC	94,188	891,058
Mitie Group PLC	153,040	654,008
Moneysupermarket.com Group PLC	587,455	1,499,206
Morgan Crucible Co. PLC	153,663	671,157
Morgan Sindall Group PLC	49,797	417,272
N. Brown Group PLC	276,384	1,661,372
National Express Group PLC	338,625	1,123,438
New World Resources PLC Class A	262,974	1,441,838
Novae Group PLC	99,929	644,663
Pace PLC	80,144	245,436
Petropavlovsk PLC	96,336	565,305
Premier Farnell PLC	390,547	1,234,753
Renishaw PLC	27,534	926,460
Restaurant Group PLC	122,051	767,586
RPC Group PLC	81,699	527,223
RPS Group PLC	119,012	409,929
Savills PLC	106,605	810,981
Senior PLC	129,837	421,256
Shanks Group PLC	344,504	488,593
SIG PLC	275,524	541,916
Smiths News PLC	277,657	722,131
Spirent Communications PLC	137,331	336,410
Sportingbet PLC(a)	765,951	666,104
ST Modwen Properties PLC	113,262	422,895
Sthree PLC	174,953	941,318
Synergy Health PLC	29,643	525,695
Telecom Plus PLC	39,314	590,801
Tullett Prebon PLC	211,172	864,329
WH Smith PLC	101,480	1,105,204
WS Atkins PLC	62,341	773,189

Total United Kingdom		73,376,625

TOTAL COMMON STOCKS (Cost: $419,299,668)		480,210,262

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(a)(b)	1,178	48,392
WisdomTree Japan SmallCap Dividend Fund(b)	893	39,024

TOTAL EXCHANGE-TRADED FUNDS (Cost: $74,548)		87,416

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    85

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2012

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.4%

MONEY MARKET FUND - 10.4%

United States - 10.4%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $50,235,289)(d)	50,235,289	$50,235,289

TOTAL INVESTMENTS IN SECURITIES - 109.7% (Cost: $469,609,505)(e)		530,532,967
Liabilities in Excess of Foreign Currency and Other Assets - (9.7)%		(47,003,636)

NET ASSETS - 100.0%		$483,529,331

REIT	-	Real Estate Investment Trust
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $47,353,588 and the total market value of the collateral held by the Fund was $50,235,289.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

86    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.8%

Argentina - 0.0%
IRSA Inversiones y Representaciones S.A. ADR	275,874	$1,922,842
Telecom Argentina S.A. ADR	46,958	534,382

Total Argentina		2,457,224

Brazil - 12.5%
AES Tiete S.A.	1,054,192	10,801,928
Autometal S.A.	599,555	6,155,138
Banco do Brasil S.A.	10,729,532	134,151,902
Banco Santander Brasil S.A.	7,000,600	51,183,874
BM&F Bovespa S.A.	3,770,500	25,781,197
Brasil Insurance Participacoes e Administracao S.A.	467,573	4,567,258
Brookfield Incorporacoes S.A.	1,502,400	2,509,503
Centrais Eletricas Brasileiras S.A.	4,339,600	13,416,199
Cia Energetica de Minas Gerais	1,582,631	16,927,775
Cia Siderurgica Nacional S.A.	4,660,500	26,995,619
CPFL Energia S.A.	2,768,280	28,933,427
EDP– Energias do Brasil S.A.	2,045,200	12,475,970
Eternit S.A.	791,500	3,131,209
Grendene S.A.	527,060	4,244,796
Light S.A.	713,439	7,777,269
MRV Engenharia e Participacoes S.A.	802,588	4,695,973
Natura Cosmeticos S.A.	892,500	25,561,026
Oi S.A.	4,067,193	18,195,598
PDG Realty S.A. Empreendimentos e Participacoes	2,611,425	4,221,644
Santos Brasil Participacoes S.A.	517,800	7,384,498
Tractebel Energia S.A.	1,736,900	28,290,899
Vale S.A.	7,839,200	161,876,130
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	329,700	7,326,667

Total Brazil		606,605,499

Chile - 1.8%
Administradora de Fondos de Pensiones Habitat S.A.	4,146,603	8,010,011
Administradora de Fondos de Pensiones Provida S.A.	1,290,994	8,763,013
Aguas Andinas S.A. Class A	15,720,765	11,154,585
Banco de Chile	132,052,246	21,344,034
Corpbanca	1,052,441,406	14,129,268
ENTEL Chile S.A.	564,047	11,661,801
Inversiones Aguas Metropolitanas S.A.	5,113,603	10,304,529

Total Chile		85,367,241

China - 15.6%
Bank of China Ltd. Class H	211,577,000	94,448,534
China Citic Bank Corp., Ltd. Class H	44,788,000	26,580,930
China Construction Bank Corp. Class H	476,824,000	382,647,746
China Petroleum & Chemical Corp. Class H	40,854,000	46,278,553
China Suntien Green Energy Corp., Ltd. Class H	24,385,342	5,316,995
Chongqing Rural Commercial Bank Class H(a)	24,112,991	13,190,693
Datang International Power Generation Co., Ltd. Class H	9,778,000	3,734,155
Guangzhou R&F Properties Co., Ltd. Class H(a)	10,325,600	17,185,243
Industrial & Commercial Bank of China Class H	190,230,000	134,987,130
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)	17,356,000	6,180,298
Yanzhou Coal Mining Co., Ltd. Class H(a)	6,972,000	11,531,772
Zhejiang Expressway Co., Ltd. Class H	18,706,724	14,722,387

Total China		756,804,436

Czech Republic - 2.2%
CEZ AS(a)	1,729,658	61,790,213
Komercni Banka AS	91,276	19,228,770
Telefonica Czech Republic AS(a)	1,690,860	28,745,291

Total Czech Republic		109,764,274

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	4,592,452	7,796,670

Indonesia - 1.9%
AKR Corporindo Tbk PT	6,677,500	2,875,396
Aneka Tambang Persero Tbk PT	64,945,000	8,625,639
Astra Agro Lestari Tbk PT	3,941,500	8,056,814
Bank Tabungan Negara Persero Tbk PT	48,618,680	7,314,873
Indo Tambangraya Megah Tbk PT	6,216,000	26,798,942
Japfa Comfeed Indonesia Tbk PT	10,317,080	6,583,662
Perusahaan Gas Negara Persero Tbk PT	51,960,000	24,800,623
Timah Persero Tbk PT	23,531,798	3,760,204
Vale Indonesia Tbk PT	12,030,500	2,933,507

Total Indonesia		91,749,660

Malaysia - 4.6%
Batu Kawan Bhd	452,500	2,811,478
Berjaya Sports Toto Bhd	6,927,100	10,080,312
Boustead Holdings Bhd	3,000,797	5,102,729
British American Tobacco Malaysia Bhd	681,250	13,812,132
Carlsberg Brewery Malaysia Bhd	1,523,850	6,238,915
CB Industrial Product Holding Bhd	3,710,742	3,312,729
Coastal Contracts Bhd	5,285,108	3,456,578
DiGi.Com Bhd	18,079,300	31,275,179
HAP Seng Consolidated Bhd	13,234,000	7,530,137
Hap Seng Plantations Holdings Bhd	3,568,996	3,291,226
Lafarge Malayan Cement Bhd	2,813,027	8,849,352
Malayan Banking Bhd	22,552,800	67,850,150
Malaysia Building Society	5,831,308	4,309,600
Maxis Bhd	21,026,200	45,724,078
Media Prima Bhd	7,926,300	6,065,253
TDM Bhd	1,804,890	1,983,136
Tradewinds Malaysia Bhd	1,320,108	3,859,309

Total Malaysia		225,552,293

Mexico - 2.8%
Bolsa Mexicana de Valores S.A.B de C.V.	2,998,400	7,524,862
Grupo Mexico S.A.B. de C.V. Series B	19,471,800	70,099,080

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    87

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2012

Investments	Shares	Value
Grupo Modelo S.A.B de CV Series C(a)	6,552,100	$58,538,013

Total Mexico		136,161,955

Philippines - 1.1%
Globe Telecom, Inc.	484,560	12,886,198
Philippine Long Distance Telephone Co.	527,530	32,502,914
Semirara Mining Corp.	1,226,710	6,972,642

Total Philippines		52,361,754

Poland - 4.2%
Asseco Poland S.A.	170,672	2,500,881
Bank Handlowy w Warszawie S.A.	303,125	9,627,835
KGHM Polska Miedz S.A.	1,010,819	62,055,514
Powszechna Kasa Oszczednosci Bank Polski S.A.	2,633,973	31,404,441
Powszechny Zaklad Ubezpieczen S.A.	312,791	44,166,101
Synthos S.A.	7,018,180	12,268,039
Tauron Polska Energia S.A.	9,962,718	15,290,610
Telekomunikacja Polska S.A.	5,402,195	21,347,651
Warsaw Stock Exchange	398,652	5,006,819

Total Poland		203,667,891

Russia - 13.1%
Gazprom Neft JSC ADR(a)	2,712,435	62,874,243
Gazprom OAO ADR(a)	33,893,959	320,681,402
LUKOIL OAO ADR	1,796,374	118,830,140
Mechel ADR(a)	205,600	1,424,808
Mobile Telesystems OJSC ADR	3,120,169	58,191,152
Novolipetsk Steel OJSC Reg S GDR(a)	1,400,193	28,353,908
Phosagro OAO GDR	1,059,516	14,409,418
Tatneft ADR(a)	775,138	33,772,763

Total Russia		638,537,834

South Africa - 8.1%
ABSA Group Ltd.	1,593,306	30,797,957
African Bank Investments Ltd.(a)	2,963,429	11,246,808
Allied Technologies Ltd.(a)	863,702	3,949,795
Coronation Fund Managers Ltd.	2,414,864	11,288,188
Exxaro Resources Ltd.(a)	660,463	13,155,703
Investec Ltd.	464,954	3,222,302
Kumba Iron Ore Ltd.(a)	1,228,649	82,381,057
MMI Holdings Ltd.	3,879,685	10,137,737
MTN Group Ltd.	5,137,655	107,544,143
Ppc Ltd.	552,089	2,225,431
Reunert Ltd.	163,233	1,449,673
Sasol Ltd.	1,339,803	57,291,090
Vodacom Group Ltd.(a)	4,126,721	60,312,268

Total South Africa		395,002,152

South Korea - 2.8%
Hite Jinro Co., Ltd.	91,120	2,587,440
Industrial Bank of Korea	1,456,280	16,119,299
KT Corp. ADR(a)	1,699,206	28,444,709
KT Corp.	167,400	5,550,942
SK Telecom Co., Ltd. ADR(a)	1,883,382	29,813,937
SK Telecom Co., Ltd.	114,974	16,377,680
S-Oil Corp.	307,115	29,834,397
Tong Yang Life Insurance	686,217	6,762,337

Total South Korea		135,490,741

Taiwan - 19.9%
AcBel Polytech, Inc.	7,721,416	5,464,207
ALI Corp.	2,762,000	3,167,278
AmTRAN Technology Co., Ltd.	5,544,306	4,314,932
Apex Biotechnology Corp.	963,355	2,488,089
Asia Cement Corp.	10,385,538	13,357,893
Career Technology MFG. Co., Ltd.	1,807,007	2,429,960
Chicony Electronics Co., Ltd.	2,688,017	6,211,162
Chimei Materials Technology Corp.	2,819,324	3,072,819
China Steel Chemical Corp.	1,315,000	5,886,911
China Steel Corp.	45,492,105	42,846,140
China Synthetic Rubber Corp.	3,632,000	4,077,386
Chin-Poon Industrial Co., Ltd.	1,791,000	1,930,449
Chroma Ate, Inc.	1,630,000	3,631,702
Chunghwa Telecom Co., Ltd.	22,566,248	73,436,084
Cleanaway Co., Ltd.	600,050	3,957,078
Compal Electronics, Inc.	20,339,000	13,692,877
Cyberlink Corp.	1,467,433	4,820,865
Darfon Electronics Corp.	3,204,000	2,118,420
Delta Electronics, Inc.	6,452,000	23,662,592
Depo Auto Parts Industries Co., Ltd.	1,263,163	2,883,973
E-LIFE MALL Co., Ltd.	855,885	1,980,629
Elite Material Co., Ltd.	2,884,059	2,855,356
Epistar Corp.	3,595,000	6,524,209
EVA Airways Corp.*	11,988,000	7,018,010
Excelsior Medical Co., Ltd.	1,437,979	2,862,192
Far Eastern New Century Corp.	18,708,510	21,324,828
Farglory Land Development Co., Ltd.	3,256,000	5,841,716
Feng Hsin Iron & Steel Co.	1,813,922	3,229,442
Forhouse Corp.	6,002,000	3,213,992
Formosa Chemicals & Fibre Corp.	27,889,000	72,029,856
Formosa Petrochemical Corp.	20,299,000	60,116,189
Formosa Plastics Corp.	27,250,000	73,757,705
Gigabyte Technology Co., Ltd.	5,198,000	4,654,017
Global Mixed Mode Technology, Inc.	978,000	3,755,191
Grape King Industrial Co.	1,626,803	4,464,899
Great China Metal Industry	1,820,000	2,102,724
HTC Corp.	4,295,000	44,445,315
Huaku Development Co., Ltd.	1,588,573	3,873,101
ICP Electronics, Inc.	2,606,000	3,558,246
Inventec Corp.	11,495,967	4,414,065
ITEQ Corp.	3,635,100	3,711,585
Kee Tai Properties Co., Ltd.	5,097,000	3,528,004
King Yuan Electronics Co., Ltd.	8,809,000	5,611,987
Lite-On Technology Corp.	7,950,938	10,555,069
Macronix International	12,327,000	3,680,398
Makalot Industrial Co., Ltd.	1,552,000	4,831,461
MediaTek, Inc.	4,151,000	46,242,932
Mega Financial Holding Co., Ltd.	14,912,028	11,605,490
Micro-Star International Co., Ltd.	6,597,000	3,169,123
Min Aik Technology Co., Ltd.	980,000	2,986,673
Namchow Chemical Industrial Co., Ltd.	3,168,202	3,153,037
Nan Ya Plastics Corp.	34,660,000	66,839,767
Nien Hsing Textile Co., Ltd.	5,016,858	3,498,446
Novatek Microelectronics Corp.	1,873,415	7,580,366
Opto Technology Corp.	5,359,000	2,232,994
Phihong Technology Co., Ltd.	1,156,000	985,261
Pou Chen Corp.	8,986,000	9,438,100
Powertech Technology, Inc.	3,441,000	5,563,379
Quanta Computer, Inc.	8,646,990	20,337,801

See Notes to Schedule of Investments.

88    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2012

Investments	Shares	Value
Radium Life Tech Co., Ltd.	10,920,346	$9,269,828
RichTek Technology Corp.	721,000	4,208,461
Sigurd Microelectronics Corp.	3,981,635	3,551,236
Siliconware Precision Industries Co.	6,845,000	7,307,242
Syncmold Enterprise Corp.	1,758,000	3,057,233
Taiflex Scientific Co., Ltd.	1,629,000	2,047,540
Tainan Spinning Co., Ltd.	11,471,000	5,787,050
Taiwan Cement Corp.	11,246,364	15,065,380
Taiwan Hon Chuan Enterprise Co., Ltd.	2,364,000	5,177,534
Taiwan Mobile Co., Ltd.	8,026,000	29,573,401
Taiwan Prosperity Chemical Corp.	3,165,743	4,371,579
Taiwan Secom Co., Ltd.	1,958,635	4,370,658
Taiwan Surface Mounting Technology Co., Ltd.	1,902,768	2,889,634
Test Research, Inc.	2,069,210	3,876,340
Ton Yi Industrial Corp.	14,083,767	8,220,664
Tripod Technology Corp.	1,699,000	3,645,019
TSRC Corp.	2,541,208	5,163,100
Tung Ho Steel Enterprise Corp.	7,687,000	7,861,975
TXC Corp.	2,161,000	3,557,140
U-Ming Marine Transport Corp.	2,909,000	4,653,158
Unimicron Technology Corp.	8,397,000	8,906,216
United Integrated Services Co., Ltd.	899,000	755,384
United Microelectronics Corp.	55,966,000	22,549,062
Wistron Corp.	7,337,658	7,605,755
Wistron NeWeb Corp.	2,008,015	3,384,839
WPG Holdings Co., Ltd.	5,340,000	6,987,844
WT Microelectronics Co., Ltd.	3,202,481	3,981,183
Yungtay Engineering Co., Ltd.	2,359,000	4,346,104
Zinwell Corp.	3,569,000	3,054,156

Total Taiwan		966,249,087

Thailand - 5.3%
Advanced Info Service PCL	7,641,790	52,210,988
Bangchak Petroleum PCL	8,068,603	8,374,572
BTS Group Holdings PCL NVDR	39,675,649	9,273,648
Electricity Generating PCL	1,031,700	5,092,733
Kiatnakin Bank PCL	4,986,778	7,906,464
Land and Houses PCL NVDR	30,821,747	9,823,865
Polyplex PCL NVDR	8,054,509	3,633,613
PTT Global Chemical PCL NVDR	8,962,835	20,509,920
PTT PCL NVDR	5,113,700	55,500,111
Ratchaburi Electricity Generating Holding PCL	3,332,796	6,509,793
Samart Corp. PCL	6,065,100	2,537,865
Shin Corp. PCL NVDR	14,072,741	31,743,025
Siam City Cement PCL NVDR	745,753	10,239,172
Supalai PCL	7,654,716	4,429,175
Thai Oil PCL NVDR	5,804,300	12,807,788
Thanachart Capital PCL	7,222,753	8,913,335
Tisco Financial Group PCL	3,904,899	6,637,945
Vinythai PCL NVDR	6,013,274	3,538,376

Total Thailand		259,682,388

Turkey–3.7%
Arcelik A.S.(a)	1,550,370	10,163,797
Bagfas Bandirma Gubre Fabrik(a)	36,261	1,097,156
Borusan Mannesmann Boru Sanayi VE Ticaret A.S.	91,371	1,407,913
Cimsa Cimento Sanayi VE Tica(a)	523,103	2,678,972
Dogus Otomotiv Servis VE Ticaret A.S.	424,464	2,040,624
Eregli Demir VE Celik Fabrikalari TAS	9,782,073	13,428,632
Ford Otomotiv Sanayi A.S.	1,773,901	21,270,511
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A.S. Class D(a)	7,777,822	5,491,150
Konya Cimento Sanayii A.S.(a)	21,789	3,919,017
Otokar Otomotiv VE Savunma Sanayi A.S.	115,729	2,749,431
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	4,345,756	3,433,359
Tofas Turk Otomobil Fabrikasi A.S.(a)	1,692,464	9,909,928
Tupras Turkiye Petrol Rafinerileri A.S.	1,182,703	34,128,539
Turk Telekomunikasyon A.S.(a)	14,116,278	54,734,490
Turk Traktor ve Ziraat Makineleri A.S.	154,674	5,048,333
Ulker Biskuvi Sanayi A.S.(a)	1,568,161	8,487,945

Total Turkey		179,989,797

TOTAL COMMON STOCKS (Cost: $4,472,704,603)		4,853,240,896

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.9%

MONEY MARKET FUND - 4.9%

United States - 4.9%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $239,228,040)(c)	239,228,040	239,228,040

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $4,711,932,643)(d)		5,092,468,936
Liabilities in Excess of Foreign Currency and Other Assets–(4.7)%		(226,426,898)

NET ASSETS - 100.0%		$4,866,042,038

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $228,271,786 and the total market value of the collateral held by the Fund was $239,228,040.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    89

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.0%

Argentina - 0.9%
Cresud S.A.CIF y A ADR	195,617	$1,627,534
IRSA Inversiones y Representaciones S.A. ADR	694,593	4,841,313
Telecom Argentina S.A. ADR	350,585	3,989,657

Total Argentina		10,458,504

Brazil - 7.8%
Abril Educacao S.A.	14,760	288,424
Aliansce Shopping Centers S.A.	151,531	1,810,231
Arezzo & Co.	41,154	794,940
Autometal S.A.	351,866	3,612,319
Brasil Insurance Participacoes e Administracao S.A.	308,953	3,017,856
Brookfield Incorporacoes S.A.	1,962,960	3,278,790
Cyrela Commercial Properties S.A. Empreendimentos E Participacoes	108,577	1,322,014
Diagnosticos da America S.A.	78,212	503,842
Direcional Engenharia S.A.	336,216	2,323,544
Equatorial Energia S.A.	239,655	2,192,302
Estacio Participacoes S.A.	25,296	515,433
Eternit S.A.	352,996	1,396,468
Even Construtora e Incorporadora S.A.	330,153	1,515,721
Grendene S.A.	1,097,509	8,839,035
Helbor Empreendimentos S.A.	538,146	3,298,526
Iochpe-Maxion S.A.	201,317	2,689,143
JHSF Participacoes S.A.	1,486,276	6,249,981
Lojas Americanas S.A.	56,706	493,529
LPS Brasil Consultoria de Imoveis S.A.	102,667	1,895,391
Marisa Lojas S.A.	353,956	5,623,535
Mills Estruturas e Servicos de Engenharia S.A.	38,002	631,047
Minerva S.A.	215,657	1,183,875
MRV Engenharia e Participacoes S.A.	1,379,681	8,072,566
PDG Realty S.A. Empreendimentos e Participacoes	3,176,633	5,135,363
Rossi Residencial S.A.	1,180,773	2,623,940
Santos Brasil Participacoes S.A.	339,688	4,844,390
Sao Martinho S.A.	114,439	1,564,978
SLC Agricola S.A.	207,669	2,013,299
Sonae Sierra Brasil S.A.	107,422	1,691,995
Sul America S.A.	431,935	3,733,944
T4F Entretenimento S.A.	52,297	200,248
Technos S.A.	131,896	1,618,182
Tegma Gestao Logistica	114,600	1,958,974
TPI - Triunfo Participacoes e Investimentos S.A.	156,293	954,170
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	228,150	5,070,000

Total Brazil		92,957,995

Chile - 4.8%
AFP Habitat	5,432,242	10,493,485
AFP Provida S.A.	2,029,804	13,777,909
Banmedica S.A.	670,451	1,631,319
Besalco S.A.	274,193	500,981
CFR Pharmaceuticals S.A.	7,113,569	1,797,706
Cruz Blanca Salud S.A.	632,940	806,377
Empresas Hites S.A.	881,105	754,497
Forus S.A.	411,992	2,318,531
Inversiones Aguas Metropolitanas S.A.	4,073,625	8,208,848
Molibdenos y Metales S.A.	28,050	481,912
Parque Arauco S.A.	2,127,238	5,267,002
Ripley Corp. S.A.	2,148,498	2,048,657
Salfacorp S.A.	292,355	598,161
Sigdo Koppers S.A.	1,942,364	4,682,282
Socovesa S.A.	242,296	114,822
Sonda S.A.	1,129,281	3,587,849
Vina Concha y Toro S.A.	361,023	703,188

Total Chile		57,773,526

China - 5.0%
BBMG Corp. Class H(a)	1,416,193	1,286,310
Beijing Capital Land Ltd. Class H	15,478,793	6,430,484
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	8,827,799	1,127,556
China National Materials Co., Ltd. Class H(a)	8,021,577	2,463,130
China Oilfield Services Ltd. Class H	1,906,060	3,929,742
China Railway Construction Corp., Ltd. Class H(a)	961,598	1,093,000
China Railway Group Ltd. Class H	5,456,273	3,188,930
China Shipping Development Co., Ltd. Class H(a)	2,969,130	1,700,838
China Suntien Green Energy Corp., Ltd. Class H	12,043,605	2,625,995
Chongqing Machinery & Electric Co., Ltd. Class H	10,114,842	1,644,297
CSR Corp., Ltd. Class H(a)	4,519,379	3,941,632
Dalian Port PDA Co., Ltd. Class H	4,362,507	1,035,630
Datang International Power Generation Co., Ltd. Class H(a)	9,639,019	3,681,080
Great Wall Motor Co., Ltd. Class H	1,132,550	3,572,621
Guangshen Railway Co., Ltd. Class H	320,665	127,425
Harbin Electric Co., Ltd. Class H	2,016,071	1,732,330
Jiangsu Expressway Co., Ltd. Class H	4,375,933	4,510,951
Lianhua Supermarket Holdings Co., Ltd. Class H(a)	1,675,508	1,603,988
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	11,283,587	2,154,565
Shenzhen Expressway Co., Ltd. Class H	4,017,697	1,549,883
Sichuan Expressway Co., Ltd. Class H	3,256,041	1,172,046
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)	8,958,682	3,190,097
Tong Ren Tang Technologies Co., Ltd. Class H	468,944	1,035,799
Travelsky Technology Ltd. Class H	1,744,788	931,952
Weichai Power Co., Ltd. Class H	151,769	673,585
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H(a)	2,002,969	2,951,148

Total China		59,355,014

Hong Kong - 0.0%
Avichina Industry & Technology Co., Ltd. Class H	1,345,271	593,590

Hungary - 1.0%
Magyar Telekom Telecommunications PLC(a)	7,001,977	11,887,355

Indonesia - 4.3%
AKR Corporindo Tbk PT	11,293,034	4,862,889
Alam Sutera Realty Tbk PT	11,241,334	699,850
Aneka Tambang Persero Tbk PT	44,233,205	5,874,812

See Notes to Schedule of Investments.

90    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2012

Investments	Shares	Value
Bank Bukopin Tbk PT	12,095,641	$778,137
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	45,475,116	5,001,673
Bank Tabungan Negara Persero Tbk PT	29,758,211	4,477,241
Berau Coal Energy Tbk PT	21,967,329	444,475
Bhakti Investama Tbk PT	5,346,093	299,548
Ciputra Development Tbk PT	10,772,449	894,211
Global Mediacom Tbk PT	8,813,938	2,194,911
Harum Energy Tbk PT	7,208,879	4,488,018
Holcim Indonesia Tbk PT	10,220,275	3,075,362
Japfa Comfeed Indonesia Tbk PT	9,075,700	5,791,497
Krakatau Steel Persero Tbk PT	15,844,703	1,052,203
Lippo Karawaci Tbk PT	13,471,041	1,397,773
Medco Energi Internasional Tbk PT	9,153,338	1,548,113
Pembangunan Perumahan Persero Tbk PT	7,664,671	660,096
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,484,752	2,263,547
Ramayana Lestari Sentosa Tbk PT	13,170,828	1,667,280
Sampoerna Agro PT	5,290,033	1,372,252
Summarecon Agung Tbk PT	10,570,574	2,083,952
Wijaya Karya Persero Tbk PT	3,275,063	502,941

Total Indonesia		51,430,781

Malaysia - 9.0%
Aeon Co. M Bhd	528,513	2,440,354
Affin Holdings Bhd	4,197,295	4,721,614
Alliance Financial Group Bhd	5,137,647	7,392,298
Berjaya Corp. Bhd	10,288,470	1,985,022
Berjaya Sports Toto Bhd	4,114,908	5,988,012
BIMB Holdings Bhd	2,346,250	2,155,972
Boustead Holdings Bhd	2,974,038	5,057,226
CapitaMalls Malaysia Trust - REIT	6,256,111	3,682,472
Carlsberg Brewery Malaysia Bhd	945,768	3,872,144
CB Industrial Product Holding Bhd	1,889,830	1,687,128
Coastal Contracts Bhd	1,940,178	1,268,920
Dialog Group Bhd	1,225,181	961,555
DRB-Hicom Bhd	2,706,961	2,416,613
Eastern & Oriental Bhd	3,519,903	1,795,634
Gamuda Bhd	4,145,908	4,934,959
HAP Seng Consolidated Bhd	8,190,892	4,660,612
Hap Seng Plantations Holdings Bhd	2,159,281	1,991,227
Hartalega Holdings Bhd	726,192	1,127,996
IGB Corp. Bhd	4,772,971	3,589,874
IJM Land Bhd	3,597,177	2,823,161
IJM Plantations Bhd	1,225,586	1,194,325
JCY International Bhd	1,382,960	282,652
KFC Holdings Malaysia Bhd*	120,761	156,776
KPJ Healthcare Bhd	1,106,345	2,076,658
Kulim Malaysia Bhd	2,524,813	4,045,645
Lafarge Malayan Cement Bhd	2,546,000	8,009,326
Mah Sing Group Bhd	3,583,337	2,425,608
Malaysia Airports Holdings Bhd	2,636,861	4,492,494
Malaysia Building Society Bhd	3,627,485	2,680,875
Malaysian Resources Corp. Bhd	1,172,919	594,514
Media Prima Bhd	3,709,536	2,838,559
MSM Malaysia Holdings Bhd	730,245	1,134,292
Mudajaya Group Bhd	20,754	17,781
OSK Holdings Bhd	4,681,156	2,204,338
Parkson Holdings Bhd	1,206,690	2,051,926
QL Resources Bhd	636,064	644,800
Supermax Corp. Bhd	397,599	250,937
TA Ann Holdings Bhd	443,874	508,031
TDM Bhd	559,958	615,258
Top Glove Corp. Bhd	996,490	1,834,610
Tradewinds Malaysia Bhd	656,382	1,918,919
Tradewinds Plantation Bhd	440,020	589,955
Unisem M Bhd	341,081	95,364
WCT Bhd	2,650,902	2,037,155

Total Malaysia		107,253,591

Mexico - 2.2%
Banregio Grupo Financiero S.A.B De C.V.	127,164	576,772
Bolsa Mexicana de Valores S.A.B de C.V.	1,936,161	4,859,039
Cia Minera Autlan S.A.B de C.V. Series B	998,888	1,043,040
Compartamos S.A.B de C.V.	2,467,593	3,490,658
Consorcio ARA S.A.B de C.V.*	2,636,726	838,571
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,130,774	6,406,210
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	727,385	8,200,305
Grupo Herdez S.A.B de C.V.	295,753	904,158

Total Mexico		26,318,753

Philippines - 2.1%
First Philippine Holdings Corp.	737,670	1,616,811
Lopez Holdings Corp.	9,951,984	1,522,032
Manila Water Co., Inc.	2,842,655	2,215,281
Megaworld Corp.	30,987,494	2,090,359
Nickel Asia Corp.	2,461,340	965,055
Rizal Commercial Banking Corp.	945,684	1,381,821
Robinsons Land Corp.	6,131,600	3,098,465
Security Bank Corp.	758,587	2,881,938
Semirara Mining Corp.	1,058,742	6,017,909
Union Bank of Philippines	977,938	2,684,045

Total Philippines		24,473,716

Poland - 3.2%
Asseco Poland S.A.	183,155	2,683,796
Enea S.A.	706,261	3,589,610
Eurocash S.A.	97,959	1,383,181
Lubelski Wegiel Bogdanka S.A.	52,630	2,312,734
Synthos S.A.	6,079,347	10,626,924
Tauron Polska Energia S.A.	9,676,731	14,851,683
TVN S.A.	360,134	1,154,328
Warsaw Stock Exchange	162,903	2,045,959

Total Poland		38,648,215

Russia - 1.0%
LSR Group OJSC GDR(a)	885,306	3,688,185
Mechel ADR(a)	1,134,395	7,861,357

Total Russia		11,549,542

South Africa - 7.5%
Adcorp Holdings Ltd.	385,734	1,359,371
African Oxygen Ltd.(a)	781,837	2,164,602
Astral Foods Ltd.(a)	243,596	2,971,593
Aveng Ltd.	908,753	3,283,953
AVI Ltd.	1,099,417	7,768,381
Blue Label Telecoms Ltd.	422,968	401,811
Cashbuild Ltd.	51,493	934,647
Cipla Medpro South Africa Ltd.	60,025	63,531
City Lodge Hotels Ltd.	12,238	149,290
Coronation Fund Managers Ltd.(a)	1,835,434	8,579,665

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    91

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2012

Investments	Shares	Value
Eqstra Holdings Ltd.	775,208	$555,521
Hosken Consolidated Investments Ltd.	202,990	2,320,733
Hudaco Industries Ltd.(a)	85,620	1,160,518
Investec Ltd.	633,352	4,389,361
JD Group Ltd.	645,662	3,424,496
JSE Ltd.	422,747	3,898,915
Lewis Group Ltd.	386,767	3,145,411
Mondi Ltd.	378,192	4,108,031
Mpact Ltd.	455,251	1,067,246
Nampak Ltd.	1,519,192	5,702,968
Omnia Holdings Ltd.	78,597	1,271,814
Pick’n Pay Holdings Ltd.(a)	1,199,479	2,792,149
Pioneer Foods Ltd.(a)	135,813	1,066,091
PPC Ltd.(a)	1,027,048	4,139,956
Reunert Ltd.	501,708	4,455,671
Spar Group Ltd. (The)(a)	446,572	6,939,857
Sun International Ltd.	263,819	2,953,987
Tongaat Hulett Ltd.	181,969	2,891,120
Trencor Ltd.(a)	392,824	2,535,827
Wilson Bayly Holmes-Ovcon Ltd.	125,420	2,320,841

Total South Africa		88,817,357

South Korea - 10.6%
BS Financial Group, Inc.	190,664	2,350,853
Capro Corp.	157,905	1,843,694
Cheil Worldwide, Inc.	129,908	2,614,966
CJ CGV Co., Ltd.	24,972	749,924
CJ Corp.	25,568	2,830,075
CJ O Shopping Co., Ltd.	5,958	1,541,570
Daeduck Electronics Co.	130,733	1,306,628
Daeduck GDS Co., Ltd.	28,878	476,096
Daewoong Pharmaceutical Co., Ltd.	49,489	2,205,007
Daishin Securities Co., Ltd.	125,464	1,168,415
Daum Communications Corp.	13,822	1,176,176
DGB Financial Group, Inc.	224,915	3,056,781
Dong-A Pharmaceutical Co., Ltd. Class A	14,310	1,456,965
Dongkuk Steel Mill Co., Ltd.	214,040	2,739,040
Dongyang Mechatronics Corp.	36,418	360,583
Doosan Corp.	35,754	4,308,214
GOLFZON Co., Ltd.	11,413	670,553
Green Cross Corp.	6,729	870,529
GS Retail Co., Ltd.	50,740	1,419,483
Halla Climate Control Corp.	226,610	5,016,610
Halla Engineering & Construction Corp.	154,861	1,155,771
Hana Tour Service, Inc.	18,122	1,032,568
Handsome Co., Ltd.	58,792	1,617,284
Hansol Paper Co., Ltd.	80,909	689,246
Hanssem Co., Ltd.	74,418	1,289,451
Hanwha Corp.	94,103	3,006,163
Hite Jinro Co., Ltd.	256,586	7,286,005
Hotel Shilla Co., Ltd.	34,229	1,405,193
Huchems Fine Chemical Corp.	92,769	2,244,324
Hyosung Corp.	23,580	1,621,080
Hyundai Corp.	49,540	957,876
Hyundai Development Co.	139,404	2,819,136
Hyundai Home Shopping Network Corp.	7,604	859,430
iMarketKorea, Inc.	28,852	766,728
IS Dongseo Co., Ltd.	50,731	476,236
Jeonbuk Bank	347,254	1,359,077
KEPCO Plant Service & Engineering Co., Ltd.	92,636	5,269,628
Kolon Corp.	8,843	145,790
Kolon Global Corp.	130,194	426,248
Kolon Industries, Inc.	13,646	811,947
Korea Aerospace Industries Ltd.	45,349	1,094,993
Korea Investment Holdings Co., Ltd.	80,839	3,212,946
Korean Reinsurance Co.	213,605	2,294,522
KP Chemical Corp.	117,613	1,329,302
LG Fashion Corp.	31,938	933,759
LG International Corp.	36,497	1,648,301
LIG Insurance Co., Ltd.	89,421	2,159,151
Lotte Himart Co., Ltd.	24,570	1,578,979
LS Industrial Systems Co., Ltd.	12,347	773,868
Meritz Fire & Marine Insurance Co., Ltd.	250,970	3,317,120
Mirae Asset Securities Co., Ltd.	32,579	1,083,355
Moorim P&P Co., Ltd.	288,996	1,027,139
OCI Materials Co., Ltd.	21,877	781,632
Partron Co., Ltd.	63,706	1,163,349
Poongsan Corp.	40,968	1,285,781
S&T Dynamics Co., Ltd.	96,060	1,067,757
S1 Corp.	52,022	3,396,621
Samsung Fine Chemicals Co., Ltd.	22,393	1,275,925
SBS Media Holdings Co., Ltd.	186,134	1,495,227
SeAH Steel Corp.	7,214	624,653
Seoul Semiconductor Co., Ltd.	7,269	164,313
SFA Engineering Corp.	25,879	1,140,965
Shinsegae Co., Ltd.	4,309	879,449
Silicon Works Co., Ltd.	9,840	205,426
Simm Tech Co., Ltd.	55,268	531,733
SK Chemicals Co., Ltd.	5,826	324,883
SK Networks Co., Ltd.	316,231	2,495,997
SKC Co., Ltd.	41,603	1,636,024
STX Corp. Co., Ltd.	141,566	1,110,762
STX Offshore & Shipbuilding Co., Ltd.	56,815	387,408
STX Pan Ocean Co., Ltd.	287,924	1,268,068
Sungwoo Hitech Co., Ltd.	87,041	951,246
Taeyoung Engineering & Construction Co., Ltd.	42,182	204,886
Tong Yang Life Insurance	378,518	3,730,112
Woori Investment & Securities Co., Ltd.	310,192	3,433,459
Youngone Corp.	33,158	1,022,081
Yuhan Corp.	9,079	1,467,125

Total South Korea		125,899,660

Taiwan - 23.0%
Ability Enterprise Co., Ltd.	786,650	736,833
AcBel Polytech, Inc.	1,478,621	1,046,374
Accton Technology Corp.	1,768,293	983,434
Advantech Co., Ltd.	1,181,610	4,984,580
ALI Corp.	197,980	227,030
Alpha Networks, Inc.	1,144,788	766,766
Altek Corp.	2,726,045	1,600,574
AmTRAN Technology Co., Ltd.	2,611,950	2,032,786
Apex Biotechnology Corp.	261,269	674,788
AV Tech Corp.	445,036	1,356,303
BES Engineering Corp.	1,251,339	346,457
Capital Securities Corp.	8,329,723	3,198,334
Career Technology (MFG.) Co., Ltd.	656,058	882,230
Cathay Real Estate Development Co., Ltd.	3,618,965	1,750,971
Cheng Uei Precision Industry Co., Ltd.	952,820	2,050,733
Chia Hsin Cement Corp.	2,453,680	1,170,270
Chicony Electronics Co., Ltd.	1,955,310	4,518,107

See Notes to Schedule of Investments.

92    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2012

Investments	Shares	Value
Chimei Materials Technology Corp.	967,690	$1,054,698
China Airlines Ltd.*	6,237,382	2,577,519
China Electric Manufacturing Corp.	1,381,592	813,569
China Life Insurance Co., Ltd.*	2,564,478	2,313,762
China Motor Corp.	2,354,712	2,209,646
China Petrochemical Development Corp.	4,076,556	2,526,878
China Steel Chemical Corp.	826,726	3,701,036
China Synthetic Rubber Corp.	1,697,257	1,905,389
Chin-Poon Industrial Co., Ltd.	781,650	842,510
Chroma ATE, Inc.	804,132	1,791,637
Chung Hsin Electric & Machinery Manufacturing Corp.	1,887,882	1,010,936
Cleanaway Co., Ltd.	220,941	1,457,013
CSBC Corp.	2,816,979	1,731,570
CTCI Corp.	1,204,190	2,380,265
Cyberlink Corp.	413,596	1,358,761
Depo Auto Parts Industries Co., Ltd.	460,646	1,051,718
D-Link Corp.	2,701,161	1,706,887
Eclat Textile Co., Ltd.	150,384	551,531
Elan Microelectronics Corp.	887,156	1,428,236
E-Life Mall Corp.	162,855	376,867
Elite Material Co., Ltd.	717,601	710,459
Elite Semiconductor Memory Technology, Inc.*	1,003,953	757,139
Entire Technology Co., Ltd.	783,725	1,118,682
Epistar Corp.	2,559,576	4,645,120
Eternal Chemical Co., Ltd.	2,329,066	2,017,150
Eva Airways Corp.*	6,649,721	3,892,877
Evergreen International Storage & Transport Corp.	2,279,188	1,581,516
Everlight Electronics Co., Ltd.	1,292,165	1,695,357
Far Eastern Department Stores Co., Ltd.	2,153,295	2,235,678
Faraday Technology Corp.	575,529	760,065
Farglory Land Development Co., Ltd.	3,433,245	6,159,718
Feng Hsin Iron & Steel Co.	1,616,950	2,878,760
Flexium Interconnect, Inc.	62,206	218,500
Flytech Technology Co., Ltd.	24,080	56,553
Formosa International Hotels Corp.	96,441	1,293,563
Formosan Rubber Group, Inc.	3,867,372	2,776,773
Formosan Union Chemical Corp.	453,168	253,589
Gemtek Technology Corp.*	736,017	887,103
GeoVision, Inc.	53,717	221,054
Getac Technology Corp.	746,372	404,813
Giant Manufacturing Co., Ltd.	535,464	3,070,173
Gigabyte Technology Co., Ltd.	2,454,979	2,198,060
Gigastorage Corp.	792,064	503,240
Global Mixed Mode Technology, Inc.	164,000	629,705
Global Unichip Corp.	200,528	694,000
Globe Union Industrial Corp.	869,295	449,031
Grand Pacific Petrochemical	1,150,088	605,956
Grape King Industrial Co.	480,138	1,317,779
Great China Metal Industry	714,694	825,717
Great Wall Enterprise Co., Ltd.	1,269,420	1,162,801
Hey Song Corp.	897,730	1,191,759
Holiday Entertainment Co., Ltd.	174,871	249,910
Holtek Semiconductor, Inc.	1,148,773	1,167,010
Holy Stone Enterprise Co., Ltd.	255,299	224,625
Huaku Development Co., Ltd.	1,456,296	3,550,596
Huang Hsiang Construction Co.	658,729	1,676,369
Hung Poo Real Estate Development Corp.	316,122	325,495
ICP Electronics, Inc.	1,027,451	1,402,887
Inventec Corp.	9,259,413	3,555,303
ITEQ Corp.	1,035,657	1,057,448
Jentech Precision Industrial Co., Ltd.	244,824	565,711
KEE TAI Properties Co., Ltd.	2,361,999	1,634,911
Kenda Rubber Industrial Co., Ltd.	548,906	709,784
Kerry Tj Logistics Co., Ltd.	372,676	628,848
Kindom Construction Co., Ltd.	899,446	656,643
King Slide Works Co., Ltd.	143,972	912,251
King Yuan Electronics Co., Ltd.	4,867,960	3,101,252
Kinik Co.	290,267	410,326
Kinko Optical Co., Ltd.	250,234	274,888
Kinsus Interconnect Technology Corp.	709,368	2,225,401
LCY Chemical Corp.	2,518,612	3,122,354
Lealea Enterprise Co., Ltd.	401,557	159,024
LI Peng Enterprise Co., Ltd.*	3,091,743	1,091,304
Lien Hwa Industrial Corp.	1,905,931	1,243,755
Lingsen Precision Industries Ltd.	1,543,435	805,229
LITE-ON IT Corp.	3,341,160	2,870,689
Lumax International Corp., Ltd.	266,661	563,827
Macronix International	25,195,659	7,522,517
Makalot Industrial Co., Ltd.	652,615	2,031,626
Mercuries & Associates Ltd.	58,347	53,446
Merida Industry Co., Ltd.	724,041	3,241,342
Merry Electronics Co., Ltd.	711,169	991,850
Micro-Star International Co., Ltd.	2,209,877	1,061,599
MIN AIK Technology Co., Ltd.	367,030	1,118,570
Mitac International Corp.	2,498,781	894,911
Namchow Chemical Industrial Co., Ltd.	437,720	435,625
Nan Kang Rubber Tire Co., Ltd.	582,107	710,620
Nantex Industry Co., Ltd.	887,737	573,197
Novatek Microelectronics Corp.	1,758,728	7,116,310
Nuvoton Technology Corp.	88,078	96,452
Opto Tech Corp.	1,699,518	708,157
Oriental Union Chemical Corp.	2,684,767	3,217,394
Powertech Technology, Inc.	2,337,240	3,778,829
President Securities Corp.*	5,748,590	3,345,541
Prince Housing & Development Corp.	3,045,308	2,170,800
Radiant Opto-Electronics Corp.	540,478	2,224,151
Radium Life Tech Co., Ltd.	272,209	231,067
Realtek Semiconductor Corp.	894,037	1,887,271
Rechi Precision Co., Ltd.	244,254	211,963
Richtek Technology Corp.	337,145	1,967,908
Ruentex Industries Ltd.	266,860	661,659
Senao International Co., Ltd.	413,240	1,353,322
Sercomm Corp.	199,720	290,924
Shih Wei Navigation Co., Ltd.	2,352,985	1,802,883
Shihlin Electric & Engineering Corp.	1,025,217	1,270,974
Shin Zu Shing Co., Ltd.	428,000	1,319,123
Shinkong Textile Co., Ltd.	282,186	391,615
Sigurd Microelectronics Corp.	1,966,182	1,753,646
Silitech Technology Corp.	845,698	1,456,142
Sincere Navigation Corp.	2,874,546	2,563,819
Sonix Technology Co., Ltd.	12,979	17,409
Standard Foods Corp.	537,545	1,471,636
Syncmold Enterprise Corp.	300,339	522,302
Taiflex Scientific Co., Ltd.	453,324	569,797
Tainan Spinning Co., Ltd.	3,920,952	1,978,097
Taiwan Acceptance Corp.	800,978	1,814,951
Taiwan Cogeneration Corp.	1,823,403	1,186,760
Taiwan Glass Industrial Corp.	2,253,698	2,328,281
Taiwan Hon Chuan Enterprise Co., Ltd.	690,289	1,511,842
Taiwan PCB Techvest Co., Ltd.	248,861	365,077

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    93

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2012

Investments	Shares	Value
Taiwan Prosperity Chemical Corp.	1,503,516	$2,076,208
Taiwan Secom Co., Ltd.	1,624,931	3,626,004
Teco Electric and Machinery Co., Ltd.	4,144,683	3,175,701
Test Research, Inc.	589,886	1,105,059
Test-Rite International Co.	1,258,888	958,071
Ton Yi Industrial Corp.	5,092,538	2,972,503
Tong Hsing Electronic Industries Ltd.	243,696	851,790
Tong Yang Industry Co., Ltd.	856,240	768,107
Topco Scientific Co., Ltd.	396,682	654,329
Transcend Information, Inc.	632,479	1,759,851
Tripod Technology Corp.	1,020,928	2,190,289
Tsann Kuen Enterprise Co., Ltd.	800,599	1,601,805
TSRC Corp.	2,573,773	5,229,264
Tung Ho Steel Enterprise Corp.	1,880,153	1,922,950
TXC Corp.	743,549	1,223,928
U-Ming Marine Transport Corp.	2,842,420	4,546,658
Unimicron Technology Corp.	5,516,141	5,850,654
United Integrated Services Co., Ltd.	1,832,461	1,539,724
Unizyx Holding Corp.	1,931,389	947,770
USI Corp.	2,084,678	1,669,092
Wah Lee Industrial Corp.	1,145,195	1,557,740
Wei Chuan Food Corp.	1,040,396	1,295,166
Wistron NeWeb Corp.	956,838	1,612,907
Wowprime Corp.	58,762	835,728
WPG Holdings Co., Ltd.	3,689,759	4,828,363
WT Microelectronics Co., Ltd.	1,044,231	1,298,142
Yem Chio Co., Ltd.	500,763	324,197
Young Fast Optoelectronics Co., Ltd.	751,232	1,531,490
Young Optics, Inc.	228,002	652,466
Yungtay Engineering Co., Ltd.	756,994	1,394,648
Zinwell Corp.	1,126,186	963,729

Total Taiwan		273,701,266

Thailand - 10.4%
Amata Corp. PCL	1,821,145	964,451
Asian Property Development PCL	6,009,828	1,669,942
Bangchak Petroleum PCL	5,105,076	5,298,665
Bangkok Chain Hospital PCL NVDR	737,973	218,328
Bangkok Expressway PCL	3,820,841	4,340,445
Bangkok Life Assurance PCL	899,946	1,831,371
Berli Jucker PCL	1,255,716	2,534,830
BTS Group Holdings PCL NVDR	28,279,762	6,610,013
Bumrungrad Hospital PCL	1,272,866	3,079,179
CH. Karnchang PCL NVDR	3,288,235	1,440,417
Delta Electronics Thailand PCL	3,591,651	3,757,203
Dynasty Ceramic PCL	949,428	1,412,193
Electricity Generating PCL	1,253,091	6,185,575
Esso Thailand PCL	6,804,472	2,246,655
GFPT PCL	2,513,967	661,570
Hana Microelectronics PCL	1,645,523	1,226,477
Hemaraj Land And Development NVDR PCL	8,971,693	885,731
Hemaraj Land and Development PCL	3,559,300	351,392
Jasmine International PCL	1,665,034	293,926
Khon Kaen Sugar Industry PCL NVDR	3,378,742	1,513,199
Kiatnakin Bank PCL	4,056,094	6,430,878
Lanna Resources PCL NVDR	1,487,302	1,123,134
LPN Development PCL	2,860,302	1,673,730
LPN Development PCL NVDR	516,177	302,045
Major Cineplex Group PCL	2,058,657	1,278,669
MCOT PCL	2,855,610	4,387,502
Minor International PCL	2,882,534	1,846,933
Polyplex PCL NVDR	5,712,752	2,577,181
Pruksa Real Estate PCL	4,875,381	3,362,881
Ratchaburi Electricity Generating Holding PCL	3,940,190	7,696,187
Robinson Department Store PCL	694,459	1,509,694
Samart Corp. PCL	2,827,200	1,183,006
Samart Telcoms PCL NDVR	2,690,944	1,724,175
Sansiri PCL	52,798,384	6,075,525
SC Asset Corp. PCL NVDR	2,394,383	2,250,360
Siam City Cement PCL	517,116	7,099,991
Sino Thai Engineering & Construction PCL NVDR	2,051,831	1,827,800
Sri Trang Agro-Industry PCL NVDR	2,581,727	1,476,961
Supalai PCL	6,400,540	3,703,483
Thai Tap Water Supply PCL	13,445,824	4,043,857
Thai Vegetable Oil PCL	1,938,401	1,527,148
Thanachart Capital PCL	2,465,466	3,042,541
Thoresen Thai Agencies PCL NVDR	2,035,500	1,104,587
Ticon Industrial Connection PCL NVDR	2,961,704	1,403,881
Tisco Financial Group PCL	1,497,207	2,545,105
Tisco Financial Group PCL NVDR	880,652	1,497,022
TMB Bank PCL NDVR	49,250,825	2,994,656
TPI Polene PCL	451,698	208,203
Vinythai PCL	3,536,876	2,081,195

Total Thailand		124,499,892

Turkey - 6.2%
Aksa Akrilik Kimya Sanayii	567,249	1,633,697
Anadolu Hayat Emeklilik A.S.(a)	431,013	1,016,734
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	545,450	2,579,480
Aslan Cimento A.S	17,745	400,697
Bagfas Bandirma Gubre Fabrik(a)	25,775	779,879
Borusan Mannesmann	60,709	935,450
Cimsa Cimento Sanayi VE Tica	737,840	3,778,706
Dogus Otomotiv Servis ve Ticaret A.S.	923,724	4,440,831
Eczacibasi Yatirim Holding Ortakligi A.S.(a)	80,468	284,954
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,423,419	1,595,135
Kardemir Karabuk Demir Class D	2,684,878	1,895,527
Konya Cimento Sanayii A.S.	12,390	2,228,492
Netas Telekomunikasyon A.S.(a)	86,420	530,229
Otokar Otomotiv ve Savunma Sanayi A.S.	55,217	1,311,818
Petkim Petrokimya Holding A.S.(a)	1,838,765	2,853,913
Sekerbank TAS*	1,279,511	1,290,480
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,560,894	1,810,417
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	3,007,889	2,376,379
Tekfen Holding A.S.	655,000	2,657,141
Tofas Turk Otomobil Fabrikasi A.S.(a)	2,131,432	12,480,229
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,474,563	2,660,443
Turk Traktor ve Ziraat Makineleri A.S.(a)	392,978	12,826,228
Turkiye Sise ve Cam Fabrikalari A.S.	1,332,045	2,201,789
Ulker Biskuvi Sanayi A.S.(a)	1,815,169	9,824,919

Total Turkey		74,393,567

TOTAL COMMON STOCKS (Cost: $1,013,889,381)		1,180,012,324

See Notes to Schedule of Investments.

94    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2012

Investments	Shares	Value
EXCHANGE-TRADED FUNDS & NOTES - 0.9%

United States - 0.9%
iPath MSCI India Index ETN*(a)	169,103	$10,058,246
WisdomTree Emerging Markets Equity Income Fund(a)(b)	240	13,709

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $8,955,776)		10,071,955

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

MONEY MARKET FUND - 2.9%

United States - 2.9%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $35,037,950)(d)	35,037,950	35,037,950

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $1,057,883,107)(e)		1,225,122,229
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.8)%		(33,558,285)

NET ASSETS - 100.0%		$1,191,563,944

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $32,930,577 and the total market value of the collateral held by the Fund was $35,037,950.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    95

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.9%

Egypt - 8.9%
Commercial International Bank Egypt SAE	3,292	$17,882
Egyptian Kuwaiti Holding Co. SAE	1,765	2,259
ElSwedy Electric Co.	2,296	8,265
Ezz Steel	60,869	94,971
Maridive & Oil Services SAE*	1,147	1,331
National Societe Generale Bank SAE	6,531	36,132
Orascom Construction Industries*	4,245	168,323
Sidi Kerir Petrochemicals Co.	87,157	181,453
Telecom Egypt Co.	247,599	550,492

Total Egypt		1,061,108

Jordan - 1.3%
Arab Bank PLC	15,585	159,199

Kuwait - 18.8%
Agility Public Warehousing Co. KSC	73,537	133,371
Ahli United Bank	19,605	57,170
Aviation Lease and Finance Co. KSCC*	525	663
Alimtiaz Investment Co. KSCC	200	52
Burgan Bank SAK	1,755	3,308
Kuwait Finance House	39,071	112,544
Kuwait Portland Cement Co.	42	155
Kuwait Projects Co. Holdings KSC	26,741	37,087
Mabanee Co. SAKC	5,000	20,982
Mobile Telecommunications Co. KSC	495,677	1,374,923
National Bank of Kuwait	118,028	402,940
National Mobile Telecommunication Co. KSC	10,714	89,156

Total Kuwait		2,232,351

Morocco - 9.0%
Banque Centrale Populaire	156	3,631
Maroc Telecom S.A.	84,952	1,064,442

Total Morocco		1,068,073

Oman - 3.2%
Oman Telecommunications Co. SAOG	78,696	300,641
Omani Qatari Telecommunications Co. SAOG	68,578	82,105

Total Oman		382,746

Qatar - 29.0%
Al Khaliji	14,178	66,159
Barwa Real Estate Co.	2,847	21,464
Commercial Bank of Qatar QSC (The)	15,469	301,223
Doha Bank QSC	10,925	150,928
Gulf International Services OSC	3,249	26,770
Industries Qatar QSC	25,868	1,101,930
Masraf Al Rayan	9,117	62,074
Qatar Fuel Co.	1,430	108,006
Qatar Gas Transport Co. Nakilat	36,398	152,550
Qatar International Islamic Bank	11,189	159,799
Qatar Islamic Bank	13,011	268,010
Qatar National Bank SAQ	15,055	541,251
Qatar Telecom Q-Tel QSC	17,065	487,438
Qatari Investors’ Group	1,216	7,681

Total Qatar		3,455,283

United Arab Emirates - 29.7%
Abu Dhabi Commercial Bank PJSC	473,548	388,064
Aldar Properties PJSC	206,099	71,261
Arabtec Holding Co.	41,405	25,251
Aramex PJSC	251,751	137,080
DP World Ltd.	17,155	200,714
Drake & Scull International	389,912	74,733
Dubai Islamic Bank PJSC	602,517	329,715
Emaar Properties PJSC	320,557	327,272
Emirates NBD PJSC	476,366	369,623
First Gulf Bank PJSC	203,424	642,440
National Bank of Abu Dhabi PJSC	200,578	562,462
Sorouh Real Estate Co.	489,969	166,745
Union National Bank PJSC	286,610	234,092

Total United Arab Emirates		3,529,452

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $11,027,969)(a)		11,888,212
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		13,235

NET ASSETS - 100.0%		$11,901,447

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

96    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.7%
Austria - 0.6%
Andritz AG	2,771	$177,331
Lenzing AG	340	30,580

Total Austria		207,911

Belgium - 7.2%
Anheuser-Busch InBev N.V.	18,399	1,594,671
Delhaize Group S.A.(a)	5,739	228,881
NV Bekaert S.A.(a)	3,327	95,951
Solvay S.A.	2,610	376,276
UCB S.A.	3,985	227,070

Total Belgium		2,522,849

Finland - 7.9%
Cargotec Oyj Class B(a)	3,557	93,557
Kemira Oyj	9,752	151,842
Kone Oyj Class B	7,263	534,315
Konecranes Oyj	2,672	90,007
Metso Oyj	8,195	346,169
Nokia Oyj(a)	310,343	1,197,191
Tieto Oyj	4,413	86,631
Wartsila Oyj Abp	6,483	279,664

Total Finland		2,779,376

France - 23.8%
Air Liquide S.A.	4,898	613,788
Alstom S.A.	4,873	193,604
Arkema S.A.	930	97,120
Christian Dior S.A.	2,688	454,500
Cie Generale des Etablissements Michelin Class B	4,654	439,264
Cie Generale d’Optique Essilor International S.A.	1,605	160,861
Eramet	344	50,319
Hermes International	526	156,934
Lafarge S.A.	5,613	356,911
L’Oreal S.A	7,676	1,061,592
LVMH Moet Hennessy Louis Vuitton S.A.	6,604	1,208,492
Pernod-Ricard S.A.	2,954	340,540
Publicis Groupe S.A.	2,493	148,726
Remy Cointreau S.A.	531	57,917
Sanofi	15,874	1,494,070
Schneider Electric S.A.	12,820	926,731
Societe BIC S.A.	250	29,769
Sodexo	2,545	213,802
Technip S.A.	1,451	166,125
Vallourec S.A.	3,170	165,042

Total France		8,336,107

Germany - 26.2%
Adidas AG	2,820	250,325
Bayer AG	18,119	1,717,315
Bayerische Motoren Werke AG	16,174	1,555,145
Brenntag AG	1,053	138,036
Daimler AG	31,135	1,696,120
Fresenius Medical Care AG & Co. KGaA	3,078	212,276
Fresenius SE & Co. KGaA	1,518	174,316
GEA Group AG	4,458	143,821
Henkel AG & Co. KGaA	3,575	244,761
Infineon Technologies AG	18,084	146,127
Linde AG	2,668	464,309
MAN SE	2,817	299,900
Merck KGaA	3,110	409,325
SAP AG	20,567	1,645,642
Wacker Chemie AG(a)	1,712	112,054

Total Germany		9,209,472

Ireland - 0.5%
Dragon Oil PLC	11,684	104,841
Glanbia PLC	5,461	60,118

Total Ireland		164,959

Italy - 3.8%
Fiat Industrial SpA	24,149	262,823
Luxottica Group SpA	7,936	325,080
Parmalat SpA	98,354	228,219
Pirelli & C SpA	15,291	174,482
Saipem SpA	8,298	320,545
Salvatore Ferragamo Italia SpA	1,138	24,966

Total Italy		1,336,115

Netherlands - 18.1%
Akzo Nobel N.V.	7,526	493,584
ASML Holding N.V.	3,453	218,517
CSM	1,550	33,197
European Aeronautic Defence and Space Co. N.V.	8,285	322,227
Fugro N.V. CVA	2,283	134,001
Heineken Holding N.V.	6,194	338,365
Heineken N.V.	10,260	682,697
Koninklijke Ahold N.V.	42,514	568,072
Koninklijke DSM N.V.	5,938	358,474
Koninklijke Philips Electronics N.V.	43,179	1,132,567
Koninklijke Vopak N.V.	1,980	139,162
Unilever N.V.CVA	42,446	1,613,630
Wolters Kluwer N.V.	15,381	313,807

Total Netherlands		6,348,300

Portugal - 2.8%
Jeronimo Martins, SGPS, S.A.	11,230	216,163
Portugal Telecom, SGPS, S.A.	157,103	776,510

Total Portugal		992,673

Spain - 8.8%
Abengoa S.A.(a)	13,791	43,437
Acerinox S.A.	10,198	112,239
Banco Bilbao Vizcaya Argentaria S.A.	140,184	1,286,337
Banco Santander S.A.	192,846	1,550,914
Tecnicas Reunidas S.A.	2,283	105,603

Total Spain		3,098,530

TOTAL COMMON STOCKS (Cost: $32,060,509)		34,996,292

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%

MONEY MARKET FUND - 4.4%

United States - 4.4%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(b) (Cost: $1,542,458)(c)	1,542,458	1,542,458

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $33,602,967)(d)		36,538,750
Liabilities in Excess of Cash and Other Assets - (4.1)%		(1,455,028)

NET ASSETS - 100.0%		$35,083,722

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    97

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2012

(a)	Security or portion thereof, was on loan at December 31, 2012(See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $1,460,627 and the total market value of the collateral held by the Fund was $1,542,458.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

98    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.3%
AMP Ltd.	18,671	$93,238
Australia & New Zealand Banking Group Ltd.	12,942	336,581
BHP Billiton Ltd.	10,414	401,118
Coca-Cola Amatil Ltd.	3,894	54,375
Commonwealth Bank of Australia	7,373	475,966
National Australia Bank Ltd.	13,764	357,245
Origin Energy Ltd.	4,512	54,432
QBE Insurance Group Ltd.	5,015	56,752
Rio Tinto Ltd.	1,176	80,593
Telstra Corp., Ltd.	91,764	416,327
Wesfarmers Ltd.	6,198	237,121
Westpac Banking Corp.	17,755	480,001
Woodside Petroleum Ltd.	2,628	92,438
Woolworths Ltd.	5,635	171,588

Total Australia		3,307,775

Brazil - 11.6%
Banco Bradesco S.A.	7,667	127,091
Banco do Brasil S.A.	31,000	387,595
Banco Santander Brasil S.A.	22,100	161,581
BM&F Bovespa S.A.	13,400	91,624
BRF - Brasil Foods S.A.	2,600	53,575
CCR S.A.	8,900	84,544
Centrais Eletricas Brasileiras S.A.	13,900	42,973
Cia de Bebidas das Americas	8,700	355,648
Cia Energetica de Minas Gerais	4,325	46,260
Cia Siderurgica Nacional S.A.	16,700	96,733
Cielo S.A.	3,760	104,656
CPFL Energia S.A.	10,000	104,518
Itau Unibanco Holding S.A.	6,556	99,837
Natura Cosmeticos S.A.	2,900	83,055
Oi S.A.	13,500	60,396
Petroleo Brasileiro S.A.	49,500	472,637
Souza Cruz S.A.	9,300	139,943
Tractebel Energia S.A.	5,300	86,327
Vale S.A.	25,500	526,564

Total Brazil		3,125,557

Canada - 11.6%
Bank of Montreal	3,200	195,593
Bank of Nova Scotia(a)	4,400	253,916
Barrick Gold Corp.	2,062	72,109
BCE, Inc.(a)	5,000	214,071
Canadian Imperial Bank of Commerce(a)	1,992	159,988
Canadian National Railway Co.	784	71,125
Cenovus Energy, Inc.	2,406	80,442
Crescent Point Energy Corp.(a)	2,500	94,456
Enbridge, Inc.(a)	2,500	108,015
Great-West Lifeco, Inc.	6,000	146,731
Husky Energy, Inc.(a)	6,200	183,067
Manulife Financial Corp.	9,674	131,260
Power Financial Corp.	4,200	114,902
Rogers Communications, Inc. Class B	3,000	136,065
Royal Bank of Canada(a)	6,100	366,845
Sun Life Financial, Inc.(a)	4,200	111,232
Suncor Energy, Inc.	3,286	107,949
Thomson Reuters Corp.	5,500	158,974
Toronto-Dominion Bank (The)	2,974	250,148
TransCanada Corp.(a)	3,400	160,558

Total Canada		3,117,446

Chile - 11.7%
Administradora de Fondos de Pensiones Provida S.A.	15,540	105,482
AES Gener S.A.	207,740	133,395
Aguas Andinas S.A. Class A	244,582	173,542
Antarchile S.A.	10,273	158,772
Banco de Chile	1,828,113	295,484
Banco de Credito e Inversiones	1,410	97,021
Banco Santander Chile	3,613,527	254,487
CAP S.A.	2,387	80,040
Cencosud S.A.	17,919	97,136
Cia Cervecerias Unidas S.A.	6,558	103,243
Corpbanca	10,145,664	136,208
Empresa Nacional de Electricidad S.A.	178,452	290,007
Empresas CMPC S.A.	29,952	110,593
Empresas COPEC S.A.	17,809	252,577
Enersis S.A.	691,392	253,886
ENTEL Chile S.A.	9,359	193,500
Inversiones Aguas Metropolitanas S.A.	41,062	82,745
Latam Airlines Group S.A.	3,790	89,059
SACI Falabella	23,963	246,807

Total Chile		3,153,984

New Zealand - 14.2%
Air New Zealand Ltd.	156,322	167,011
Auckland International Airport Ltd.	141,137	310,890
Fisher & Paykel Healthcare Corp., Ltd.	96,416	196,472
Fletcher Building Ltd.	99,667	689,870
Freightways Ltd.	20,408	71,556
Infratil Ltd.	63,114	118,197
Kathmandu Holdings Ltd.	37,478	61,529
Mainfreight Ltd.	8,602	83,031
Nuplex Industries Ltd.(a)	46,986	122,492
Port of Tauranga Ltd.	12,716	138,058
Restaurant Brands New Zealand Ltd.	23,411	50,989
Ryman Healthcare Ltd.	31,502	118,251
Sky Network Television Ltd.	54,335	219,649
SKYCITY Entertainment Group Ltd.	78,449	244,643
Telecom Corp. of New Zealand Ltd.	390,177	732,314
Vector Ltd.	161,301	361,959
Warehouse Group Ltd. (The)	62,145	153,296

Total New Zealand		3,840,207

Norway - 13.6%
Aker ASA Class A	2,023	77,063
Aker Solutions ASA	6,203	125,838
DNB ASA	20,074	253,935
Fred Olsen Energy ASA	1,870	81,248
Gjensidige Forsikring ASA	13,014	185,672
Norsk Hydro ASA	27,378	137,154
Orkla ASA	29,086	253,479
SpareBank 1 SR Bank ASA	5,780	38,635
Statoil ASA	60,894	1,520,914
Telenor ASA	35,917	724,116
TGS Nopec Geophysical Co. ASA	2,141	69,825
Yara International ASA	3,821	187,986

Total Norway		3,655,865

Russia - 12.9%
Gazprom Neft JSC ADR	10,021	232,287
Gazprom OAO ADR	120,545	1,140,356
LSR Group Reg S GDR	2,720	11,331
Lukoil OAO ADR	6,569	434,539

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    99

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2012

Investments	Shares	Value
MMC Norilsk Nickel OJSC ADR(a)	13,521	$249,192
Mobile Telesystems OJSC ADR	11,800	220,070
NovaTek OAO Reg S GDR	997	119,441
Novolipetsk Steel OJSC Reg S GDR	5,059	102,445
Phosagro OAO Reg S GDR	4,411	59,990
Rosneft Oil Co. Reg S GDR	33,875	301,826
Sberbank of Russia ADR	22,024	270,895
Surgutneftegas OJSC ADR	15,618	137,438
Tatneft ADR	2,484	108,228
Uralkali OJSC Reg S GDR	2,335	89,220

Total Russia		3,477,258

South Africa - 11.8%
ABSA Group Ltd.	7,388	142,807
African Bank Investments Ltd.(a)	13,005	49,356
AngloGold Ashanti Ltd.	1,735	53,647
Bidvest Group Ltd.	3,637	92,374
Exxaro Resources Ltd.(a)	4,145	82,564
FirstRand Ltd.	47,701	174,288
Gold Fields Ltd.	5,996	73,321
Impala Platinum Holdings Ltd.	7,340	145,080
Kumba Iron Ore Ltd.(a)	7,357	493,288
MTN Group Ltd.	30,888	646,564
Nedbank Group Ltd.	4,246	94,084
RMB Holdings Ltd.	14,019	67,250
Sanlam Ltd.	20,804	109,777
Sasol Ltd.	7,940	339,521
Standard Bank Group Ltd.	13,296	186,298
Tiger Brands Ltd.(a)	2,124	81,424
Vodacom Group Ltd.(a)	24,134	352,720

Total South Africa		3,184,363

TOTAL COMMON STOCKS (Cost: $26,387,610)		26,862,455

RIGHTS - 0.0%

Chile - 0.0%
Latam Airlines Group S.A., expiring 1/19/13* (Cost: $0)	59	33

TOTAL LONG-TERM INVESTMENTS (Cost: $26,387,610)		26,862,488

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.9%

MONEY MARKET FUND - 9.9%

United States - 9.9%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $2,662,643)(c)	2,662,643	2,662,643

TOTAL INVESTMENTS IN SECURITIES - 109.6% (Cost: $29,050,253)(d)		29,525,131
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.6)%		(2,589,179)

NET ASSETS - 100.0%		$26,935,952

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $2,537,996 and the total market value of the collateral held by the Fund was $2,662,643.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

100    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.3%
Australia - 8.9%
BHP Billiton Ltd.	12,358	$475,996
Fortescue Metals Group Ltd.(a)	40,915	197,522
Iluka Resources Ltd.	49,231	461,027
Rio Tinto Ltd.	4,940	338,546
Santos Ltd.	23,131	266,562
Woodside Petroleum Ltd.	11,768	413,930
WorleyParsons Ltd.	13,309	322,774

Total Australia		2,476,357

Belgium - 0.9%
Umicore S.A.	4,395	241,567

Brazil - 3.3%
Cosan S.A. Industria e Comercio	8,800	179,438
Petroleo Brasileiro S.A.	33,400	318,911
Vale S.A.	20,500	423,316

Total Brazil		921,665

Canada - 6.7%
Cameco Corp.	8,489	167,018
Canadian Natural Resources Ltd.	4,100	117,931
Crescent Point Energy Corp.(a)	12,991	490,832
Encana Corp.(a)	15,926	314,457
First Quantum Minerals Ltd.	4,648	102,277
Imperial Oil Ltd.	2,285	98,060
Potash Corp. of Saskatchewan, Inc.	2,010	81,716
Silver Wheaton Corp.	3,546	127,709
Suncor Energy, Inc.	4,760	156,372
Teck Resources Ltd. Class B	5,900	214,206

Total Canada		1,870,578

China - 2.7%
China Shenhua Energy Co., Ltd. Class H	92,500	405,165
PetroChina Co., Ltd. Class H	240,000	339,989

Total China		745,154

France - 2.9%
Technip S.A.	1,830	209,516
Total S.A.	11,844	609,146

Total France		818,662

Germany - 1.4%
K+S AG	8,340	384,841

Hong Kong - 1.2%
CNOOC Ltd.	158,618	343,396

Indonesia - 1.1%
Adaro Energy Tbk PT	1,856,000	306,204

Israel - 2.5%
Israel Chemicals Ltd.	58,774	703,190

Italy - 2.9%
ENI SpA	26,366	637,516
Saipem SpA	4,461	172,325

Total Italy		809,841

Japan - 1.0%
Sumitomo Metal Mining Co., Ltd.	21,000	293,390

Malaysia - 2.1%
IOI Corp. Bhd	152,900	255,000
Kuala Lumpur Kepong Bhd	42,100	330,412

Total Malaysia		585,412

Mexico - 2.5%
Grupo Mexico S.A.B. de C.V. Series B	146,707	528,150
Industrias Penoles S.A.B de C.V.	3,310	165,915

Total Mexico		694,065

Norway - 2.6%
Statoil ASA	16,355	408,489
Yara International ASA	6,372	313,491

Total Norway		721,980

Poland - 4.9%
KGHM Polska Miedz S.A.	22,220	1,364,115

Russia - 10.3%
Gazprom OAO ADR	51,526	487,436
Lukoil OAO ADR	6,517	431,100
MMC Norilsk Nickel OJSC ADR(a)	20,276	373,687
NovaTek OAO Reg S GDR	1,606	192,399
Novolipetsk Steel OJSC Reg S GDR	19,593	396,758
Rosneft Oil Co. Reg S GDR	22,308	198,764
Surgutneftegas OJSC ADR	23,887	210,206
Tatneft ADR	10,086	439,447
Uralkali OJSC Reg S GDR	4,097	156,546

Total Russia		2,886,343

Singapore - 0.5%
Wilmar International Ltd.	50,000	136,717

South Africa - 6.0%
Exxaro Resources Ltd.(a)	13,797	274,821
Impala Platinum Holdings Ltd.	19,827	391,894
Kumba Iron Ore Ltd.(a)	10,045	673,519
Sasol Ltd.	7,554	323,015

Total South Africa		1,663,249

South Korea - 0.4%
Korea Zinc Co., Ltd.	351	132,784

Switzerland - 0.9%
Syngenta AG	620	248,312

Thailand - 2.3%
PTT Exploration & Production PCL	51,741	277,395
PTT PCL	32,500	352,730

Total Thailand		630,125

United Kingdom - 14.4%
Anglo American PLC	6,586	202,763
Antofagasta PLC	13,570	292,048
BG Group PLC	5,404	88,940
BHP Billiton PLC	13,526	468,203
BP PLC	66,270	457,603
Eurasian Natural Resources Corp. PLC	59,751	275,836
Fresnillo PLC	18,963	569,326
Rio Tinto PLC	6,628	378,323
Royal Dutch Shell PLC Class A(a)	13,463	464,381
Royal Dutch Shell PLC Class B	13,086	462,651
Tullow Oil PLC	3,171	64,998
Xstrata PLC	16,959	291,933

Total United Kingdom		4,017,005

United States - 16.9%
Apache Corp.	816	64,056
Archer-Daniels-Midland Co.	5,906	161,765
Baker Hughes, Inc.	3,129	127,788
CF Industries Holdings, Inc.	504	102,393

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    101

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2012

Investments	Shares	Value
Chesapeake Energy Corp.	10,252	$170,388
Chevron Corp.	2,855	308,740
Cliffs Natural Resources, Inc.(a)	5,445	209,959
ConocoPhillips	8,307	481,723
Consol Energy, Inc.(a)	5,345	171,575
Devon Energy Corp.	2,058	107,098
Diamond Offshore Drilling, Inc.(a)	8,348	567,330
Exxon Mobil Corp.	2,731	236,368
Freeport-McMoRan Copper & Gold, Inc.	8,242	281,876
Halliburton Co.	3,595	124,711
Marathon Oil Corp.	8,954	274,530
Monsanto Co.	1,719	162,703
Noble Energy, Inc.	1,086	110,490
Occidental Petroleum Corp.	2,439	186,852
Peabody Energy Corp.	5,498	146,302
Southern Copper Corp.	19,212	727,366

Total United States		4,724,013

TOTAL COMMON STOCKS (Cost: $29,248,444)		27,718,965

EXCHANGE-TRADED FUNDS & NOTES - 0.5%

United States - 0.5%
iPath MSCI India Index ETN*(a)	2,335	138,886
WisdomTree Global Equity Income Fund(b)	162	7,024

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $129,052)		145,910

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.9%

MONEY MARKET FUND - 12.9%

United States - 12.9%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $3,596,245)(d)	3,596,245	3,596,245

TOTAL INVESTMENTS IN SECURITIES - 112.7% (Cost: $32,973,741)(e)		31,461,120
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (12.7)%		(3,558,276)

NET ASSETS - 100.0%		$27,902,844

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $3,450,415 and the total market value of the collateral held by the Fund was $3,596,245.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

102    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 2.7%
AGL Energy Ltd.	22,749	$363,245
Envestra Ltd.	651,237	635,547

Total Australia		998,792

Austria - 1.7%
EVN AG	25,747	401,058
Verbund AG	9,128	225,765

Total Austria		626,823

Belgium - 1.1%
Elia System Operator S.A./N.V.	9,327	420,548

Brazil - 9.4%
AES Tiete S.A.	61,300	628,119
Centrais Eletricas Brasileiras S.A.	85,300	263,711
Cia de Saneamento Basico do Estado de Sao Paulo	6,200	263,050
Cia de Saneamento de Minas Gerais- COPASA	9,400	200,855
Cia Energetica de Minas Gerais	40,850	436,930
CPFL Energia S.A.	37,700	394,032
EDP - Energias do Brasil S.A.	68,900	420,298
Light S.A.	47,900	522,163
Tractebel Energia S.A.	21,800	355,082

Total Brazil		3,484,240

Canada - 8.9%
Atco Ltd. Class I	1,507	122,170
Atlantic Power Corp.	37,226	423,592
Canadian Utilities Ltd. Class A	2,841	205,264
Capital Power Corp.	13,225	301,903
Emera, Inc.	9,000	314,010
Fortis, Inc.	8,500	292,126
Just Energy Group, Inc.(a)	74,463	709,706
Northland Power, Inc.	24,781	464,659
TransAlta Corp.(a)	31,200	473,781

Total Canada		3,307,211

Chile - 6.1%
AES Gener S.A.	505,976	324,900
Aguas Andinas S.A. Class A	738,163	523,760
E.CL S.A.	114,618	269,094
Empresa Nacional de Electricidad S.A.	158,305	257,265
Enersis S.A.	688,357	252,771
Inversiones Aguas Metropolitanas S.A.	308,094	620,847

Total Chile		2,248,637

China - 0.6%
China Longyuan Power Group Corp. Class H	195,100	134,919
Huaneng Power International, Inc. Class H	112,000	103,607

Total China		238,526

Czech Republic - 1.4%
CEZ AS	14,127	504,672

Finland - 1.4%
Fortum Oyj	28,768	536,677

France - 7.4%
EDF S.A.	28,544	526,101
GDF Suez	33,274	683,251
Rubis	5,778	394,598
Suez Environnement Co.	47,193	566,755
Veolia Environnement S.A.	46,541	561,748

Total France		2,732,453

Germany - 2.9%
E.ON SE	26,614	494,389
RWE AG	13,684	563,600

Total Germany		1,057,989

Hong Kong - 3.7%
China Resources Power Holdings Co., Ltd.	96,100	245,245
CLP Holdings Ltd.	35,322	295,533
Guangdong Investment Ltd.	356,600	280,188
Hong Kong & China Gas Co., Ltd.	70,164	191,459
Power Assets Holdings Ltd.	43,886	374,830

Total Hong Kong		1,387,255

Indonesia - 1.1%
Perusahaan Gas Negara Persero Tbk PT	827,000	394,729

Italy - 9.8%
A2A SpA(a)	370,192	213,429
Enel Green Power SpA	127,638	236,431
Enel SpA	281,837	1,165,999
Hera SpA	456,096	736,012
Snam SpA	132,734	614,938
Terna Rete Elettrica Nazionale SpA	168,207	670,615

Total Italy		3,637,424

Japan - 7.7%
Chubu Electric Power Co., Inc.	23,900	317,874
Chugoku Electric Power Co., Inc. (The)	19,900	311,394
Electric Power Development Co., Ltd.	10,342	244,960
Hokkaido Electric Power Co., Inc.	32,400	391,955
Hokuriku Electric Power Co.	20,900	247,034
Kansai Electric Power Co., Inc. (The)	29,200	306,302
Kyushu Electric Power Co., Inc.	33,100	376,306
Osaka Gas Co., Ltd.	47,000	170,682
Shikoku Electric Power Co., Inc.	11,361	180,667
Toho Gas Co., Ltd.	27,000	144,579
Tokyo Gas Co., Ltd.	38,000	173,596

Total Japan		2,865,349

Malaysia - 1.7%
Petronas Gas Bhd	35,800	228,521
YTL Corp. Bhd	101,260	62,915
YTL Power International Bhd	627,300	320,009

Total Malaysia		611,445

New Zealand - 1.9%
Vector Ltd.	321,319	721,040

Philippines - 2.1%
Aboitiz Power Corp.	351,000	315,847
Energy Development Corp.	814,500	133,890
Manila Electric Co.	54,580	346,388

Total Philippines		796,125

Poland - 3.7%
Enea S.A.	44,419	225,762
PGE S.A.	46,816	275,460
Tauron Polska Energia S.A.	569,211	873,615

Total Poland		1,374,837

Portugal - 3.1%
EDP-Energias de Portugal S.A.	383,004	1,156,341

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    103

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2012

Investments	Shares	Value
Russia - 0.2%
Federal Hydrogenerating Co. JSC ADR	32,595	$75,197

South Korea - 0.8%
Korea Gas Corp.	4,150	291,119

Spain - 8.2%
Acciona S.A.	10,816	801,544
Enagas S.A.	32,534	692,290
Endesa S.A.	21,652	481,571
Gas Natural SDG S.A.	26,713	478,266
Red Electrica Corp. S.A.(a)	12,014	590,805

Total Spain		3,044,476

Thailand - 3.8%
Electricity Generating PCL	108,213	534,167
Glow Energy PCL	115,900	293,633
Ratchaburi Electricity Generating Holding PCL	232,000	453,155
Ratchaburi Electricity Generating Holding PCL NVDR	65,200	127,352

Total Thailand		1,408,307

United Kingdom - 7.6%
Centrica PLC	81,912	444,182
Drax Group PLC	49,068	434,294
National Grid PLC	45,621	521,323
Pennon Group PLC	24,223	246,091
Severn Trent PLC	11,531	295,025
SSE PLC	21,535	496,373
United Utilities Group PLC	36,306	397,469

Total United Kingdom		2,834,757

TOTAL COMMON STOCKS (Cost: $40,272,031)		36,754,969

EXCHANGE-TRADED NOTES - 0.6%

United States - 0.6%
iPath MSCI India Index ETN*(a) (Cost: $182,846)	3,492	207,704

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

MONEY MARKET FUND - 5.2%

United States - 5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(b) (Cost: $1,950,104)(c)	1,950,104	1,950,104

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $42,404,981)(d)		38,912,777
Liabilities in Excess of Foreign Currency and Other
Assets - (4.8)%		(1,769,296)

NET ASSETS - 100.0%		$37,143,481

ADR     -   American Depositary Receipt

ETN      -   Exchange-Traded Note

NVDR  -   Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $1,861,162 and the total market value of the collateral held by the Fund was $1,950,104.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

104    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 15.8%
Australand Property Group	183,215	$646,727
CFS Retail Property Trust	715,583	1,422,688
Commonwealth Property Office Fund	534,398	565,908
Dexus Property Group	1,024,141	1,079,211
GPT Group	388,382	1,483,842
Investa Office Fund(a)	93,815	289,274
Lend Lease Group(a)	90,053	867,615
Mirvac Group	841,891	1,297,965
Stockland	654,174	2,397,446
Westfield Group	440,916	4,833,933
Westfield Retail Trust	675,104	2,116,696

Total Australia		17,001,305

Belgium - 1.0%
Befimmo SCA Sicafi	7,350	473,175
Cofinimmo(b)	4,666	551,188

Total Belgium		1,024,363

Brazil - 0.9%
BR Malls Participacoes S.A.	16,000	211,145
BR Properties S.A.	7,568	94,254
JHSF Participacoes S.A.	69,000	290,154
LPS Brasil Consultoria de Imoveis S.A.	2,200	40,615
Multiplan Empreendimentos Imobiliarios S.A.	12,700	373,402

Total Brazil		1,009,570

Canada - 9.0%
Allied Properties Real Estate Investment Trust	8,115	268,951
Artis Real Estate Investment Trust Class Trust Unit	23,198	364,384
Boardwalk Real Estate Investment Trust	5,270	341,542
Brookfield Asset Management, Inc. Class A(b)	38,968	1,426,126
Brookfield Office Properties, Inc.(b)	64,108	1,091,967
Calloway Real Estate Investment Trust(b)	22,177	644,797
Canadian Apartment Properties REIT(b)	15,186	379,764
Canadian Real Estate Investment Trust(b)	9,939	432,816
Chartwell Seniors Housing Real Estate Investment Trust(b)	35,872	391,612
Cominar Real Estate Investment Trust	17,019	385,778
Dundee Real Estate Investment Trust	14,515	545,643
First Capital Realty, Inc.	30,738	580,987
Granite Real Estate, Inc.	7,852	297,772
H&R Real Estate Investment Trust(b)	27,700	670,453
Primaris Retail Real Estate Investment Trust(b)	15,832	427,720
RioCan Real Estate Investment Trust(b)	53,409	1,478,309

Total Canada		9,728,621

Chile - 0.2%
Parque Arauco S.A.	70,114	173,601

China - 1.3%
Guangzhou R&F Properties Co., Ltd. Class H	817,600	1,360,759

Finland - 0.3%
Sponda Oyj	64,742	307,281

France - 10.7%
Fonciere des Regions	17,052	1,423,070
Gecina S.A.	15,231	1,704,839
ICADE	10,689	943,062
Klepierre	41,152	1,628,729
Mercialys S.A.	27,866	630,066
Societe Immobiliere de Location pourl’ Industrie et le Commerce	3,948	434,882
Unibail-Rodamco SE	20,091	4,819,488

Total France		11,584,136

Germany - 0.3%
Deutsche Euroshop AG	8,138	339,470

Hong Kong - 25.9%
Champion Real Estate Investment Trust	1,313,000	628,477
Cheung Kong Holdings Ltd.	288,238	4,425,363
China Overseas Grand Oceans Group Ltd.(b)	38,300	46,054
China Overseas Land & Investment Ltd.	501,800	1,495,524
Franshion Properties China Ltd.	424,000	152,623
Hang Lung Group Ltd.	102,649	583,380
Hang Lung Properties Ltd.	570,283	2,266,166
Henderson Land Development Co., Ltd.	207,320	1,463,117
Hui Xian Real Estate Investment Trust	483,666	322,522
Hysan Development Co., Ltd.	101,115	485,951
Kowloon Development Co., Ltd.	301,398	360,083
Link REIT (The)	309,446	1,545,064
New World Development Co., Ltd.	897,682	1,392,123
Sino Land Co., Ltd.	797,735	1,434,736
Sino-Ocean Land Holdings Ltd.(b)	802,200	599,255
Sun Hung Kai Properties Ltd.	342,871	5,140,289
Swire Pacific Ltd. Class A	121,459	1,502,009
Swire Pacific Ltd. Class B	503,298	1,157,134
Wharf Holdings Ltd.	271,872	2,125,631
Wheelock & Co., Ltd.	68,231	343,318
Yuexiu Property Co., Ltd.	1,464,000	462,762

Total Hong Kong		27,931,581

Indonesia - 0.0%
Bumi Serpong Damai PT	272,964	31,439

Israel - 0.6%
Azrieli Group	11,332	291,174
Gazit-Globe Ltd.	27,319	355,115

Total Israel		646,289

Japan - 5.9%
Aeon Mall Co., Ltd.	5,400	132,151
Daito Trust Construction Co., Ltd.	13,500	1,272,480
Daiwa House Industry Co., Ltd.	59,000	1,009,206
Mitsubishi Estate Co., Ltd.	51,589	1,222,528
Mitsui Fudosan Co., Ltd.	56,308	1,361,056
Nomura Real Estate Holdings, Inc.	16,165	306,231
Sumitomo Real Estate Sales Co., Ltd.	960	45,133
Sumitomo Realty & Development Co., Ltd.	22,279	733,572
Tokyu Land Corp.	42,168	305,293

Total Japan		6,387,650

Malaysia - 0.8%
IGB Corp. Bhd	186,500	140,272
KLCC Property Holdings Bhd	193,300	398,231
SP Setia Bhd	330,100	333,554

Total Malaysia		872,057

Netherlands - 2.1%
Corio N.V.	29,839	1,349,943

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    105

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2012

Investments	Shares	Value
Eurocommercial Properties N.V.	10,742	$426,851
Wereldhave N.V.	7,606	481,332

Total Netherlands		2,258,126

Philippines - 0.9%
Ayala Land, Inc.	508,200	327,352
Robinsons Land Corp.	271,600	137,247
SM Prime Holdings, Inc.	1,370,975	550,894

Total Philippines		1,015,493

Russia - 0.2%
LSR Group OJSC GDR	53,792	224,097

Singapore - 10.8%
Ascendas Real Estate Investment Trust	520,901	1,010,672
CapitaCommercial Trust(b)	700,635	966,492
CapitaLand Ltd.	483,589	1,464,821
CapitaMall Trust	670,786	1,169,688
CapitaMalls Asia Ltd.	312,000	495,522
CDL Hospitality Trusts	240,432	370,047
City Developments Ltd.(b)	32,103	338,244
Fragrance Group Ltd.	316,034	67,269
Frasers Centrepoint Trust	199,000	325,829
GuocoLand Ltd.(b)	153,000	300,614
Keppel Land Ltd.	392,168	1,293,849
K-REIT Asia	494,000	523,725
Mapletree Commercial Trust(b)	461,898	459,440
Mapletree Industrial Trust	429,407	478,095
Mapletree Logistics Trust	702,187	658,211
Suntec Real Estate Investment Trust	690,828	947,308
UOL Group Ltd.	101,000	493,631
Wheelock Properties Singapore Ltd.	171,000	279,284

Total Singapore		11,642,741

South Africa - 3.2%
Capital Property Fund	328,817	414,684
Growthpoint Properties Ltd.(b)	405,192	1,170,054
Hyprop Investments Ltd.(b)	43,959	378,224
Redefine Properties Ltd.(b)	916,821	1,015,760
Resilient Property Income Fund Ltd.	76,482	466,497

Total South Africa		3,445,219

Sweden - 1.1%
Castellum AB	33,383	473,642
Fabege AB	39,242	396,615
Hufvudstaden AB Class A	21,250	267,689

Total Sweden		1,137,946

Switzerland - 0.8%
Swiss Prime Site AG	10,402	867,638

Taiwan - 1.2%
Farglory Land Development Co., Ltd.	384,000	688,949
Highwealth Construction Corp.	300,800	565,573
Ruentex Development Co., Ltd.	35,000	72,076

Total Taiwan		1,326,598

Thailand - 0.7%
Land and Houses PCL NVDR	2,395,186	763,421

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	204,153	356,899

United Kingdom - 5.4%
British Land Co. PLC	165,423	1,511,191
Capital Shopping Centres Group PLC	171,878	978,416
Derwent London PLC	8,165	279,513
Hammerson PLC	108,935	864,652
Land Securities Group PLC	107,855	1,426,215
Segro PLC	203,976	817,635

Total United Kingdom		5,877,622

TOTAL COMMON STOCKS (Cost: $90,605,070)		107,313,922

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Global Natural Resources Fund(c) (Cost: $228,956)	9,647	236,724

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.5%

MONEY MARKET FUND - 9.5%

United States - 9.5%
Dreyfus Institutional Preferred Money Market Fund 0.13%(d) (Cost: $10,225,647)(e)	10,225,647	10,225,647

TOTAL INVESTMENTS IN SECURITIES - 109.1% (Cost: $101,059,673)(f)		117,776,293
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.1)%		(9,805,790)

NET ASSETS - 100.0%		$107,970,503

GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depository Receipt
REIT	-	Real Estate Investment Trust

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(e)	At December 31, 2012, the total market value of the Fund’s securities on loan was $9,435,882 and the total market value of the collateral held by the Fund was $10,225,647.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

106    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

December 31, 2012

Investments	Shares	Value
COMMON STOCKS - 99.9%

China - 56.4%
AAC Technologies Holdings, Inc.	71,500	$249,992
Anhui Conch Cement Co., Ltd. Class H(a)	154,000	560,300
China Bluechemical Ltd. Class H	396,000	265,674
China Coal Energy Co., Ltd. Class H	480,000	521,440
China Communications Construction Co., Ltd. Class H(a)	845,000	815,472
China Communications Services Corp., Ltd. Class H	330,000	190,740
China Longyuan Power Group Corp. Class H	264,000	182,566
China National Building Material Co., Ltd. Class H	528,000	772,498
China Oilfield Services Ltd. Class H	88,000	181,430
China Petroleum & Chemical Corp. Class H	1,320,000	1,495,268
China Railway Construction Corp., Ltd. Class H(a)	238,500	271,091
China Railway Group Ltd. Class H	504,000	294,564
China Shanshui Cement Group Ltd.	691,000	505,489
China Shenhua Energy Co., Ltd. Class H	330,000	1,445,454
China Telecom Corp., Ltd. Class H	1,712,000	951,988
Daphne International Holdings Ltd.	110,000	150,719
Datang International Power Generation Co., Ltd. Class H	924,000	352,870
Dongfeng Motor Group Co., Ltd. Class H	330,000	509,209
Enn Energy Holdings Ltd.	44,000	191,592
Guangzhou Automobile Group Co., Ltd. Class H(a)	440,000	389,996
Hengan International Group Co., Ltd.	93,500	843,820
Huaneng Power International, Inc. Class H	242,000	223,864
Jiangxi Copper Co., Ltd. Class H	363,000	955,405
PetroChina Co., Ltd. Class H	1,012,000	1,433,618
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	88,000	87,536
Sinopharm Group Co., Ltd. Class H	48,400	151,429
Tsingtao Brewery Co., Ltd. Class H(a)	22,000	129,857
Want Want China Holdings Ltd.	724,000	997,609
Wumart Stores, Inc. Class H	66,000	142,033
Yanzhou Coal Mining Co., Ltd. Class H	352,000	582,212
Zhaojin Mining Industry Co., Ltd. Class H	137,500	214,654
Zhongsheng Group Holdings Ltd.	60,500	91,482
Zijin Mining Group Co., Ltd. Class H	1,646,000	647,710
ZTE Corp. Class H(a)	83,600	140,864

Total China		16,940,445

Hong Kong - 43.5%
Beijing Enterprises Holdings Ltd.	44,000	286,678
China Agri-Industries Holdings Ltd.	385,000	215,576
China Mengniu Dairy Co., Ltd.	102,000	289,517
China Merchants Holdings International Co., Ltd.(a)	220,000	705,342
China Mobile Ltd.	209,000	2,433,572
China Resources Cement Holdings Ltd.	330,000	216,286
China Resources Enterprise Ltd.	154,000	555,333
China Resources Gas Group Ltd.	40,000	82,572
China Resources Power Holdings Co., Ltd.	198,000	505,292
China State Construction International Holdings Ltd.	176,000	211,177
China Unicom Hong Kong Ltd.	286,000	458,288
Citic Pacific Ltd.	352,000	524,990
CNOOC Ltd.	638,000	1,381,221
Cosco Pacific Ltd.	440,000	626,718
Digital China Holdings Ltd.	121,000	206,380
Geely Automobile Holdings Ltd.	275,000	130,211
Golden Eagle Retail Group Ltd.	55,000	135,392
Guangdong Investment Ltd.	440,000	345,717
Intime Department Store Group Co., Ltd.(a)	181,500	214,029
Kingboard Chemical Holdings Ltd.	93,500	331,738
Kunlun Energy Co., Ltd.	220,000	459,253
Lenovo Group Ltd.(a)	638,000	577,841
Nine Dragons Paper Holdings Ltd.	330,000	298,032
Parkson Retail Group Ltd.	231,000	186,270
Shanghai Industrial Holdings Ltd.	99,000	348,059
Tencent Holdings Ltd.	19,800	636,085
Tingyi Cayman Islands Holding Corp.	176,000	489,340
Yingde Gases	203,500	206,891

Total Hong Kong		13,057,800

TOTAL COMMON STOCKS (Cost: $28,418,906)		29,998,245

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.2%

MONEY MARKET FUND - 7.2%

United States - 7.2%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $2,156,688)(c)	2,156,688	2,156,688

TOTAL INVESTMENTS IN SECURITIES - 107.1% (Cost: $30,575,594)(d)		32,154,933
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.1)%		(2,121,541)

NET ASSETS - 100.0%		$30,033,392

(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $2,006,954 and the total market value of the collateral held by the Fund was $2,156,688.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    107

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 101.2%

COMMON STOCKS - 99.9%

Aerospace & Defense - 2.7%
AAR Corp.	222	$4,147
Alliant Techsystems, Inc.	221	13,693
B/E Aerospace, Inc.*	216	10,670
Boeing Co. (The)	3,013	227,060
Cubic Corp.	116	5,564
Curtiss-Wright Corp.	145	4,760
Esterline Technologies Corp.*	112	7,124
Exelis, Inc.	1,128	12,713
General Dynamics Corp.	1,601	110,901
GeoEye, Inc.*	96	2,950
HEICO Corp.	62	2,775
Hexcel Corp.*	279	7,522
Honeywell International, Inc.	2,064	131,002
Huntington Ingalls Industries, Inc.	249	10,792
L-3 Communications Holdings, Inc.	582	44,593
Lockheed Martin Corp.	1,640	151,356
Moog, Inc. Class A*	151	6,196
National Presto Industries, Inc.	39	2,695
Northrop Grumman Corp.	1,338	90,422
Orbital Sciences Corp.*	187	2,575
Precision Castparts Corp.	341	64,592
Raytheon Co.	1,593	91,693
Rockwell Collins, Inc.(a)	478	27,805
Teledyne Technologies, Inc.*	112	7,288
Textron, Inc.	675	16,733
TransDigm Group, Inc.	90	12,272
Triumph Group, Inc.	192	12,538
United Technologies Corp.	2,891	237,091

Total Aerospace & Defense		1,319,522

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	138	6,115
C.H. Robinson Worldwide, Inc.	332	20,989
Expeditors International of Washington, Inc.	386	15,266
FedEx Corp.	1,023	93,830
Forward Air Corp.	91	3,186
HUB Group, Inc. Class A*	115	3,864
Park-Ohio Holdings Corp.*	135	2,877
United Parcel Service, Inc. Class B	2,298	169,431

Total Air Freight & Logistics		315,558

Airlines - 0.3%
Alaska Air Group, Inc.*	334	14,392
Allegiant Travel Co.	72	5,285
Delta Air Lines, Inc.*	4,311	51,172
Hawaiian Holdings, Inc.*	538	3,535
JetBlue Airways Corp.*	883	5,042
SkyWest, Inc.	282	3,514
Southwest Airlines Co.	2,113	21,637
Spirit Airlines, Inc.*	341	6,042
US Airways Group, Inc.*	2,046	27,621

Total Airlines		138,240

Auto Components - 0.6%
Allison Transmission Holdings, Inc.	1,163	23,749
American Axle & Manufacturing Holdings, Inc.*	596	6,675
BorgWarner, Inc.*	403	28,863
Cooper Tire & Rubber Co.	656	16,636
Dana Holding Corp.	789	12,316
Dorman Products, Inc.	116	4,099
Gentex Corp.	410	7,716
Goodyear Tire & Rubber Co. (The)*	814	11,241
Johnson Controls, Inc.	1,948	59,804
Lear Corp.	545	25,528
Standard Motor Products, Inc.	152	3,377
Superior Industries International, Inc.	139	2,836
Tenneco, Inc.*	351	12,324
TRW Automotive Holdings Corp.*	990	53,074

Total Auto Components		268,238

Automobiles - 1.1%
Ford Motor Co.	22,472	291,012
General Motors Co.*	7,800	224,874
Harley-Davidson, Inc.	583	28,474
Thor Industries, Inc.	174	6,513

Total Automobiles		550,873

Beverages - 1.9%
Beam, Inc.	287	17,533
Boston Beer Co., Inc. (The) Class A*(a)	20	2,689
Brown-Forman Corp. Class B	465	29,411
Coca-Cola Bottling Co. Consolidated	55	3,658
Coca-Cola Co. (The)	11,497	416,766
Coca-Cola Enterprises, Inc.	1,126	35,728
Constellation Brands, Inc. Class A*	778	27,533
Dr. Pepper Snapple Group, Inc.	626	27,657
Molson Coors Brewing Co. Class B	690	29,525
Monster Beverage Corp.*	282	14,912
National Beverage Corp.	178	2,597
PepsiCo, Inc.	4,202	287,543

Total Beverages		895,552

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc.*	125	11,726
Amgen, Inc.	2,625	226,590
Biogen Idec, Inc.*	474	69,522
Celgene Corp.*	976	76,831
Cubist Pharmaceuticals, Inc.*	150	6,309
Emergent Biosolutions, Inc.*	119	1,909
Exelixis, Inc.*(a)	674	3,080
Gilead Sciences, Inc.*	1,880	138,086
Myriad Genetics, Inc.*	262	7,139
PDL BioPharma, Inc.(a)	1,580	11,139
Pharmacyclics, Inc.*	70	4,053
Regeneron Pharmaceuticals, Inc.*	55	9,409
Spectrum Pharmaceuticals, Inc.(a)	409	4,577
United Therapeutics Corp.*	217	11,592
Vertex Pharmaceuticals, Inc.*	125	5,242

Total Biotechnology		587,204

Building Products - 0.1%
A.O. Smith Corp.	131	8,262
Armstrong World Industries, Inc.	129	6,544
Lennox International, Inc.	115	6,040
Owens Corning*	165	6,104
Simpson Manufacturing Co., Inc.	114	3,738

Total Building Products		30,688

Capital Markets - 2.4%
Affiliated Managers Group, Inc.*	74	9,631
American Capital Ltd.*	6,236	74,832
Ameriprise Financial, Inc.	741	46,409
Ares Capital Corp.	1,163	20,353
Artio Global Investors, Inc.	577	1,096

See Notes to Schedule of Investments.

108    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Bank of New York Mellon Corp. (The)	4,816	$123,771
BlackRock Kelso Capital Corp.	441	4,436
BlackRock, Inc.	568	117,411
Charles Schwab Corp. (The)	3,006	43,166
Cohen & Steers, Inc.(a)	82	2,499
E*TRADE Financial Corp.*	603	5,397
Eaton Vance Corp.	359	11,434
Federated Investors, Inc. Class B(a)	397	8,031
Fifth Street Finance Corp.	267	2,782
Financial Engines, Inc.*(a)	98	2,720
Franklin Resources, Inc.	755	94,904
GAMCO Investors, Inc. Class A	109	5,785
Goldman Sachs Group, Inc. (The)	2,057	262,391
Greenhill & Co., Inc.	60	3,119
Janus Capital Group, Inc.(a)	784	6,680
Jefferies Group, Inc.	780	14,485
Legg Mason, Inc.	336	8,642
LPL Financial Holdings, Inc.	233	6,561
Main Street Capital Corp.	115	3,509
Morgan Stanley	1,395	26,672
New Mountain Finance Corp.	256	3,814
Northern Trust Corp.	653	32,754
Prospect Capital Corp.	712	7,739
Raymond James Financial, Inc.	383	14,757
SEI Investments Co.	443	10,340
Solar Capital Ltd.	309	7,388
State Street Corp.	2,066	97,123
Stifel Financial Corp.*	153	4,891
T. Rowe Price Group, Inc.	584	38,036
TD Ameritrade Holding Corp.	1,612	27,098
TICC Capital Corp.	320	3,238
Triangle Capital Corp.(a)	126	3,212
Virtus Investment Partners, Inc.*	54	6,531
Waddell & Reed Financial, Inc. Class A	288	10,028

Total Capital Markets		1,173,665

Chemicals - 2.4%
A. Schulman, Inc.	98	2,835
Air Products & Chemicals, Inc.	544	45,707
Airgas, Inc.	175	15,976
Albemarle Corp.	281	17,456
Ashland, Inc.	59	4,744
Balchem Corp.	71	2,584
Cabot Corp.	185	7,361
Calgon Carbon Corp.*	151	2,141
Celanese Corp. Series A	652	29,034
CF Industries Holdings, Inc.	424	86,140
Chemtura Corp.*	204	4,337
Cytec Industries, Inc.	95	6,539
Dow Chemical Co. (The)	2,742	88,621
E.I. du Pont de Nemours & Co.	3,008	135,270
Eastman Chemical Co.	484	32,936
Ecolab, Inc.	379	27,250
FMC Corp.	314	18,375
Georgia Gulf Corp.	109	4,500
H.B. Fuller Co.	141	4,910
Huntsman Corp.	1,355	21,544
Innophos Holdings, Inc.	51	2,371
Innospec, Inc.	140	4,829
International Flavors & Fragrances, Inc.	197	13,108
Intrepid Potash, Inc.	154	3,279
Koppers Holdings, Inc.	154	5,875
Kronos Worldwide, Inc.(a)	917	17,881
LSB Industries, Inc.*	102	3,613
Minerals Technologies, Inc.	106	4,232
Monsanto Co.	1,109	104,967
Mosaic Co. (The)	1,664	94,232
NewMarket Corp.	43	11,275
Olin Corp.	352	7,600
OM Group, Inc.*	118	2,620
Omnova Solutions, Inc.*	399	2,797
PolyOne Corp.	320	6,534
PPG Industries, Inc.	417	56,441
Praxair, Inc.	736	80,555
Rockwood Holdings, Inc.	420	20,773
RPM International, Inc.	406	11,920
Scotts Miracle-Gro Co. (The) Class A	148	6,519
Sensient Technologies Corp.	156	5,547
Sherwin-Williams Co. (The)	200	30,764
Sigma-Aldrich Corp.	300	22,074
Stepan Co.	114	6,332
Valhi, Inc.	746	9,325
Valspar Corp.	239	14,914
W.R. Grace & Co.*	235	15,799
Westlake Chemical Corp.(a)	212	16,812

Total Chemicals		1,141,248

Commercial Banks - 4.1%
1st Source Corp.	118	2,607
Associated Banc-Corp.	570	7,478
BancFirst Corp.	59	2,499
BancorpSouth, Inc.	265	3,853
Bank of Hawaii Corp.	175	7,709
Bank of the Ozarks, Inc.	178	5,958
Banner Corp.	89	2,735
BB&T Corp.	2,760	80,344
BBCN Bancorp, Inc.	273	3,159
BOK Financial Corp.	290	15,793
Camden National Corp.	89	3,023
CapitalSource, Inc.	2,655	20,125
Cathay General Bancorp	228	4,446
Central Pacific Financial Corp.*	177	2,759
Chemical Financial Corp.	111	2,637
Citizens Republic Bancorp, Inc.*	780	14,797
City National Corp.	181	8,963
Columbia Banking System, Inc.	148	2,655
Comerica, Inc.	773	23,453
Commerce Bancshares, Inc.	326	11,430
Community Bank System, Inc.	131	3,584
Community Trust Bancorp, Inc.	89	2,917
Cullen/Frost Bankers, Inc.	168	9,117
CVB Financial Corp.	341	3,546
East West Bancorp, Inc.	578	12,421
Fifth Third Bancorp	4,598	69,844
First BanCorp.*	2,860	13,099
First Citizens BancShares, Inc. Class A	34	5,559
First Financial Bancorp	196	2,866
First Financial Bankshares, Inc.(a)	101	3,940
First Interstate BancSystem, Inc.	184	2,839
First Niagara Financial Group, Inc.	952	7,549
First Republic Bank	513	16,816
FirstMerit Corp.	453	6,428
FNB Corp.	297	3,154
Fulton Financial Corp.	585	5,622
Glacier Bancorp, Inc.	203	2,986
Great Southern Bancorp, Inc.	104	2,647

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    109

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Hancock Holding Co.	170	$5,396
Hanmi Financial Corp.*	315	4,281
Home BancShares, Inc.	95	3,137
Huntington Bancshares, Inc.	4,234	27,055
Iberiabank Corp.	95	4,666
Independent Bank Corp.	79	2,287
International Bancshares Corp.	362	6,534
Investors Bancorp, Inc.	240	4,267
KeyCorp	5,985	50,394
M&T Bank Corp.	397	39,093
MB Financial, Inc.	226	4,463
National Penn Bancshares, Inc.	356	3,318
NBT Bancorp, Inc.	126	2,554
Old National Bancorp	246	2,920
Oriental Financial Group, Inc.	186	2,483
PacWest Bancorp	109	2,701
Park National Corp.(a)	57	3,684
PNC Financial Services Group, Inc.	2,212	128,982
Popular, Inc.*	333	6,923
PrivateBancorp, Inc.	183	2,804
Prosperity Bancshares, Inc.	138	5,796
Regions Financial Corp.	5,509	39,224
Republic Bancorp, Inc. Class A	228	4,818
S&T Bancorp, Inc.	97	1,753
Signature Bank*	89	6,349
Simmons First National Corp. Class A	98	2,485
Sterling Financial Corp.	810	16,913
SunTrust Banks, Inc.	2,686	76,148
Susquehanna Bancshares, Inc.	262	2,746
SVB Financial Group*	170	9,515
Synovus Financial Corp.	1,346	3,298
Taylor Capital Group, Inc.*	261	4,711
Texas Capital Bancshares, Inc.*	95	4,258
Tompkins Financial Corp.	79	3,132
Trustmark Corp.	204	4,582
U.S. Bancorp	7,762	247,918
UMB Financial Corp.	96	4,209
Umpqua Holdings Corp.	248	2,924
United Bankshares, Inc.	132	3,210
Valley National Bancorp	525	4,882
Webster Financial Corp.	248	5,096
Wells Fargo & Co.	23,741	811,467
WesBanco, Inc.	118	2,622
Westamerica Bancorp.(a)	75	3,194
Western Alliance Bancorp*	233	2,453
Wilshire Bancorp, Inc.*	719	4,221
Wintrust Financial Corp.	115	4,221
Zions Bancorp.	365	7,811

Total Commercial Banks		1,999,255

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	172	3,431
ACCO Brands Corp.*	916	6,723
Avery Dennison Corp.	250	8,730
Brink’s Co. (The)	207	5,906
Cintas Corp.	376	15,378
Clean Harbors, Inc.*	88	4,841
Consolidated Graphics, Inc.*	59	2,060
Copart, Inc.*	338	9,971
Corrections Corp. of America	237	8,406
Covanta Holding Corp.	290	5,342
Deluxe Corp.	360	11,606
Encore Capital Group, Inc.*	127	3,889
Ennis, Inc.	232	3,589
Geo Group, Inc. (The)	131	3,694
Herman Miller, Inc.	176	3,770
HNI Corp.	117	3,517
Iron Mountain, Inc.	295	9,160
KAR Auction Services, Inc.	169	3,421
Knoll, Inc.	232	3,564
McGrath Rentcorp	62	1,799
Mine Safety Appliances Co.	126	5,382
Pitney Bowes, Inc.(a)	1,664	17,705
Portfolio Recovery Associates, Inc.*	52	5,557
Quad Graphics, Inc.	139	2,834
Republic Services, Inc.	988	28,978
Rollins, Inc.	214	4,717
Steelcase, Inc. Class A	277	3,529
Stericycle, Inc.*	128	11,939
SYKES Enterprises, Inc.*	202	3,074
Tetra Tech, Inc.*	152	4,020
UniFirst Corp.	101	7,405
United Stationers, Inc.	187	5,795
Waste Connections, Inc.	249	8,414
Waste Management, Inc.	1,324	44,672

Total Commercial Services & Supplies		272,818

Communications Equipment - 1.6%
ADTRAN, Inc.(a)	271	5,295
Arris Group, Inc.*	161	2,405
Black Box Corp.	93	2,264
Brocade Communications Systems, Inc.*	816	4,349
Cisco Systems, Inc.	18,911	371,601
Comtech Telecommunications Corp.	89	2,259
EchoStar Corp. Class A*	327	11,190
F5 Networks, Inc.*	134	13,018
Finisar Corp.*(a)	211	3,439
Harris Corp.	563	27,565
InterDigital, Inc.	310	12,741
Ixia*	156	2,649
Juniper Networks, Inc.*	582	11,448
Loral Space & Communications, Inc.	72	3,936
Motorola Solutions, Inc.	628	34,967
NETGEAR, Inc.*	96	3,784
Plantronics, Inc.	139	5,125
Polycom, Inc.*	278	2,908
QUALCOMM, Inc.	3,898	241,754
Riverbed Technology, Inc.*	150	2,958
Ubiquiti Networks, Inc.	381	4,625

Total Communications Equipment		770,280

Computers & Peripherals - 5.6%
Apple, Inc.	3,918	2,088,412
Cray, Inc.*	380	6,061
Dell, Inc.	13,573	137,494
Diebold, Inc.	184	5,632
EMC Corp.*	4,961	125,513
Hewlett-Packard Co.	13,120	186,960
Lexmark International, Inc. Class A	488	11,317
NCR Corp.*	647	16,486
NetApp, Inc.*	706	23,686
QLogic Corp.*	432	4,203
SanDisk Corp.*	623	27,138
Synaptics, Inc.*	130	3,896
Western Digital Corp.	2,128	90,419

Total Computers & Peripherals		2,727,217

See Notes to Schedule of Investments.

110    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Construction & Engineering - 0.3%
AECOM Technology Corp.*	490	$11,662
Aegion Corp.*	124	2,752
EMCOR Group, Inc.	195	6,749
Fluor Corp.	476	27,960
Jacobs Engineering Group, Inc.*	337	14,346
KBR, Inc.	639	19,119
MasTec, Inc.*	326	8,127
Primoris Services Corp.	174	2,617
Quanta Services, Inc.*	469	12,799
Shaw Group, Inc. (The)*	147	6,852
URS Corp.	375	14,722

Total Construction & Engineering		127,705

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	44	4,148

Consumer Finance - 1.3%
American Express Co.	4,216	242,336
Capital One Financial Corp.	2,537	146,968
Cash America International, Inc.	145	5,752
Credit Acceptance Corp.*	113	11,490
DFC Global Corp.*	197	3,647
Discover Financial Services	3,006	115,881
Ezcorp, Inc. Class A*	365	7,249
First Cash Financial Services, Inc.*	81	4,019
Green Dot Corp. Class A*	64	781
Nelnet, Inc. Class A	428	12,750
SLM Corp.	3,065	52,503
World Acceptance Corp.*	78	5,816

Total Consumer Finance		609,192

Containers & Packaging - 0.3%
Aptargroup, Inc.	169	8,065
Ball Corp.	491	21,972
Bemis Co., Inc.	245	8,198
Boise, Inc.	518	4,118
Crown Holdings, Inc.*	707	26,025
Graphic Packaging Holding Co.*	2,557	16,518
Greif, Inc. Class A	207	9,211
Owens-Illinois, Inc.*	415	8,827
Packaging Corp. of America	233	8,964
Rock-Tenn Co. Class A	145	10,137
Silgan Holdings, Inc.	205	8,526
Sonoco Products Co.	299	8,889

Total Containers & Packaging		139,450

Distributors - 0.1%
Core-Mark Holding Co., Inc.	59	2,794
Genuine Parts Co.	439	27,912
LKQ Corp.*	636	13,419
Pool Corp.	122	5,163

Total Distributors		49,288

Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A*	933	19,518
Bridgepoint Education, Inc.*	677	6,973
Capella Education Co.*	75	2,117
Career Education Corp.*	1,192	4,196
Coinstar, Inc.*(a)	150	7,802
DeVry, Inc.	375	8,899
Education Management Corp.*(a)	472	2,067
Grand Canyon Education, Inc.*	203	4,764
H&R Block, Inc.	1,006	18,682
Hillenbrand, Inc.	260	5,879
Matthews International Corp. Class A	92	2,953
Regis Corp.	266	4,501
Service Corp. International	564	7,789
Sotheby’s	178	5,984
Stewart Enterprises, Inc. Class A	443	3,385
Strayer Education, Inc.	54	3,033
Weight Watchers International, Inc.	215	11,257

Total Diversified Consumer Services		119,799

Diversified Financial Services - 3.8%
Bank of America Corp.	26,897	312,005
CBOE Holdings, Inc.	319	9,398
Citigroup, Inc.	10,817	427,920
CME Group, Inc.	1,339	67,901
Interactive Brokers Group, Inc. Class A	155	2,120
IntercontinentalExchange, Inc.*	206	25,505
JPMorgan Chase & Co.	19,855	873,024
Leucadia National Corp.	948	22,553
MarketAxess Holdings, Inc.	82	2,895
Moody’s Corp.	647	32,557
MSCI, Inc. Class A*	191	5,919
NASDAQ OMX Group, Inc. (The)	818	20,458
NYSE Euronext	1,059	33,401

Total Diversified Financial Services		1,835,656

Diversified Telecommunication Services - 1.6%
8x8, Inc.*	458	3,385
AT&T, Inc.	11,978	403,778
CenturyLink, Inc.	716	28,010
Cincinnati Bell, Inc.*	370	2,027
Frontier Communications Corp.(a)	1,286	5,504
Iridium Communications, Inc.*	469	3,161
tw telecom, Inc.*	253	6,444
Verizon Communications, Inc.	7,300	315,871
Windstream Corp.	820	6,790

Total Diversified Telecommunication Services		774,970

Electric Utilities - 1.5%
ALLETE, Inc.	130	5,327
American Electric Power Co., Inc.	786	33,546
Cleco Corp.	253	10,123
Duke Energy Corp.	1,238	78,984
El Paso Electric Co.	153	4,882
Empire District Electric Co. (The)	126	2,568
Entergy Corp.	604	38,505
Exelon Corp.	2,403	71,465
FirstEnergy Corp.	1,360	56,794
Great Plains Energy, Inc.	436	8,855
Hawaiian Electric Industries, Inc.	242	6,084
IDACORP, Inc.	151	6,546
ITC Holdings Corp.	109	8,383
MGE Energy, Inc.	95	4,840
NextEra Energy, Inc.	1,339	92,645
Northeast Utilities	661	25,832
NV Energy, Inc.	747	13,551
Pepco Holdings, Inc.(a)	605	11,864
Pinnacle West Capital Corp.	325	16,569
PNM Resources, Inc.	257	5,271
Portland General Electric Co.	208	5,691
PPL Corp.	2,897	82,941
Southern Co. (The)	2,316	99,148
UIL Holdings Corp.	97	3,474
UniSource Energy Corp.	166	7,042

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    111

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Westar Energy, Inc.	347	$9,931

Total Electric Utilities		710,861

Electrical Equipment - 0.6%
Acuity Brands, Inc.	52	3,522
AMETEK, Inc.	590	22,166
AZZ, Inc.	74	2,844
Babcock & Wilcox Co. (The)	379	9,930
Belden, Inc.	127	5,714
Brady Corp. Class A	233	7,782
Emerson Electric Co.	2,202	116,618
EnerSys*	272	10,235
Franklin Electric Co., Inc.	60	3,730
Generac Holdings, Inc.	432	14,822
General Cable Corp.*	196	5,960
Global Power Equipment Group, Inc.	114	1,955
GrafTech International Ltd.*(a)	849	7,972
Hubbell, Inc. Class B	184	15,572
II-VI, Inc.*	328	5,993
Polypore International, Inc.*(a)	78	3,627
Powell Industries, Inc.*	62	2,575
Regal-Beloit Corp.	156	10,993
Rockwell Automation, Inc.	402	33,764
Roper Industries, Inc.	216	24,080

Total Electrical Equipment		309,854

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	420	27,174
Anixter International, Inc.	129	8,253
Arrow Electronics, Inc.*	705	26,846
Avnet, Inc.*	801	24,519
Benchmark Electronics, Inc.*	305	5,069
Cognex Corp.	83	3,056
Coherent, Inc.	72	3,645
Corning, Inc.	8,029	101,326
Dolby Laboratories, Inc. Class A(a)	470	13,785
FEI Co.	100	5,546
FLIR Systems, Inc.	437	9,749
Ingram Micro, Inc. Class A*	861	14,568
Insight Enterprises, Inc.*	390	6,774
IPG Photonics Corp.	115	7,665
Itron, Inc.*	91	4,054
Jabil Circuit, Inc.	1,028	19,830
Littelfuse, Inc.	101	6,233
Molex, Inc.	528	14,430
MTS Systems Corp.	111	5,653
Multi-Fineline Electronix, Inc.*	137	2,769
National Instruments Corp.	207	5,343
Newport Corp.*	194	2,609
OSI Systems, Inc.*	43	2,754
Plexus Corp.*	232	5,986
Power-One, Inc.*(a)	1,524	6,264
Rofin-Sinar Technologies, Inc.*	152	3,295
Rogers Corp.*	75	3,725
Sanmina Corp.*	835	9,243
Scansource, Inc.*	168	5,337
SYNNEX Corp.*	189	6,498
Tech Data Corp.*	209	9,516
Trimble Navigation Ltd.*	149	8,907
Vishay Intertechnology, Inc.*	874	9,291

Total Electronic Equipment, Instruments & Components		389,712

Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc.*	282	12,913
Baker Hughes, Inc.	1,675	68,407
Basic Energy Services, Inc.*(a)	291	3,320
Bristow Group, Inc.	138	7,405
C&J Energy Services, Inc.*	435	9,326
Cameron International Corp.*	604	34,102
CARBO Ceramics, Inc.(a)	51	3,995
Diamond Offshore Drilling, Inc.(a)	555	37,718
Dresser-Rand Group, Inc.*	143	8,028
Dril-Quip, Inc.*	69	5,041
FMC Technologies, Inc.*	464	19,873
Forum Energy Technologies, Inc.*	219	5,420
Gulfmark Offshore, Inc. Class A	79	2,722
Halliburton Co.	4,301	149,202
Helix Energy Solutions Group, Inc.*	342	7,059
Helmerich & Payne, Inc.	443	24,812
Key Energy Services, Inc.*	835	5,803
Lufkin Industries, Inc.	33	1,918
National Oilwell Varco, Inc.	1,652	112,914
Newpark Resources*(a)	366	2,873
Oceaneering International, Inc.	230	12,372
Oil States International, Inc.*	279	19,960
Patterson-UTI Energy, Inc.	771	14,364
RPC, Inc.(a)	1,142	13,978
SEACOR Holdings, Inc.	33	2,765
Superior Energy Services, Inc.*	690	14,297
Tidewater, Inc.	97	4,334
Unit Corp.*	148	6,667

Total Energy Equipment & Services		611,588

Food & Staples Retailing - 2.8%
Andersons, Inc. (The)	91	3,904
Casey’s General Stores, Inc.	102	5,416
Costco Wholesale Corp.	845	83,461
CVS Caremark Corp.	3,957	191,321
Fresh Market, Inc. (The)*	50	2,404
Harris Teeter Supermarkets, Inc.	146	5,630
Ingles Markets, Inc. Class A	166	2,865
Kroger Co. (The)	1,318	34,294
Pantry, Inc. (The)*	58	703
PriceSmart, Inc.	70	5,393
Roundy’s, Inc.	527	2,345
Safeway, Inc.(a)	1,195	21,618
Spartan Stores, Inc.	71	1,091
Sysco Corp.	1,766	55,912
United Natural Foods, Inc.*	131	7,020
Walgreen Co.	2,858	105,775
Wal-Mart Stores, Inc.	11,716	799,383
Weis Markets, Inc.	74	2,899
Whole Foods Market, Inc.	250	22,832

Total Food & Staples Retailing		1,354,266

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,183	59,792
B&G Foods, Inc.	100	2,831
Cal-Maine Foods, Inc.	110	4,424
Campbell Soup Co.*(a)	1,084	37,821
ConAgra Foods, Inc.	1,194	35,223
Darling International, Inc.*	444	7,122
Dean Foods Co.*	415	6,852
Diamond Foods, Inc.(a)	72	984
Flowers Foods, Inc.	308	7,167

See Notes to Schedule of Investments.

112    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
General Mills, Inc.	1,879	$75,930
Green Mountain Coffee Roasters, Inc.*(a)	354	14,641
H.J. Heinz Co.	779	44,933
Hain Celestial Group, Inc. (The)*	64	3,470
Hershey Co. (The)	438	31,632
Hillshire Brands Co.	119	3,349
Hormel Foods Corp.	736	22,971
Ingredion, Inc.	254	16,365
J&J Snack Foods Corp.	41	2,622
J.M. Smucker Co. (The)	291	25,096
Kellogg Co.	936	52,276
Lancaster Colony Corp.	99	6,850
McCormick & Co., Inc.	308	19,567
Mead Johnson Nutrition Co.	402	26,488
Mondelez International, Inc. Class A	5,893	150,095
Pilgrim’s Pride Corp.*	390	2,827
Ralcorp Holdings, Inc.*	64	5,738
Seneca Foods Corp. Class A*	83	2,523
Smithfield Foods, Inc.*	717	15,466
Snyder’s-Lance, Inc.	132	3,182
Tootsie Roll Industries, Inc.	103	2,670
TreeHouse Foods, Inc.*	81	4,222
Tyson Foods, Inc. Class A	1,340	25,996

Total Food Products		721,125

Gas Utilities - 0.2%
AGL Resources, Inc.	282	11,272
Atmos Energy Corp.	317	11,133
Laclede Group, Inc. (The)	74	2,857
National Fuel Gas Co.	187	9,479
New Jersey Resources Corp.	100	3,962
Northwest Natural Gas Co.	82	3,624
ONEOK, Inc.	450	19,238
Piedmont Natural Gas Co., Inc.	185	5,792
Questar Corp.	527	10,414
South Jersey Industries, Inc.	110	5,536
Southwest Gas Corp.	145	6,149
UGI Corp.	297	9,715
WGL Holdings, Inc.	157	6,153

Total Gas Utilities		105,324

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc.*	164	4,551
Baxter International, Inc.	1,726	115,055
Becton Dickinson and Co.	716	55,984
Boston Scientific Corp.*	3,515	20,141
C.R. Bard, Inc.	273	26,683
CareFusion Corp.*	628	17,948
CONMED Corp.	114	3,186
Cooper Cos., Inc. (The)	121	11,190
Cyberonics, Inc.*	83	4,360
DENTSPLY International, Inc.	304	12,041
Edwards Lifesciences Corp.*	120	10,820
Greatbatch, Inc.*	95	2,208
Haemonetics Corp.*	110	4,492
Hill-Rom Holdings, Inc.	172	4,902
Hologic, Inc.*	216	4,327
IDEXX Laboratories, Inc.*	99	9,187
Intuitive Surgical, Inc.*	60	29,422
Masimo Corp.	147	3,089
Medtronic, Inc.	3,962	162,521
ResMed, Inc.(a)	287	11,931
Sirona Dental Systems, Inc.*	102	6,575
St. Jude Medical, Inc.	1,125	40,658
STERIS Corp.	189	6,564
Stryker Corp.	1,263	69,238
Teleflex, Inc.	101	7,202
Thoratec Corp.*	81	3,039
Varian Medical Systems, Inc.*	278	19,527
West Pharmaceutical Services, Inc.	92	5,037
Zimmer Holdings, Inc.	623	41,529

Total Health Care Equipment & Supplies		713,407

Health Care Providers & Services - 2.6%
Aetna, Inc.	1,913	88,572
Air Methods Corp.	105	3,873
Amedisys, Inc.*	264	2,975
AmerisourceBergen Corp.	814	35,149
Amsurg Corp.*	127	3,811
Cardinal Health, Inc.	1,209	49,787
Centene Corp.*	56	2,296
Chemed Corp.	93	6,379
Cigna Corp.	1,360	72,706
Community Health Systems, Inc.	395	12,142
Coventry Health Care, Inc.	534	23,939
DaVita, Inc.*	252	27,854
Ensign Group, Inc. (The)	127	3,453
Express Scripts Holding Co.*	1,236	66,744
Five Star Quality Care, Inc.*	1,301	6,518
Hanger Orthopedic Group, Inc.*	118	3,229
HCA Holdings, Inc.	3,110	93,829
Health Management Associates, Inc. Class A*	916	8,537
Health Net, Inc.*	162	3,937
HealthSouth Corp.*	321	6,776
Henry Schein, Inc.*	263	21,161
Humana, Inc.	884	60,669
Kindred Healthcare, Inc.*	221	2,391
Laboratory Corp. of America Holdings*	328	28,411
Landauer, Inc.	21	1,285
LifePoint Hospitals, Inc.*	187	7,059
Magellan Health Services, Inc.*	119	5,831
McKesson Corp.	790	76,598
Mednax, Inc.*	168	13,359
Molina Healthcare, Inc.*	87	2,354
MWI Veterinary Supply, Inc.*	35	3,850
National Healthcare Corp.	38	1,787
Omnicare, Inc.	233	8,411
Owens & Minor, Inc.(a)	174	4,961
Patterson Cos., Inc.	394	13,487
PSS World Medical, Inc.*	154	4,448
Quest Diagnostics, Inc.	539	31,408
Select Medical Holdings Corp.	653	6,158
Team Health Holdings, Inc.*	134	3,855
Tenet Healthcare Corp.*	187	6,072
Triple-S Management Corp. Class B*	208	3,842
UnitedHealth Group, Inc.	4,904	265,993
Universal American Corp.	553	4,750
Universal Health Services, Inc. Class B	380	18,373
Vanguard Health Systems, Inc.*	361	4,422
VCA Antech, Inc.*	261	5,494
WellCare Health Plans, Inc.*	235	11,442
WellPoint, Inc.	2,013	122,632

Total Health Care Providers & Services		1,263,009

Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc.*	131	1,234

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    113

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Cerner Corp.*	233	$18,090
Quality Systems, Inc.	77	1,337

Total Health Care Technology		20,661

Home Builders - 0.0%
PulteGroup, Inc.*	372	6,756

Hotels, Restaurants & Leisure - 1.6%
Ameristar Casinos, Inc.	108	2,834
Bally Technologies, Inc.*	131	5,857
Bob Evans Farms, Inc.	138	5,548
Bravo Brio Restaurant Group, Inc.*	168	2,256
Brinker International, Inc.	300	9,297
Buffalo Wild Wings, Inc.*	36	2,622
Burger King Worldwide, Inc.	246	4,044
CEC Entertainment, Inc.	118	3,916
Cheesecake Factory, Inc. (The)	98	3,207
Chipotle Mexican Grill, Inc.*	44	13,088
Choice Hotels International, Inc.	153	5,144
Churchill Downs, Inc.	45	2,990
Cracker Barrel Old Country Store, Inc.	131	8,418
Darden Restaurants, Inc.	498	22,445
Denny’s Corp.*	1,042	5,085
DineEquity, Inc.*	56	3,752
Domino’s Pizza, Inc.	140	6,097
Dunkin’ Brands Group, Inc.(a)	134	4,446
Einstein Noah Restaurant Group, Inc.	119	1,453
Hyatt Hotels Corp. Class A*	164	6,325
International Game Technology	742	10,514
International Speedway Corp. Class A	168	4,640
Interval Leisure Group, Inc.	172	3,335
Jack In The Box, Inc.*	119	3,403
Krispy Kreme Doughnuts, Inc.*	789	7,401
Las Vegas Sands Corp.	1,447	66,794
Life Time Fitness, Inc.*	110	5,413
Marriott International, Inc. Class A	618	23,033
McDonald’s Corp.	2,879	253,957
Panera Bread Co. Class A*	56	8,894
Papa John’s International, Inc.*	119	6,538
Penn National Gaming, Inc.*	165	8,103
Six Flags Entertainment Corp.	44	2,693
Sonic Corp.*	223	2,321
Speedway Motorsports, Inc.	95	1,695
Starbucks Corp.	1,259	67,508
Starwood Hotels & Resorts Worldwide, Inc.	510	29,254
Texas Roadhouse, Inc.	165	2,772
Vail Resorts, Inc.	32	1,731
WMS Industries, Inc.*	119	2,082
Wyndham Worldwide Corp.	396	21,071
Wynn Resorts Ltd.	244	27,448
Yum! Brands, Inc.	1,097	72,841

Total Hotels, Restaurants & Leisure		752,265

Household Durables - 0.4%
American Greetings Corp. Class A(a)	284	4,797
Blyth, Inc.(a)	78	1,213
D.R. Horton, Inc.	1,961	38,789
Ethan Allen Interiors, Inc.	114	2,931
Harman International Industries, Inc.	345	15,401
Jarden Corp.*	250	12,925
La-Z-Boy, Inc.	262	3,707
Leggett & Platt, Inc.	347	9,445
Lennar Corp. Class A(a)	596	23,047
Mohawk Industries, Inc.*	134	12,123
Newell Rubbermaid, Inc.	921	20,511
NVR, Inc.*	9	8,280
Tempur-Pedic International, Inc.*	184	5,794
Toll Brothers, Inc.*	189	6,110
Tupperware Brands Corp.	206	13,205
Whirlpool Corp.	310	31,542

Total Household Durables		209,820

Household Products - 1.6%
Central Garden and Pet Co. Class A*	311	3,250
Church & Dwight Co., Inc.	340	18,214
Clorox Co. (The)	362	26,506
Colgate-Palmolive Co.	1,153	120,534
Energizer Holdings, Inc.	169	13,517
Kimberly-Clark Corp.	1,136	95,912
Procter & Gamble Co. (The)	6,984	474,144
WD-40 Co.	50	2,355

Total Household Products		754,432

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	2,988	31,972
Calpine Corp.*	217	3,934

Total Independent Power Producers & Energy Traders		35,906

Industrial Conglomerates - 2.2%
3M Co.	2,360	219,126
Carlisle Cos., Inc.	208	12,222
Danaher Corp.	1,913	106,937
General Electric Co.	32,973	692,103
Raven Industries, Inc.	74	1,951
Seaboard Corp.	6	15,179
Standex International Corp.	51	2,616

Total Industrial Conglomerates		1,050,134

Insurance - 4.3%
Aflac, Inc.	2,822	149,905
Alleghany Corp.*	54	18,113
Allstate Corp. (The)	2,805	112,677
American Equity Investment Life Holding Co.	289	3,529
American Financial Group, Inc.	444	17,547
American National Insurance Co.	79	5,395
AMERISAFE, Inc.*	134	3,651
AmTrust Financial Services, Inc.	361	10,357
Arthur J. Gallagher & Co.	224	7,762
Assurant, Inc.	772	26,788
Berkshire Hathaway, Inc. Class B*	6,765	606,820
Brown & Brown, Inc.	356	9,064
Chubb Corp. (The)	1,188	89,480
Cincinnati Financial Corp.	398	15,586
CNA Financial Corp.	1,280	35,853
CNO Financial Group, Inc.	1,155	10,776
Employers Holdings, Inc.	176	3,622
FBL Financial Group, Inc. Class A	207	7,081
Fidelity National Financial, Inc. Class A	1,120	26,376
First American Financial Corp.	499	12,021
Genworth Financial, Inc. Class A*	2,010	15,095
Hanover Insurance Group, Inc. (The)	189	7,322
Hartford Financial Services Group, Inc.	2,184	49,009
HCC Insurance Holdings, Inc.	440	16,372
Horace Mann Educators Corp.	226	4,511
Infinity Property & Casualty Corp.	72	4,193
Kemper Corp.	157	4,631
Lincoln National Corp.	2,220	57,498

See Notes to Schedule of Investments.

114    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Loews Corp.	1,043	$42,502
Markel Corp.*(a)	23	9,969
Marsh & McLennan Cos., Inc.	1,436	49,499
Mercury General Corp.	152	6,033
MetLife, Inc.	5,290	174,253
National Western Life Insurance Co. Class A	26	4,101
Navigators Group, Inc. (The)*	45	2,298
Phoenix Cos., Inc. (The)*	81	2,003
Primerica, Inc.	328	9,843
Principal Financial Group, Inc.	1,438	41,012
ProAssurance Corp.	280	11,813
Progressive Corp. (The)	1,811	38,212
Protective Life Corp.	610	17,434
Prudential Financial, Inc.	1,087	57,970
Reinsurance Group of America, Inc.	480	25,690
RLI Corp.	107	6,919
Safety Insurance Group, Inc.	89	4,109
Selective Insurance Group, Inc.	117	2,255
StanCorp Financial Group, Inc.	253	9,278
State Auto Financial Corp.	242	3,615
Stewart Information Services Corp.	94	2,444
Symetra Financial Corp.	675	8,762
Torchmark Corp.	532	27,488
Tower Group, Inc.	137	2,434
Travelers Cos., Inc. (The)	1,765	126,762
United Fire Group, Inc.	136	2,970
Universal Insurance Holdings, Inc.	1,039	4,551
Unum Group	758	15,782
W.R. Berkley Corp.	523	19,738

Total Insurance		2,060,773

Internet & Catalog Retail - 0.2%
Expedia, Inc.	311	19,111
HSN, Inc.	93	5,122
Liberty Interactive Corp. Class A*	676	13,304
Netflix, Inc.*	47	4,361
priceline.com, Inc.*	104	64,605
TripAdvisor, Inc.*	243	10,196

Total Internet & Catalog Retail		116,699

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	280	11,455
AOL, Inc.	1,424	42,165
Bankrate, Inc.*(a)	188	2,341
Blucora, Inc.*	160	2,514
Dealertrack Holdings, Inc.*	114	3,274
Digital River, Inc.*	145	2,086
Earthlink, Inc.	618	3,992
eBay, Inc.*	2,637	134,540
Equinix, Inc.*	18	3,712
Facebook, Inc. Class A*	451	12,010
Google, Inc. Class A*	719	510,037
IAC/InterActiveCorp	164	7,757
j2 Global, Inc.	128	3,914
Keynote Systems, Inc.	113	1,592
Liquidity Services, Inc.*	67	2,738
Rackspace Hosting, Inc.*	54	4,010
Stamps.com, Inc.*	94	2,369
United Online, Inc.	461	2,577
ValueClick, Inc.*	381	7,395
VeriSign, Inc.*	298	11,568
Yahoo!, Inc.*	2,550	50,745

Total Internet Software & Services		822,791

IT Services - 3.3%
Acxiom Corp.*	149	2,602
Alliance Data Systems Corp.*	137	19,832
Automatic Data Processing, Inc.	1,118	63,737
Booz Allen Hamilton Holding Corp.(a)	684	9,521
Broadridge Financial Solutions, Inc.	377	8,626
CACI International, Inc. Class A*	146	8,034
Cardtronics, Inc.*	113	2,683
Cognizant Technology Solutions Corp. Class A*	662	49,021
Convergys Corp.	336	5,514
CoreLogic, Inc.*	118	3,177
CSG Systems International, Inc.*	189	3,436
DST Systems, Inc.	188	11,393
EPAM Systems, Inc.*	140	2,534
Euronet Worldwide, Inc.*	91	2,148
Fidelity National Information Services, Inc.	783	27,256
Fiserv, Inc.*	352	27,819
FleetCor Technologies, Inc.*	150	8,048
Gartner, Inc.*	174	8,007
Global Payments, Inc.	214	9,694
Heartland Payment Systems, Inc.	112	3,304
International Business Machines Corp.	3,980	762,369
Jack Henry & Associates, Inc.	242	9,501
Lender Processing Services, Inc.	404	9,946
ManTech International Corp. Class A	178	4,617
Mastercard, Inc. Class A	273	134,119
MAXIMUS, Inc.	71	4,489
NeuStar, Inc. Class A*	172	7,212
Paychex, Inc.	831	25,877
Sapient Corp.*	412	4,351
Syntel, Inc.	154	8,253
TeleTech Holdings, Inc.*	328	5,838
Teradata Corp.*	285	17,639
Total System Services, Inc.	564	12,081
Unisys Corp.*	333	5,761
VeriFone Systems, Inc.*	358	10,625
Visa, Inc. Class A	1,583	239,951
Western Union Co. (The)	4,168	56,726
WEX, Inc.*	89	6,708

Total IT Services		1,602,449

Leisure Equipment & Products - 0.2%
Brunswick Corp.	150	4,364
Hasbro, Inc.(a)	439	15,760
LeapFrog Enterprises, Inc.*	385	3,323
Mattel, Inc.	1,115	40,831
Polaris Industries, Inc.	168	14,137
Smith & Wesson Holding Corp.*	294	2,481
Sturm Ruger & Co., Inc.(a)	72	3,269

Total Leisure Equipment & Products		84,165

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,192	48,800
Bio-Rad Laboratories, Inc. Class A*	81	8,509
Bruker Corp.*	343	5,238
Charles River Laboratories International, Inc.*	116	4,347
Covance, Inc.*	105	6,066
Illumina, Inc.*(a)	128	7,116
Life Technologies Corp.*	376	18,454
Mettler-Toledo International, Inc.*	60	11,598
PAREXEL International Corp.*	148	4,379
PerkinElmer, Inc.	112	3,555

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    115

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Techne Corp.	92	$6,287
Thermo Fisher Scientific, Inc.	875	55,807
Waters Corp.*	230	20,038

Total Life Sciences Tools & Services		200,194

Machinery - 2.6%
Actuant Corp. Class A	298	8,317
AGCO Corp.*	660	32,419
American Railcar Industries, Inc.	69	2,189
Astec Industries, Inc.	100	3,333
Barnes Group, Inc.	189	4,245
Blount International, Inc.*	166	2,626
Briggs & Stratton Corp.	190	4,005
Caterpillar, Inc.	3,200	286,656
Chart Industries, Inc.*	32	2,133
CLARCOR, Inc.	131	6,259
Commercial Vehicle Group, Inc.*	412	3,383
Crane Co.	38	1,759
Cummins, Inc.	795	86,138
Deere & Co.	1,776	153,482
Donaldson Co., Inc.	316	10,377
Dover Corp.	626	41,134
EnPro Industries, Inc.*	99	4,049
ESCO Technologies, Inc.	74	2,768
Flowserve Corp.	166	24,369
Gardner Denver, Inc.	168	11,508
Graco, Inc.	170	8,753
Greenbrier Cos., Inc (The)*	139	2,248
IDEX Corp.	279	12,982
Illinois Tool Works, Inc.	1,598	97,174
John Bean Technologies Corp.	111	1,973
Joy Global, Inc.	553	35,270
Kennametal, Inc.	334	13,360
Lincoln Electric Holdings, Inc.	205	9,979
Lindsay Corp.	32	2,564
Manitowoc Co., Inc. (The)	232	3,638
Meritor, Inc.*	552	2,611
Middleby Corp.*	51	6,539
Mueller Industries, Inc.	126	6,304
NACCO Industries, Inc. Class A	55	3,338
Nordson Corp.	191	12,056
Oshkosh Corp.*	440	13,046
PACCAR, Inc.	1,243	56,196
Pall Corp.	264	15,909
Parker Hannifin Corp.	639	54,353
RBC Bearings, Inc.*	66	3,305
Robbins & Myers, Inc.	100	5,945
Sauer-Danfoss, Inc.	215	11,475
Snap-On, Inc.	211	16,667
SPX Corp.	133	9,330
Stanley Black & Decker, Inc.	368	27,221
Terex Corp.*	212	5,959
Timken Co. (The)	522	24,967
Titan International, Inc.(a)	248	5,387
Toro Co. (The)	192	8,252
Trimas Corp.*	133	3,719
Trinity Industries, Inc.	190	6,806
Valmont Industries, Inc.	89	12,153
WABCO Holdings, Inc.*	260	16,949
Wabtec Corp.	130	11,380
Watts Water Technologies, Inc. Class A	133	5,718
Woodward, Inc.	164	6,253
Xylem, Inc.	426	11,545

Total Machinery		1,242,473

Marine - 0.0%
Kirby Corp.*	129	7,984
Matson, Inc.	61	1,508

Total Marine		9,492

Media - 3.9%
AMC Networks, Inc. Class A*	144	7,128
Arbitron, Inc.	70	3,268
Belo Corp. Class A	510	3,912
CBS Corp. Class B	2,122	80,742
Cinemark Holdings, Inc.	326	8,469
Comcast Corp. Class A	5,931	221,701
DIRECTV Class A*	2,569	128,861
Discovery Communications, Inc. Class A*	722	45,832
DISH Network Corp. Class A	1,727	62,863
DreamWorks Animation SKG, Inc. Class A*	300	4,971
Entercom Communications Corp. Class A*	518	3,616
Gannett Co., Inc.	1,117	20,117
Harte-Hanks, Inc.	492	2,903
Interpublic Group of Cos., Inc. (The)	1,689	18,613
John Wiley & Sons, Inc. Class A	255	9,927
Liberty Media Corp. Class A*	596	69,142
LIN TV Corp. Class A*	483	3,637
Madison Square Garden, Inc. Class A*	91	4,036
McClatchy Co. (The) Class A*	995	3,254
McGraw-Hill Cos., Inc. (The)	715	39,089
Meredith Corp.(a)	208	7,166
Morningstar, Inc.	78	4,901
New York Times Co. (The) Class A*	327	2,789
News Corp. Class A	9,533	243,473
Omnicom Group, Inc.	908	45,364
Regal Entertainment Group Class A(a)	299	4,171
Scholastic Corp.	175	5,173
Scripps Networks Interactive, Inc. Class A	452	26,180
Sinclair Broadcast Group, Inc. Class A	336	4,240
Sirius XM Radio, Inc.	51,296	148,245
Time Warner Cable, Inc.	974	94,663
Time Warner, Inc.	2,993	143,155
Valassis Communications, Inc.	214	5,517
Viacom, Inc. Class B	2,124	112,020
Virgin Media, Inc.(a)	482	17,713
Walt Disney Co. (The)	5,493	273,496
Washington Post Co. (The) Class B(a)	23	8,400
World Wrestling Entertainment, Inc. Class A	242	1,909

Total Media		1,890,656

Metals & Mining - 0.8%
Allegheny Technologies, Inc.	196	5,951
AMCOL International Corp.	113	3,467
Carpenter Technology Corp.	135	6,970
Cliffs Natural Resources, Inc.(a)	1,228	47,352
Coeur d’Alene Mines Corp.*	110	2,706
Commercial Metals Co.	638	9,481
Compass Minerals International, Inc.	88	6,574
Freeport-McMoRan Copper & Gold, Inc.	4,689	160,364
Globe Specialty Metals, Inc.	241	3,314
Gold Resource Corp.	242	3,729
Haynes International, Inc.	49	2,542
Hecla Mining Co.	735	4,285
Kaiser Aluminum Corp.	63	3,886
Materion Corp.	97	2,501

See Notes to Schedule of Investments.

116    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Metals USA Holdings Corp.	210	$3,673
Newmont Mining Corp.	629	29,211
Noranda Aluminum Holding Corp.	776	4,741
Nucor Corp.	609	26,297
Reliance Steel & Aluminum Co.	278	17,264
Royal Gold, Inc.	40	3,252
Schnitzer Steel Industries, Inc. Class A	101	3,063
Steel Dynamics, Inc.	495	6,796
Stillwater Mining Co.*	495	6,326
SunCoke Energy, Inc.*	245	3,819
US Silica Holdings, Inc.(a)	206	3,446
Walter Energy, Inc.	225	8,073
Worthington Industries, Inc.	295	7,667

Total Metals & Mining		386,750

Multiline Retail - 0.8%
Big Lots, Inc.*	279	7,940
Dillard’s, Inc. Class A	263	22,031
Dollar General Corp.*	978	43,120
Dollar Tree, Inc.*	639	25,918
Family Dollar Stores, Inc.	306	19,403
Kohl’s Corp.	957	41,132
Macy’s, Inc.	1,643	64,110
Nordstrom, Inc.	611	32,688
Saks, Inc.*(a)	305	3,206
Target Corp.	2,003	118,518

Total Multiline Retail		378,066

Multi-Utilities - 1.0%
Alliant Energy Corp.	326	14,315
Ameren Corp.	230	7,066
Avista Corp.	191	4,605
Black Hills Corp.	81	2,944
CenterPoint Energy, Inc.	1,440	27,720
CH Energy Group, Inc.	79	5,152
CMS Energy Corp.	757	18,456
Consolidated Edison, Inc.	823	45,709
Dominion Resources, Inc.	267	13,831
DTE Energy Co.	488	29,304
Integrys Energy Group, Inc.	183	9,556
MDU Resources Group, Inc.	320	6,797
NiSource, Inc.	550	13,689
NorthWestern Corp.	150	5,210
OGE Energy Corp.	300	16,893
PG&E Corp.	1,245	50,024
Public Service Enterprise Group, Inc.	1,826	55,876
SCANA Corp.	416	18,986
Sempra Energy	669	47,459
TECO Energy, Inc.	720	12,067
Vectren Corp.	226	6,644
Wisconsin Energy Corp.	714	26,311
Xcel Energy, Inc.	1,596	42,629

Total Multi-Utilities		481,243

Office Electronics - 0.1%
Xerox Corp.	7,855	53,571
Zebra Technologies Corp. Class A*	164	6,442

Total Office Electronics		60,013

Oil, Gas & Consumable Fuels - 10.9%
Alon USA Energy, Inc.	175	3,166
Anadarko Petroleum Corp.	817	60,711
Apache Corp.	1,599	125,521
Cabot Oil & Gas Corp.	112	5,571
Callon Petroleum Co.*	875	4,112
Carrizo Oil & Gas, Inc.*	115	2,406
Chevron Corp.	10,526	1,138,282
Cimarex Energy Co.	349	20,148
Clayton Williams Energy, Inc.*	51	2,040
Cloud Peak Energy, Inc.*	483	9,336
Concho Resources, Inc.*	358	28,840
ConocoPhillips	5,225	302,998
Consol Energy, Inc.	516	16,564
Contango Oil & Gas Co.	62	2,626
Continental Resources, Inc.*	278	20,430
CVR Energy, Inc.*	447	21,809
Delek US Holdings, Inc.	358	9,065
Denbury Resources, Inc.*	1,390	22,518
Devon Energy Corp.	779	40,539
Energen Corp.	236	10,641
EOG Resources, Inc.	383	46,263
EQT Corp.	214	12,622
Exxon Mobil Corp.	22,357	1,934,998
Gulfport Energy Corp.*	133	5,083
Hess Corp.	1,068	56,561
HollyFrontier Corp.	1,655	77,040
Kinder Morgan, Inc.	1,315	46,459
Laredo Petroleum Holdings, Inc.*	279	5,067
Marathon Oil Corp.	2,907	89,129
Marathon Petroleum Corp.	2,260	142,380
Murphy Oil Corp.	612	36,445
Newfield Exploration Co.*	526	14,086
Noble Energy, Inc.	185	18,822
Northern Oil and Gas, Inc.*	237	3,986
Oasis Petroleum, Inc.*	120	3,816
Occidental Petroleum Corp.	3,636	278,554
Peabody Energy Corp.	1,305	34,726
Phillips 66	5,189	275,536
Pioneer Natural Resources Co.	234	24,942
Plains Exploration & Production Co.*	341	16,007
QEP Resources, Inc.	292	8,839
Rex Energy Corp.*	246	3,203
Rosetta Resources, Inc.*	164	7,439
SandRidge Energy, Inc.*(a)	5,074	32,220
Spectra Energy Corp.	1,764	48,298
Stone Energy Corp.*	272	5,581
Swift Energy Co.*	111	1,708
Tesoro Corp.	798	35,152
Valero Energy Corp.	1,921	65,545
W&T Offshore, Inc.	356	5,707
Western Refining, Inc.	289	8,147
Whiting Petroleum Corp.*	433	18,779
Williams Cos., Inc. (The)	1,008	33,002
World Fuel Services Corp.	227	9,346

Total Oil, Gas & Consumable Fuels		5,252,811

Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	191	5,484
Clearwater Paper Corp.*	128	5,012
International Paper Co.	1,075	42,828
KapStone Paper and Packaging Corp.	319	7,079
MeadWestvaco Corp.	192	6,119
PH Glatfelter Co.	254	4,440
Schweitzer-Mauduit International, Inc.	80	3,122

Total Paper & Forest Products		74,084

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    117

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Personal Products - 0.2%
Avon Products, Inc.	1,274	$18,295
Elizabeth Arden, Inc.*	59	2,655
Estee Lauder Cos., Inc. (The) Class A	686	41,064
Nu Skin Enterprises, Inc. Class A(a)	239	8,855
Prestige Brands Holdings, Inc.*	198	3,966
Revlon, Inc. Class A*	325	4,712
USANA Health Sciences, Inc.*(a)	74	2,437

Total Personal Products		81,984

Pharmaceuticals - 4.5%
Abbott Laboratories	4,870	318,985
Akorn, Inc.*	261	3,487
Allergan, Inc.	558	51,185
Bristol-Myers Squibb Co.	3,026	98,617
Eli Lilly & Co.	4,170	205,664
Endo Pharmaceuticals Holdings, Inc.*	317	8,328
Forest Laboratories, Inc.*	926	32,706
Hi-Tech Pharmacal Co., Inc.	58	2,029
Hospira, Inc.*	204	6,373
Impax Laboratories, Inc.*	279	5,717
Johnson & Johnson	7,683	538,578
Medicines Co. (The)*	171	4,099
Merck & Co., Inc.	6,944	284,287
Mylan, Inc.*	1,124	30,888
Perrigo Co.	199	20,702
Pfizer, Inc.	21,641	542,756
Questcor Pharmaceuticals, Inc.(a)	273	7,295
Salix Pharmaceuticals Ltd.*	62	2,510
Viropharma, Inc.*	253	5,758
Watson Pharmaceuticals, Inc.*	101	8,686

Total Pharmaceuticals		2,178,650

Professional Services - 0.2%
Acacia Research Corp.*	106	2,719
Corporate Executive Board Co. (The)	83	3,939
Dun & Bradstreet Corp. (The)	129	10,146
Equifax, Inc.	273	14,775
FTI Consulting, Inc.*	132	4,356
IHS, Inc. Class A*	82	7,872
Insperity, Inc.	145	4,721
Kelly Services, Inc. Class A	177	2,786
Korn/Ferry International*	175	2,776
Manpower, Inc.	248	10,525
Navigant Consulting, Inc.*	228	2,544
Pendrell Corp.*	4,171	5,297
Robert Half International, Inc.	293	9,323
Towers Watson & Co. Class A	193	10,849
Verisk Analytics, Inc. Class A*	250	12,750

Total Professional Services		105,378

Real Estate Investment Trusts (REITs) - 0.9%
Alexander’s, Inc.	12	3,969
Alexandria Real Estate Equities, Inc.	72	4,991
American Tower Corp.	431	33,303
AvalonBay Communities, Inc.	85	11,525
BioMed Realty Trust, Inc.	93	1,798
Boston Properties, Inc.	130	13,755
BRE Properties, Inc.	31	1,576
Camden Property Trust	65	4,434
CBL & Associates Properties, Inc.	223	4,730
Digital Realty Trust, Inc.	93	6,314
EPR Properties	57	2,628
Equity Lifestyle Properties, Inc.	44	2,961
Equity One, Inc.	62	1,303
Equity Residential	146	8,274
Essex Property Trust, Inc.	24	3,520
Extra Space Storage, Inc.	69	2,511
Federal Realty Investment Trust	74	7,697
Government Properties Income Trust(a)	119	2,852
HCP, Inc.	748	33,795
Health Care REIT, Inc.	88	5,393
Home Properties, Inc.	41	2,514
Hospitality Properties Trust	230	5,387
Kimco Realty Corp.	339	6,549
Lexington Realty Trust(a)	765	7,994
Liberty Property Trust	204	7,297
LTC Properties, Inc.	110	3,871
Macerich Co. (The)	188	10,960
Mack-Cali Realty Corp.	146	3,812
Medical Properties Trust, Inc.	267	3,193
National Health Investors, Inc.	111	6,275
National Retail Properties, Inc.	146	4,555
Omega Healthcare Investors, Inc.	211	5,032
Piedmont Office Realty Trust, Inc. Class A	213	3,845
Plum Creek Timber Co., Inc.	245	10,871
Post Properties, Inc.	56	2,797
Potlatch Corp.	114	4,468
PS Business Parks, Inc.	41	2,664
Public Storage	177	25,658
Rayonier, Inc.	271	14,046
Realty Income Corp.	170	6,836
Select Income REIT	141	3,492
Senior Housing Properties Trust	290	6,856
Simon Property Group, Inc.	442	69,876
SL Green Realty Corp.	138	10,578
Taubman Centers, Inc.	36	2,834
Universal Health Realty Income Trust	80	4,049
Ventas, Inc.	242	15,662
Vornado Realty Trust	226	18,098
Weyerhaeuser Co.	342	9,514
WP Carey, Inc.	71	3,703

Total Real Estate Investment Trusts (REITs)		440,615

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	613	12,199
Howard Hughes Corp. (The)*	88	6,426
Jones Lang LaSalle, Inc.	108	9,065

Total Real Estate Management & Development		27,690

Road & Rail - 1.0%
AMERCO	64	8,116
Avis Budget Group, Inc.*	206	4,083
Con-way, Inc.	115	3,199
CSX Corp.	4,545	89,673
Genesee & Wyoming, Inc. Class A*	51	3,880
Heartland Express, Inc.	186	2,431
Hertz Global Holdings, Inc.*	882	14,350
JB Hunt Transport Services, Inc.	284	16,958
Kansas City Southern	220	18,366
Knight Transportation, Inc.	152	2,224
Landstar System, Inc.	118	6,190
Norfolk Southern Corp.	1,375	85,030
Old Dominion Freight Line, Inc.*	220	7,542
Quality Distribution, Inc.*	438	2,628
Ryder System, Inc.	99	4,943
Swift Transportation Co.*	576	5,253
Union Pacific Corp.	1,465	184,180

See Notes to Schedule of Investments.

118    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Werner Enterprises, Inc.	156	$3,380

Total Road & Rail		462,426

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc.*	251	3,466
Altera Corp.	875	30,135
Amkor Technology, Inc.*(a)	1,531	6,507
Analog Devices, Inc.	821	34,531
Applied Materials, Inc.	5,327	60,941
Atmel Corp.*	938	6,144
Broadcom Corp. Class A	1,199	39,819
Brooks Automation, Inc.	513	4,130
Cabot Microelectronics Corp.	51	1,811
Cirrus Logic, Inc.*	255	7,387
Cree, Inc.*(a)	112	3,806
Cymer, Inc.*	48	4,341
Cypress Semiconductor Corp.	322	3,491
Diodes, Inc.*	227	3,939
Entegris, Inc.*	795	7,298
Entropic Communications, Inc.*	421	2,227
Fairchild Semiconductor International, Inc.*	278	4,003
GT Advanced Technologies, Inc.*(a)	1,321	3,989
Hittite Microwave Corp.*	70	4,347
Integrated Device Technology, Inc.*	463	3,380
Integrated Silicon Solution, Inc.*	266	2,394
Intel Corp.	27,222	561,590
Intersil Corp. Class A	287	2,379
KLA-Tencor Corp.	707	33,766
Kulicke & Soffa Industries, Inc.*	522	6,259
Lam Research Corp.*	322	11,634
Lattice Semiconductor Corp.*	379	1,512
Linear Technology Corp.	614	21,060
LSI Corp.*	1,001	7,087
Maxim Integrated Products, Inc.	620	18,228
Microchip Technology, Inc.(a)	526	17,142
MKS Instruments, Inc.	281	7,244
Nanometrics, Inc.*	138	1,990
NVIDIA Corp.	1,677	20,610
Omnivision Technologies, Inc.*	192	2,703
ON Semiconductor Corp.*	358	2,524
Semtech Corp.*	174	5,037
Silicon Laboratories, Inc.*	54	2,258
Skyworks Solutions, Inc.*	510	10,353
Teradyne, Inc.*	967	16,333
Texas Instruments, Inc.	2,913	90,128
Ultratech, Inc.*	72	2,686
Veeco Instruments, Inc.*(a)	196	5,786
Xilinx, Inc.	740	26,566

Total Semiconductors & Semiconductor Equipment		1,112,961

Software - 3.9%
ACI Worldwide, Inc.*	101	4,413
Activision Blizzard, Inc.	3,529	37,478
Adobe Systems, Inc.*	1,065	40,129
ANSYS, Inc.*	168	11,313
Autodesk, Inc.*	348	12,302
BMC Software, Inc.*	421	16,697
CA, Inc.	1,986	43,652
Cadence Design Systems, Inc.*	476	6,431
Citrix Systems, Inc.*	235	15,451
Compuware Corp.*	384	4,174
Ebix, Inc.(a)	151	2,427
Factset Research Systems, Inc.(a)	91	8,013
Fair Isaac Corp.	127	5,338
Fortinet, Inc.*	98	2,065
Informatica Corp.*	133	4,033
Intuit, Inc.	572	34,034
Manhattan Associates, Inc.*	46	2,776
Mentor Graphics Corp.*	253	4,306
MICROS Systems, Inc.*	192	8,148
Microsoft Corp.	38,865	1,038,861
MicroStrategy, Inc. Class A*	25	2,335
Nuance Communications, Inc.*	154	3,437
Oracle Corp.	14,201	473,177
Progress Software Corp.*	228	4,786
Red Hat, Inc.*	102	5,402
SolarWinds, Inc.*	75	3,934
Solera Holdings, Inc.	127	6,791
SS&C Technologies Holdings, Inc.*	127	2,936
Symantec Corp.*	2,158	40,592
Synopsys, Inc.*	343	10,921
TeleNav, Inc.*	326	2,601
TIBCO Software, Inc.*	167	3,676
Tyler Technologies, Inc.*	59	2,858
VMware, Inc. Class A*	365	34,361

Total Software		1,899,848

Specialty Retail - 2.2%
Aaron’s, Inc.	222	6,278
Abercrombie & Fitch Co. Class A	170	8,155
Advance Auto Parts, Inc.	245	17,726
Aeropostale, Inc.*	340	4,423
American Eagle Outfitters, Inc.	526	10,788
ANN, Inc.*	154	5,211
Asbury Automotive Group, Inc.*	126	4,036
Ascena Retail Group, Inc.*	487	9,005
AutoNation, Inc.*(a)	362	14,371
AutoZone, Inc.*	127	45,013
Bed Bath & Beyond, Inc.*	805	45,008
Buckle, Inc. (The)	204	9,107
Cabela’s, Inc.*	148	6,179
CarMax, Inc.*	568	21,323
Casual Male Retail Group, Inc.*	773	3,247
Cato Corp. (The) Class A	102	2,798
Chico’s FAS, Inc.	553	10,208
Children’s Place Retail Stores, Inc. (The)*	82	3,632
Dick’s Sporting Goods, Inc.	299	13,602
DSW, Inc. Class A	119	7,817
Express, Inc.*	515	7,771
Finish Line, Inc. (The) Class A	211	3,994
Foot Locker, Inc.	484	15,546
GameStop Corp. Class A(a)	624	15,656
Gap, Inc. (The)	1,344	41,718
Genesco, Inc.*	54	2,970
GNC Holdings, Inc. Class A	305	10,150
Group 1 Automotive, Inc.	51	3,161
Guess?, Inc.	423	10,380
hhgregg, Inc.*(a)	148	1,039
Hibbett Sports, Inc.*	55	2,899
Home Depot, Inc. (The)	3,555	219,877
JOS A Bank Clothiers, Inc.*	99	4,215
Lithia Motors, Inc. Class A	101	3,779
Lowe’s Cos., Inc.	2,684	95,336
Ltd. Brands, Inc.	678	31,907
Lumber Liquidators Holdings, Inc.*	78	4,121
Mattress Firm Holding Corp.*	112	2,747

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    119

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

Investments	Shares	Value
Men’s Wearhouse, Inc. (The)	147	$4,581
Monro Muffler Brake, Inc.(a)	56	1,958
O’Reilly Automotive, Inc.*	306	27,363
Penske Automotive Group, Inc.	386	11,615
PetSmart, Inc.	267	18,247
Pier 1 Imports, Inc.	537	10,740
Rent-A-Center, Inc.	205	7,044
Ross Stores, Inc.	553	29,945
rue21, Inc.*	83	2,356
Sally Beauty Holdings, Inc.*	493	11,620
Select Comfort Corp.*	224	5,862
Sonic Automotive, Inc. Class A	323	6,747
Stage Stores, Inc.	98	2,428
Staples, Inc.	3,567	40,664
Systemax, Inc.	300	2,895
Tiffany & Co.	353	20,241
TJX Cos., Inc. (The)	1,994	84,645
Tractor Supply Co.	133	11,752
Ulta Salon Cosmetics & Fragrance, Inc.	50	4,913
Urban Outfitters, Inc.*	254	9,997
Vitamin Shoppe, Inc.*	53	3,040
Williams-Sonoma, Inc.	254	11,118

Total Specialty Retail		1,054,964

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.*	134	7,457
Coach, Inc.	841	46,684
Columbia Sportswear Co.(a)	132	7,044
Crocs, Inc.*	515	7,411
Deckers Outdoor Corp.*(a)	215	8,658
Fossil, Inc.*	166	15,455
G-III Apparel Group Ltd.*	102	3,491
Hanesbrands, Inc.*	294	10,531
Iconix Brand Group, Inc.*	305	6,808
Jones Group, Inc. (The)	253	2,798
Maidenform Brands, Inc.*	119	2,319
NIKE, Inc. Class B	2,146	110,734
PVH Corp.	158	17,540
Quiksilver, Inc.*	710	3,017
Ralph Lauren Corp.	208	31,183
Steven Madden Ltd.*	172	7,270
True Religion Apparel, Inc.	61	1,551
Under Armour, Inc. Class A*	118	5,727
Vera Bradley, Inc.*(a)	60	1,506
VF Corp.	300	45,291
Warnaco Group, Inc. (The)*	84	6,012
Wolverine World Wide, Inc.	183	7,499

Total Textiles, Apparel & Luxury Goods		355,986

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	205	1,919
BankUnited, Inc.	311	7,601
Capitol Federal Financial, Inc.	184	2,151
Dime Community Bancshares, Inc.	135	1,875
Flagstar Bancorp, Inc.*	175	3,395
Flushing Financial Corp.	183	2,807
HomeStreet, Inc.*	135	3,449
Nationstar Mortgage Holdings, Inc.*	218	6,754
New York Community Bancorp, Inc.(a)	1,800	23,580
Northwest Bancshares, Inc.	324	3,933
Ocwen Financial Corp.*	206	7,126
People’s United Financial, Inc.	818	9,890
Provident Financial Services, Inc.	185	2,760
TFS Financial Corp.*	247	2,376
Washington Federal, Inc.	498	8,401

Total Thrifts & Mortgage Finance		88,017

Tobacco - 1.5%
Altria Group, Inc.	5,888	185,001
Lorillard, Inc.	450	52,502
Philip Morris International, Inc.	5,021	419,956
Reynolds American, Inc.	1,729	71,632
Universal Corp.	136	6,788
Vector Group Ltd.(a)	164	2,439

Total Tobacco		738,318

Trading Companies & Distributors - 0.3%
Air Lease Corp.*	188	4,042
Applied Industrial Technologies, Inc.	221	9,284
Beacon Roofing Supply, Inc.*	91	3,028
CAI International, Inc.*	145	3,183
DXP Enterprises, Inc.*	54	2,650
Fastenal Co.	397	18,536
GATX Corp.	129	5,586
Kaman Corp.	95	3,496
MRC Global, Inc.*	199	5,528
MSC Industrial Direct Co. Class A	162	12,212
Rush Enterprises, Inc. Class A*	173	3,576
TAL International Group, Inc.	206	7,494
Titan Machinery, Inc.*	101	2,495
W.W. Grainger, Inc.	154	31,165
Watsco, Inc.	89	6,666
WESCO International, Inc.*	145	9,777

Total Trading Companies & Distributors		128,718

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	320	4,227

Water Utilities - 0.0%
American States Water Co.	96	4,606
American Water Works Co., Inc.	437	16,226
Aqua America, Inc.	225	5,720
California Water Service Group	127	2,330

Total Water Utilities		28,882

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp.*	167	12,051
MetroPCS Communications, Inc.*	1,909	18,976
NTELOS Holdings Corp.	100	1,311
Telephone & Data Systems, Inc.	367	8,125
United States Cellular Corp.*	164	5,779
USA Mobility, Inc.	341	3,983

Total Wireless Telecommunication Services		50,225

TOTAL COMMON STOCKS (Cost: $43,094,785)		48,281,234

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

MONEY MARKET FUND - 1.3%
Dreyfus Institutional Preferred Money Market Fund 0.13%(b) (Cost: $647,670)(c)	647,670	647,670

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $43,742,455)(d)		48,928,904
Liabilities in Excess of Other Assets - (1.2)%		(601,975)

NET ASSETS - 100.0%		$48,326,929

See Notes to Schedule of Investments.

120    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2012

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(c)	At December 31, 2012, the total market value of the Fund’s securities on loan was $630,580 and the total market value of the collateral held by the Fund was $647,670.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    121

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 100.5%

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.9%
B/E Aerospace, Inc.*	277	$13,684
Boeing Co. (The)	4,202	316,663
General Dynamics Corp.	2,125	147,199
Honeywell International, Inc.	2,732	173,400
L-3 Communications Holdings, Inc.	780	59,764
Lockheed Martin Corp.	2,213	204,238
Northrop Grumman Corp.	1,766	119,346
Precision Castparts Corp.	463	87,701
Raytheon Co.	2,054	118,228
Rockwell Collins, Inc.(a)	611	35,542
Textron, Inc.	1,014	25,137
TransDigm Group, Inc.	142	19,363
United Technologies Corp.	3,937	322,873

Total Aerospace & Defense		1,643,138

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	455	28,765
Expeditors International of Washington, Inc.	518	20,487
FedEx Corp.	1,413	129,600
United Parcel Service, Inc. Class B	3,071	226,425

Total Air Freight & Logistics		405,277

Airlines - 0.2%
Delta Air Lines, Inc.*	5,940	70,508
Southwest Airlines Co.	3,023	30,955

Total Airlines		101,463

Auto Components - 0.3%
BorgWarner, Inc.*	546	39,104
Johnson Controls, Inc.	2,564	78,715
TRW Automotive Holdings Corp.*	1,257	67,388

Total Auto Components		185,207

Automobiles - 1.2%
Ford Motor Co.	28,921	374,527
General Motors Co.*	9,841	283,716
Harley-Davidson, Inc.	786	38,388

Total Automobiles		696,631

Beverages - 2.1%
Beam, Inc.	396	24,192
Brown-Forman Corp. Class B	574	36,305
Coca-Cola Co. (The)	15,482	561,223
Coca-Cola Enterprises, Inc.	1,480	46,960
Constellation Brands, Inc. Class A*	858	30,365
Dr. Pepper Snapple Group, Inc.	898	39,674
Molson Coors Brewing Co. Class B	913	39,067
Monster Beverage Corp.*	407	21,522
PepsiCo, Inc.	5,661	387,382

Total Beverages		1,186,690

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc.*	150	14,071
Amgen, Inc.	3,340	288,309
Biogen Idec, Inc.*	611	89,615
Celgene Corp.*	1,365	107,453
Gilead Sciences, Inc.*	2,290	168,201
Onyx Pharmaceuticals, Inc.*	36	2,719
Regeneron Pharmaceuticals, Inc.*	81	13,857
Vertex Pharmaceuticals, Inc.*	177	7,423

Total Biotechnology		691,648

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	106	13,796
Ameriprise Financial, Inc.	875	54,801
Bank of New York Mellon Corp. (The)	6,199	159,314
BlackRock, Inc.	755	156,066
Charles Schwab Corp. (The)	4,037	57,971
Franklin Resources, Inc.	991	124,569
Goldman Sachs Group, Inc. (The)	2,824	360,230
Morgan Stanley	923	17,648
Northern Trust Corp.	911	45,696
Raymond James Financial, Inc.	472	18,186
State Street Corp.	2,829	132,991
T. Rowe Price Group, Inc.	831	54,123
TD Ameritrade Holding Corp.	2,476	41,622

Total Capital Markets		1,237,013

Chemicals - 2.2%
Air Products & Chemicals, Inc.	722	60,663
Airgas, Inc.	218	19,901
Albemarle Corp.	377	23,419
Ashland, Inc.	83	6,674
Celanese Corp. Series A	879	39,142
CF Industries Holdings, Inc.	585	118,849
Dow Chemical Co. (The)	3,131	101,194
E.I. du Pont de Nemours & Co.	3,919	176,237
Eastman Chemical Co.	604	41,102
Ecolab, Inc.	498	35,806
FMC Corp.	450	26,334
International Flavors & Fragrances, Inc.	263	17,500
Monsanto Co.	1,517	143,584
Mosaic Co. (The)	2,177	123,284
PPG Industries, Inc.	515	69,705
Praxair, Inc.	1,010	110,545
Sherwin-Williams Co. (The)	260	39,993
Sigma-Aldrich Corp.	424	31,198
Valspar Corp.	288	17,971
W.R. Grace & Co.*	279	18,757
Westlake Chemical Corp.(a)	241	19,111

Total Chemicals		1,240,969

Commercial Banks - 3.8%
BB&T Corp.	3,887	113,151
Comerica, Inc.	1,062	32,221
Fifth Third Bancorp	6,268	95,211
Huntington Bancshares, Inc.	5,826	37,228
KeyCorp	5,845	49,215
M&T Bank Corp.	533	52,485
PNC Financial Services Group, Inc.	2,884	168,166
Regions Financial Corp.	8,166	58,142
SunTrust Banks, Inc.	3,921	111,160
U.S. Bancorp	10,578	337,861
Wells Fargo & Co.	32,025	1,094,614

Total Commercial Banks		2,149,454

Commercial Services & Supplies - 0.3%
Cintas Corp.	458	18,732
Iron Mountain, Inc.	514	15,960
Republic Services, Inc.	1,342	39,361
Stericycle, Inc.*	179	16,695
Waste Management, Inc.	1,832	61,812

Total Commercial Services & Supplies		152,560

Communications Equipment - 1.7%
Cisco Systems, Inc.	26,247	515,753

See Notes to Schedule of Investments.

122    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2012

Investments	Shares	Value
F5 Networks, Inc.*	182	$17,681
Harris Corp.	722	35,349
Juniper Networks, Inc.*	667	13,120
Motorola Solutions, Inc.	888	49,444
QUALCOMM, Inc.	5,378	333,544

Total Communications Equipment		964,891

Computers & Peripherals - 6.4%
Apple, Inc.	5,268	2,808,002
Dell, Inc.	19,044	192,916
EMC Corp.*	6,838	173,001
Hewlett-Packard Co.	18,102	257,953
NetApp, Inc.*	958	32,141
SanDisk Corp.*	719	31,320
Western Digital Corp.	3,039	129,127

Total Computers & Peripherals		3,624,460

Construction & Engineering - 0.1%
Fluor Corp.	690	40,530
Jacobs Engineering Group, Inc.*	498	21,200
Quanta Services, Inc.*	640	17,466

Total Construction & Engineering		79,196

Consumer Finance - 1.3%
American Express Co.	5,779	332,177
Capital One Financial Corp.	3,149	182,422
Discover Financial Services	3,859	148,764
SLM Corp.	4,293	73,539

Total Consumer Finance		736,902

Containers & Packaging - 0.1%
Ball Corp.	641	28,685
Crown Holdings, Inc.*	980	36,074

Total Containers & Packaging		64,759

Distributors - 0.1%
Genuine Parts Co.	623	39,610
LKQ Corp.*	711	15,002

Total Distributors		54,612

Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,340	24,884
Diversified Financial Services - 4.2%
Bank of America Corp.	37,820	438,712
Citigroup, Inc.	14,116	558,429
CME Group, Inc.	1,853	93,965
IntercontinentalExchange, Inc.*	279	34,543
JPMorgan Chase & Co.	26,341	1,158,214
Leucadia National Corp.	735	17,486
Moody’s Corp.	831	41,816
NYSE Euronext	1,373	43,304

Total Diversified Financial Services		2,386,469

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	15,605	526,044
CenturyLink, Inc.	942	36,851
Frontier Communications Corp.(a)	1,690	7,233
Verizon Communications, Inc.	9,417	407,474
Windstream Corp.	1,167	9,663

Total Diversified Telecommunication Services		987,265

Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,003	42,808
Duke Energy Corp.	1,463	93,339
Entergy Corp.	744	47,430
Exelon Corp.	3,137	93,294
FirstEnergy Corp.	1,873	78,217
NextEra Energy, Inc.	1,814	125,511
Northeast Utilities	805	31,459
Pinnacle West Capital Corp.	411	20,953
PPL Corp.	4,097	117,297
Southern Co. (The)	3,158	135,194

Total Electric Utilities		785,502

Electrical Equipment - 0.5%
AMETEK, Inc.	768	28,854
Emerson Electric Co.	2,992	158,456
Hubbell, Inc. Class B	226	19,126
Rockwell Automation, Inc.	518	43,507
Roper Industries, Inc.	249	27,759

Total Electrical Equipment		277,702

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	561	36,297
Corning, Inc.	10,462	132,030
Trimble Navigation Ltd.*	183	10,940

Total Electronic Equipment, Instruments & Components		179,267

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	2,208	90,175
Cameron International Corp.*	816	46,071
Diamond Offshore Drilling, Inc.(a)	691	46,960
FMC Technologies, Inc.*	628	26,897
Halliburton Co.	5,895	204,498
Helmerich & Payne, Inc.	615	34,446
National Oilwell Varco, Inc.	2,313	158,094
Oceaneering International, Inc.	318	17,105

Total Energy Equipment & Services		624,246

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	1,146	113,190
CVS Caremark Corp.	5,226	252,677
Kroger Co. (The)	1,534	39,915
Sysco Corp.	2,369	75,003
Walgreen Co.	3,830	141,748
Wal-Mart Stores, Inc.	15,834	1,080,354
Whole Foods Market, Inc.	310	28,312

Total Food & Staples Retailing		1,731,199

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,617	71,680
Campbell Soup Co.(a)	1,414	49,334
ConAgra Foods, Inc.	1,580	46,610
General Mills, Inc.	2,527	102,116
Green Mountain Coffee Roasters, Inc.*(a)	506	20,928
H.J. Heinz Co.	1,039	59,930
Hershey Co. (The)	614	44,343
Hormel Foods Corp.	1,014	31,647
Ingredion, Inc.	387	24,934
J.M. Smucker Co. (The)	359	30,960
Kellogg Co.	1,247	69,645
McCormick & Co., Inc.	413	26,238
Mead Johnson Nutrition Co.	550	36,240
Mondelez International, Inc. Class A	8,343	212,496
Ralcorp Holdings, Inc.*	92	8,248
Tyson Foods, Inc. Class A	1,750	33,950

Total Food Products		869,299

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    123

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2012

Investments	Shares	Value
Gas Utilities - 0.0%
ONEOK, Inc.	500	$21,375

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,239	149,252
Becton Dickinson and Co.	939	73,420
Boston Scientific Corp.*	4,380	25,097
C.R. Bard, Inc.	348	34,013
CareFusion Corp.*	845	24,150
DENTSPLY International, Inc.	469	18,577
Edwards Lifesciences Corp.*	189	17,042
Hologic, Inc.*	285	5,709
IDEXX Laboratories, Inc.*	113	10,486
Intuitive Surgical, Inc.*	80	39,230
Medtronic, Inc.	5,345	219,252
ResMed, Inc.(a)	421	17,501
St. Jude Medical, Inc.	1,477	53,379
Stryker Corp.	1,722	94,400
Varian Medical Systems, Inc.*	386	27,113
Zimmer Holdings, Inc.	824	54,928

Total Health Care Equipment & Supplies		863,549

Health Care Providers & Services - 2.5%
Aetna, Inc.	2,585	119,686
AmerisourceBergen Corp.	1,107	47,800
Cardinal Health, Inc.	1,663	68,482
Cigna Corp.	1,832	97,939
Coventry Health Care, Inc.	671	30,081
DaVita, Inc.*	315	34,817
Express Scripts Holding Co.*	1,366	73,764
HCA Holdings, Inc.	4,474	134,981
Henry Schein, Inc.*	311	25,023
Humana, Inc.	1,209	82,974
Laboratory Corp. of America Holdings*	441	38,199
McKesson Corp.	1,064	103,165
Quest Diagnostics, Inc.	747	43,528
UnitedHealth Group, Inc.	6,667	361,618
WellPoint, Inc.	2,726	166,068

Total Health Care Providers & Services		1,428,125

Health Care Technology - 0.0%
Cerner Corp.*	303	23,525

Hotels, Restaurants & Leisure - 1.5%
Burger King Worldwide, Inc.	338	5,557
Chipotle Mexican Grill, Inc.*	60	17,847
Darden Restaurants, Inc.	670	30,197
Hyatt Hotels Corp. Class A*	200	7,714
Las Vegas Sands Corp.	1,968	90,843
Marriott International, Inc. Class A	870	32,425
McDonald’s Corp.	3,978	350,899
Panera Bread Co. Class A*	50	7,941
Starbucks Corp.	1,652	88,580
Starwood Hotels & Resorts Worldwide, Inc.	700	40,152
Wyndham Worldwide Corp.	503	26,765
Wynn Resorts Ltd.	334	37,572
Yum! Brands, Inc.	1,500	99,600

Total Hotels, Restaurants & Leisure		836,092

Household Durables - 0.3%
D.R. Horton, Inc.	2,939	58,133
Lennar Corp. Class A(a)	873	33,759
Mohawk Industries, Inc.*	170	15,380
Newell Rubbermaid, Inc.	1,248	27,793
PulteGroup, Inc.*	539	9,788
Toll Brothers, Inc.*	165	5,335
Whirlpool Corp.	313	31,848

Total Household Durables		182,036

Household Products - 1.7%
Church & Dwight Co., Inc.	414	22,178
Clorox Co. (The)	473	34,633
Colgate-Palmolive Co.	1,555	162,560
Energizer Holdings, Inc.	256	20,475
Kimberly-Clark Corp.	1,501	126,729
Procter & Gamble Co. (The)	9,254	628,254

Total Household Products		994,829

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	4,465	47,776
Calpine Corp.*	294	5,330

Total Independent Power Producers & Energy Traders		53,106

Industrial Conglomerates - 2.4%
3M Co.	3,196	296,749
Danaher Corp.	2,601	145,396
General Electric Co.	44,277	929,374

Total Industrial Conglomerates		1,371,519

Insurance - 4.1%
Aflac, Inc.	3,809	202,334
Alleghany Corp.*	78	26,163
Allstate Corp. (The)	4,187	168,192
Berkshire Hathaway, Inc. Class B*	9,233	828,200
Chubb Corp. (The)	1,609	121,190
Cincinnati Financial Corp.	565	22,125
CNA Financial Corp.	1,732	48,513
Fidelity National Financial, Inc. Class A	1,524	35,890
Hartford Financial Services Group, Inc.	2,877	64,560
Lincoln National Corp.	2,939	76,120
Loews Corp.	1,296	52,812
Marsh & McLennan Cos., Inc.	1,995	68,768
MetLife, Inc.	6,974	229,724
Principal Financial Group, Inc.	1,591	45,375
Progressive Corp. (The)	2,340	49,374
Prudential Financial, Inc.	1,122	59,836
Torchmark Corp.	668	34,516
Travelers Cos., Inc. (The)	2,442	175,384
Unum Group	681	14,178
W.R. Berkley Corp.	605	22,833

Total Insurance		2,346,087

Internet & Catalog Retail - 0.3%
Expedia, Inc.	417	25,625
Liberty Interactive Corp. Class A*	730	14,366
priceline.com, Inc.*	143	88,831
TripAdvisor, Inc.*	310	13,008

Total Internet & Catalog Retail		141,830

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	340	13,909
eBay, Inc.*	3,509	179,029
Equinix, Inc.*	34	7,011
Facebook, Inc. Class A*	678	18,055
Google, Inc. Class A*	976	692,345
LinkedIn Corp. Class A*	11	1,263
Rackspace Hosting, Inc.*	83	6,165
VeriSign, Inc.*	426	16,537

See Notes to Schedule of Investments.

124    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2012

Investments	Shares	Value
Yahoo!, Inc.*	3,374	$67,143

Total Internet Software & Services		1,001,457

IT Services - 3.4%
Alliance Data Systems Corp.*(a)	178	25,767
Automatic Data Processing, Inc.	1,504	85,743
Cognizant Technology Solutions Corp. Class A*	910	67,386
Fidelity National Information Services, Inc.	1,050	36,551
Fiserv, Inc.*	469	37,065
International Business Machines Corp.	5,346	1,024,026
Mastercard, Inc. Class A	360	176,861
Paychex, Inc.	1,056	32,884
Teradata Corp.*	419	25,932
Visa, Inc. Class A	2,114	320,440
Western Union Co. (The)	5,974	81,306

Total IT Services		1,913,961

Leisure Equipment & Products - 0.2%
Hasbro, Inc.(a)	629	22,581
Mattel, Inc.	1,514	55,443
Polaris Industries, Inc.	220	18,513

Total Leisure Equipment & Products		96,537

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,696	69,434
Illumina, Inc.*(a)	101	5,614
Life Technologies Corp.*	498	24,442
Mettler-Toledo International, Inc.*	90	17,397
Thermo Fisher Scientific, Inc.	1,183	75,452
Waters Corp.*	334	29,098

Total Life Sciences Tools & Services		221,437

Machinery - 2.2%
Caterpillar, Inc.	4,520	404,902
Cummins, Inc.	1,078	116,801
Deere & Co.	2,418	208,963
Donaldson Co., Inc.	501	16,453
Dover Corp.	882	57,956
Flowserve Corp.	207	30,388
Illinois Tool Works, Inc.	2,119	128,856
Joy Global, Inc.	783	49,940
PACCAR, Inc.	1,738	78,575
Pall Corp.	343	20,669
Parker Hannifin Corp.	863	73,407
Stanley Black & Decker, Inc.	550	40,683
Xylem, Inc.	638	17,290

Total Machinery		1,244,883

Media - 4.3%
CBS Corp. Class B	2,857	108,709
Comcast Corp. Class A	7,954	297,321
DIRECTV*	3,521	176,613
Discovery Communications, Inc. Class A*	1,118	70,971
DISH Network Corp. Class A	2,190	79,716
Interpublic Group of Cos., Inc. (The)	2,306	25,412
Liberty Media Corp. Class A*	927	107,541
McGraw-Hill Cos., Inc. (The)	929	50,788
News Corp. Class A	13,195	337,000
Omnicom Group, Inc.	1,230	61,451
Scripps Networks Interactive, Inc. Class A	614	35,563
Sirius XM Radio, Inc.	75,494	218,178
Time Warner Cable, Inc.	1,308	127,125
Time Warner, Inc.	3,847	184,002
Viacom, Inc. Class B	2,876	151,680
Virgin Media, Inc.(a)	692	25,431
Walt Disney Co. (The)	7,274	362,172

Total Media		2,419,673

Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	5,832	199,454
Newmont Mining Corp.	538	24,985
Nucor Corp.	821	35,451
Royal Gold, Inc.	51	4,147

Total Metals & Mining		264,037

Multiline Retail - 0.8%
Dollar General Corp.*	1,354	59,698
Dollar Tree, Inc.*	869	35,247
Family Dollar Stores, Inc.	404	25,618
Kohl’s Corp.	1,295	55,659
Macy’s, Inc.	2,212	86,312
Nordstrom, Inc.	788	42,158
Target Corp.	2,591	153,309

Total Multiline Retail		458,001

Multi-Utilities - 1.0%
Alliant Energy Corp.	452	19,847
Ameren Corp.	160	4,915
CenterPoint Energy, Inc.	1,892	36,421
CMS Energy Corp.	999	24,356
Consolidated Edison, Inc.	1,101	61,149
Dominion Resources, Inc.	243	12,587
DTE Energy Co.	631	37,892
NiSource, Inc.	705	17,547
OGE Energy Corp.	404	22,749
PG&E Corp.	1,653	66,418
Public Service Enterprise Group, Inc.	2,558	78,275
SCANA Corp.	541	24,691
Sempra Energy	770	54,624
Wisconsin Energy Corp.	963	35,487
Xcel Energy, Inc.	2,163	57,774

Total Multi-Utilities		554,732

Office Electronics - 0.1%
Xerox Corp.	11,056	75,402

Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	1,196	88,875
Apache Corp.	2,055	161,317
Cabot Oil & Gas Corp.	107	5,322
Chevron Corp.	14,021	1,516,231
Cimarex Energy Co.	471	27,191
Concho Resources, Inc.*	502	40,441
ConocoPhillips	6,733	390,447
Consol Energy, Inc.(a)	702	22,534
Continental Resources, Inc.*	380	27,926
Denbury Resources, Inc.*	2,017	32,675
Devon Energy Corp.	828	43,089
EOG Resources, Inc.	538	64,985
EQT Corp.	314	18,520
Exxon Mobil Corp.	30,091	2,604,376
Hess Corp.	1,439	76,209
HollyFrontier Corp.	2,227	103,667
Kinder Morgan, Inc.	1,855	65,537
Marathon Oil Corp.	3,853	118,133
Marathon Petroleum Corp.	2,752	173,376
Murphy Oil Corp.	780	46,449
Noble Energy, Inc.	194	19,738
Occidental Petroleum Corp.	5,037	385,885

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    125

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2012

Investments	Shares	Value
Peabody Energy Corp.	1,775	$47,233
Phillips 66	6,943	368,673
Pioneer Natural Resources Co.	339	36,134
QEP Resources, Inc.	376	11,382
Spectra Energy Corp.	2,362	64,672
Tesoro Corp.	899	39,601
Valero Energy Corp.	2,052	70,014
Whiting Petroleum Corp.*	620	26,889
Williams Cos., Inc. (The)	1,243	40,696

Total Oil, Gas & Consumable Fuels		6,738,217

Paper & Forest Products - 0.1%
International Paper Co.	1,102	43,903
MeadWestvaco Corp.	256	8,159

Total Paper & Forest Products		52,062

Personal Products - 0.1%
Avon Products, Inc.	1,569	22,531
Estee Lauder Cos., Inc. (The) Class A	972	58,184

Total Personal Products		80,715

Pharmaceuticals - 5.0%
Abbott Laboratories	6,580	430,990
Allergan, Inc.	768	70,449
Bristol-Myers Squibb Co.	3,577	116,575
Eli Lilly & Co.	5,331	262,925
Forest Laboratories, Inc.*	1,060	37,439
Hospira, Inc.*	185	5,780
Johnson & Johnson	10,284	720,908
Merck & Co., Inc.	9,780	400,393
Mylan, Inc.*	1,511	41,522
Perrigo Co.	269	27,984
Pfizer, Inc.	28,762	721,351
Watson Pharmaceuticals, Inc.*	126	10,836

Total Pharmaceuticals		2,847,152

Professional Services - 0.1%
Equifax, Inc.	359	19,429
IHS, Inc. Class A*	90	8,640
Verisk Analytics, Inc. Class A*	423	21,573

Total Professional Services		49,642

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	611	47,212
AvalonBay Communities, Inc.	113	15,322
Boston Properties, Inc.	178	18,834
Camden Property Trust	90	6,139
Digital Realty Trust, Inc.	148	10,048
Equity Residential	216	12,241
Essex Property Trust, Inc.	30	4,399
Federal Realty Investment Trust	91	9,466
HCP, Inc.	1,034	46,716
Health Care REIT, Inc.	79	4,842
Kimco Realty Corp.	356	6,878
Macerich Co. (The)	282	16,440
Plum Creek Timber Co., Inc.	305	13,533
Prologis, Inc.	71	2,591
Public Storage	239	34,645
Rayonier, Inc.	364	18,866
Realty Income Corp.	165	6,635
Simon Property Group, Inc.	625	98,806
SL Green Realty Corp.	131	10,041
Taubman Centers, Inc.	64	5,038
Ventas, Inc.	326	21,099
Vornado Realty Trust	290	23,223
Weyerhaeuser Co.	322	8,958

Total Real Estate Investment Trusts (REITs)		441,972

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	848	16,875

Road & Rail - 1.0%
CSX Corp.	6,270	123,707
Hertz Global Holdings, Inc.*	1,263	20,549
JB Hunt Transport Services, Inc.	268	16,003
Kansas City Southern	300	25,044
Norfolk Southern Corp.	1,899	117,434
Union Pacific Corp.	2,003	251,817

Total Road & Rail		554,554

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	1,162	40,019
Analog Devices, Inc.	1,057	44,457
Applied Materials, Inc.	6,454	73,834
Broadcom Corp. Class A	1,596	53,003
Intel Corp.	37,527	774,182
KLA-Tencor Corp.	999	47,712
Lam Research Corp.*	217	7,840
Linear Technology Corp.	809	27,749
Maxim Integrated Products, Inc.	802	23,579
Microchip Technology, Inc.(a)	641	20,890
NVIDIA Corp.	2,410	29,619
Texas Instruments, Inc.	3,521	108,940
Xilinx, Inc.	980	35,182

Total Semiconductors & Semiconductor Equipment		1,287,006

Software - 4.3%
Activision Blizzard, Inc.	4,918	52,229
Adobe Systems, Inc.*	1,362	51,320
ANSYS, Inc.*	196	13,199
Autodesk, Inc.*	522	18,453
BMC Software, Inc.*	574	22,765
CA, Inc.	2,713	59,632
Citrix Systems, Inc.*	333	21,895
Intuit, Inc.	799	47,541
Microsoft Corp.	52,502	1,403,378
Nuance Communications, Inc.*	206	4,598
Oracle Corp.	19,467	648,640
Red Hat, Inc.*	117	6,196
Symantec Corp.*	2,910	54,737
Synopsys, Inc.*	377	12,004
VMware, Inc. Class A*	501	47,164

Total Software		2,463,751

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	302	21,850
AutoZone, Inc.*	172	60,962
Bed Bath & Beyond, Inc.*	1,105	61,780
CarMax, Inc.*	807	30,295
Dick’s Sporting Goods, Inc.	404	18,378
Foot Locker, Inc.	651	20,910
Gap, Inc. (The)	1,479	45,908
Home Depot, Inc. (The)	4,632	286,489
Lowe’s Cos., Inc.	3,472	123,325
Ltd. Brands, Inc.	864	40,660
O’Reilly Automotive, Inc.*	411	36,752
PetSmart, Inc.	345	23,577
Ross Stores, Inc.	782	42,345
Staples, Inc.	4,925	56,145
Tiffany & Co.	484	27,753

See Notes to Schedule of Investments.

126    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2012

Investments	Shares	Value
TJX Cos., Inc. (The)	2,635	$111,856
Tractor Supply Co.	192	16,965
Ulta Salon Cosmetics & Fragrance, Inc.	91	8,942
Urban Outfitters, Inc.*	286	11,257

Total Specialty Retail		1,046,149

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,163	64,558
Fossil, Inc.*	210	19,551
NIKE, Inc. Class B	2,908	150,053
PVH Corp.	212	23,534
Ralph Lauren Corp.	274	41,078
Under Armour, Inc. Class A*	135	6,552
VF Corp.	419	63,256

Total Textiles, Apparel & Luxury Goods		368,582

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	2,321	30,405
Ocwen Financial Corp.*	216	7,472

Total Thrifts & Mortgage Finance		37,877

Tobacco - 1.7%
Altria Group, Inc.	7,993	251,140
Lorillard, Inc.	612	71,402
Philip Morris International, Inc.	6,791	567,999
Reynolds American, Inc.	2,345	97,154

Total Tobacco		987,695

Trading Companies & Distributors - 0.1%
Fastenal Co.	595	27,781
W.W. Grainger, Inc.	219	44,319

Total Trading Companies & Distributors		72,100

Water Utilities - 0.0%
American Water Works Co., Inc.	635	23,578

Wireless Telecommunication Services - 0.0%
Crown Castle International Corp.*	224	16,164

TOTAL COMMON STOCKS (Cost: $51,179,558)		56,676,987

EXCHANGE-TRADED FUNDS - 0.3%
WisdomTree Equity Income Fund (b) (Cost: $183,337)	4,021	184,604

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund 0.13%(c) (Cost: $366,897)(d)	366,897	366,897

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $51,729,792)(e)		57,228,488
Liabilities in Excess of Other Assets - (0.5)%		(291,288)

NET ASSETS - 100.0%		$56,937,200

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $358,148 and the total market value of the collateral held by the Fund was $366,897.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    127

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 106.4%

COMMON STOCKS - 99.4%

Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	8,457	$523,996
Cubic Corp.	3,402	163,194
Curtiss-Wright Corp.	4,617	151,576
Esterline Technologies Corp.*	3,223	205,015
Exelis, Inc.	47,107	530,896
HEICO Corp.	3,264	146,097
Hexcel Corp.*	9,963	268,602
Huntington Ingalls Industries, Inc.	8,298	359,635
Moog, Inc. Class A*	6,239	255,986
Teledyne Technologies, Inc.*	3,695	240,434
Triumph Group, Inc.	8,396	548,259

Total Aerospace & Defense		3,393,690

Airlines - 1.2%
Alaska Air Group, Inc.*	13,170	567,495
Allegiant Travel Co.	1,680	123,329
JetBlue Airways Corp.*	43,329	247,409
US Airways Group, Inc.*	80,947	1,092,784

Total Airlines		2,031,017

Auto Components - 2.6%
Allison Transmission Holdings, Inc.	48,554	991,473
Cooper Tire & Rubber Co.	24,910	631,718
Dana Holding Corp.	31,602	493,307
Dorman Products, Inc.	3,489	123,301
Gentex Corp.	16,235	305,543
Goodyear Tire & Rubber Co. (The)*	26,271	362,802
Lear Corp.	18,475	865,369
Tenneco, Inc.*	13,671	479,989

Total Auto Components		4,253,502

Automobiles - 0.1%
Thor Industries, Inc.	5,923	221,698

Beverages - 0.1%
Boston Beer Co., Inc. (The) Class A*(a)	773	103,930

Biotechnology - 0.6%
Cubist Pharmaceuticals, Inc.*	5,802	244,032
Myriad Genetics, Inc.*	7,638	208,135
Pharmacyclics, Inc.*	2,944	170,458
United Therapeutics Corp.*	8,050	430,031

Total Biotechnology		1,052,656

Building Products - 0.5%
A.O. Smith Corp.	3,284	207,122
Armstrong World Industries, Inc.	4,952	251,215
Lennox International, Inc.	4,255	223,472
Owens Corning*	3,320	122,807
Simpson Manufacturing Co., Inc.	2,216	72,663

Total Building Products		877,279

Capital Markets - 4.3%
American Capital Ltd.*	232,329	2,787,948
Ares Capital Corp.	45,956	804,230
Cohen & Steers, Inc.(a)	3,499	106,614
E*TRADE Financial Corp.*	14,723	131,771
Eaton Vance Corp.	10,616	338,120
Federated Investors, Inc. Class B(a)	13,601	275,148
GAMCO Investors, Inc. Class A	2,878	152,735
Greenhill & Co., Inc.	1,420	73,826
Janus Capital Group, Inc.	21,708	184,952
Jefferies Group, Inc.	23,524	436,841
Legg Mason, Inc.	11,701	300,950
LPL Financial Holdings, Inc.	9,736	274,166
Prospect Capital Corp.	26,931	292,740
SEI Investments Co.	15,034	350,893
Stifel Financial Corp.*	6,857	219,218
Waddell & Reed Financial, Inc. Class A	9,040	314,773

Total Capital Markets		7,044,925

Chemicals - 3.2%
Cabot Corp.	8,207	326,557
Chemtura Corp.*	8,572	182,241
Cytec Industries, Inc.	3,002	206,628
Georgia Gulf Corp.	2,701	111,497
H.B. Fuller Co.	3,134	109,126
Huntsman Corp.	52,455	834,034
Intrepid Potash, Inc.	8,063	171,661
Kronos Worldwide, Inc.(a)	34,855	679,673
Minerals Technologies, Inc.	3,399	135,688
NewMarket Corp.	1,472	385,958
Olin Corp.	9,981	215,490
PolyOne Corp.	7,716	157,561
Rockwood Holdings, Inc.	15,564	769,795
RPM International, Inc.	12,209	358,456
Scotts Miracle-Gro Co. (The) Class A	3,279	144,440
Sensient Technologies Corp.	6,087	216,454
Valhi, Inc.	29,210	365,125

Total Chemicals		5,370,384

Commercial Banks - 6.3%
Associated Banc-Corp.	22,220	291,526
BancorpSouth, Inc.	8,999	130,845
Bank of Hawaii Corp.	6,349	279,673
BOK Financial Corp.	10,722	583,920
CapitalSource, Inc.	107,397	814,069
Cathay General Bancorp	9,865	192,368
City National Corp.	6,731	333,319
Commerce Bancshares, Inc.	13,409	470,120
Cullen/Frost Bankers, Inc.	7,303	396,334
East West Bancorp, Inc.	21,875	470,094
First Citizens BancShares, Inc. Class A	1,365	223,178
First Niagara Financial Group, Inc.	31,493	249,739
First Republic Bank	19,128	627,016
FirstMerit Corp.	15,458	219,349
FNB Corp.	16,581	176,090
Fulton Financial Corp.	27,830	267,446
Hancock Holding Co.	6,452	204,786
Iberiabank Corp.	2,515	123,537
Investors Bancorp, Inc.	8,883	157,940
National Penn Bancshares, Inc.	17,454	162,671
Popular, Inc.*	13,892	288,815
PrivateBancorp, Inc.	5,809	88,994
Prosperity Bancshares, Inc.	6,409	269,178
Signature Bank*	4,325	308,546
Sterling Financial Corp.	32,560	679,853
Susquehanna Bancshares, Inc.	15,361	160,983
SVB Financial Group*	4,977	278,563
Synovus Financial Corp.	54,920	134,554
Texas Capital Bancshares, Inc.*	4,500	201,690
Trustmark Corp.	8,561	192,280
UMB Financial Corp.	5,002	219,288
Umpqua Holdings Corp.	13,167	155,239
United Bankshares, Inc.	5,531	134,514
Valley National Bancorp	24,297	225,962

See Notes to Schedule of Investments.

128    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
Webster Financial Corp.	12,740	$261,807
Wintrust Financial Corp.	4,173	153,149
Zions Bancorp.	15,227	325,858

Total Commercial Banks		10,453,293

Commercial Services & Supplies - 2.5%
Avery Dennison Corp.	7,515	262,424
Brink’s Co. (The)	3,765	107,415
Clean Harbors, Inc.*	3,548	195,175
Copart, Inc.*	10,705	315,798
Corrections Corp. of America	7,625	270,459
Covanta Holding Corp.	4,687	86,335
Deluxe Corp.	8,978	289,451
Geo Group, Inc. (The)	4,501	126,928
Healthcare Services Group, Inc.	3,235	75,149
HNI Corp.	2,957	88,887
KAR Auction Services, Inc.	7,692	155,686
Mine Safety Appliances Co.	2,664	113,779
Pitney Bowes, Inc.(a)	64,134	682,386
Portfolio Recovery Associates, Inc.*	2,083	222,589
Rollins, Inc.	8,227	181,323
Steelcase, Inc. Class A	9,082	115,705
Tetra Tech, Inc.*	6,895	182,373
UniFirst Corp.	2,170	159,104
United Stationers, Inc.	5,749	178,162
Waste Connections, Inc.	8,597	290,493

Total Commercial Services & Supplies		4,099,621

Communications Equipment - 1.1%
Acme Packet, Inc.*	562	12,431
ADTRAN, Inc.(a)	5,929	115,853
Arris Group, Inc.*	2,039	30,463
Brocade Communications Systems, Inc.*	47,280	252,002
EchoStar Corp. Class A*	9,093	311,162
Finisar Corp.*(a)	2,509	40,897
InterDigital, Inc.	11,614	477,335
Loral Space & Communications, Inc.	482	26,346
NETGEAR, Inc.*	4,230	166,747
Plantronics, Inc.	5,005	184,534
Polycom, Inc.*	8,375	87,603
Riverbed Technology, Inc.*	6,216	122,580

Total Communications Equipment		1,827,953

Computers & Peripherals - 0.8%
3D Systems Corp.*(a)	1,216	64,874
Diebold, Inc.	9,709	297,192
Lexmark International, Inc. Class A	12,130	281,295
NCR Corp.*	24,160	615,597

Total Computers & Peripherals		1,258,958

Construction & Engineering - 1.4%
AECOM Technology Corp.*	18,832	448,202
EMCOR Group, Inc.	6,766	234,171
KBR, Inc.	21,815	652,705
MasTec, Inc.*	7,234	180,344
Shaw Group, Inc. (The)*	6,128	285,626
URS Corp.	12,832	503,784

Total Construction & Engineering		2,304,832

Construction Materials - 0.1%
Eagle Materials, Inc.	1,537	89,915
Martin Marietta Materials, Inc.(a)	1,348	127,089

Total Construction Materials		217,004

Consumer Finance - 0.5%
Credit Acceptance Corp.*	3,834	389,841
First Cash Financial Services, Inc.*	2,687	133,329
Nelnet, Inc. Class A	11,956	356,169

Total Consumer Finance		879,339

Containers & Packaging - 1.8%
Aptargroup, Inc.	6,083	290,281
Bemis Co., Inc.	8,427	281,967
Graphic Packaging Holding Co.*	100,606	649,915
Greif, Inc. Class A	4,829	214,891
Owens-Illinois, Inc.*	14,482	308,032
Packaging Corp. of America	6,845	263,327
Rock-Tenn Co. Class A	5,399	377,444
Silgan Holdings, Inc.	6,568	273,163
Sonoco Products Co.	10,021	297,924

Total Containers & Packaging		2,956,944

Distributors - 0.1%
Pool Corp.	3,782	160,054

Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A*	34,924	730,610
Coinstar, Inc.*(a)	5,341	277,786
DeVry, Inc.	13,163	312,358
Hillenbrand, Inc.	8,061	182,259
Service Corp. International	18,559	256,300
Sotheby’s	5,766	193,853
Weight Watchers International, Inc.(a)	8,659	453,385

Total Diversified Consumer Services		2,406,551

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	8,821	259,867
MSCI, Inc. Class A*	9,842	305,003
NASDAQ OMX Group, Inc. (The)	25,871	647,034

Total Diversified Financial Services		1,211,904

Diversified Telecommunication Services - 0.1%
tw telecom, inc.*	5,180	131,935

Electric Utilities - 2.4%
ALLETE, Inc.	3,792	155,396
Cleco Corp.	7,550	302,075
El Paso Electric Co.	5,000	159,550
Great Plains Energy, Inc.	16,409	333,267
Hawaiian Electric Industries, Inc.	8,802	221,282
IDACORP, Inc.	6,353	275,403
ITC Holdings Corp.	4,071	313,101
NV Energy, Inc.	27,333	495,821
Pepco Holdings, Inc.(a)	25,044	491,113
PNM Resources, Inc.	9,559	196,055
Portland General Electric Co.	8,058	220,467
UIL Holdings Corp.	4,191	150,080
UNS Energy Corp.	3,944	167,304
Westar Energy, Inc.	14,802	423,633

Total Electric Utilities		3,904,547

Electrical Equipment - 1.8%
Acuity Brands, Inc.	3,113	210,843
Babcock & Wilcox Co. (The)	14,149	370,704
Belden, Inc.	5,122	230,439
Brady Corp. Class A	5,245	175,183
EnerSys*	8,144	306,459
Franklin Electric Co., Inc.	2,018	125,459
Generac Holdings, Inc.	17,449	598,675

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    129

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
General Cable Corp.*	4,953	$150,621
GrafTech International Ltd.*(a)	29,455	276,582
Polypore International, Inc.*(a)	3,172	147,498
Regal-Beloit Corp.	4,919	346,642

Total Electrical Equipment		2,939,105

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc.	4,923	314,974
Arrow Electronics, Inc.*	23,113	880,143
Avnet, Inc.*	27,659	846,642
Cognex Corp.	3,441	126,698
Dolby Laboratories, Inc. Class A(a)	16,520	484,532
FEI Co.	3,848	213,410
FLIR Systems, Inc.	18,590	414,743
Ingram Micro, Inc. Class A*	32,120	543,470
IPG Photonics Corp.(a)	3,913	260,801
Itron, Inc.*	3,157	140,644
Jabil Circuit, Inc.	38,261	738,055
Littelfuse, Inc.	2,223	137,181
Molex, Inc.(a)	16,970	463,790
National Instruments Corp.	6,586	169,985
SYNNEX Corp.*	8,159	280,506
Tech Data Corp.*	8,143	370,751
Vishay Intertechnology, Inc.*	22,216	236,156

Total Electronic Equipment, Instruments & Components		6,622,481

Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc.*	9,583	438,806
Bristow Group, Inc.	3,094	166,024
CARBO Ceramics, Inc.(a)	2,547	199,532
Dresser-Rand Group, Inc.*	5,439	305,346
Dril-Quip, Inc.*	2,708	197,819
Forum Energy Technologies, Inc.*	9,172	227,007
Helix Energy Solutions Group, Inc.*	13,347	275,482
Hornbeck Offshore Services, Inc.*	1,916	65,795
Lufkin Industries, Inc.	2,342	136,141
Oil States International, Inc.*	10,931	782,004
Patterson-UTI Energy, Inc.(a)	28,718	535,016
RPC, Inc.(a)	42,504	520,249
SEACOR Holdings, Inc.	603	50,531
Superior Energy Services, Inc.*	26,732	553,887
Tidewater, Inc.	5,057	225,947
Unit Corp.*	5,167	232,773

Total Energy Equipment & Services		4,912,359

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	3,937	209,055
Fresh Market, Inc. (The)*	2,062	99,162
Harris Teeter Supermarkets, Inc.	4,528	174,600
PriceSmart, Inc.	1,551	119,504
Safeway, Inc.(a)	45,400	821,286
United Natural Foods, Inc.*	2,965	158,894

Total Food & Staples Retailing		1,582,501

Food Products - 1.4%
B&G Foods, Inc.	3,662	103,671
Darling International, Inc.*	14,439	231,602
Dean Foods Co.*	16,573	273,620
Flowers Foods, Inc.	8,508	197,981
Hain Celestial Group, Inc. (The)*	2,651	143,737
Hillshire Brands Co.	2,424	68,211
Lancaster Colony Corp.	2,603	180,102
Pilgrim’s Pride Corp.*	15,885	115,166
Smithfield Foods, Inc.*	27,806	599,776
Snyders-Lance, Inc.	4,340	104,637
Tootsie Roll Industries, Inc.(a)	3,314	85,899
TreeHouse Foods, Inc.*	3,131	163,219

Total Food Products		2,267,621

Gas Utilities - 1.6%
AGL Resources, Inc.	8,466	338,386
Atmos Energy Corp.	9,608	337,433
National Fuel Gas Co.	7,018	355,742
New Jersey Resources Corp.	4,018	159,193
Piedmont Natural Gas Co., Inc.	5,896	184,604
Questar Corp.	18,368	362,952
South Jersey Industries, Inc.	3,239	163,019
Southwest Gas Corp.	4,980	211,202
UGI Corp.	10,096	330,240
WGL Holdings, Inc.	4,899	191,992

Total Gas Utilities		2,634,763

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.*	5,990	166,222
Cooper Cos., Inc. (The)	4,473	413,663
Cyberonics, Inc.*	1,324	69,550
Haemonetics Corp.*	2,394	97,771
Hill-Rom Holdings, Inc.	7,780	221,730
Sirona Dental Systems, Inc.*	3,278	211,300
STERIS Corp.	7,497	260,371
Teleflex, Inc.	3,537	252,223
Thoratec Corp.*	4,014	150,605
Volcano Corp.*	2,585	61,032
West Pharmaceutical Services, Inc.	2,514	137,642

Total Health Care Equipment & Supplies		2,042,109

Health Care Providers & Services - 3.2%
Air Methods Corp.	3,564	131,476
Centene Corp.*	1,364	55,924
Chemed Corp.	2,350	161,187
Community Health Systems, Inc.	11,157	342,966
Health Management Associates, Inc. Class A*	30,656	285,714
Health Net, Inc.*	3,981	96,738
HealthSouth Corp.*	13,398	282,832
HMS Holdings Corp.*	2,869	74,365
LifePoint Hospitals, Inc.*	6,079	229,482
Magellan Health Services, Inc.*	4,856	237,944
Mednax, Inc.*	5,102	405,711
Molina Healthcare, Inc.*	607	16,425
MWI Veterinary Supply, Inc.*	781	85,910
Omnicare, Inc.	11,162	402,948
Owens & Minor, Inc.(a)	7,055	201,138
Patterson Cos., Inc.	11,070	378,926
PSS World Medical, Inc.*	4,321	124,791
Select Medical Holdings Corp.	26,530	250,178
Team Health Holdings, Inc.*	3,886	111,800
Tenet Healthcare Corp.*	4,958	160,986
Universal Health Services, Inc. Class B	13,811	667,762
VCA Antech, Inc.*	10,092	212,437
WellCare Health Plans, Inc.*	8,941	435,337

Total Health Care Providers & Services		5,352,977

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	9,639	90,799
athenahealth, Inc.*(a)	429	31,510

Total Health Care Technology		122,309

See Notes to Schedule of Investments.

130    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc.*	4,338	$193,952
Brinker International, Inc.	8,714	270,047
Buffalo Wild Wings, Inc.*	1,289	93,865
Cheesecake Factory, Inc. (The)	5,556	181,792
Choice Hotels International, Inc.(a)	6,364	213,958
Cracker Barrel Old Country Store, Inc.	2,773	178,193
Domino’s Pizza, Inc.	4,465	194,451
Dunkin’ Brands Group, Inc.(a)	5,644	187,268
International Game Technology	27,754	393,274
International Speedway Corp. Class A	3,526	97,388
Life Time Fitness, Inc.*	3,934	193,592
Marriott Vacations Worldwide Corp.*	1,306	54,421
Papa John’s International, Inc.*	1,957	107,518
Penn National Gaming, Inc.*	6,826	335,225
Six Flags Entertainment Corp.	1,776	108,691
Vail Resorts, Inc.	594	32,129

Total Hotels, Restaurants & Leisure		2,835,764

Household Durables - 1.5%
Harman International Industries, Inc.	13,550	604,872
Jarden Corp.*	8,566	442,862
Leggett & Platt, Inc.	11,418	310,798
M.D.C. Holdings, Inc.	337	12,388
NVR, Inc.*	294	270,480
Ryland Group, Inc. (The)	624	22,776
Standard Pacific Corp.*	8,255	60,674
Tempur-Pedic International, Inc.*(a)	7,817	246,158
Tupperware Brands Corp.	6,779	434,534

Total Household Durables		2,405,542

Household Products - 0.0%
Spectrum Brands Holdings, Inc.*	1,795	80,649

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	7,827	459,914
Seaboard Corp.	212	536,335

Total Industrial Conglomerates		996,249

Insurance - 5.3%
American Financial Group, Inc.	14,456	571,301
American National Insurance Co.	3,741	255,473
AmTrust Financial Services, Inc.	10,003	286,986
Arthur J. Gallagher & Co.	9,878	342,273
Assurant, Inc.	29,024	1,007,133
Brown & Brown, Inc.	11,624	295,947
CNO Financial Group, Inc.	27,035	252,237
First American Financial Corp.	18,464	444,798
Genworth Financial, Inc. Class A*	81,738	613,852
Hanover Insurance Group, Inc. (The)	6,846	265,214
HCC Insurance Holdings, Inc.	16,725	622,337
Kemper Corp.	4,236	124,962
Markel Corp.*(a)	859	372,308
Mercury General Corp.	4,896	194,322
Primerica, Inc.	10,212	306,462
ProAssurance Corp.	12,100	510,499
Protective Life Corp.	20,316	580,631
Reinsurance Group of America, Inc.	16,074	860,281
RLI Corp.	2,657	171,802
StanCorp Financial Group, Inc.	8,638	316,755
Symetra Financial Corp.	27,849	361,480

Total Insurance		8,757,053

Internet & Catalog Retail - 0.2%
HomeAway, Inc.*(a)	823	18,106
HSN, Inc.	4,190	230,785
Netflix, Inc.*(a)	1,005	93,244

Total Internet & Catalog Retail		342,135

Internet Software & Services - 1.5%
AOL, Inc.	58,456	1,730,882
IAC/InterActiveCorp	6,207	293,591
j2 Global, Inc.	6,836	209,045
Liquidity Services, Inc.*	2,109	86,174
ValueClick, Inc.*	8,139	157,978

Total Internet Software & Services		2,477,670

IT Services - 3.0%
Acxiom Corp.*	5,899	102,997
Booz Allen Hamilton Holding Corp.	26,652	370,996
Broadridge Financial Solutions, Inc.	10,245	234,406
Convergys Corp.	9,402	154,287
CoreLogic, Inc.*	7,412	199,531
DST Systems, Inc.	6,383	386,810
FleetCor Technologies, Inc.*	5,999	321,846
Gartner, Inc.*	5,782	266,088
Global Payments, Inc.	6,743	305,458
Jack Henry & Associates, Inc.	7,152	280,787
Lender Processing Services, Inc.	15,746	387,666
MAXIMUS, Inc.	2,230	140,981
NeuStar, Inc. Class A*	5,650	236,904
Sapient Corp.*	12,016	126,889
Syntel, Inc.	5,722	306,642
Total System Services, Inc.	19,503	417,754
Vantiv, Inc. Class A*	3,688	75,309
VeriFone Systems, Inc.*	14,275	423,682
WEX, Inc.*	2,452	184,807

Total IT Services		4,923,840

Leisure Equipment & Products - 0.1%
Brunswick Corp.	6,202	180,416

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A*	2,887	303,279
Bruker Corp.*	11,810	180,339
Charles River Laboratories International, Inc.*	4,535	169,927
Covance, Inc.*	3,460	199,884
PAREXEL International Corp.*	3,883	114,898
PerkinElmer, Inc.	1,710	54,275
Techne Corp.	2,847	194,564

Total Life Sciences Tools & Services		1,217,166

Machinery - 6.2%
Actuant Corp. Class A	9,375	261,656
AGCO Corp.*	25,444	1,249,809
Chart Industries, Inc.*	1,478	98,538
CLARCOR, Inc.	4,799	229,296
Crane Co.	608	28,138
Gardner Denver, Inc.	6,241	427,508
Graco, Inc.	4,581	235,876
IDEX Corp.	7,869	366,145
Kennametal, Inc.	12,333	493,320
Lincoln Electric Holdings, Inc.	9,264	450,972
Manitowoc Co., Inc. (The)	9,470	148,490
Middleby Corp.*	1,571	201,418
Mueller Industries, Inc.	2,654	132,780

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    131

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
Navistar International Corp.*	2,508	$54,599
Nordson Corp.	6,288	396,899
Oshkosh Corp.*	13,797	409,081
Rexnord Corp.*(a)	2,746	58,490
Robbins & Myers, Inc.	4,584	272,519
Sauer-Danfoss, Inc.	6,694	357,259
Snap-On, Inc.	6,980	551,350
SPX Corp.	4,189	293,858
Terex Corp.*	8,853	248,858
Timken Co. (The)	19,246	920,536
Toro Co. (The)	5,527	237,550
Trinity Industries, Inc.	9,234	330,762
Valmont Industries, Inc.	3,775	515,476
WABCO Holdings, Inc.*	8,956	583,842
Wabtec Corp.	4,604	403,034
Watts Water Technologies, Inc. Class A	2,470	106,185
Woodward, Inc.	6,306	240,448

Total Machinery		10,304,692

Marine - 0.2%
Kirby Corp.*	6,087	376,724

Media - 1.6%
AMC Networks, Inc. Class A*	5,524	273,438
Cinemark Holdings, Inc.	10,834	281,467
DreamWorks Animation SKG, Inc. Class A*(a)	7,898	130,870
Gannett Co., Inc.	35,778	644,362
John Wiley & Sons, Inc. Class A	9,686	377,076
Lamar Advertising Co. Class A*	153	5,929
Madison Square Garden, Inc. Class A*	4,152	184,141
Meredith Corp.(a)	5,434	187,201
Morningstar, Inc.	2,823	177,369
Regal Entertainment Group Class A(a)	15,125	210,994
Washington Post Co. (The) Class B	617	225,335

Total Media		2,698,182

Metals & Mining - 2.8%
Allegheny Technologies, Inc.	7,743	235,077
Allied Nevada Gold Corp.*	2,986	89,968
Carpenter Technology Corp.	5,138	265,275
Cliffs Natural Resources, Inc.(a)	44,702	1,723,709
Coeur d’Alene Mines Corp.*	1,968	48,413
Commercial Metals Co.	24,884	369,776
Compass Minerals International, Inc.	2,440	182,292
Hecla Mining Co.	10,797	62,947
Reliance Steel & Aluminum Co.	11,386	707,071
Steel Dynamics, Inc.	17,408	239,012
Stillwater Mining Co.*(a)	9,078	116,017
United States Steel Corp.(a)	2,950	70,416
Walter Energy, Inc.	8,105	290,807
Worthington Industries, Inc.	8,439	219,330

Total Metals & Mining		4,620,110

Multiline Retail - 0.8%
Big Lots, Inc.*	11,326	322,338
Dillard’s, Inc. Class A	9,836	823,962
Saks, Inc.*(a)	12,500	131,375

Total Multiline Retail		1,277,675

Multi-Utilities - 1.0%
Avista Corp.	6,767	163,152
Black Hills Corp.	1,437	52,221
Integrys Energy Group, Inc.	7,263	379,274
MDU Resources Group, Inc.	10,044	213,334
NorthWestern Corp.	3,300	114,609
TECO Energy, Inc.	26,820	449,503
Vectren Corp.	9,227	271,274

Total Multi-Utilities		1,643,367

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	5,415	212,701

Oil, Gas & Consumable Fuels - 3.1%
CVR Energy, Inc.*	15,094	736,436
Delek US Holdings, Inc.	13,585	343,972
Energen Corp.	7,906	356,482
Gulfport Energy Corp.*	4,033	154,141
Laredo Petroleum Holdings, Inc.*	11,666	211,855
Newfield Exploration Co.*	18,913	506,490
Oasis Petroleum, Inc.*	5,530	175,854
Plains Exploration & Production Co.*	3,638	170,768
Rosetta Resources, Inc.*	6,540	296,654
SandRidge Energy, Inc.*(a)	204,736	1,300,074
SemGroup Corp. Class A*	841	32,866
Targa Resources Corp.	1,229	64,940
W&T Offshore, Inc.	10,586	169,694
Western Refining, Inc.	7,710	217,345
World Fuel Services Corp.	8,443	347,598

Total Oil, Gas & Consumable Fuels		5,085,169

Personal Products - 0.3%
Elizabeth Arden, Inc.*	1,816	81,738
Nu Skin Enterprises, Inc. Class A(a)	9,100	337,155

Total Personal Products		418,893

Pharmaceuticals - 0.7%
Akorn, Inc.*	4,135	55,244
Endo Pharmaceuticals Holdings, Inc.*	13,408	352,228
Impax Laboratories, Inc.*	6,356	130,234
Questcor Pharmaceuticals, Inc.(a)	10,070	269,070
Salix Pharmaceuticals Ltd.*	4,068	164,673
Viropharma, Inc.*	5,067	115,325

Total Pharmaceuticals		1,086,774

Professional Services - 1.1%
Advisory Board Co. (The)*	983	45,995
Corporate Executive Board Co. (The)	1,870	88,750
CoStar Group, Inc.*	183	16,355
Dun & Bradstreet Corp. (The)(a)	5,623	442,249
FTI Consulting, Inc.*	4,715	155,595
Manpower, Inc.	8,999	381,917
Robert Half International, Inc.	11,083	352,661
Towers Watson & Co. Class A	7,297	410,164

Total Professional Services		1,893,686

Real Estate Investment Trusts (REITs) - 2.5%
Alexander’s, Inc.	247	81,708
Alexandria Real Estate Equities, Inc.	2,098	145,433
American Campus Communities, Inc.	1,833	84,556
BioMed Realty Trust, Inc.	814	15,735
BRE Properties, Inc.	2,472	125,652
CBL & Associates Properties, Inc.	9,364	198,611
Colonial Properties Trust	643	13,741
CommonWealth REIT	1,305	20,671
Douglas Emmett, Inc.	1,529	35,626
DuPont Fabros Technology, Inc.	2,039	49,262
EastGroup Properties, Inc.	798	42,940
EPR Properties	4,161	191,864
Equity Lifestyle Properties, Inc.	780	52,486

See Notes to Schedule of Investments.

132    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
Equity One, Inc.	1,031	$21,661
Extra Space Storage, Inc.	4,826	175,618
Government Properties Income Trust	3,743	89,720
Healthcare Realty Trust, Inc.	430	10,324
Highwoods Properties, Inc.	2,262	75,664
Home Properties, Inc.	1,711	104,901
Hospitality Properties Trust	9,005	210,897
LaSalle Hotel Properties	2,424	61,545
Lexington Realty Trust	29,367	306,885
Liberty Property Trust	6,125	219,091
Mack-Cali Realty Corp.	4,349	113,552
Medical Properties Trust, Inc.	8,734	104,459
Mid-America Apartment Communities, Inc.	1,473	95,377
National Health Investors, Inc.	2,045	115,604
National Retail Properties, Inc.	6,018	187,762
Omega Healthcare Investors, Inc.	8,085	192,827
Piedmont Office Realty Trust, Inc. Class A	7,560	136,458
Post Properties, Inc.	2,310	115,385
Potlatch Corp.	797	31,234
PS Business Parks, Inc.	587	38,143
Regency Centers Corp.	566	26,670
RLJ Lodging Trust	2,401	46,507
Senior Housing Properties Trust	9,968	235,644
Tanger Factory Outlet Centers, Inc.	2,509	85,808
Washington Real Estate Investment Trust	400	10,460
Weingarten Realty Investors	1,112	29,768
WP Carey, Inc.(a)	2,999	156,398

Total Real Estate Investment Trusts (REITs)		4,056,647

Real Estate Management & Development - 0.4%
Howard Hughes Corp. (The)*	2,847	207,888
Jones Lang LaSalle, Inc.	3,773	316,706
Sovran Self Storage, Inc.	1,224	76,010

Total Real Estate Management & Development		600,604

Road & Rail - 1.0%
AMERCO	2,923	370,666
Avis Budget Group, Inc.*	8,482	168,113
Con-way, Inc.	5,310	147,724
Genesee & Wyoming, Inc. Class A*	1,540	117,163
Landstar System, Inc.	4,497	235,913
Old Dominion Freight Line, Inc.*	8,841	303,069
Ryder System, Inc.	3,499	174,705
Werner Enterprises, Inc.	7,694	166,729

Total Road & Rail		1,684,082

Semiconductors & Semiconductor Equipment - 1.5%
Atmel Corp.*	22,383	146,609
Cirrus Logic, Inc.*	6,924	200,588
Cree, Inc.*	2,614	88,824
Cymer, Inc.*	1,133	102,457
Cypress Semiconductor Corp.	5,632	61,051
Fairchild Semiconductor International, Inc.*	6,947	100,037
Hittite Microwave Corp.*	2,140	132,894
LSI Corp.*	39,145	277,146
MKS Instruments, Inc.	5,112	131,787
ON Semiconductor Corp.*	9,901	69,802
Semtech Corp.*	3,405	98,575
Silicon Laboratories, Inc.*	2,141	89,515
Skyworks Solutions, Inc.*	17,446	354,154
Teradyne, Inc.*	39,245	662,848

Total Semiconductors & Semiconductor Equipment		2,516,287

Software - 1.6%
ACI Worldwide, Inc.*	1,100	48,059
Aspen Technology, Inc.*	122	3,372
Cadence Design Systems, Inc.*	18,270	246,828
CommVault Systems, Inc.*	1,014	70,686
Compuware Corp.*	11,992	130,353
Factset Research Systems, Inc.(a)	3,672	323,356
Fair Isaac Corp.	3,866	162,488
Fortinet, Inc.*	5,105	107,562
Guidewire Software, Inc.*	858	25,500
Informatica Corp.*	5,182	157,118
Mentor Graphics Corp.*	13,382	227,762
MICROS Systems, Inc.*	7,178	304,634
Progress Software Corp.*	2,463	51,699
QLIK Technologies, Inc.*	547	11,881
RealPage, Inc.*	225	4,853
SolarWinds, Inc.*	2,523	132,331
Solera Holdings, Inc.	3,709	198,320
Sourcefire, Inc.*	241	11,380
SS&C Technologies Holdings, Inc.*	3,433	79,371
TIBCO Software, Inc.*	10,549	232,184
Tyler Technologies, Inc.*	1,153	55,851
Ultimate Software Group, Inc.*	185	17,466

Total Software		2,603,054

Specialty Retail - 4.4%
Aaron’s, Inc.	9,017	255,001
Abercrombie & Fitch Co. Class A	3,958	189,865
American Eagle Outfitters, Inc.	16,090	330,006
ANN, Inc.*	4,894	165,613
Ascena Retail Group, Inc.*	16,195	299,445
AutoNation, Inc.*	13,847	549,726
Buckle, Inc. (The)	6,246	278,821
Cabela’s, Inc.*	7,671	320,264
Chico’s FAS, Inc.	14,886	274,796
DSW, Inc. Class A	3,960	260,132
Express, Inc.*	18,154	273,944
GameStop Corp. Class A(a)	20,911	524,657
Genesco, Inc.*	3,280	180,400
GNC Holdings, Inc. Class A	11,859	394,667
Group 1 Automotive, Inc.	2,832	175,556
Guess?, Inc.	16,294	399,855
Hibbett Sports, Inc.*	2,169	114,306
Lumber Liquidators Holdings, Inc.*	1,418	74,913
Men’s Wearhouse, Inc. (The)	6,929	215,908
Penske Automotive Group, Inc.	11,074	333,217
Pier 1 Imports, Inc.	15,584	311,680
Rent-A-Center, Inc.	9,080	311,989
Sally Beauty Holdings, Inc.*	16,230	382,541
Select Comfort Corp.*	5,457	142,810
Vitamin Shoppe, Inc.*	1,771	101,585
Williams-Sonoma, Inc.	9,521	416,734

Total Specialty Retail		7,278,431

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.*	4,897	272,518
Columbia Sportswear Co.(a)	3,179	169,631
Deckers Outdoor Corp.*(a)	7,770	312,898
Hanesbrands, Inc.*	9,718	348,099
Iconix Brand Group, Inc.*	9,085	202,777
Steven Madden Ltd.*	4,559	192,709

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    133

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2012

Investments	Shares	Value
Tumi Holdings, Inc.*	2,547	$53,105
Warnaco Group, Inc. (The)*	2,242	160,460
Wolverine World Wide, Inc.	4,704	192,770

Total Textiles, Apparel & Luxury Goods		1,904,967

Thrifts & Mortgage Finance - 0.9%
BankUnited, Inc.	13,007	317,891
Capitol Federal Financial, Inc.	11,220	131,162
EverBank Financial Corp.	5,520	82,303
Nationstar Mortgage Holdings, Inc.*(a)	9,111	282,259
People’s United Financial, Inc.	31,538	381,294
TFS Financial Corp.*	2,318	22,299
Washington Federal, Inc.	15,493	261,367

Total Thrifts & Mortgage Finance		1,478,575

Tobacco - 0.0%
Vector Group Ltd.(a)	2,170	32,268

Trading Companies & Distributors - 1.3%
Air Lease Corp.*	7,701	165,572
Applied Industrial Technologies, Inc.	4,844	203,497
Beacon Roofing Supply, Inc.*	4,097	136,348
GATX Corp.	5,158	223,341
MRC Global, Inc.*	8,291	230,324
MSC Industrial Direct Co., Inc. Class A	6,150	463,587
United Rentals, Inc.*	2,295	104,468
Watsco, Inc.	2,212	165,679
WESCO International, Inc.*	6,002	404,715

Total Trading Companies & Distributors		2,097,531

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	1,350	61,506

Water Utilities - 0.2%
Aqua America, Inc.	10,140	257,759

Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc.*	71,530	711,008
Telephone & Data Systems, Inc.	10,119	224,035
United States Cellular Corp.*	7,779	274,132

Total Wireless Telecommunication Services		1,209,175

TOTAL COMMON STOCKS (Cost: $147,855,728)		164,253,584

EXCHANGE-TRADED FUND - 0.5%
WisdomTree MidCap Dividend Fund(b) (Cost: $760,443)	13,866	796,324

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

MONEY MARKET FUND - 6.5%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $10,719,637)(d)	10,719,637	10,719,637

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $159,335,808)(e)		175,769,545
Liabilities in Excess of Other Assets - (6.4)%		(10,624,087)

NET ASSETS - 100.0%		$165,145,458

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $10,406,169 and the total market value of the collateral held by the Fund was $10,719,637.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

134    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 106.5%

COMMON STOCKS - 99.4%

Aerospace & Defense - 1.0%
AAR Corp.	16,259	$303,718
Aerovironment, Inc.*	6,217	135,158
American Science & Engineering, Inc.	1,456	94,946
Astronics Corp.*	4,519	103,395
Astronics Corp. Class B*	403	8,745
GenCorp, Inc.*(a)	4,962	45,402
GeoEye, Inc.*	9,092	279,397
KEYW Holding Corp. (The)*(a)	757	9,606
LMI Aerospace, Inc.*	4,373	84,574
National Presto Industries, Inc.(a)	2,791	192,858
Orbital Sciences Corp.*	20,491	282,161
Taser International, Inc.*	2,912	26,033

Total Aerospace & Defense		1,565,993

Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc.*	27,912	111,927
Atlas Air Worldwide Holdings, Inc.*	11,832	524,276
Forward Air Corp.	7,209	252,387
HUB Group, Inc. Class A*	9,728	326,861
Pacer International, Inc.*	3,909	15,245
Park-Ohio Holdings Corp.*	11,748	250,350

Total Air Freight & Logistics		1,481,046

Airlines - 0.6%
Hawaiian Holdings, Inc.*	48,360	317,725
SkyWest, Inc.	7,194	89,637
Spirit Airlines, Inc.*	31,868	564,701

Total Airlines		972,063

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	31,393	351,602
Drew Industries, Inc.	5,394	173,957
Fuel Systems Solutions, Inc.*	2,309	33,942
Gentherm, Inc.*	5,630	74,879
Modine Manufacturing Co.*	7,357	59,812
Spartan Motors, Inc.	984	4,851
Standard Motor Products, Inc.	13,709	304,614
Superior Industries International, Inc.	17,142	349,697

Total Auto Components		1,353,354

Automobiles - 0.1%
Winnebago Industries, Inc.*	12,012	205,766

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	1,857	123,490
National Beverage Corp.	15,084	220,076

Total Beverages		343,566

Biotechnology - 1.4%
Acorda Therapeutics, Inc.*	6,638	165,021
Astex Pharmaceuticals*	3,174	9,236
Curis, Inc.*(a)	2,559	8,777
Emergent Biosolutions, Inc.*	10,396	166,752
Exelixis, Inc.*(a)	60,172	274,986
Genomic Health, Inc.*(a)	1,517	41,353
Immunomedics, Inc.*	1,289	3,764
PDL BioPharma, Inc.(a)	131,016	923,663
Repligen Corp.*	471	2,963
Sciclone Pharmaceuticals, Inc.*	38,004	163,797
Spectrum Pharmaceuticals, Inc.(a)	40,129	449,044

Total Biotechnology		2,209,356

Building Products - 0.5%
AAON, Inc.	5,068	105,769
Ameresco, Inc. Class A*	13,663	134,034
Apogee Enterprises, Inc.	2,854	68,410
Gibraltar Industries, Inc.*	2,920	46,486
Griffon Corp.	5,869	67,259
Insteel Industries, Inc.	778	9,709
Nortek, Inc.*	1,014	67,178
Patrick Industries, Inc.*	8,010	124,636
Universal Forest Products, Inc.	2,425	92,247

Total Building Products		715,728

Capital Markets - 3.7%
Arlington Asset Investment Corp. Class A	5,132	106,592
Artio Global Investors, Inc.	48,401	91,962
BGC Partners, Inc. Class A	23,226	80,362
BlackRock Kelso Capital Corp.	29,169	293,440
Calamos Asset Management, Inc. Class A	6,344	67,056
Capital Southwest Corp.	1,046	104,213
Diamond Hill Investment Group, Inc.	1,106	75,053
Duff & Phelps Corp. Class A	8,083	126,256
Epoch Holding Corp.	4,256	118,742
Evercore Partners, Inc. Class A	1,619	48,878
Fidus Investment Corp.	5,299	87,169
Fifth Street Finance Corp.	13,408	139,711
Financial Engines, Inc.*(a)	3,075	85,331
FXCM, Inc. Class A	3,833	38,598
Gladstone Investment Corp.	1,882	13,099
Golub Capital BDC, Inc.(a)	7,742	123,717
Hercules Technology Growth Capital, Inc.	16,490	183,534
HFF, Inc. Class A	12,206	181,869
Horizon Technology Finance Corp.	2,743	40,843
ICG Group, Inc.*	9,731	111,225
INTL FCStone, Inc.*(a)	4,042	70,371
Investment Technology Group, Inc.*	3,451	31,059
KCAP Financial, Inc.	4,997	45,922
Main Street Capital Corp.	15,820	482,668
Medallion Financial Corp.	9,332	109,558
Medley Capital Corp.	6,209	90,403
New Mountain Finance Corp.	23,582	351,372
Oppenheimer Holdings, Inc. Class A	1,219	21,052
PennantPark Investment Corp.	6,253	68,752
Piper Jaffray Cos.*	4,082	131,155
Solar Capital Ltd.	28,943	692,027
Solar Senior Capital Ltd.	4,295	80,145
TCP Capital Corp.	2,952	43,513
THL Credit, Inc.	8,052	119,089
TICC Capital Corp.(a)	28,424	287,651
Triangle Capital Corp.(a)	10,995	280,263
Virtus Investment Partners, Inc.*	5,451	659,244
Westwood Holdings Group, Inc.	1,525	62,373

Total Capital Markets		5,744,267

Chemicals - 2.6%
A. Schulman, Inc.	8,452	244,516
ADA-ES, Inc.*(a)	3,897	65,781
American Vanguard Corp.	5,200	161,564
Arabian American Development Co.*	8,540	70,967
Balchem Corp.	5,349	194,704
Calgon Carbon Corp.*	6,221	88,214
Flotek Industries, Inc.*	14,100	172,020
FutureFuel Corp.	15,541	184,005

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    135

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Hawkins, Inc.	2,667	$103,053
Innophos Holdings, Inc.	7,778	361,677
Innospec, Inc.	11,561	398,739
KMG Chemicals, Inc.	3,665	64,394
Koppers Holdings, Inc.	5,613	214,136
Landec Corp.*	4,865	46,169
LSB Industries, Inc.*	10,458	370,422
OM Group, Inc.*	9,820	218,004
Omnova Solutions, Inc.*	20,568	144,182
Quaker Chemical Corp.	3,851	207,415
Spartech Corp.*	2,278	20,662
Stepan Co.	6,646	369,119
Tredegar Corp.	5,329	108,818
Zep, Inc.	7,693	111,087
Zoltek Cos., Inc.*(a)	14,325	111,019

Total Chemicals		4,030,667

Commercial Banks - 12.2%
1st Source Corp.	10,029	221,541
1st United Bancorp, Inc.	2,945	18,406
Access National Corp.	5,200	67,600
Arrow Financial Corp.	4,041	100,823
BancFirst Corp.	5,705	241,664
Bancorp, Inc. (The)*	6,257	68,639
Bank of Marin Bancorp	2,139	80,127
Bank of the Ozarks, Inc.	10,325	345,578
Banner Corp.	7,397	227,310
BBCN Bancorp, Inc.	24,061	278,386
Boston Private Financial Holdings, Inc.	20,751	186,967
Bridge Bancorp, Inc.	2,840	57,766
Bryn Mawr Bank Corp.	4,329	96,407
Camden National Corp.	3,498	118,827
Cardinal Financial Corp.	11,866	193,060
Central Pacific Financial Corp.*	14,832	231,231
Chemical Financial Corp.	9,316	221,348
Citizens & Northern Corp.	5,798	109,582
Citizens Republic Bancorp, Inc.*	83,233	1,578,930
City Holding Co.	5,014	174,738
CoBiz Financial, Inc.	22,698	169,554
Columbia Banking System, Inc.	12,516	224,537
Community Bank System, Inc.	12,828	350,974
Community Trust Bancorp, Inc.	6,458	211,693
CVB Financial Corp.	35,352	367,661
Eagle Bancorp, Inc.*	7,307	145,921
Enterprise Financial Services Corp.	9,750	127,432
Financial Institutions, Inc.	5,137	95,702
First Bancorp	149	1,910
First Bancorp, Inc.	3,490	57,480
First BanCorp.*	302,550	1,385,679
First Busey Corp.	18,672	86,825
First California Financial Group, Inc.*	5,820	44,930
First Commonwealth Financial Corp.	19,497	132,970
First Community Bancshares, Inc.	6,986	111,566
First Financial Bancorp	21,916	320,412
First Financial Bankshares, Inc.(a)	8,529	332,716
First Financial Corp.	5,163	156,129
First Interstate BancSystem, Inc.	15,839	244,396
First Merchants Corp.	9,927	147,317
First of Long Island Corp. (The)	3,089	87,480
German American Bancorp, Inc.	4,983	108,231
Glacier Bancorp, Inc.	21,821	320,987
Great Southern Bancorp, Inc.	8,740	222,433
Hanmi Financial Corp.*	29,466	400,443
Heartland Financial USA, Inc.	7,178	187,705
Heritage Financial Corp.	4,059	59,627
Home BancShares, Inc.	8,447	278,920
Horizon Bancorp	4,300	84,495
Independent Bank Corp.	7,413	214,606
International Bancshares Corp.	25,002	451,286
Lakeland Bancorp, Inc.	9,056	92,190
Lakeland Financial Corp.	6,317	163,231
MainSource Financial Group, Inc.	9,800	124,166
MB Financial, Inc.	21,762	429,799
Metro Bancorp, Inc.*	3,441	45,490
MidWestOne Financial Group, Inc.	3,573	73,282
National Bankshares, Inc.(a)	2,821	91,372
NBT Bancorp, Inc.	12,296	249,240
Northrim BanCorp, Inc.	2,632	59,615
Old National Bancorp	35,730	424,115
OmniAmerican Bancorp, Inc.*	1,146	26,507
Oriental Financial Group, Inc.	10,215	136,370
Pacific Continental Corp.	4,138	40,263
PacWest Bancorp	9,306	230,603
Park National Corp.(a)	3,705	239,454
Park Sterling Corp.*	1,799	9,409
Peoples Bancorp, Inc.	4,443	90,770
Pinnacle Financial Partners, Inc.*	7,974	150,230
Renasant Corp.	6,227	119,185
Republic Bancorp, Inc. Class A	18,884	399,019
S&T Bancorp, Inc.	8,317	150,288
S.Y. Bancorp, Inc.	5,457	122,346
Sandy Spring Bancorp, Inc.	8,398	163,089
SCBT Financial Corp.	3,286	132,031
Simmons First National Corp. Class A	4,853	123,072
Southside Bancshares, Inc.(a)	7,997	168,417
State Bank Financial Corp.	8,732	138,664
StellarOne Corp.	7,049	99,673
Sterling Bancorp	11,133	101,422
Taylor Capital Group, Inc.*	25,438	459,156
Tompkins Financial Corp.	3,440	136,362
TowneBank	9,559	148,069
Trico Bancshares	5,569	93,281
Union First Market Bankshares Corp.	10,368	163,503
United Community Banks, Inc.*	13,254	124,853
Univest Corp. of Pennsylvania	5,892	100,753
Virginia Commerce Bancorp, Inc.*	13,084	117,102
Washington Trust Bancorp, Inc.	5,945	156,413
WesBanco, Inc.	9,967	221,467
West Coast Bancorp	7,074	156,689
Westamerica Bancorp.	9,319	396,896
Western Alliance Bancorp*	19,115	201,281
Wilshire Bancorp, Inc.*	68,269	400,739

Total Commercial Banks		19,020,823

Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	13,819	275,689
ACCO Brands Corp.*	90,800	666,472
Acorn Energy, Inc.	1,062	8,294
CECO Environmental Corp.	5,237	52,108
Consolidated Graphics, Inc.*	1,869	65,266
Courier Corp.	4,000	44,000
Encore Capital Group, Inc.*(a)	12,547	384,189
Ennis, Inc.	7,034	108,816
G&K Services, Inc. Class A	4,134	141,176
Geo Group, Inc. (The)	3,113	87,787
Heritage-Crystal Clean, Inc.*	735	11,032

See Notes to Schedule of Investments.

136    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Herman Miller, Inc.	16,932	$362,683
InnerWorkings, Inc.*(a)	6,428	88,578
Interface, Inc. Class A	6,172	99,246
Intersections, Inc.	10,370	98,308
Kimball International, Inc. Class B	7,142	82,919
Knoll, Inc.	14,686	225,577
McGrath Rentcorp	7,662	222,351
Mobile Mini, Inc.*	7,619	158,704
Multi-Color Corp.	4,166	99,942
Quad Graphics, Inc.(a)	13,729	279,934
Standard Parking Corp.*	2,742	60,297
SYKES Enterprises, Inc.*	10,488	159,627
Team, Inc.*	4,339	165,056
TMS International Corp. Class A*	9,995	125,137
U.S. Ecology, Inc.	5,484	129,093
Viad Corp.	3,375	91,665

Total Commercial Services & Supplies		4,293,946

Communications Equipment - 1.1%
Anaren, Inc.*	2,176	42,323
Bel Fuse, Inc. Class B	1,456	28,465
Black Box Corp.	7,005	170,502
CalAmp Corp.*	6,266	52,133
Comtech Telecommunications Corp.	6,168	156,544
Digi International, Inc.*	3,798	35,967
Emulex Corp.*	13,491	98,484
Extreme Networks, Inc.*	19,765	71,945
Globecomm Systems, Inc.*	6,625	74,863
Ixia*	15,031	255,226
KVH Industries, Inc.*	873	12,205
Oplink Communications, Inc.*	991	15,440
Procera Networks, Inc.*	1,542	28,604
Symmetricom, Inc.*	7,103	40,984
Telular Corp.	2,779	26,317
TESSCO Technologies, Inc.	3,942	87,276
Ubiquiti Networks, Inc.	38,339	465,435

Total Communications Equipment		1,662,713

Computers & Peripherals - 0.9%
Cray, Inc.*	25,526	407,140
Datalink Corp.*	5,718	48,889
Electronics For Imaging, Inc.*	9,648	183,216
QLogic Corp.*	44,051	428,616
Super Micro Computer, Inc.*(a)	10,607	108,191
Synaptics, Inc.*	7,861	235,594

Total Computers & Peripherals		1,411,646

Construction & Engineering - 0.9%
Aegion Corp.*	10,646	236,235
Argan, Inc.	3,984	71,712
Comfort Systems USA, Inc.	5,170	62,867
Dycom Industries, Inc.*	7,157	141,709
Furmanite Corp.*	15,296	82,140
Granite Construction, Inc.	5,549	186,557
Great Lakes Dredge & Dock Corp.	2,244	20,039
Layne Christensen Co.*	1,801	43,710
Michael Baker Corp.	3,233	80,599
MYR Group, Inc.*	5,722	127,314
Northwest Pipe Co.*	2,530	60,366
Pike Electric Corp.	8,555	81,700
Primoris Services Corp.	16,910	254,326

Total Construction & Engineering		1,449,274

Consumer Finance - 1.6%
Cash America International, Inc.	14,724	584,101
DFC Global Corp.*	15,914	294,568
EZCORP, Inc. Class A*	34,532	685,806
Green Dot Corp. Class A*(a)	16,430	200,446
Netspend Holdings, Inc.*(a)	6,748	79,761
Regional Management Corp.*	7,387	122,255
World Acceptance Corp.*(a)	6,660	496,570

Total Consumer Finance		2,463,507

Containers & Packaging - 0.3%
AEP Industries, Inc.*	1,845	109,279
Boise, Inc.	34,528	274,498
Myers Industries, Inc.	8,685	131,578

Total Containers & Packaging		515,355

Distributors - 0.2%
Core-Mark Holding Co., Inc.	3,130	148,205
VOXX International Corp.*	19,641	132,184
Weyco Group, Inc.	3,455	80,709

Total Distributors		361,098

Diversified Consumer Services - 2.2%
American Public Education, Inc.*(a)	5,598	202,144
Bridgepoint Education, Inc.*(a)	64,626	665,648
Capella Education Co.*	6,544	184,737
Career Education Corp.*	32,211	113,383
Carriage Services, Inc.	3,098	36,773
Corinthian Colleges, Inc.*	47,178	115,114
Education Management Corp.*(a)	82,400	360,912
Grand Canyon Education, Inc.*	12,819	300,862
K12, Inc.*(a)	3,885	79,409
Matthews International Corp. Class A	9,351	300,167
Regis Corp.	20,446	345,946
Stewart Enterprises, Inc. Class A	40,501	309,428
Strayer Education, Inc.(a)	7,022	394,426
Universal Technical Institute, Inc.	6,507	65,330

Total Diversified Consumer Services		3,474,279

Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc. Class A	15,317	209,536
MarketAxess Holdings, Inc.	7,038	248,441
Marlin Business Services Corp.	2,527	50,692
NewStar Financial, Inc.*	8,757	122,686

Total Diversified Financial Services		631,355

Diversified Telecommunication Services - 1.0%
8x8, Inc.*(a)	41,733	308,407
Alaska Communications Systems Group, Inc.	52,475	101,801
Atlantic Tele-Network, Inc.	5,452	200,143
Boingo Wireless, Inc.*(a)	4,201	31,718
Cincinnati Bell, Inc.*	10,902	59,743
Cogent Communications Group, Inc.	315	7,132
Consolidated Communications Holdings, Inc.	3,753	59,748
General Communication, Inc. Class A*	4,241	40,671
Hawaiian Telcom Holdco, Inc.*	4,771	93,034
IDT Corp. Class B	20,107	191,821
Iridium Communications, Inc.*(a)	45,145	304,277
Lumos Networks Corp.	2,777	27,825
ORBCOMM, Inc.*	6,674	26,162
Premiere Global Services, Inc.*	12,143	118,759

Total Diversified Telecommunication Services		1,571,241

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    137

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Electric Utilities - 0.4%
Empire District Electric Co. (The)	12,116	$246,924
MGE Energy, Inc.	5,721	291,485
Unitil Corp.	3,086	79,989

Total Electric Utilities		618,398

Electrical Equipment - 0.6%
AZZ, Inc.	6,696	257,327
Encore Wire Corp.	4,771	144,609
Global Power Equipment Group, Inc.	4,579	78,530
II-VI, Inc.*	14,094	257,498
LSI Industries, Inc.	2,725	19,102
Powell Industries, Inc.*	1,287	53,449
Thermon Group Holdings, Inc.*	4,588	103,368
Vicor Corp.*	10,003	54,216

Total Electrical Equipment		968,099

Electronic Equipment, Instruments & Components - 3.8%
Audience, Inc.*(a)	2,909	30,225
Badger Meter, Inc.	2,404	113,974
Benchmark Electronics, Inc.*	12,620	209,744
Coherent, Inc.	6,163	311,971
Daktronics, Inc.	5,761	63,774
DTS, Inc.*	3,672	61,322
Electro Rent Corp.	7,267	111,766
FARO Technologies, Inc.*	3,357	119,778
Insight Enterprises, Inc.*	27,762	482,226
Invensense, Inc.*(a)	16,055	178,371
Key Tronic Corp.*	6,872	70,369
Maxwell Technologies, Inc.*(a)	5,316	44,070
Measurement Specialties, Inc.*	4,189	143,934
Mercury Computer Systems, Inc.*(a)	4,661	42,881
Mesa Laboratories, Inc.	809	40,539
Methode Electronics, Inc.	5,495	55,115
MTS Systems Corp.	4,879	248,488
Multi-Fineline Electronix, Inc.*	8,004	161,761
Newport Corp.*	19,918	267,897
OSI Systems, Inc.*	3,729	238,805
Park Electrochemical Corp.	3,370	86,710
PC Connection, Inc.	13,772	158,378
Plexus Corp.*	12,179	314,218
Power-One, Inc.*(a)	98,021	402,866
RealD, Inc.*(a)	3,460	38,787
Richardson Electronics Ltd.	3,219	36,439
Rofin-Sinar Technologies, Inc.*	9,483	205,591
Rogers Corp.*	6,853	340,320
Sanmina Corp.*	78,979	874,298
Scansource, Inc.*	11,470	364,402
Universal Display Corp.*(a)	4,004	102,583
Vishay Precision Group, Inc.*	3,118	41,220

Total Electronic Equipment, Instruments & Components		5,962,822

Energy Equipment & Services - 2.4%
Basic Energy Services, Inc.*(a)	26,248	299,490
Bolt Technology Corp.	1,937	27,641
C&J Energy Services, Inc.*	45,991	986,047
Dawson Geophysical Co.*	2,328	61,413
Geospace Technologies Corp.*	2,019	179,428
Global Geophysical Services, Inc.*	19,734	75,976
Gulf Island Fabrication, Inc.	1,070	25,712
Gulfmark Offshore, Inc. Class A	5,890	202,910
Heckmann Corp.*(a)	8,225	33,147
ION Geophysical Corp.*	31,096	202,435
Key Energy Services, Inc.*	84,807	589,409
Matrix Service Co.*	7,116	81,834
Mitcham Industries, Inc.*	11,081	151,034
Natural Gas Services Group, Inc.*	3,295	54,104
Newpark Resources*(a)	43,519	341,624
PHI, Inc.*	2,575	86,237
Pioneer Energy Services Corp.*	21,225	154,093
RigNet, Inc.*	2,954	60,350
TGC Industries, Inc.	8,779	71,900

Total Energy Equipment & Services		3,684,784

Entertainment - 0.0%
Carmike Cinemas, Inc.*	2,475	37,125

Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	9,261	397,297
Chefs’ Warehouse, Inc. (The)*	4,913	77,675
Ingles Markets, Inc. Class A	11,306	195,142
Nash Finch Co.	7,031	149,620
Pantry, Inc. (The)*	2,287	27,741
Roundy’s, Inc.(a)	43,589	193,971
Spartan Stores, Inc.	9,306	142,940
Susser Holdings Corp.*	5,660	195,213
Village Super Market, Inc. Class A	4,384	144,058
Weis Markets, Inc.	9,993	391,426

Total Food & Staples Retailing		1,915,083

Food Products - 1.0%
Alico, Inc.	2,427	88,901
Annie’s, Inc.	1,385	46,301
Calavo Growers, Inc.	2,947	74,294
Cal-Maine Foods, Inc.	7,515	302,253
Diamond Foods, Inc.(a)	15,408	210,627
Dole Food Co., Inc.*	11,670	133,855
Inventure Foods, Inc.*	4,249	27,576
J&J Snack Foods Corp.	3,857	246,617
John B. Sanfilippo & Son, Inc.	5,512	100,208
Omega Protein Corp.*	3,484	21,322
Sanderson Farms, Inc.	2,006	95,385
Seneca Foods Corp. Class A*	5,495	167,048
Smart Balance, Inc.*	2,907	37,500

Total Food Products		1,551,887

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	2,707	122,898
Delta Natural Gas Co., Inc.	1,396	27,292
Laclede Group, Inc. (The)	7,494	289,343
Northwest Natural Gas Co.	6,598	291,632

Total Gas Utilities		731,165

Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	1,850	68,635
ABIOMED, Inc.*(a)	4,567	61,472
Analogic Corp.	2,710	201,353
Anika Therapeutics, Inc.*	4,804	47,752
Atrion Corp.	574	112,504
Cantel Medical Corp.	4,982	148,115
CONMED Corp.	7,328	204,818
CryoLife, Inc.	5,472	34,091
Cynosure, Inc. Class A*	1,606	38,721
Exactech, Inc.*	3,071	52,053
Greatbatch, Inc.*	1,531	35,580
ICU Medical, Inc.*	2,938	179,012
Integra LifeSciences Holdings Corp.*	4,272	166,480

See Notes to Schedule of Investments.

138    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Invacare Corp.	2,010	$32,763
Masimo Corp.	14,560	305,906
Meridian Bioscience, Inc.	7,434	150,538
Merit Medical Systems, Inc.*	8,380	116,482
Neogen Corp.*	2,410	109,221
PhotoMedex, Inc.*(a)	4,358	63,235
Rochester Medical Corp.*	692	6,975
RTI Biologics, Inc.*	10,713	45,744
Spectranetics Corp.*	668	9,866
SurModics, Inc.*	2,392	53,485
Symmetry Medical, Inc.*	1,930	20,304
Vascular Solutions, Inc.*	3,112	49,170
Wright Medical Group, Inc.*(a)	278	5,835
Young Innovations, Inc.	2,022	79,687

Total Health Care Equipment & Supplies		2,399,797

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	283	6,602
Accretive Health, Inc.*(a)	6,547	75,683
Almost Family, Inc.	4,572	92,629
Amedisys, Inc.*	13,982	157,577
AMN Healthcare Services, Inc.*	3,676	42,458
Amsurg Corp.*	9,775	293,348
Assisted Living Concepts, Inc. Class A	3,391	33,062
Bio-Reference Labs, Inc.*(a)	6,559	188,178
BioScrip, Inc.*	413	4,448
Capital Senior Living Corp.*	141	2,635
Chindex International, Inc.*	1,286	13,503
Corvel Corp.*	2,624	117,634
Ensign Group, Inc. (The)	8,225	223,638
Five Star Quality Care, Inc.*	55,961	280,365
Gentiva Health Services, Inc.*	14,438	145,102
Hanger Orthopedic Group, Inc.*	10,504	287,389
IPC The Hospitalist Co., Inc.*	3,923	155,782
Kindred Healthcare, Inc.*	5,186	56,112
Landauer, Inc.	1,904	116,544
National Healthcare Corp.	4,852	228,141
PharMerica Corp.*	8,844	125,939
Providence Service Corp. (The)*	2,903	49,322
Skilled Healthcare Group, Inc. Class A*	16,520	105,232
Sunrise Senior Living, Inc.*	1,231	17,702
Triple-S Management Corp. Class B*	14,009	258,746
U.S. Physical Therapy, Inc.	3,051	84,025
Universal American Corp.	12,113	104,051
Vanguard Health Systems, Inc.*	35,228	431,543

Total Health Care Providers & Services		3,697,390

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	2,529	127,310
Greenway Medical Technologies, Inc.*	969	14,884
HealthStream, Inc.*	1,533	37,267
MedAssets, Inc.*	2,952	49,505
Medidata Solutions, Inc.*	4,467	175,062
Omnicell, Inc.*	4,394	65,339
Quality Systems, Inc.	17,977	312,080
Vocera Communications, Inc.*	359	9,011

Total Health Care Technology		790,458

Home Builders - 0.0%
M/I Homes, Inc.*	847	22,445

Home Furnishings - 0.0%
Bassett Furniture Industries, Inc.	4,197	52,337

Hotels, Restaurants & Leisure - 3.8%
AFC Enterprises*	4,973	129,944
Ameristar Casinos, Inc.	18,209	477,804
Biglari Holdings, Inc.*	327	127,537
BJ’s Restaurants, Inc.*	4,734	155,749
Bob Evans Farms, Inc.	8,162	328,112
Bravo Brio Restaurant Group, Inc.*	6,115	82,124
Caribou Coffee Co., Inc.*(a)	3,525	57,070
CEC Entertainment, Inc.	6,776	224,895
Churchill Downs, Inc.	3,907	259,620
Denny’s Corp.*	103,475	504,958
DineEquity, Inc.*	5,227	350,209
Einstein Noah Restaurant Group, Inc.	4,479	54,689
Fiesta Restaurant Group, Inc.*	841	12,884
Ignite Restaurant Group, Inc.*	5,849	76,037
Interval Leisure Group, Inc.	8,436	163,574
Isle of Capri Casinos, Inc.*	3,738	20,933
Jack In The Box, Inc.*	7,228	206,721
Krispy Kreme Doughnuts, Inc.*	81,876	767,997
Marcus Corp.	8,466	105,571
Multimedia Games Holding Co., Inc.*	7,546	111,002
Pinnacle Entertainment, Inc.*	11,932	188,884
Red Robin Gourmet Burgers, Inc.*	3,402	120,057
Ruby Tuesday, Inc.*	8,435	66,299
SHFL Entertainment, Inc.*	12,621	183,004
Sonic Corp.*	16,513	171,900
Speedway Motorsports, Inc.	10,273	183,270
Texas Roadhouse, Inc.	20,551	345,257
Town Sports International Holdings, Inc.	7,148	76,126
WMS Industries, Inc.*	19,541	341,968

Total Hotels, Restaurants & Leisure		5,894,195

Household Durables - 0.9%
American Greetings Corp. Class A(a)	7,349	124,125
Blyth, Inc.(a)	4,439	69,026
Cavco Industries, Inc.*	579	28,938
Ethan Allen Interiors, Inc.	10,056	258,540
Flexsteel Industries, Inc.	3,017	64,715
Hooker Furniture Corp.	2,096	30,455
iRobot Corp.*	8,296	155,467
La-Z-Boy, Inc.	15,814	223,768
Libbey, Inc.*	2,278	44,079
Skullcandy, Inc.*(a)	16,225	126,393
Universal Electronics, Inc.*	4,882	94,467
Zagg, Inc.*(a)	14,811	109,009

Total Household Durables		1,328,982

Household Products - 0.2%
Central Garden and Pet Co. Class A*	9,754	101,929
Orchids Paper Products Co.	2,268	45,859
WD-40 Co.	3,665	172,658

Total Household Products		320,446

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	9,552	251,791
Standex International Corp.	4,314	221,265

Total Industrial Conglomerates		473,056

Insurance - 3.0%
American Equity Investment Life Holding Co.	31,165	380,525
AMERISAFE, Inc.*	4,624	126,004
Baldwin & Lyons, Inc. Class B	6,375	152,107
Citizens, Inc.*	2,155	23,813

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    139

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Donegal Group, Inc. Class A	3,325	$46,683
eHealth, Inc.*	1,281	35,202
EMC Insurance Group, Inc.	5,444	130,003
Employers Holdings, Inc.	9,176	188,842
FBL Financial Group, Inc. Class A	9,715	332,350
Homeowners Choice, Inc.(a)	4,600	95,634
Horace Mann Educators Corp.	21,372	426,585
Infinity Property & Casualty Corp.	2,311	134,593
Kansas City Life Insurance Co.	3,016	115,091
National Financial Partners Corp.*	6,053	103,748
National Interstate Corp.	6,468	186,408
National Western Life Insurance Co. Class A	1,914	301,914
Navigators Group, Inc. (The)*	3,553	181,452
Phoenix Cos., Inc. (The)*	6,418	158,717
Safety Insurance Group, Inc.	5,255	242,623
SeaBright Holdings, Inc.	4,322	47,844
Selective Insurance Group, Inc.	12,722	245,153
State Auto Financial Corp.	22,353	333,954
Stewart Information Services Corp.	7,623	198,198
Tower Group, Inc.	4,488	79,752
United Fire Group, Inc.	11,768	257,013
Universal Insurance Holdings, Inc.	34,089	149,310

Total Insurance		4,673,518

Internet & Catalog Retail - 0.1%
1-800-FLOWERS.COM, Inc. Class A*	14,591	53,549
Blue Nile, Inc.*	947	36,459
Nutrisystem, Inc.(a)	2,616	21,425
Overstock.com, Inc.*	822	11,763
PetMed Express, Inc.	6,731	74,714
Shutterfly, Inc.*	926	27,660

Total Internet & Catalog Retail		225,570

Internet Software & Services - 1.6%
Bankrate, Inc.*(a)	15,660	194,967
Blucora, Inc.*	13,248	208,126
Constant Contact, Inc.*(a)	8,355	118,724
Dealertrack Holdings, Inc.*	10,197	292,858
Dice Holdings, Inc.*	20,841	191,320
Digital River, Inc.*	2,927	42,119
Earthlink, Inc.	9,021	58,276
Envestnet, Inc.*	1,782	24,859
Internap Network Services Corp.*	455	3,158
Keynote Systems, Inc.	1,531	21,572
LivePerson, Inc.*	3,514	46,174
LogMein, Inc.*	755	16,920
Monster Worldwide, Inc.*	31,158	175,108
Move, Inc.*	4,314	32,743
NIC, Inc.	7,012	114,576
OpenTable, Inc.*	2,275	111,020
Perficient, Inc.*	6,330	74,567
QuinStreet, Inc.*	5,780	38,842
Responsys, Inc.*	4,751	28,316
SciQuest, Inc.*	735	11,657
SPS Commerce, Inc.*	1,848	68,875
Stamps.com, Inc.*	7,789	196,283
Synacor, Inc.*(a)	8,788	48,070
Travelzoo, Inc.*(a)	5,725	108,718
United Online, Inc.	30,360	169,712
XO Group, Inc.*	3,942	36,661
Zix Corp.*	39,310	110,068

Total Internet Software & Services		2,544,289

Investment Companies - 0.1%
NGP Capital Resources Co.	11,240	81,153

IT Services - 2.8%
CACI International, Inc. Class A*	13,767	757,598
Cardtronics, Inc.*	7,885	187,190
Cass Information Systems, Inc.	2,766	116,725
CIBER, Inc.*	7,611	25,421
Computer Task Group, Inc.*	3,680	67,086
CSG Systems International, Inc.*	11,182	203,289
Echo Global Logistics, Inc.*	3,847	69,131
EPAM Systems, Inc.*	12,173	220,331
Euronet Worldwide, Inc.*	8,422	198,759
ExlService Holdings, Inc.*	6,934	183,751
Forrester Research, Inc.	5,322	142,630
Global Cash Access Holdings, Inc.*	12,709	99,638
Hackett Group, Inc. (The)	23,200	99,296
Heartland Payment Systems, Inc.	10,121	298,569
Higher One Holdings, Inc.*(a)	15,014	158,248
iGate Corp.*	11,359	179,131
Lionbridge Technologies, Inc.*	12,948	52,051
ManTech International Corp. Class A	19,406	503,392
MoneyGram International, Inc.*	2,747	36,508
PRGX Global, Inc.*	3,762	24,265
TeleTech Holdings, Inc.*	17,128	304,878
TNS, Inc.*	3,349	69,425
Unisys Corp.*	12,275	212,357
Virtusa Corp.*	7,160	117,639

Total IT Services		4,327,308

Leisure Equipment & Products - 0.8%
Arctic Cat, Inc.*	4,742	158,335
Black Diamond, Inc.*	2,934	24,059
Johnson Outdoors, Inc. Class A*	6,276	125,018
LeapFrog Enterprises, Inc.*	34,151	294,723
Nautilus, Inc.*	8,732	30,649
Smith & Wesson Holding Corp.*	24,348	205,497
Steinway Musical Instruments*	1,672	35,363
Sturm Ruger & Co., Inc.(a)	6,521	296,054

Total Leisure Equipment & Products		1,169,698

Life Sciences Tools & Services - 0.1%
Cambrex Corp.*	8,834	100,531
Luminex Corp.*	3,338	55,945

Total Life Sciences Tools & Services		156,476

Machinery - 4.4%
Alamo Group, Inc.	4,822	157,390
Altra Holdings, Inc.	8,051	177,524
American Railcar Industries, Inc.	5,781	183,431
Ampco-Pittsburgh Corp.	1,619	32,348
Astec Industries, Inc.	5,556	185,181
Barnes Group, Inc.	16,963	380,989
Blount International, Inc.*	12,855	203,366
Briggs & Stratton Corp.	6,748	142,248
Cascade Corp.	3,796	244,083
CIRCOR International, Inc.	3,915	154,995
Columbus McKinnon Corp.*	9,805	161,979
Commercial Vehicle Group, Inc.*	37,429	307,292
Douglas Dynamics, Inc.	4,577	65,863
Dynamic Materials Corp.	4,099	56,976
EnPro Industries, Inc.*	4,608	188,467
ESCO Technologies, Inc.	5,043	188,659
Federal Signal Corp.*	4,542	34,565

See Notes to Schedule of Investments.

140    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Flow International Corp.*	14,201	$49,703
FreightCar America, Inc.	6,004	134,610
Gorman-Rupp Co. (The)	4,871	145,302
Graham Corp.	1,319	25,720
Greenbrier Cos., Inc (The)*	12,129	196,126
Hurco Cos., Inc.*	2,807	64,561
John Bean Technologies Corp.	7,083	125,865
Kadant, Inc.*	5,753	152,512
L.B. Foster Co. Class A	1,632	70,894
Lindsay Corp.(a)	2,710	217,125
Lydall, Inc.*	4,338	62,207
Meritor, Inc.*	90,851	429,725
Miller Industries, Inc.	4,636	70,699
NACCO Industries, Inc. Class A	4,824	292,769
NN, Inc.*	11,997	109,892
Proto Labs, Inc.*	2,498	98,471
RBC Bearings, Inc.*	5,943	297,566
Sun Hydraulics Corp.	6,728	175,466
Tennant Co.	4,248	186,700
Titan International, Inc.(a)	24,881	540,415
Trimas Corp.*	9,951	278,230
Twin Disc, Inc.	6,446	112,354
Wabash National Corp.*	17,212	154,392

Total Machinery		6,856,660

Marine - 0.1%
Matson, Inc.	7,348	181,643
Rand Logistics, Inc.*	924	6,006

Total Marine		187,649

Media - 2.7%
Arbitron, Inc.	6,012	280,640
Belo Corp. Class A	64,033	491,133
Digital Generation, Inc.*	2,478	26,911
Entercom Communications Corp. Class A*	11,829	82,566
EW Scripps Co. Class A*	9,536	103,084
Fisher Communications, Inc.	1,959	52,873
Harte-Hanks, Inc.	17,472	103,085
Journal Communications, Inc. Class A*	19,931	107,827
LIN TV Corp. Class A*	44,543	335,409
McClatchy Co. (The) Class A*	87,741	286,913
National CineMedia, Inc.	7,116	100,549
New York Times Co. (The) Class A*	28,735	245,110
Nexstar Broadcasting Group, Inc. Class A*	11,023	116,734
ReachLocal, Inc.*	223	2,879
Saga Communications, Inc. Class A	1,573	73,145
Scholastic Corp.	18,058	533,794
Sinclair Broadcast Group, Inc. Class A	41,928	529,131
Valassis Communications, Inc.	22,317	575,332
World Wrestling Entertainment, Inc. Class A	13,227	104,361

Total Media		4,151,476

Metals & Mining - 2.1%
AMCOL International Corp.	10,114	310,298
Globe Specialty Metals, Inc.	9,449	129,924
Gold Resource Corp.(a)	22,366	344,660
Haynes International, Inc.	4,180	216,817
Kaiser Aluminum Corp.	5,840	360,270
Materion Corp.	4,216	108,689
Metals USA Holdings Corp.	18,070	316,044
Noranda Aluminum Holding Corp.	54,549	333,294
Olympic Steel, Inc.	4,065	89,999
RTI International Metals, Inc.*	3,302	91,003
Schnitzer Steel Industries, Inc. Class A	4,222	128,053
SunCoke Energy, Inc.*	23,387	364,603
Universal Stainless & Alloy*	2,373	87,255
US Silica Holdings, Inc.(a)	19,184	320,948

Total Metals & Mining		3,201,857

Multiline Retail - 0.2%
Fred’s, Inc. Class A	12,530	166,774
Gordmans Stores, Inc.*	8,551	128,436
Tuesday Morning Corp.*	2,175	13,594

Total Multiline Retail		308,804

Multi-Utilities - 0.2%
CH Energy Group, Inc.	4,404	287,229

Oil, Gas & Consumable Fuels - 3.0%
Abraxas Petroleum Corp.*(a)	57,903	126,807
Adams Resources & Energy, Inc.	3,558	124,779
Alon USA Energy, Inc.	14,973	270,862
Bonanza Creek Energy, Inc.*(a)	5,066	140,784
Callon Petroleum Co.*	83,351	391,750
Carrizo Oil & Gas, Inc.*	9,526	199,284
Clayton Williams Energy, Inc.*(a)	2,187	87,480
Cloud Peak Energy, Inc.*	46,190	892,853
Contango Oil & Gas Co.	6,583	278,856
EPL Oil & Gas, Inc.*	5,957	134,330
Evolution Petroleum Corp.*	2,635	21,422
Matador Resources Co.*	4,083	33,481
Northern Oil and Gas, Inc.*	22,760	382,823
Resolute Energy Corp.*	2,516	20,455
REX American Resources Corp.*	4,841	93,383
Rex Energy Corp.*	21,900	285,138
Stone Energy Corp.*	35,238	723,084
Swift Energy Co.*	8,574	131,954
Synergy Resources Corp.*	10,880	58,643
Vaalco Energy, Inc.*	17,309	149,723
Warren Resources, Inc.*	26,558	74,628

Total Oil, Gas & Consumable Fuels		4,622,519

Paper & Forest Products - 1.5%
Buckeye Technologies, Inc.	18,336	526,427
Clearwater Paper Corp.*	6,733	263,664
Deltic Timber Corp.	377	26,624
KapStone Paper and Packaging Corp.	29,332	650,877
Neenah Paper, Inc.	6,617	188,386
PH Glatfelter Co.	13,432	234,791
Schweitzer-Mauduit International, Inc.	12,506	488,109

Total Paper & Forest Products		2,378,878

Personal Products - 0.7%
Female Health Co. (The)	7,728	55,487
Inter Parfums, Inc.	6,367	123,902
Lifevantage Corp.*(a)	27,791	60,862
Medifast, Inc.*	3,015	79,566
Nature’s Sunshine Products, Inc.	8,838	127,974
Prestige Brands Holdings, Inc.*	10,416	208,633
Revlon, Inc. Class A*	14,070	204,015
USANA Health Sciences, Inc.*(a)	7,916	260,674

Total Personal Products		1,121,113

Pharmaceuticals - 0.5%
BioDelivery Sciences International, Inc.*	15,586	67,176
Hi-Tech Pharmacal Co., Inc.	5,531	193,474

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    141

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Medicines Co. (The)*	10,557	$253,051
Obagi Medical Products, Inc.*	5,026	68,303
POZEN, Inc.*	37,191	186,327
Santarus, Inc.*	6,663	73,160

Total Pharmaceuticals		841,491

Professional Services - 2.2%
Acacia Research Corp.*	8,922	228,849
Barrett Business Services, Inc.	974	37,100
CBIZ, Inc.*(a)	20,438	120,789
CDI Corp.	3,902	66,841
CRA International, Inc.*	1,255	24,811
Exponent, Inc.*	3,268	182,452
GP Strategies Corp.*	5,319	109,837
Heidrick & Struggles International, Inc.	800	12,208
Huron Consulting Group, Inc.*	3,590	120,947
ICF International, Inc.*	7,694	180,347
Insperity, Inc.	5,953	193,830
Kelly Services, Inc. Class A	20,070	315,902
Kforce, Inc.	2,913	41,743
Korn/Ferry International*	14,467	229,447
Mistras Group, Inc.*	4,709	116,265
Navigant Consulting, Inc.*	19,225	214,551
On Assignment, Inc.*	9,263	187,854
Pendrell Corp.*	321,728	408,595
Resources Connection, Inc.	8,887	106,111
RPX Corp.*	17,733	160,306
TrueBlue, Inc.*	10,927	172,100
VSE Corp.	5,145	126,104
WageWorks, Inc.*	8,186	145,711

Total Professional Services		3,502,700

Real Estate Investment Trusts (REITs) - 1.2%
Acadia Realty Trust	3,881	97,336
Agree Realty Corp.	2,523	67,591
American Assets Trust, Inc.	1,208	33,739
Campus Crest Communities, Inc.	3,849	47,189
CapLease, Inc.	3,391	18,888
Chesapeake Lodging Trust	4,213	87,967
Coresite Realty Corp.	503	13,913
Franklin Street Properties Corp.	8,702	107,122
Gladstone Commercial Corp.(a)	37	664
Inland Real Estate Corp.	952	7,978
Investors Real Estate Trust	3,210	28,023
LTC Properties, Inc.	6,568	231,128
Monmouth Real Estate Investment Corp. Class A	6,645	68,842
One Liberty Properties, Inc.	2,815	57,116
Pebblebrook Hotel Trust	1,808	41,765
Retail Opportunity Investments Corp.(a)	2,281	29,334
Sabra Health Care REIT, Inc.	4,890	106,211
Saul Centers, Inc.	1,793	76,722
Select Income REIT	12,873	318,864
Sun Communities, Inc.	494	19,706
UMH Properties, Inc.	1,019	10,526
Universal Health Realty Income Trust	7,549	382,055
Urstadt Biddle Properties, Inc. Class A	3,794	74,666
Whitestone REIT Class B	794	11,156

Total Real Estate Investment Trusts (REITs)		1,938,501

Real Estate Management & Development - 0.0%
Tejon Ranch Co.*	1,399	39,284
Zillow, Inc. Class A*(a)	1,133	31,441

Total Real Estate Management & Development		70,725

Road & Rail - 1.3%
Celadon Group, Inc.	7,627	137,820
Heartland Express, Inc.	18,867	246,592
Knight Transportation, Inc.	19,891	291,005
Marten Transport Ltd.	7,085	130,293
Quality Distribution, Inc.*	37,618	225,708
Roadrunner Transportation Systems, Inc.*	9,747	176,811
Saia, Inc.*	6,108	141,217
Swift Transportation Co.*	57,305	522,622
Universal Truckload Services, Inc.	5,069	92,509
Zipcar, Inc.*	581	4,787

Total Road & Rail		1,969,364

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.*	4,901	67,683
Amkor Technology, Inc.*(a)	101,100	429,675
Brooks Automation, Inc.	20,883	168,108
Cabot Microelectronics Corp.	5,653	200,738
Ceva, Inc.*	4,617	72,718
Diodes, Inc.*	6,890	119,541
Entegris, Inc.*	50,616	464,655
Entropic Communications, Inc.*	8,340	44,119
GT Advanced Technologies, Inc.*(a)	175,137	528,914
Integrated Device Technology, Inc.*	3,416	24,937
Integrated Silicon Solution, Inc.*	1,090	9,810
Intersil Corp. Class A	1,641	13,604
IXYS Corp.	11,075	101,225
Kulicke & Soffa Industries, Inc.*	39,504	473,653
Lattice Semiconductor Corp.*	22,727	90,681
MA-COM Technology Solutions Holdings, Inc.*	6,965	104,266
Micrel, Inc.	10,907	103,616
MIPS Technologies, Inc.*	5,975	46,724
Monolithic Power Systems, Inc.	4,039	89,989
Nanometrics, Inc.*	3,400	49,028
NVE Corp.*	954	52,937
Omnivision Technologies, Inc.*	8,009	112,767
PDF Solutions, Inc.*	5,070	69,865
Photronics, Inc.*	29,154	173,758
Rudolph Technologies, Inc.*	8,018	107,842
Supertex, Inc.	761	13,356
Ultra Clean Holdings*	14,740	72,373
Ultratech, Inc.*	6,128	228,574
Veeco Instruments, Inc.*(a)	10,169	300,189
Volterra Semiconductor Corp.*	6,448	110,712

Total Semiconductors & Semiconductor Equipment		4,446,057

Software - 1.5%
Actuate Corp.*	12,287	68,807
Advent Software, Inc.*	6,149	131,466
American Software, Inc. Class A	6,852	53,172
Blackbaud, Inc.	1,986	45,340
BroadSoft, Inc.*(a)	1,833	66,593
Digimarc Corp.	1,763	36,494
Ebix, Inc.(a)	19,078	306,583
Ellie Mae, Inc.*	2,934	81,419
EPIQ Systems, Inc.	3,640	46,519
Exa Corp.*	7,040	68,499
Interactive Intelligence Group, Inc.*	579	19,420
Manhattan Associates, Inc.*	4,085	246,489
MicroStrategy, Inc. Class A*	1,001	93,473
Monotype Imaging Holdings, Inc.	7,902	126,274
Netscout Systems, Inc.*	7,088	184,217

See Notes to Schedule of Investments.

142    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
Pegasystems, Inc.(a)	860	$19,505
PROS Holdings, Inc.*	1,485	27,161
Synchronoss Technologies, Inc.*	5,946	125,401
Tangoe, Inc.*	743	8,819
TeleNav, Inc.*	16,790	133,984
VASCO Data Security International, Inc.*	14,775	120,564
Verint Systems, Inc.*	5,048	148,209
Websense, Inc.*	7,774	116,921

Total Software		2,275,329

Specialty Retail - 4.1%
Aeropostale, Inc.*	21,639	281,523
America’s Car-Mart, Inc.*	4,022	162,971
Asbury Automotive Group, Inc.*	11,920	381,798
bebe Stores, Inc.	8,112	32,367
Big 5 Sporting Goods Corp.	4,223	55,321
Body Central Corp.*	7,301	72,718
Brown Shoe Co., Inc.	1,454	26,710
Casual Male Retail Group, Inc.*	67,833	284,899
Cato Corp. (The) Class A	11,119	304,994
Children’s Place Retail Stores, Inc. (The)*	6,718	297,540
Conn’s, Inc.*	2,803	85,996
Destination Maternity Corp.	3,250	70,070
Finish Line, Inc. (The) Class A	21,931	415,154
Francesca’s Holdings Corp.*	6,011	156,046
Haverty Furniture Cos., Inc.	7,432	121,216
hhgregg, Inc.*(a)	20,024	140,568
Hot Topic, Inc.	5,670	54,716
Jos. A. Bank Clothiers, Inc.*	10,840	461,567
Kirkland’s, Inc.*	7,495	79,372
Lithia Motors, Inc. Class A	9,507	355,752
MarineMax, Inc.*	579	5,176
Mattress Firm Holding Corp.*	9,532	233,820
Monro Muffler Brake, Inc.	6,473	226,361
Office Depot, Inc.*	28,662	94,011
PEP Boys-Manny Moe & Jack (The)	17,896	175,918
rue21, Inc.*	6,915	196,317
Shoe Carnival, Inc.	6,562	134,455
Sonic Automotive, Inc. Class A	20,404	426,240
Stage Stores, Inc.	8,280	205,178
Stein Mart, Inc.	9,753	73,538
Systemax, Inc.	17,373	167,649
Teavana Holdings, Inc.*	5,126	79,453
Tilly’s, Inc. Class A*	10,318	139,190
TravelCenters of America LLC*	31,778	149,357
West Marine, Inc.*	5,831	62,683
Zumiez, Inc.*(a)	9,293	180,377

Total Specialty Retail		6,391,021

Textiles, Apparel & Luxury Goods - 1.7%
Cherokee, Inc.	2,079	28,503
Crocs, Inc.*	48,495	697,843
Culp, Inc.	4,914	73,759
G-III Apparel Group Ltd.*	6,920	236,872
Jones Group, Inc. (The)	22,096	244,382
Maidenform Brands, Inc.*	6,323	123,235
Movado Group, Inc.	6,041	185,338
Oxford Industries, Inc.	3,226	149,557
Perry Ellis International, Inc.	3,800	75,620
Quiksilver, Inc.*	61,733	262,365
R.G. Barry Corp.	4,994	70,765
True Religion Apparel, Inc.	8,690	220,900
Unifi, Inc.*	5,769	75,055
Vera Bradley, Inc.*(a)	10,821	271,607

Total Textiles, Apparel & Luxury Goods		2,715,801

Thrifts & Mortgage Finance - 2.5%
Astoria Financial Corp.	24,225	226,746
Bank Mutual Corp.	6,682	28,733
Beneficial Mutual Bancorp, Inc.*	8,199	77,891
Berkshire Hills Bancorp, Inc.	6,291	150,103
Bofi Holding, Inc.*	4,859	135,420
Brookline Bancorp, Inc.	18,528	157,488
Dime Community Bancshares, Inc.	15,779	219,170
Federal Agricultural Mortgage Corp. Class C	1,309	42,543
First Defiance Financial Corp.	4,213	80,847
First Financial Holdings, Inc.	3,661	47,886
Flagstar Bancorp, Inc.*	16,003	310,458
Flushing Financial Corp.	10,353	158,815
Fox Chase Bancorp, Inc.	1,429	23,793
Franklin Financial Corp./VA	1,334	22,118
HomeStreet, Inc.*	12,368	316,002
Northfield Bancorp, Inc.(a)	4,997	76,204
Northwest Bancshares, Inc.	24,802	301,096
OceanFirst Financial Corp.	7,412	101,915
Oritani Financial Corp.	10,470	160,400
Provident Financial Holdings, Inc.	4,666	81,655
Provident Financial Services, Inc.	20,769	309,874
Provident New York Bancorp	10,151	94,506
Rockville Financial, Inc.	5,519	71,195
Territorial Bancorp, Inc.	2,982	68,139
TrustCo Bank Corp.	31,491	166,272
United Financial Bancorp, Inc.	3,422	53,794
ViewPoint Financial Group	7,840	164,170
Walker & Dunlop, Inc.*	9,204	153,339
Westfield Financial, Inc.	3,902	28,211
WSFS Financial Corp.	3,055	129,074

Total Thrifts & Mortgage Finance		3,957,857

Tobacco - 0.5%
Alliance One International, Inc.*	20,824	75,799
Universal Corp.	13,034	650,527

Total Tobacco		726,326

Trading Companies & Distributors - 1.4%
Aceto Corp.	8,482	85,159
CAI International, Inc.*	13,288	291,672
DXP Enterprises, Inc.*	4,643	227,832
H&E Equipment Services, Inc.	7,909	119,189
Houston Wire & Cable Co.	6,624	81,277
Kaman Corp.	7,168	263,782
Rush Enterprises, Inc. Class A*	15,930	329,273
TAL International Group, Inc.	17,177	624,899
Titan Machinery, Inc.*(a)	8,390	207,233

Total Trading Companies & Distributors		2,230,316

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc.*(a)	30,831	407,277

Water Utilities - 0.5%
American States Water Co.	5,029	241,292
Artesian Resources Corp. Class A	2,105	47,215
California Water Service Group	12,911	236,917
Connecticut Water Service, Inc.	1,721	51,251
Middlesex Water Co.	3,356	65,643
SJW Corp.	4,197	111,640

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    143

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2012

Investments	Shares	Value
York Water Co.	2,417	$42,467

Total Water Utilities		796,425

Wireless Telecommunication Services - 0.3%
NTELOS Holdings Corp.	8,725	114,385
Shenandoah Telecommunications Co.	4,276	65,465
USA Mobility, Inc.	17,903	209,107

Total Wireless Telecommunication Services		388,957

TOTAL COMMON STOCKS (Cost: $143,442,964)		154,877,856

EXCHANGE-TRADED FUNDS - 0.6%
WisdomTree MidCap Earnings Fund (b) (Cost: $877,513)	14,933	931,520

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

MONEY MARKET FUND - 6.5%
Dreyfus Institutional Preferred Money Market Fund, 0.13%(c) (Cost: $10,103,271)(d)	10,103,271	10,103,271

TOTAL INVESTMENTS IN SECURITIES - 106.5% (Cost: $154,423,748)(e)		165,912,647
Liabilities in Excess of Other Assets - (6.5)%		(10,137,996)

NET ASSETS - 100.0%		$155,774,651

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $9,825,554 and the total market value of the collateral held by the Fund was $10,103,271.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

144    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2012

Investments	Shares	Value
UNITED STATES - 100.2%

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.6%
BE Aerospace, Inc.*	386	$19,068
Curtiss-Wright Corp.	260	8,536
Hexcel Corp.*	368	9,921
Northrop Grumman Corp.	2,624	177,330
Raytheon Co.	2,958	170,263
Teledyne Technologies, Inc.*	190	12,363
Textron, Inc.	1,458	36,144
Triumph Group, Inc.	296	19,329

Total Aerospace & Defense		452,954

Airlines - 0.5%
Alaska Air Group, Inc.*	647	27,879
United Continental Holdings, Inc.*	4,506	105,350

Total Airlines		133,229

Auto Components - 0.2%
Lear Corp.	1,094	51,243

Beverages - 0.5%
Coca-Cola Enterprises, Inc.	2,107	66,855
Constellation Brands, Inc. Class A*	2,067	73,151
Monster Beverage Corp.*	355	18,773

Total Beverages		158,779

Biotechnology - 0.4%
Biogen Idec, Inc.*	787	115,429
Cubist Pharmaceuticals, Inc.*	251	10,557

Total Biotechnology		125,986

Building Products - 0.1%
Armstrong World Industries, Inc.	228	11,566
Owens Corning*	637	23,563

Total Building Products		35,129

Chemicals - 1.6%
Airgas, Inc.	253	23,096
Ashland, Inc.	217	17,449
CF Industries Holdings, Inc.	658	133,679
Cytec Industries, Inc.	234	16,106
Eastman Chemical Co.	949	64,579
FMC Corp.	636	37,219
H.B. Fuller Co.	228	7,939
NewMarket Corp.	71	18,616
Rockwood Holdings, Inc.	508	25,126
RPM International, Inc.	536	15,737
Sensient Technologies Corp.	269	9,566
Sherwin-Williams Co. (The)	302	46,454
Valspar Corp.	524	32,698
Westlake Chemical Corp.(a)	338	26,803

Total Chemicals		475,067

Commercial Banks - 0.0%
UMB Financial Corp.	181	7,935

Commercial Services & Supplies - 0.3%
ACCO Brands Corp.*	295	2,165
Cintas Corp.	591	24,172
Clean Harbors, Inc.*	162	8,912
Corrections Corp. of America	386	13,691
KAR Auction Services, Inc.	585	11,840
Mine Safety Appliances Co.	136	5,809
Tetra Tech, Inc.*	228	6,031

Total Commercial Services & Supplies		72,620

Communications Equipment - 2.5%
Cisco Systems, Inc.	31,567	620,292
Motorola Solutions, Inc.	1,536	85,524
NETGEAR, Inc.*	191	7,529

Total Communications Equipment		713,345

Computers & Peripherals - 8.7%
Apple, Inc.	4,217	2,247,787
Dell, Inc.	18,412	186,514
Diebold, Inc.	354	10,836
NCR Corp.*	643	16,384
Western Digital Corp.	1,797	76,354

Total Computers & Peripherals		2,537,875

Construction & Engineering - 0.1%
URS Corp.	734	28,817

Consumer Finance - 2.9%
American Express Co.	6,027	346,432
Capital One Financial Corp.	4,699	272,213
Discover Financial Services	5,720	220,506

Total Consumer Finance		839,151

Containers & Packaging - 0.5%
Ball Corp.	865	38,709
Bemis Co., Inc.	561	18,771
Graphic Packaging Holding Co.*	5,507	35,575
Rock-Tenn Co. Class A	457	31,949
Silgan Holdings, Inc.	304	12,643

Total Containers & Packaging		137,647

Distributors - 0.3%
Genuine Parts Co.	674	42,853
LKQ Corp.*	1,156	24,391
Pool Corp.	130	5,502

Total Distributors		72,746

Diversified Consumer Services - 0.0%
Coinstar, Inc.*(a)	143	7,437

Electric Utilities - 4.5%
American Electric Power Co., Inc.	3,412	145,624
Cleco Corp.	362	14,484
Duke Energy Corp.	3,398	216,792
Edison International	3,125	141,219
Entergy Corp.	1,584	100,980
FirstEnergy Corp.	1,391	58,088
Hawaiian Electric Industries, Inc.	392	9,855
NextEra Energy, Inc.	2,632	182,108
Northeast Utilities	908	35,485
NV Energy, Inc.	820	14,875
Pepco Holdings, Inc.	963	18,884
Pinnacle West Capital Corp.	552	28,141
Portland General Electric Co.	470	12,859
PPL Corp.	5,132	146,929
Southern Co. (The)	3,763	161,094
UIL Holdings Corp.	208	7,449

Total Electric Utilities		1,294,866

Electrical Equipment - 0.1%
Generac Holdings, Inc.	1,126	38,633

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    145

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2012

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 0.6%
Anixter International, Inc.	230	$14,715
Arrow Electronics, Inc.*	1,192	45,391
Avnet, Inc.*	1,591	48,701
FEI Co.	196	10,870
Jabil Circuit, Inc.	1,462	28,202
Molex, Inc.	869	23,750
Tech Data Corp.*	343	15,617

Total Electronic Equipment, Instruments & Components		187,246

Food & Staples Retailing - 7.1%
Casey’s General Stores, Inc.	170	9,027
Costco Wholesale Corp.	1,351	133,438
CVS Caremark Corp.	6,243	301,849
Harris Teeter Supermarkets, Inc.	152	5,861
Kroger Co. (The)	5,139	133,717
PriceSmart, Inc.	52	4,006
Sysco Corp.	2,989	94,632
United Natural Foods, Inc.*	157	8,414
Wal-Mart Stores, Inc.	19,830	1,353,001
Whole Foods Market, Inc.	339	30,961

Total Food & Staples Retailing		2,074,906

Food Products - 2.3%
ConAgra Foods, Inc.	2,076	61,242
Darling International, Inc.*	776	12,447
Flowers Foods, Inc.	455	10,588
Hain Celestial Group, Inc. (The)*	157	8,513
Hillshire Brands Co.	374	10,524
Hormel Foods Corp.	1,239	38,669
Ingredion, Inc.	505	32,537
J.M. Smucker Co. (The)	570	49,157
Kraft Foods Group, Inc.	2,717	123,542
Mondelez International, Inc. Class A	8,152	207,631
Ralcorp Holdings, Inc.*	356	31,915
Smithfield Foods, Inc.*	1,924	41,501
Snyder’s-Lance, Inc.	132	3,183
Tyson Foods, Inc. Class A	2,594	50,324

Total Food Products		681,773

Gas Utilities - 0.2%
New Jersey Resources Corp.	227	8,994
ONEOK, Inc.	688	29,412
Southwest Gas Corp.	222	9,415
WGL Holdings, Inc.	215	8,426

Total Gas Utilities		56,247

Health Care Providers & Services - 4.8%
Aetna, Inc.	3,469	160,615
AmerisourceBergen Corp.	1,510	65,202
Cardinal Health, Inc.	1,895	78,036
Centene Corp.*	222	9,102
Cigna Corp.	2,195	117,345
Coventry Health Care, Inc.	904	40,526
Health Net, Inc.*	499	12,126
Henry Schein, Inc.*	391	31,460
Humana, Inc.	1,248	85,650
LifePoint Hospitals, Inc.*	329	12,420
McKesson Corp.	1,306	126,630
Molina Healthcare, Inc.*	235	6,359
Omnicare, Inc.	633	22,851
Quest Diagnostics, Inc.	1,019	59,377
UnitedHealth Group, Inc.	6,970	378,053
WellCare Health Plans, Inc.*	352	17,139
WellPoint, Inc.	2,981	181,602

Total Health Care Providers & Services		1,404,493

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	410	12,706
Buffalo Wild Wings, Inc.*	39	2,840
Darden Restaurants, Inc.	729	32,856
Life Time Fitness, Inc.*	156	7,677
Penn National Gaming, Inc.*	430	21,117
Starbucks Corp.	1,532	82,146
Wyndham Worldwide Corp.	778	41,397

Total Hotels, Restaurants & Leisure		200,739

Household Durables - 0.3%
D.R. Horton, Inc.	718	14,202
Jarden Corp.	628	32,468
Lennar Corp. Class A(a)	200	7,734
Mohawk Industries, Inc.*	262	23,703

Total Household Durables		78,107

Household Products - 0.8%
Church & Dwight Co., Inc.	480	25,714
Energizer Holdings, Inc.	427	34,151
Kimberly-Clark Corp.	2,099	177,219

Total Household Products		237,084

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	3,410	36,487

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	280	16,453

Insurance - 3.5%
Allstate Corp. (The)	1,956	78,572
American Financial Group, Inc.	703	27,782
AmTrust Financial Services, Inc.	564	16,181
Arthur J. Gallagher & Co.	349	12,093
Assurant, Inc.	1,074	37,268
Chubb Corp. (The)	1,841	138,664
CNA Financial Corp.	1,658	46,441
CNO Financial Group, Inc.	4,066	37,936
Erie Indemnity Co. Class A	179	12,390
Fidelity National Financial, Inc. Class A	1,171	27,577
First American Financial Corp.	456	10,985
Marsh & McLennan Cos., Inc.	2,569	88,553
Mercury General Corp.	317	12,582
ProAssurance Corp.	520	21,939
Progressive Corp. (The)	3,478	73,386
Protective Life Corp.	801	22,893
Prudential Financial, Inc.	4,600	245,318
Reinsurance Group of America, Inc.	723	38,695
RLI Corp.	133	8,600
Torchmark Corp.	824	42,576
W.R. Berkley Corp.	825	31,135

Total Insurance		1,031,566

Internet & Catalog Retail - 0.2%
HSN, Inc.	240	13,219
Liberty Interactive Corp. Class A*	2,423	47,685
Liberty Ventures*	121	8,199

Total Internet & Catalog Retail		69,103

Internet Software & Services - 0.1%
Equinix, Inc.*	45	9,279
IAC/InterActiveCorp	264	12,487

See Notes to Schedule of Investments.

146    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2012

Investments	Shares	Value
ValueClick, Inc.*	337	$6,541

Total Internet Software & Services		28,307

IT Services - 4.5%
Booz Allen Hamilton Holding Corp.	1,161	16,161
CACI International, Inc. Class A*	217	11,941
DST Systems, Inc.	290	17,574
International Business Machines Corp.	6,421	1,229,943
NeuStar, Inc. Class A*	271	11,363
Total System Services, Inc.	778	16,665

Total IT Services		1,303,647

Leisure Equipment & Products - 0.3%
Mattel, Inc.	1,910	69,944
Polaris Industries, Inc.	223	18,766

Total Leisure Equipment & Products		88,710

Machinery - 0.7%
Chart Industries, Inc.*	52	3,467
Cummins, Inc.	1,125	121,894
Kennametal, Inc.	571	22,840
Lincoln Electric Holdings, Inc.	371	18,060
Mueller Industries, Inc.	142	7,104
Valmont Industries, Inc.	157	21,438
Watts Water Technologies, Inc. Class A	201	8,641
Woodward, Inc.	245	9,342

Total Machinery		212,786

Media - 5.7%
CBS Corp. Class B	3,157	120,124
Cinemark Holdings, Inc.	437	11,353
Comcast Corp. Class A	11,269	421,235
Discovery Communications, Inc. Class A*	1,533	97,315
Gannett Co., Inc.	3,325	59,883
McGraw-Hill Cos., Inc. (The)	1,401	76,593
News Corp. Class A	14,580	372,373
Sirius XM Radio, Inc.	12,327	35,625
Time Warner Cable, Inc.	1,701	165,320
Time Warner, Inc.	6,500	310,895

Total Media		1,670,716

Metals & Mining - 0.1%
Carpenter Technology Corp.	144	7,435
Reliance Steel & Aluminum Co.	495	30,739

Total Metals & Mining		38,174

Multiline Retail - 2.0%
Big Lots, Inc.*	368	10,473
Dillard’s, Inc. Class A	526	44,063
Dollar General Corp.*	1,413	62,299
Dollar Tree, Inc.*	766	31,069
Family Dollar Stores, Inc.	472	29,930
Macy’s, Inc.	2,343	91,424
Nordstrom, Inc.	972	52,002
Saks, Inc.*	475	4,992
Target Corp.	4,099	242,538

Total Multiline Retail		568,790

Multi-Utilities - 2.5%
Alliant Energy Corp.	576	25,292
Ameren Corp.	1,572	48,292
Avista Corp.	321	7,739
CenterPoint Energy, Inc.	1,674	32,225
CMS Energy Corp.	1,453	35,424
Consolidated Edison, Inc.	1,401	77,812
Dominion Resources, Inc.	2,797	144,885
DTE Energy Co.	1,002	60,170
Integrys Energy Group, Inc.	353	18,434
NiSource, Inc.	1,143	28,449
SCANA Corp.	683	31,172
Sempra Energy	1,316	93,357
Vectren Corp.	358	10,525
Wisconsin Energy Corp.	1,125	41,456
Xcel Energy, Inc.	2,462	65,760

Total Multi-Utilities		720,992

Oil, Gas & Consumable Fuels - 23.6%
Chevron Corp.	20,234	2,188,105
ConocoPhillips	14,854	861,383
CVR Energy, Inc.*	990	48,302
Exxon Mobil Corp.	37,241	3,223,209
HollyFrontier Corp.	2,843	132,342
Phillips 66*	7,448	395,489
World Fuel Services Corp.	367	15,109

Total Oil, Gas & Consumable Fuels		6,863,939

Paper & Forest Products - 0.6%
International Paper Co.	3,840	152,985
MeadWestvaco Corp.	895	28,524

Total Paper & Forest Products		181,509

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A(a)	233	8,633

Pharmaceuticals - 5.3%
Abbott Laboratories	10,505	688,077
Bristol-Myers Squibb Co.	9,118	297,156
Eli Lilly & Co.	10,051	495,715
Questcor Pharmaceuticals, Inc.(a)	133	3,554
Viropharma, Inc.*	572	13,019
Watson Pharmaceuticals, Inc.*	418	35,948

Total Pharmaceuticals		1,533,469

Professional Services - 0.1%
Advisory Board Co. (The)*	36	1,684
Towers Watson & Co. Class A	405	22,765

Total Professional Services		24,449

Road & Rail - 0.2%
AMERCO	140	17,753
Landstar System, Inc.	140	7,344
Old Dominion Freight Line, Inc.*	373	12,787
Ryder System, Inc.	284	14,180

Total Road & Rail		52,064

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	36,832	759,844

Software - 0.0%
Fair Isaac Corp.	161	6,767

Specialty Retail - 4.1%
Aaron’s, Inc.	423	11,962
Advance Auto Parts, Inc.	337	24,382
American Eagle Outfitters, Inc.	704	14,439
Ascena Retail Group, Inc.*	769	14,219
AutoNation, Inc.*	674	26,758
Bed Bath & Beyond, Inc.*	1,026	57,364
Cabela’s, Inc.*	317	13,235
CarMax, Inc.*	1,002	37,615
Dick’s Sporting Goods, Inc.	388	17,650
DSW, Inc. Class A	276	18,130
Express, Inc.*	460	6,941

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    147

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2012

Investments	Shares	Value
Foot Locker, Inc.	706	$22,677
GameStop Corp. Class A(a)	1,465	36,757
Gap, Inc. (The)	2,338	72,572
Genesco, Inc.*	94	5,170
Home Depot, Inc. (The)	5,840	361,204
Lowe’s Cos., Inc.	4,509	160,160
Men’s Wearhouse, Inc. (The)	236	7,354
O’Reilly Automotive, Inc.*	422	37,735
Penske Automotive Group, Inc.	523	15,737
PetSmart, Inc.	406	27,746
Pier 1 Imports, Inc.	439	8,780
Rent-A-Center, Inc.	393	13,503
Ross Stores, Inc.	847	45,865
Select Comfort Corp.*	114	2,983
TJX Cos., Inc. (The)	2,789	118,393
Tractor Supply Co.	175	15,463
Ulta Salon Cosmetics & Fragrance, Inc.	103	10,121

Total Specialty Retail		1,204,915

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.*	167	9,293
Crocs, Inc.*	363	5,224
Fossil, Inc.*	174	16,199
Hanesbrands, Inc.*	761	27,259
NIKE, Inc. Class B	3,198	165,017
PVH Corp.	371	41,185
Ralph Lauren Corp.	293	43,927
Steven Madden Ltd.*	189	7,989
VF Corp.	479	72,315
Warnaco Group, Inc. (The)*	257	18,393

Total Textiles, Apparel & Luxury Goods		406,801

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp.*	668	23,106

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	219	9,200
W.W. Grainger, Inc.	241	48,771
WESCO International, Inc.*	238	16,049

Total Trading Companies & Distributors		74,020

Water Utilities - 0.1%
American Water Works Co., Inc.	714	26,511

TOTAL COMMON STOCKS (Cost: $26,536,431)		29,055,812

EXCHANGE-TRADED FUNDS - 0.1%
WisdomTree Earnings 500 Fund(b)	571	27,968
WisdomTree MidCap Earnings Fund(b)	195	12,164

TOTAL EXCHANGE-TRADED FUNDS (Cost: $38,590)		40,132

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

MONEY MARKET FUND - 0.3%
Dreyfus Institutional Preferred Money Market Fund 0.13%(c) (Cost: $87,931)(d)	87,931	87,931

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $26,662,952)(e)		29,183,875
Liabilities in Excess of Other Assets - (0.2)%		(69,491)

NET ASSETS - 100.0%		$29,114,384

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.
(d)	At December 31, 2012, the total market value of the Fund’s securities on loan was $85,694 and the total market value of the collateral held by the Fund was $87,931.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

148    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2012

Investments	Shares	Value
INDIA - 99.9%

COMMON STOCKS - 99.9%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	89,331	$2,132,270

Auto Components - 0.4%
Amtek India Ltd.	15,316	29,645
Bharat Forge Ltd.	391,593	1,801,085
Exide Industries Ltd.	933,188	2,459,433
Motherson Sumi Systems Ltd.	42,444	153,578

Total Auto Components		4,443,741

Automobiles - 8.7%
Bajaj Auto Ltd.	300,038	11,670,487
Hero Motocorp Ltd.	271,608	9,421,759
Mahindra & Mahindra Ltd.	1,108,594	18,850,549
Maruti Suzuki India Ltd.	255,634	6,952,134
Tata Motors Ltd.	10,535,397	60,118,487

Total Automobiles		107,013,416

Beverages - 0.2%
United Spirits Ltd.	58,542	2,028,776

Biotechnology - 0.0%
Biocon Ltd.	96,266	503,907

Building Products - 0.2%
Sintex Industries Ltd.	1,685,264	2,005,461

Capital Markets - 0.2%
India Infoline Ltd.	1,479,086	2,318,917

Chemicals - 1.3%
Asian Paints Ltd.	51,745	4,186,207
Berger Paints India Ltd.	28,980	84,682
Castrol India Ltd.	122,333	668,712
Chambal Fertilizers & Chemicals Ltd.	56,171	69,406
Coromandel International Ltd.	379,867	1,824,110
Godrej Industries Ltd.	54,413	308,016
Gujarat Fluorochemicals Ltd.	260,284	1,581,942
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	45
Gujarat State Fertilizers & Chemicals Ltd.	1,474,870	1,790,087
Pidilite Industries Ltd.	15,644	62,273
Tata Chemicals Ltd.	388,270	2,508,625
United Phosphorus Ltd.	1,257,115	2,987,340

Total Chemicals		16,071,445

Commercial Banks - 16.7%
Allahabad Bank	1,060,592	3,290,758
Andhra Bank	1,797,165	3,865,594
Axis Bank Ltd.	882,914	21,860,139
Bank of Baroda	654,817	10,355,287
Bank of India	985,248	6,167,915
Canara Bank	989,764	8,976,341
Central Bank of India	1,567,088	2,398,254
Corp. Bank	373,895	3,145,590
Dena Bank Ltd.	1,292,750	2,707,484
Federal Bank Ltd.	478,419	4,699,491
HDFC Bank Ltd.	2,163,980	26,801,913
ICICI Bank Ltd.	1,845,458	38,338,977
IDBI Bank Ltd.	2,110,042	4,292,100
Indian Bank	1,084,722	3,945,704
Indian Overseas Bank	1,495,401	2,337,673
Jammu & Kashmir Bank Ltd.	214,671	5,072,724
Karnataka Bank Ltd.	1,013,129	3,098,189
Oriental Bank of Commerce	624,141	3,988,738
State Bank of India	666,652	29,025,339
Syndicate Bank	1,668,399	3,903,792
UCO Bank	1,949,969	2,804,482
Union Bank of India Ltd.	1,195,919	5,988,326
Vijaya Bank Ltd.	1,605,426	1,825,480
Yes Bank Ltd.	785,907	6,656,327

Total Commercial Banks		205,546,617

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	30,590	17,280

Construction & Engineering - 1.4%
Alstom India Ltd.	10,400	78,242
Engineers India Ltd.	197,588	826,018
Era Infra Engineering Ltd.	669,550	1,656,461
IRB Infrastructure Developers Ltd.	569,946	1,328,903
Larsen & Toubro Ltd.	402,963	11,820,076
Punj Lloyd Ltd.	464,058	508,186
Voltas Ltd.	764,722	1,478,081

Total Construction & Engineering		17,695,967

Construction Materials - 1.5%
ACC Ltd.	153,085	4,001,612
Ambuja Cements Ltd.	1,837,604	6,737,993
India Cements Ltd.	577,511	957,600
Madras Cements Ltd.	144,090	646,683
Ultratech Cement Ltd.	180,745	6,552,542

Total Construction Materials		18,896,430

Consumer Finance - 1.3%
Mahindra & Mahindra Financial
Services Ltd.	222,505	4,461,065
Manappuram Finance Ltd.	3,594,276	2,217,312
Muthoot Finance Ltd.	421,166	1,605,412
Shriram Transport Finance Co., Ltd.	595,439	8,231,164

Total Consumer Finance		16,514,953

Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	319,180	813,242

Diversified Financial Services - 3.2%
Bajaj Holdings and Investment Ltd.	410,717	7,338,783
Indiabulls Financial Services Ltd.	1,691,436	8,441,744
Kotak Mahindra Bank Ltd.	677,329	8,036,096
L&T Finance Holdings Ltd.*	221,753	360,575
Multi Commodity Exchange of India Ltd.	12,638	339,801
Reliance Capital Ltd.	309,888	2,713,712
Rural Electrification Corp., Ltd.	2,369,183	10,602,732
SREI Infrastructure Finance Ltd.	2,055,528	1,652,601

Total Diversified Financial Services		39,486,044

Diversified Telecommunication Services - 0.0%
Tulip Telecom Ltd.*	800,057	476,033

Electric Utilities - 1.5%
CESC Ltd.	388,883	2,255,294
Power Grid Corp. of India Ltd.	3,775,953	7,908,206
Reliance Infrastructure Ltd.	895,981	8,512,556

Total Electric Utilities		18,676,056

Electrical Equipment - 1.7%
Bharat Heavy Electricals Ltd.	4,342,973	18,092,418
Crompton Greaves Ltd.	966,520	2,044,528

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    149

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2012

Investments	Shares	Value
Havells India Ltd.	31,958	$371,317

Total Electrical Equipment		20,508,263

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	758,697	1,199,874

Energy Equipment & Services - 0.1%
Aban Offshore Ltd.	100,008	691,057
BGR Energy Systems Ltd.	85,230	406,628

Total Energy Equipment & Services		1,097,685

Food Products - 0.4%
GlaxoSmithKline Consumer Healthcare Ltd.	2,294	159,282
McLeod Russel India Ltd.	140,085	894,483
Nestle India Ltd.	29,456	2,683,942
Tata Global Beverages Ltd.	481,531	1,405,747

Total Food Products		5,143,454

Gas Utilities - 0.9%
GAIL India Ltd.	1,490,761	9,706,680
Gujarat Gas Co., Ltd.	55,908	311,325
Gujarat State Petronet Ltd.	831,395	1,164,621
Indraprastha Gas Ltd.	108,112	491,230

Total Gas Utilities		11,673,856

Health Care Equipment & Supplies - 0.1%
Opto Circuits India Ltd.	920,266	1,800,557

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	82,282	1,182,419

Hotels, Restaurants & Leisure - 0.0%
Jubilant Foodworks Ltd.*	9,760	229,518

Household Durables - 0.0%
TTK Prestige Ltd.	1,610	99,292

Household Products - 1.3%
Hindustan Unilever Ltd.	1,614,109	15,462,039

Independent Power Producers & Energy Traders - 2.0%
GVK Power & Infrastructure Ltd.*	4,368,170	1,080,283
Jaiprakash Power Ventures Ltd.*	1,061,510	726,531
JSW Energy Ltd.	1,361,659	1,689,958
NHPC Ltd.	11,963,072	5,556,857
NTPC Ltd.	4,880,004	13,934,598
PTC India Ltd.	1,013,677	1,364,458

Total Independent Power Producers & Energy Traders		24,352,685

Industrial Conglomerates - 0.9%
Aditya Birla Nuvo Ltd.	144,924	2,898,215
Jaiprakash Associates Ltd.	2,941,095	5,201,535
Max India Ltd.	176,531	778,586
Siemens Ltd.	142,609	1,738,039

Total Industrial Conglomerates		10,616,375

Insurance - 0.4%
Bajaj Finserv Ltd.	277,250	4,572,171

IT Services - 10.9%
Core Education & Technologies Ltd.	278,555	1,613,169
HCL Technologies Ltd.	625,943	7,068,278
Hexaware Technologies Ltd.	753,425	1,170,222
Infosys Ltd.	1,588,973	67,244,966
MindTree Ltd.	11,477	143,038
Mphasis Ltd.	604,878	4,243,751
Polaris Financial Technology Ltd.	395,848	825,075
Satyam Computer Services Ltd.*	4,070,282	7,952,613
Tata Consultancy Services Ltd.	1,207,891	27,686,255
Tech Mahindra Ltd.	147,348	2,507,121
Wipro Ltd.	1,894,050	13,637,575

Total IT Services		134,092,063

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	139,769	2,817,319

Machinery - 0.4%
Abg Shipyard Ltd.*	3,928	25,856
Ashok Leyland Ltd.	4,467,865	2,197,645
Cummins India Ltd.	246,626	2,337,973
Eicher Motors Ltd.	6,198	328,803
Thermax Ltd.	45,422	511,422

Total Machinery		5,401,699

Media - 0.7%
Eros International Media Ltd.*	14,390	53,841
Sun TV Network Ltd.	417,273	3,252,734
Zee Entertainment Enterprises Ltd.	1,402,420	5,649,098

Total Media		8,955,673

Metals & Mining - 8.9%
Bhushan Steel Ltd.	454,189	3,980,682
Gujarat Mineral Development Corp., Ltd.	213,803	844,247
Hindalco Industries Ltd.	6,886,245	16,401,806
Hindustan Zinc Ltd.	1,259,423	3,128,444
Jindal Saw Ltd.	935,094	2,193,947
Jindal Steel & Power Ltd.	2,313,756	18,912,495
JSW Steel Ltd.	300,462	4,453,462
MOIL Ltd.	339,027	1,639,445
NMDC Ltd.	1,773,030	5,342,713
Sesa Goa Ltd.	3,849,276	13,731,356
Steel Authority of India Ltd.	3,618,860	5,987,400
Sterlite Industries India Ltd.	6,575,136	14,004,716
Tata Steel Ltd.	2,119,928	16,579,470
Welspun Corp., Ltd.	1,043,923	2,027,257

Total Metals & Mining		109,227,440

Oil, Gas & Consumable Fuels - 19.1%
Bharat Petroleum Corp., Ltd.	568,990	3,700,668
Cairn India Ltd.	3,153,300	18,364,994
Coal India Ltd.	2,191,162	14,189,164
Great Eastern Shipping Co., Ltd. (The)	433,235	2,091,057
Hindustan Oil Exploration Co., Ltd.*	26,244	48,953
Hindustan Petroleum Corp., Ltd.	337,421	1,791,490
Indian Oil Corp., Ltd.	2,455,333	12,095,170
Mangalore Refinery & Petrochemicals Ltd.	1,579,435	1,759,892
Oil & Natural Gas Corp., Ltd.	14,126,808	69,099,919
Oil India Ltd.	889,970	7,566,126
Petronet LNG Ltd.	748,408	2,146,602
Reliance Industries Ltd.	6,666,158	102,145,883

Total Oil, Gas & Consumable Fuels		234,999,918

Personal Products - 0.5%
Colgate-Palmolive India Ltd.	2,954	84,490
Dabur India Ltd.	916,808	2,156,900
Godrej Consumer Products Ltd.	275,300	3,628,543
Marico Ltd.	137,731	548,134

Total Personal Products		6,418,067

See Notes to Schedule of Investments.

150    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2012

Investments	Shares	Value
Pharmaceuticals - 3.1%
Cadila Healthcare Ltd.	139,365	$2,294,219
Cipla Ltd.	870,993	6,585,305
Dr. Reddy’s Laboratories Ltd.	201,405	6,726,059
Glenmark Pharmaceuticals Ltd.	400,171	3,860,383
Ipca Laboratories Ltd.	22,440	212,400
Lupin Ltd.	371,388	4,160,915
Strides Arcolab Ltd. Class Preference	56,807	1,136,140
Sun Pharmaceutical Industries Ltd.	959,081	12,887,815
Torrent Pharmaceuticals Ltd.	2,978	39,376
Wockhardt Ltd.*	33,725	968,078

Total Pharmaceuticals		38,870,690

Professional Services - 0.0%
eClerx Services Ltd.	25,176	314,666

Real Estate Management & Development - 1.2%
Anant Raj Industries Ltd.	415,806	682,259
DLF Ltd.	851,764	3,584,902
Housing Development & Infrastructure Ltd.*	3,382,233	6,882,989
Sobha Developers Ltd.	36,246	251,254
Unitech Ltd.*	4,693,759	2,882,734

Total Real Estate Management & Development		14,284,138

Road & Rail - 0.2%
Container Corp. of India	175,546	2,947,500

Software - 0.5%
Financial Technologies India Ltd.	69,328	1,429,645
KPIT Cummins Infosystems Ltd.	210,341	425,750
NIIT Technologies Ltd.	121,334	536,691
Oracle Financial Services Software Ltd.*	60,916	3,661,575

Total Software		6,053,660

Textiles, Apparel & Luxury Goods - 0.6%
Arvind Ltd.	1,624,353	2,966,171
Bata India Ltd.	12,438	196,808
Gitanjali Gems Ltd.	276,493	2,682,926
Raymond Ltd.	9,418	78,882
Titan Industries Ltd.	232,599	1,207,146

Total Textiles, Apparel & Luxury Goods		7,131,933

Thrifts & Mortgage Finance - 4.4%
Dewan Housing Finance Corp., Ltd.	486,216	1,605,338
Housing Development Finance Corp.	3,484,807	52,717,326

Total Thrifts & Mortgage Finance		54,322,664

Tobacco - 1.5%
ITC Ltd.	3,462,871	18,126,509

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	1,078,037	5,339,028

Transportation Infrastructure - 0.5%
Adani Port and Special Economic Zone	1,071,760	2,640,766
Jaypee Infratech Ltd.	3,213,157	3,014,351

Total Transportation Infrastructure		5,655,117

Wireless Telecommunication Services - 1.9%
Bharti Airtel Ltd.	2,862,881	16,569,074
Idea Cellular Ltd.*	1,389,346	2,632,125
Reliance Communications Ltd.	3,021,274	4,075,053

Total Wireless Telecommunication Services		23,276,252

TOTAL COMMON STOCKS (Cost: $1,145,836,414)		1,230,813,079

	Principal amount
FOREIGN CORPORATE BOND - 0.0%
Chemicals - 0.0%
Coromandel International Ltd. 9.00%, 7/23/16 (Cost: $80,892)	4,115,040 INR	74,605

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,145,917,306)(a)		1,230,887,684
Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		1,416,506

NET ASSETS - 100.0%		$1,232,304,190

INR	-	Indian Rupee

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    151

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2012, the Trust offered 46 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes the investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$265,131,593	$—	$—
Money Market Funds	—	4,760,348	—
Exchange-Traded Funds	752,827	—	—

Total	$265,884,420	$4,760,348	$—

Equity Income Fund
Investments in Securities
Common Stocks*	$533,854,952	$—	$—
Money Market Funds	—	11,340,629	—
Exchange-Traded Funds	586,793	—	—

Total	$534,441,745	$11,340,629	$—

LargeCap Dividend Fund
Investments in Securities
Common Stocks*	$1,235,052,547	$—	$—
Money Market Funds	—	4,716,970	—
Exchange-Traded Funds	2,704,489	—	—

Total	$1,237,757,036	$4,716,970	$—

Dividend ex-Financials Fund
Investments in Securities
Common Stocks*	$1,077,740,822	$—	$—
Money Market Funds	—	21,016,261	—
Exchange-Traded Funds	862,273	—	—

Total	$1,078,603,095	$21,016,261	$—

MidCap Dividend Fund
Investments in Securities
Common Stocks*	$388,520,641	$—	$—
Money Market Funds	—	42,083,163	—
Exchange-Traded Funds	1,722,863	—	—

Total	$390,243,504	$42,083,163	$—

SmallCap Dividend Fund
Investments in Securities
Common Stocks*	$399,024,725	$—	$—
Money Market Funds	—	35,305,023	—
Exchange-Traded Funds	2,379,784	—	—

Total	$401,404,509	$35,305,023	$—

DEFA Fund
Investments in Securities
Common Stocks*	$416,336,950	$—	$—
Money Market Funds	—	13,918,107	—
Exchange-Traded Funds	414,205	—	—
Rights	49,197	—	—

Total	$416,800,352	$13,918,107	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	36	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(11)	—

Total - Net	$416,800,352	$13,918,132	$—

DEFA Equity Income Fund
Investments in Securities
Common Stocks:
Spain	$5,456,217	$11,224	$—
Other*	177,033,052	—	—
Money Market Funds	—	5,101,749	—
Exchange-Traded Funds	411,020	—	—
Rights	37,237	—	—

Total	$182,937,526	$5,112,973	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	106	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(495)	—

Total - Net	$182,937,526	$5,112,584	$—

Global Equity Income Fund
Investments in Securities
Common Stocks*	$98,093,786	$—	$—
Money Market Funds	—	5,391,540	—
Exchange-Traded Funds	200,876	—	—
Rights	11,361	—	—

Total	$98,306,023	5,391,540	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—

Total - Net	$98,306,023	$5,391,538	$—

Europe SmallCap Dividend Fund
Investments in Securities
Common Stocks:
Spain	$1,732,069	$13,723	$—
Other*	32,162,450	—	—
Money Market Funds	—	1,196,791	—
Rights	665	—	—

Total	$33,895,184	1,210,514	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(209)	—

Total - Net	$33,895,184	$1,210,305	$—

Japan Hedged Equity Fund
Investments in Securities
Common Stocks*	$1,198,509,854	$—	$—
Money Market Funds	—	46,405,573	—

Total	$1,198,509,854	$46,405,573	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	43,416,936	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(728,602)	—

Total - Net	$1,198,509,854	$89,093,907	$—

Global ex-U.S. Growth Fund
Investments in Securities
Common Stocks*	$66,677,520	$—	$—
Money Market Funds	—	3,588,319	—
Exchange-Traded Funds & Notes	814,313	—	—
Rights	30	—	—

Total	$67,491,863	$3,588,319	$—

Japan SmallCap Dividend Fund
Investments in Securities
Common Stocks*	$176,620,634	$—	$—
Money Market Funds	—	12,423,941	—

Total	$176,620,634	$12,423,941	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7)	—

Total - Net	$176,620,634	$12,423,934	$—

Asia Pacific ex-Japan Fund
Investments in Securities
Common Stocks*	$89,688,458	$—	$—
Money Market Funds	—	1,360,650	—
Exchange-Traded Notes	1,998,290	—	—

Total	$91,686,748	$1,360,650	$—

Australia Dividend Fund
Investments in Securities
Common Stocks*	$68,919,862	$—	$—
Money Market Funds	—	11,626,897	—

Total	$68,919,862	$11,626,897	$—

International LargeCap Dividend Fund
Investments in Securities
Common Stocks*	$198,355,361	$—	$—
Money Market Funds	—	1,631,483	—
Exchange-Traded Funds	376,924	—	—
Rights	30,345	—	—

Total	$198,762,630	$1,631,483	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(577)	—

Total - Net	$198,762,630	$1,630,906	$—

International Dividend ex-Financials Fund
Investments in Securities
Common Stocks*	$346,016,179	$—	$—
Money Market Funds	—	10,010,282	—
Exchange-Traded Funds	306,423	—	—
Rights	218,450	—	—

Total	$346,541,052	$10,010,282	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,794	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(935)	—

Total - Net	$346,541,052	$10,013,141	$—

International MidCap Dividend Fund
Investments in Securities
Common Stocks*	$104,064,491	$—	$—
Money Market Funds	—	9,042,247	—
Exchange-Traded Funds	216,730	—	—
Rights	—	692	—

Total	$104,281,221	9,042,939	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(120)	—

Total - Net	$104,281,221	$9,042,819	$—

International SmallCap Dividend Fund
Investments in Securities
Common Stocks:
Spain	$18,501,050	$82,121	$—
Other*	461,627,091	—	—
Money Market Funds	—	50,235,289	—
Exchange-Traded Funds	87,416	—	—

Total	$480,215,557	50,317,410	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,709	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,680)	—

Total - Net	$480,215,557	$50,318,439	$—

Emerging Markets Equity Income Fund
Investments in Securities
Common Stocks*	$4,853,240,896	$—	$—
Money Market Funds	—	239,228,040	—

Total	$4,853,240,896	239,228,040	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,350	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,051)	—

Total - Net	$4,853,240,896	$239,221,339	$—

Emerging Markets SmallCap Dividend Fund
Investments in Securities
Common Stocks*	$1,180,012,324	$—	$—
Money Market Funds	—	35,037,950	—
Exchange-Traded Funds & Notes	10,071,955	—	—

Total	$1,190,084,279	$35,037,950	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	345	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(36)	—

Total - Net	$1,190,084,279	$35,038,259	$—

Middle East Dividend Fund
Investments in Securities
Common Stocks:
Kuwait	$2,232,299	$52	$—
Other*	9,655,861	—	—

Total	$11,888,160	$52	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1)	—

Total - Net	$11,888,160	$51	$—

Europe Hedged Equity Fund
Investments in Securities
Common Stocks*	$34,996,292	$—	$—
Money Market Funds	—	1,542,458	—

Total	$34,996,292	$1,542,458	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,538	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(401,332)	—

Total - Net	$34,996,292	$1,148,664	$—

Commodity Country Equity Fund
Investments in Securities
Common Stocks*	$26,862,455	$—	$—
Money Market Funds	—	2,662,643	—
Rights	33	—	—

Total	$26,862,488	$2,662,643	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—

Total - Net	$26,862,488	$2,662,641	$—

Global Natural Resources Fund
Investments in Securities
Common Stocks*	$27,718,965	$—	$—
Money Market Funds	—	3,596,245	—
Exchange-Traded Funds & Notes	145,910	—	—

Total	$27,864,875	$3,596,245	$—

Global ex-U.S. Utilities Fund
Investments in Securities
Common Stocks*	$36,754,969	$—	$—
Money Market Funds	—	1,950,104	—
Exchange-Traded Notes	207,704	—	—

Total	$36,962,673	$1,950,104	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(11)	—

Total - Net	$36,962,673	$1,950,093	$—

Global ex-U.S. Real Estate Fund
Investments in Securities
Common Stocks*	$107,313,922	$—	$—
Money Market Funds	—	10,225,647	—
Exchange-Traded Funds	236,724	—	—

Total	$107,550,646	$10,225,647	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,019)	—

Total - Net	$107,550,646	$10,224,628	$—

China Dividend ex-Financials Fund
Investments in Securities
Common Stocks*	$29,998,245	$—	$—
Money Market Funds	—	2,156,688	—

Total	$29,998,245	$2,156,688	$—

Total Earnings Fund
Investments in Securities
Common Stocks*	$48,281,234	$—	$—
Money Market Funds	—	647,670	—

Total	$48,281,234	$647,670	$—

Earnings 500 Fund
Investments in Securities
Common Stocks*	$56,676,987	$—	$—
Money Market Funds	—	366,897	—
Exchange-Traded Funds	184,604	—	—

Total	$56,861,591	$366,897	$—

MidCap Earnings Fund
Investments in Securities
Common Stocks*	$164,253,584	$—	$—
Money Market Funds	—	10,719,637	—
Exchange-Traded Funds	796,324	—	—

Total	$165,049,908	$10,719,637	$—

SmallCap Earnings Fund
Investments in Securities
Common Stocks*	$154,877,856	$—	$—
Money Market Funds	—	10,103,271	—
Exchange-Traded Funds	931,520	—	—

Total	$155,809,376	$10,103,271	$—

LargeCap Value Fund
Investments in Securities
Common Stocks*	$29,055,812	$—	$—
Money Market Funds	—	87,931	—
Exchange-Traded Funds	40,132	—	—

Total	$29,095,944	$87,931	$—

India Earnings Fund (consolidated)
Investments in Securities
Common Stocks*	$1,230,813,079	$—	$—
Foreign Corporate Bond	—	74,605	—

Total	$1,230,813,079	$74,605	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry and/or by country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended December 31, 2012. All transfers between Level 1 and Level 2 fair value measurements are done using the beginning of period method.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
DEFA Equity Income Fund	$11,337	$—
Europe SmallCap Dividend Fund	$13,862	$—
International SmallCap Dividend Fund	$82,950	$—

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.

[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers into or out of Level 3 are done using the beginning of period method.

Common Stocks
Europe SmallCap Dividend Fund	United Kingdom
Balance as of April 1, 2012	$—
Realized gain (loss)	(207,088)
Change in unrealized appreciation (depreciation)	207,088
Purchases	—
Sales	—
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—

Balance as of December 31, 2012	$—

Common Stocks
International SmallCap Dividend Fund	United Kingdom
Balance as of April 1, 2012	$—
Realized gain (loss)	(210,464)
Change in unrealized appreciation (depreciation)	210,464
Purchases	—
Sales	—
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—

Balance as of December 31, 2012	$—

Common Stocks
Emerging Markets Equity Income Fund	Pharmaceuticals
Balance as of April 1, 2012	$55,605
Realized gain (loss)	32,686
Change in unrealized appreciation (depreciation)	1,741
Purchases	—
Sales	(90,032)
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—

Balance as of December 31, 2012	$—

Common Stocks
Emerging Market SmallCap Dividend Fund	Malaysia
Balance as of April 1, 2012	$73,744
Realized gain (loss)	43,346
Change in unrealized appreciation (depreciation)	2,310
Purchases	—
Sales	(119,400)
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—

Balance as of December 31, 2012	$—

	Common Stocks
India Earnings Fund (consolidated)	Electric Utilities	Metals & Mining
Balance as of April 1, 2012	$373,398	$125,467
Realized gain (loss)	(291,565)	(77,346)
Change in unrealized appreciation (depreciation)	157,647	38,429
Purchases	422,483	33,230
Sales	(661,963)	(119,780)
Transfers into Level 3[1]	—	—
Transfers out of Level 3[2]	—	—

Balance as of December 31, 2012	$—	$—

[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[2]	Transfers out of Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward currency contracts, during the nine months ended December 31, 2012, which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with the credit-risk-related contingent features would be the total of derivatives in net liability positions for each Fund. As of December 31, 2012 the Funds did not have collateral posted with any counterparty.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and Europe Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following Forward Contracts were open at December 31, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund
	1/2/2013	AUD	19,000	USD	19,740	$15
	1/2/2013	EUR	23,000	USD	30,318	(5)
	1/2/2013	HKD	50,302	USD	6,490	—
	1/2/2013	SGD	29,335	USD	24,010	(6)
	1/3/2013	NZD	18,454	USD	15,246	21

						$25

DEFA Equity Income Fund
	1/2/2013	EUR	57,320	USD	75,517	$(54)
	1/3/2013	EUR	31,052	USD	41,045	106
	1/3/2013	GBP	42,670	USD	68,919	(441)

						$(389)

Global Equity Income Fund
	1/4/2013	GBP	5,409	USD	8,791	$(2)

Europe SmallCap Dividend Fund
	1/2/2013	SEK	166,289	USD	25,464	$(98)
	1/2/2013	SEK	475,000	USD	72,904	(111)

						$(209)

Japan Hedged Equity Fund
	1/4/2013	USD	72,631	JPY	6,187,474	$(1,071)
	1/8/2013	JPY	10,639,948,732	USD	129,067,636	6,006,468
	1/8/2013	JPY	10,639,948,730	USD	129,066,853	6,005,685
	1/8/2013	JPY	10,639,948,730	USD	129,068,889	6,007,721
	1/8/2013	JPY	10,639,948,730	USD	129,068,889	6,007,721
	1/8/2013	JPY	10,639,949,730	USD	129,067,636	6,006,468
	1/8/2013	JPY	1,512,802,628	USD	18,497,538	1,000,531
	1/8/2013	JPY	5,491,241,864	USD	66,706,048	3,194,592
	1/8/2013	JPY	1,828,442,234	USD	21,902,102	754,421
	1/8/2013	JPY	5,783,467,287	USD	69,060,861	2,169,539
	1/8/2013	JPY	1,984,043,851	USD	23,628,008	680,646
	1/8/2013	JPY	5,011,867,293	USD	59,492,276	1,525,244
	1/8/2013	JPY	5,322,166,822	USD	63,077,533	1,521,591
	1/8/2013	JPY	6,031,041,455	USD	71,711,717	1,956,963
	1/8/2013	JPY	1,911,213,422	USD	22,243,457	138,448
	1/8/2013	JPY	1,911,213,421	USD	22,243,327	138,319
	1/8/2013	JPY	5,323,645,613	USD	61,834,694	261,648
	1/8/2013	USD	25,061,788	JPY	2,157,669,612	(107,534)
	1/8/2013	USD	6,684,208	JPY	549,781,427	(325,460)
	1/8/2013	USD	3,338,052	JPY	274,562,093	(162,479)
	1/8/2013	USD	1,661,087	JPY	138,841,992	(55,247)
	1/8/2013	USD	239,858,226	JPY	20,739,101,629	9,290
	1/8/2013	USD	123,054,979	JPY	10,639,948,730	6,190
	1/8/2013	USD	253,454,130	JPY	21,914,657,881	9,817
	1/8/2013	USD	214,912,358	JPY	18,582,203,609	8,573
	1/8/2013	USD	259,900,676	JPY	22,471,792,181	7,061
	2/5/2013	JPY	20,824,250,041	USD	240,888,979	(17,982)
	2/5/2013	JPY	20,824,250,041	USD	240,887,586	(19,375)
	2/5/2013	JPY	20,824,250,041	USD	240,895,946	(11,015)
	2/5/2013	JPY	20,824,250,041	USD	240,895,110	(11,851)
	2/5/2013	JPY	20,824,250,041	USD	240,890,373	(16,588)

						$42,688,334

Japan SmallCap Dividend Fund
	1/4/2013	JPY	2,710,950	USD	31,346	$(7)

International LargeCap Dividend Fund
	1/3/2013	GBP	57,000	USD	92,076	$(577)

International Dividend ex-Financials Fund
	1/3/2013	USD	844,906	AUD	813,858	$40
	1/3/2013	USD	524,097	GBP	324,428	3,261
	1/3/2013	USD	104,989	HKD	813,862	14
	1/4/2013	USD	207,132	CHF	189,153	(487)
	1/4/2013	USD	103,754	NOK	579,607	393
	1/4/2013	USD	104,121	SEK	677,911	86
	1/8/2013	USD	104,317	JPY	8,981,095	(448)

						$2,859

International MidCap Dividend Fund
	1/2/2013	GBP	12,000	USD	19,386	$(120)

International SmallCap Dividend Fund
	1/2/2013	NOK	1,291,601	USD	232,058	$(25)
	1/3/2013	EUR	600,000	USD	793,326	2,286
	1/3/2013	USD	400,347	AUD	385,635	19
	1/4/2013	USD	68,755	GBP	42,547	404
	1/8/2013	USD	385,813	JPY	33,216,141	(1,655)

						$1,029

Emerging Markets Equity Income Fund
	1/2/2013	USD	669,488	TRY	1,197,245	$1,350
	1/3/2013	USD	788,464	KRW	839,478,046	(4,327)
	1/3/2013	USD	610,462	KRW	649,959,052	(3,350)
	1/3/2013	USD	14,072	KRW	14,982,977	(77)
	1/3/2013	USD	1,819,337	MYR	5,562,622	(297)

						$(6,701)

Emerging Markets SmallCap Dividend Fund
	1/2/2013	HKD	1,029,950	USD	132,874	$(8)
	1/2/2013	PLN	22,169	USD	7,191	28
	1/2/2013	TRY	18,184	USD	10,161	(28)
	1/2/2013	ZAR	736,987	USD	86,888	25
	1/4/2013	THB	5,465,481	USD	178,961	292

						$309

Middle East Dividend Fund
	1/2/2013	USD	21,371	QAR	77,808	$(1)

Europe Hedged Equity Fund
	1/3/2013	EUR	11,166	USD	14,726	$6
	1/4/2013	EUR	342,506	USD	451,560	—
	1/4/2013	EUR	5,281,715	USD	6,871,691	(91,842)
	1/4/2013	EUR	5,281,713	USD	6,871,561	(91,968)
	1/4/2013	EUR	5,281,713	USD	6,871,709	(91,820)
	1/4/2013	EUR	5,281,713	USD	6,871,662	(91,868)
	1/4/2013	EUR	881,038	USD	1,151,693	(9,888)
	1/4/2013	EUR	881,039	USD	1,151,668	(9,914)
	1/4/2013	EUR	1,791,810	USD	2,349,355	(13,008)
	1/4/2013	EUR	907,042	USD	1,199,554	3,689
	1/4/2013	EUR	907,042	USD	1,199,500	3,635
	1/4/2013	USD	9,320,886	EUR	7,069,793	89
	1/4/2013	USD	9,325,825	EUR	7,073,523	68
	1/4/2013	USD	6,963,482	EUR	5,281,715	51
	1/4/2013	USD	9,321,029	EUR	7,069,794	(52)
	2/5/2013	EUR	6,609,604	USD	8,716,349	(289)
	2/5/2013	EUR	6,609,604	USD	8,716,362	(276)
	2/5/2013	EUR	6,609,605	USD	8,716,456	(184)
	2/5/2013	EUR	6,609,604	USD	8,716,415	(223)

						$(393,794)

Commodity Country Equity Fund
	1/2/2013	CAD	2,304	USD	2,312	$(2)

Global ex-US Utilities Fund
	1/2/2013	EUR	11,704	USD	15,420	$(11)

Global ex-US Real Estate Fund
	1/2/2013	SEK	708,657	USD	108,517	$(416)
	1/2/2013	ZAR	525,672	USD	61,367	(590)
	1/3/2013	CAD	13,145	USD	13,193	(9)
	1/3/2013	HKD	269,623	USD	34,782	(4)

						$(1,019)

Currency Legend:

AUD	-	Australian dollar

CAD	-	Canadian dollar

CHF	-	Swiss franc

EUR	-	Euro

GBP	-	British pound

HKD	-	Hong Kong dollar

JPY	-	Japanese yen

KRW	-	South Korean won

MYR	-	Malaysian ringgit

NOK	-	Norwegian krone

NZD	-	New Zealand dollar

PLN	-	Polish zloty

QAR	-	Qatari riyal

SEK	-	Swedish krona

SGD	-	Singapore dollar

THB	-	Thai baht

TRY	-	Turkish new lira

USD	-	U.S. dollar

ZAR	-	South African rand

During the period ended December 31, 2012, the volume of derivative activity for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Foreign exchange contracts	$—	$99,915
DEFA Equity Income Fund
Foreign exchange contracts	—	71,384
Asia-Pacific ex-Japan Fund
Foreign exchange contracts	11,295	—
Australia Dividend Fund
Foreign exchange contracts	7,501	3,024
Global Equity Income Fund
Foreign exchange contracts	4,605	12,957
Japan Hedged Equity Fund
Foreign exchange contracts	356,319,225	1,026,416,563
Global ex-US Growth Fund
Foreign exchange contracts	638	693
Japan SmallCap Dividend Fund
Foreign exchange contracts	76,967	78,089
Europe SmallCap Dividend Fund
Foreign exchange contracts	7,159	9,837
International LargeCap Dividend Fund
Foreign exchange contracts	—	53,546
International Dividend ex-Financials Fund
Foreign exchange contracts	199,332	76,163
International MidCap Dividend Fund
Foreign exchange contracts	25,837	33,591
International SmallCap Dividend Fund
Foreign exchange contracts	98,495	195,013
Commodity Country Equity Fund
Foreign exchange contracts	—	3,313
Global Natural Resources Fund
Foreign exchange contracts	—	10,664
Global ex-US Utilities Fund
Foreign exchange contracts	—	6,323
Global ex-US Real Estate Fund
Foreign exchange contracts	44,413	44,613
India Earnings Fund
Foreign exchange contracts	335,338	—
Emerging Markets Equity Income Fund
Foreign exchange contracts	2,403,508	452,429
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	770,904	505,384
Middle East Dividend Fund
Foreign exchange contracts	10,390	14,913
Europe Hedged Equity Fund
Foreign exchange contracts	12,828,378	35,121,304

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$233,688,928	$42,028,950	$(5,073,110)	$36,955,840
Equity Income Fund	515,589,600	37,351,994	(7,159,220)	30,192,774
LargeCap Dividend Fund	1,146,994,532	118,754,088	(23,274,614)	95,479,474
Dividend ex-Financials Fund	1,063,398,280	48,783,247	(12,562,171)	36,221,076
MidCap Dividend Fund	398,652,486	38,973,960	(5,299,779)	33,674,181
SmallCap Dividend Fund	405,751,291	36,326,857	(5,368,616)	30,958,241
DEFA Fund	407,951,265	52,976,422	(30,209,228)	22,767,194
DEFA Equity Income Fund	180,655,484	20,770,935	(13,375,920)	7,395,015
Global Equity Income Fund	96,332,094	11,818,725	(4,453,256)	7,365,469
Europe SmallCap Dividend Fund	31,828,680	5,280,802	(2,003,784)	3,277,018
Japan Hedged Equity Fund	1,232,804,023	31,122,279	(19,010,875)	12,111,404
Global ex-U.S. Growth Fund	64,014,709	8,446,397	(1,380,924)	7,065,473
Japan SmallCap Dividend Fund	185,923,671	15,188,749	(12,067,845)	3,120,904
Asia Pacific ex-Japan Fund	83,419,428	11,509,808	(1,881,838)	9,627,970
Australia Dividend Fund	75,283,430	9,547,370	(4,284,041)	5,263,329
International LargeCap Dividend Fund	191,585,667	21,979,701	(13,171,255)	8,808,446
International Dividend ex-Financials Fund	329,149,755	40,616,163	(13,214,584)	27,401,579
International MidCap Dividend Fund	101,869,175	17,385,255	(5,930,270)	11,454,985
International SmallCap Dividend Fund	469,609,505	78,372,065	(17,448,603)	60,923,462
Emerging Markets Equity Income Fund	4,711,932,643	519,764,399	(139,228,106)	380,536,293
Emerging Markets SmallCap Dividend Fund	1,057,883,107	207,599,544	(40,360,422)	167,239,122
Middle East Dividend Fund	11,027,969	1,802,336	(942,093)	860,243
Europe Hedged Equity Fund	33,602,967	3,026,822	(91,039)	2,935,783
Commodity Country Equity Fund	29,050,253	2,431,357	(1,956,479)	474,878
Global Natural Resources Fund	32,973,741	1,578,494	(3,091,115)	(1,512,621)
Global ex-U.S. Utilities Fund	42,404,981	2,693,105	(6,185,309)	(3,492,204)
Global ex-U.S. Real Estate Fund	101,059,673	17,786,702	(1,070,082)	16,716,620
China Dividend ex-Financials Fund	30,575,594	1,973,154	(393,815)	1,579,339
Total Earnings Fund	43,742,455	7,000,547	(1,814,098)	5,186,449
Earnings 500 Fund	51,729,792	8,565,490	(3,066,794)	5,498,696
MidCap Earnings Fund	159,335,808	18,251,061	(1,817,324)	16,433,737
SmallCap Earnings Fund	154,423,748	14,361,114	(2,872,215)	11,488,899
LargeCap Value Fund	26,662,952	3,295,825	(774,902)	2,520,923
India Earnings Fund (consolidated)	1,145,917,306	171,975,876	(87,005,498)	84,970,378

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2012 are as follows

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2012	Dividend Income
Total Dividend Fund
Total Earnings Fund	$378,355	$3,183,453	$2,840,163	$752,827	$11,103

Equity Income Fund
Total Dividend Fund	$394,979	$10,987,491	$10,844,524	$586,793	$46,590

LargeCap Dividend Fund
Total Dividend Fund	$327,795	$20,431,069	$18,206,298	$2,704,489	$65,432

Dividend ex-Financials Fund
LargeCap Dividend Fund	$1,595,420	$11,991,410	$13,225,019	$430,514	$34,584
MidCap Dividend Fund	1,589,686	12,050,095	13,232,817	431,759	42,542

Total	$3,185,106	$24,041,505	$26,457,836	$862,273	$77,126

MidCap Dividend Fund
LargeCap Dividend Fund	$1,852,064	$6,532,857	$6,702,112	$1,722,863	$25,017

SmallCap Dividend Fund
MidCap Dividend Fund	$2,349,094	$8,344,171	$7,747,999	$2,379,784	$46,053

DEFA Fund
International Dividend ex-Financials Fund	$388,791	$11,444,545	$11,442,334	$414,205	$88,931

DEFA Equity Income Fund
International LargeCap Dividend Fund	$820,710	$5,482,546	$5,923,862	$411,020	$20,744

Global Equity Income Fund
DEFA Equity Income Fund	$178,611	$1,912,912	$1,948,880	$150,788	$8,600
Equity Income Fund	59,494	638,169	648,380	50,088	1,729

Total	$238,105	$2,551,081	$2,597,260	$200,876	$10,329

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$1,251	$480,623	$491,681	$—	$1,652

Global ex-U.S. Growth Fund
DEFA Fund	$70,044	$759,631	$820,994	$2,970	$5,044
Emerging Markets Equity Income Fund	46,606	507,368	541,573	1,999	3,002
India Earnings Fund	268,744	404,625	651,371	—	1,722

Total	$385,394	$1,671,624	$2,013,938	$4,969	$9,768

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$2,793,741	$2,863,801	$—	$961

Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$—	$1,668,229	$1,691,274	$—	$14,110
India Earnings Fund	2,198,209	66,930	2,014,107	—	4,741

Total	$2,198,209	$1,735,159	$3,705,381	$—	$18,851

International LargeCap Dividend Fund
International MidCap Dividend Fund	$30,021	$3,930,092	$3,630,592	$376,924	$14,317

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$5,215	$6,425,650	$6,162,905	$306,423	$26,887

International MidCap Dividend Fund
Australia Dividend Fund	$41,611	$1,513,612	$1,437,315	$108,487	$7,742
Japan Hedged Equity Fund	41,402	1,521,282	1,499,948	108,243	4,535

Total	$83,013	$3,034,894	$2,937,263	$216,730	$12,277

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$126,577	$2,053,411	$2,207,592	$48,392	$6,058
Japan SmallCap Dividend Fund	105,609	1,719,751	1,791,525	39,024	3,393

Total	$232,186	$3,773,162	$3,999,117	$87,416	$9,451

Emerging Markets Equity Income Fund
Global Equity Income Fund	$2,136,100	$—	$2,033,841	$—	$—

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$831,370	$14,978,431	$16,489,572	$13,709	$31,077
India Earnings Fund	7,457,099	5,578,398	12,225,137	—	18,946

Total	$8,288,469	$20,556,829	$28,714,709	$13,709	$50,023

Europe Hedged Equity Fund
DEFA Fund	$34,707	$495,793	$536,966	$—	$3,974

Commodity Country Equity Fund
Global Natural Resources Fund	$12,952	$656,083	$656,207	$—	$2,432

Global Natural Resources Fund
Global Equity Income Fund	$—	$408,366	$404,569	$7,024	$1,704
India Earnings Fund	175,429	—	155,357	—	412

Total	$175,429	$408,366	$559,926	$7,024	$2,116

Global ex-U.S. Utilities Fund
Global ex-U.S. Real Estate Fund	$—	$845,231	$849,394	$—	$6,174
India Earnings Fund	158,501	—	140,878	—	372

Total	$158,501	$845,231	$990,272	$—	$6,546

Global ex-U.S. Real Estate Fund
Global Natural Resources Fund	$—	$1,881,054	$1,619,380	$236,724	$6,541

Total Earnings Fund
LargeCap Growth Fund	$91,512	$373,106	$469,888	$—	$845

Earnings 500 Fund
Equity Income Fund	$83,955	$903,260	$813,398	$184,604	$2,830

MidCap Earnings Fund
MidCap Dividend Fund	$378,776	$2,724,069	$2,312,241	$796,324	$11,625

SmallCap Earnings Fund
MidCap Earnings Fund	$269,473	$2,716,364	$2,100,983	$931,520	$9,669

LargeCap Value Fund
Earnings 500 Fund	$130,986	$213,529	$317,694	$27,968	$916
MidCap Earnings Fund	55,842	73,559	115,579	12,164	351

Total	$186,828	$287,088	$433,273	$40,132	$1,267

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	February 28, 2013

By:	/s/ David Castano
David Castano
Treasurer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	February 28, 2013

By:	/s/ David Castano
David Castano
Treasurer

Date:	February 28, 2013